PROSPECTUS

FRANKLIN TAX-FREE TRUST
July 1, 2022, as amended December 21, 2022

	Class A	Class A1	Class C	Class R6	Advisor Class
Franklin Federal Intermediate-Term Tax-Free Income Fund	FKQTX	FKITX	FCITX	FITQX	FITZX
Franklin Federal Limited-Term Tax-Free Income Fund	FFLQX	FFTFX	—	FFTRX	FTFZX
Franklin High Yield Tax-Free Income Fund	FHYQX	FRHIX	FHYIX	FHYRX	FHYVX
Franklin Massachusetts Tax-Free Income Fund	FMAQX	FMISX	FMAIX	FKTMX	FMAHX
Franklin New Jersey Tax-Free Income Fund	FNJQX	FRNJX	FNIIX	FNJRX	FNJZX

The U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TF1 P 12/22

Contents

Fund Summaries

Information about the Fund you should know before investing

Franklin Federal Intermediate-Term Tax-Free Income Fund	3
Franklin Federal Limited-Term Tax-Free Income Fund	12
Franklin High Yield Tax-Free Income Fund	21
Franklin Massachusetts Tax-Free Income Fund	30
Franklin New Jersey Tax-Free Income Fund	39

Fund Details

More information on investment policies, practices and risks/financial highlights

Investment Goal	47
Principal Investment Policies and Practices	47
Principal Risks	50
Management	58
Distributions and Taxes	60
Financial Highlights	65

Your Account

Information about sales charges, qualified investors, account transactions and services

Choosing a Share Class	90
Buying Shares	103
Investor Services	107
Selling Shares	110
Exchanging Shares	112
Account Policies	116
Questions	126

For More Information

Where to learn more about the Fund

Back Cover

FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND
FUND SUMMARIES

Franklin Federal Intermediate-Term Tax-Free Income Fund

Investment Goal

To provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 91 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 51 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class A1		Class C	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	2.25%		2.25%		None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	[1]	None	[1]	1.00%	None	None

1.

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investment of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

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FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND
FUND SUMMARIES

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class A1	Class C	Class R6	Advisor Class
Management fees	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and service (12b-1) fees	0.25%	0.10%	0.65%	None	None
Other expenses	0.10%	0.10%	0.10%	0.05%	0.10%
Total annual Fund operating expenses	0.80%	0.65%	1.20%	0.50%	0.55%
Fee waiver and/or expense reimbursement[1,2]	-0.09%	-0.09%	-0.09%	-0.10%	-0.09%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[1,2]	0.71%	0.56%	1.11%	0.40%	0.46%

1. The investment manager has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (including acquired fees and expenses but excluding Rule 12b-1 fees and certain nonroutine expenses) for each class of the Fund other than Class R6 do not exceed 0.46%, and for Class R6 do not exceed 0.40% until June 30, 2023. During the term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the cap on Fund’s fees and expenses (which would result in lower fees for shareholders).

2. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.02% until June 30, 2023. During the term, this fee waiver and expense reimbursement agreement may not be terminated or amended without the approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the cap on the Fund’s fees and expenses (which would result in lower fees for shareholders).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$296	$466	$650	$1,184
Class A1	$281	$420	$571	$1,009
Class C	$213	$372	$651	$1,335
Class R6	$41	$150	$269	$619
Advisor Class	$47	$167	$298	$680
If you do not sell your shares:
Class C	$113	$372	$651	$1,335

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FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND
FUND SUMMARIES

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22.05% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's total assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay interest subject to other federal or state income taxes.

Although the Fund does not have restrictions on the maturity of the securities it may buy, the Fund does maintain a dollar-weighted average portfolio maturity of three to 10 years.

The Fund only buys municipal securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or unrated or short-term rated securities of comparable credit quality).

The Fund does not necessarily focus its investments in a particular state. The Fund may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

Although the investment manager will search for investments across a large number of municipal securities that finance different types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically invests with a long-term time horizon. This means it generally holds securities in the Fund’s portfolio for income purposes, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal. With a focus on income, individual securities are considered for purchase or sale based on various factors and considerations, including credit profile, risk, structure, pricing, portfolio impact, duration management, restructuring, opportunistic trading and tax loss harvesting opportunities.

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FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND
FUND SUMMARIES

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Credit An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value. A change in the credit rating of a municipal bond insurer that insures securities in the Fund’s portfolio may affect the value of the securities it insures, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Focus The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

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FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND
FUND SUMMARIES

Tax-Exempt Securities Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Income The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security.

Prepayment Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

States The Fund’s portfolio is generally widely diversified among issuers of municipal securities. However, to the extent that the Fund has exposure from time to time to the municipal securities of a particular state, events in that state may affect the Fund’s investments and performance. These events may include economic or political policy changes, tax base erosion, unfunded pension and healthcare liabilities, constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of the state. The same is true of events in U.S. territories, to the extent that the Fund has exposure to any particular territory at any given time.

Liquidity From time to time, the trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

Management The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Cybersecurity Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data

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FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND
FUND SUMMARIES

(including private shareholder information), or proprietary information, cause the Fund,the investment manager and/or their service providers (including, but not limited to, Fundaccountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fundinvestors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or investment manager. Cybersecurity incidents may result in financial losses to theFund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the fund, the investment manager and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

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FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND
FUND SUMMARIES

Class A Annual Total Returns

Best Quarter:	2014, Q1	2.58%
Worst Quarter:	2016, Q4	-3.24%

As of March 31, 2022, the Fund’s year-to-date return was -5.85%.

Average Annual Total Returns

(figures reflect sales charges)

For periods ended December 31, 2021

	1 Year	5 Years	10 Years	Since Inception
Franklin Federal Intermediate-Term Tax-Free Income Fund - Class A
Return before taxes	-1.65%	2.25%	2.27%	—
Return after taxes on distributions	-1.65%	2.25%	2.27%	—
Return after taxes on distributions and sale of Fund shares	-0.21%	2.27%	2.32%	—
Franklin Federal Intermediate-Term Tax-Free Income Fund - Class A1	-1.46%	2.32%	2.31%	—
Franklin Federal Intermediate-Term Tax-Free Income Fund - Class C	-0.77%	2.23%	1.98%	—
Franklin Federal Intermediate-Term Tax-Free Income Fund - Class R6	1.00%	—	—	2.57%	[1]
Franklin Federal Intermediate-Term Tax-Free Income Fund - Advisor Class	0.87%	2.88%	2.65%	—
Bloomberg Municipal 1-15 year Index (index reflects no deduction for fees, expenses or taxes)	0.86%	3.57%	3.05%	—

1.	Since inception August 1, 2017.

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FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND
FUND SUMMARIES

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has been adjusted to reflect differences in Rule 12b-1 fees between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

Ben Barber, CFA

Senior Vice President of Advisers and portfolio manager of the Fund since 2020.

Daniel Workman, CFA

Vice President of Advisers and portfolio manager of the Fund since 2020.

Francisco Rivera

Vice President of Advisers and portfolio manager of the Fund since 2020.

James Conn, CFA

Senior Vice President of Advisers and portfolio manager of the Fund since 1999.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A, A1 and C, the minimum initial purchase for most accounts is $1,000 (or $25 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

Taxes

The Fund's distributions are primarily exempt from regular federal income tax. A portion of these distributions, however, may be subject to federal alternative minimum tax and state and local taxes. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

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FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND
FUND SUMMARIES

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND
FUND SUMMARIES

Franklin Federal Limited-Term Tax-Free Income Fund

Investment Goal

To provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 91 in the Fund's Prospectus and under “Buying and Selling Shares” on page 51 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – "Intermediary Sales Charge Discounts and Waivers" to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class A1	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	2.25%		2.25%	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	[1]	None	None	None

1.

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investment of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

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FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND
FUND SUMMARIES

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class A1	Class R6	Advisor Class
Management fees	0.47%	0.47%	0.47%	0.47%
Distribution and service (12b-1) fees	0.25%	0.15%	None	None
Other expenses	0.08%	0.08%	0.06%	0.08%
Acquired fund fees and expenses[1]	0.01%	0.01%	0.01%	0.01%
Total annual Fund operating expenses	0.81%	0.71%	0.54%	0.56%
Fee waiver and/or expense reimbursement[2,3]	-0.15%	-0.15%	-0.16%	-0.15%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[1,2,3]	0.66%	0.56%	0.38%	0.41%

1. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

2. The investment manager has contractually agreed to waive or assume certain expenses so that operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed 0.40% until June 30, 2023. During the term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the cap on Fund’s fees and expenses (which would result in lower fees for shareholders).

3. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.03% until June 30, 2023. During the term, this fee waiver and expense reimbursement agreement may not be terminated or amended without the approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the cap on the Fund’s fees and expenses (which would result in lower fees for shareholders).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$291	$463	$650	$1,190
Class A1	$281	$432	$597	$1,074
Class R6	$39	$157	$286	$662
Advisor Class	$42	$165	$298	$687

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held

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FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND
FUND SUMMARIES

in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33.22% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's total assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay interest subject to other federal or state income taxes.

Although the Fund does not have restrictions on the maturity of the securities it may buy, the Fund does maintain a dollar-weighted average portfolio maturity of five years or less.

The Fund only buys municipal securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or unrated or short-term rated securities of comparable credit quality).

The Fund does not necessarily focus its investments in a particular state. The Fund may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

Although the investment manager will search for investments across a large number of municipal securities that finance different types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically invests with a long-term time horizon. This means it generally holds securities in the Fund’s portfolio for income purposes, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal. With a focus on income, individual securities are considered for purchase or sale based on various factors and considerations, including credit profile, risk, structure, pricing, portfolio impact, duration management, restructuring, opportunistic trading and tax loss harvesting opportunities.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not

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FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND
FUND SUMMARIES

insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Credit An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value. A change in the credit rating of a municipal bond insurer that insures securities in the Fund’s portfolio may affect the value of the securities it insures, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Focus The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Tax-Exempt Securities Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax

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FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND
FUND SUMMARIES

laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Income The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security.

Prepayment Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

States The Fund’s portfolio is generally widely diversified among issuers of municipal securities. However, to the extent that the Fund has exposure from time to time to the municipal securities of a particular state, events in that state may affect the Fund’s investments and performance. These events may include economic or political policy changes, tax base erosion, unfunded pension and healthcare liabilities, constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of the state. The same is true of events in U.S. territories, to the extent that the Fund has exposure to any particular territory at any given time.

Liquidity From time to time, the trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

Management The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Cybersecurity Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund,the investment manager and/or their service providers (including, but not limited to, Fundaccountants, custodians, sub-custodians, transfer agents and

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FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND
FUND SUMMARIES

financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fundinvestors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or investment manager. Cybersecurity incidents may result in financial losses to theFund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the fund, the investment manager and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

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FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND
FUND SUMMARIES

Class A Annual Total Returns

Best Quarter:	2020, Q2	1.71%
Worst Quarter:	2013, Q2	-0.69%

As of March 31, 2022, the Fund’s year-to-date return was -3.13%.

Average Annual Total Returns

(figures reflect sales charges)

For periods ended December 31, 2021

	1 Year	5 Years	10 Years	Since Inception
Franklin Federal Limited-Term Tax-Free Income Fund - Class A
Return before taxes	-2.56%	1.03%	0.90%	—
Return after taxes on distributions	-2.56%	1.03%	0.90%	—
Return after taxes on distributions and sale of Fund shares	-1.23%	1.04%	0.95%	—
Franklin Federal Limited-Term Tax-Free Income Fund - Class A1	-2.50%	1.12%	0.95%	—
Franklin Federal Limited-Term Tax-Free Income Fund - Class R6	0.06%	—	—	1.78%	[1]
Franklin Federal Limited-Term Tax-Free Income Fund - Advisor Class	0.03%	1.73%	1.33%	—
Bloomberg Municipal Short 1-5 Years Index (index reflects no deduction for fees, expenses or taxes)	0.36%	2.04%	1.56%	—

1.	Since inception August 1, 2017.

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FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND
FUND SUMMARIES

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has been adjusted to reflect differences in Rule 12b-1 fees between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

Ben Barber, CFA

Senior Vice President of Advisers and portfolio manager of the Fund since 2020.

Daniel Workman, CFA

Vice President of Advisers and portfolio manager of the Fund since 2020.

Francisco Rivera

Vice President of Advisers and portfolio manager of the Fund since 2020.

James Conn, CFA

Senior Vice President of Advisers and portfolio manager of the Fund since inception (2003).

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A and A1, the minimum initial purchase for most accounts is $1,000 (or $25 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

Taxes

The Fund's distributions are primarily exempt from regular federal income tax. A portion of these distributions, however, may be subject to federal alternative minimum tax and state and local taxes. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

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FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND
FUND SUMMARIES

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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FRANKLIN HIGH YIELD TAX-FREE INCOME FUND
FUND SUMMARIES

Franklin High Yield Tax-Free Income Fund

Investment Goal

To provide investors with a high current yield exempt from federal income taxes. Its secondary goal is capital appreciation to the extent possible and consistent with the Fund's principal investment goal.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 91 in the Fund's Prospectus and under “Buying and Selling Shares” on page 51 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – "Intermediary Sales Charge Discounts and Waivers" to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class A1		Class C	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%		3.75%		None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	[1]	None	[1]	1.00%	None	None

1.

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investment of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

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FRANKLIN HIGH YIELD TAX-FREE INCOME FUND
FUND SUMMARIES

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class A1	Class C	Class R6	Advisor Class
Management fees	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and service (12b-1) fees	0.25%	0.10%	0.65%	None	None
Other expenses	0.10%	0.10%	0.10%	0.06%	0.10%
Total annual Fund operating expenses	0.80%	0.65%	1.20%	0.51%	0.55%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$454	$621	$803	$1,329
Class A1	$439	$576	$725	$1,157
Class C	$222	$381	$660	$1,344
Class R6	$52	$163	$284	$639
Advisor Class	$56	$176	$307	$689
If you do not sell your shares:
Class C	$122	$381	$660	$1,344

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18.70% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's net assets may be in securities that pay interest that may be subject to the federal alternative minimum

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FRANKLIN HIGH YIELD TAX-FREE INCOME FUND
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tax and, although not anticipated, in securities that pay interest subject to other federal or state income taxes.

The Fund may invest in municipal securities rated in any rating category (or unrated or short-term rated securities of comparable credit quality), including defaulted securities.

The Fund does not necessarily focus its investments in a particular state or territory, and will not invest more than 25% of its total assets in municipal securities of any one state or territory. The Fund may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

Although the investment manager will search for investments across a large number of municipal securities that finance different types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically invests with a long-term time horizon. This means it generally holds securities in the Fund’s portfolio for income purposes,although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal.With a focus on income, individual securities are considered for purchase or sale based on various factors and considerations, including credit profile, risk, structure, pricing, portfolio impact, duration management, restructuring, opportunistic trading and tax loss harvesting opportunities.

When selecting securities for the Fund’s portfolio, the investment manager may consider existing market conditions, the availability of lower-rated securities, and whether the difference in yields between higher and lower-rated securities justifies the higher risk of lower-rated securities.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a

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FRANKLIN HIGH YIELD TAX-FREE INCOME FUND
FUND SUMMARIES

security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Credit An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value. A change in the credit rating of a municipal bond insurer that insures securities in the Fund’s portfolio may affect the value of the securities it insures, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

High-Yield Debt Securities Issuers of lower-rated or “high-yield” debt securities (also known as “junk bonds”) are not as strong financially as those issuing higher credit quality debt securities. High-yield debt securities are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties because they may be more highly leveraged, or because of other considerations. In addition, high yield debt securities generally are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.

Focus The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Tax-Exempt Securities Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a

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FUND SUMMARIES

decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Income The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security.

Prepayment Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

States The Fund’s portfolio is generally widely diversified among issuers of municipal securities. However, to the extent that the Fund has exposure from time to time to the municipal securities of a particular state, events in that state may affect the Fund’s investments and performance. These events may include economic or political policy changes, tax base erosion, unfunded pension and healthcare liabilities, constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of the state. The same is true of events in U.S. territories, to the extent that the Fund has exposure to any particular territory at any given time.

Liquidity From time to time, the trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

Management The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Cybersecurity Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund,the investment manager and/or their service providers (including, but not

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FRANKLIN HIGH YIELD TAX-FREE INCOME FUND
FUND SUMMARIES

limited to, Fundaccountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fundinvestors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or investment manager. Cybersecurity incidents may result in financial losses to theFund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the fund, the investment manager and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

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FRANKLIN HIGH YIELD TAX-FREE INCOME FUND
FUND SUMMARIES

Class A Annual Total Returns

Best Quarter:	2014, Q1	5.27%
Worst Quarter:	2016, Q4	-4.62%

As of March 31, 2022, the Fund’s year-to-date return was -7.22%.

Average Annual Total Returns

(figures reflect sales charges)

For periods ended December 31, 2021

	1 Year	5 Years	10 Years	Since Inception
Franklin High Yield Tax-Free Income Fund - Class A
Return before taxes	0.86%	3.92%	4.08%	—
Return after taxes on distributions	0.86%	3.92%	4.08%	—
Return after taxes on distributions and sale of Fund shares	1.90%	3.93%	4.10%	—
Franklin High Yield Tax-Free Income Fund - Class A1	0.95%	3.99%	4.12%	—
Franklin High Yield Tax-Free Income Fund - Class C	3.18%	4.18%	3.93%	—
Franklin High Yield Tax-Free Income Fund - Class R6	4.97%	—	—	4.79%	[1]
Franklin High Yield Tax-Free Income Fund - Advisor Class	5.03%	4.90%	4.63%	—
Bloomberg Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	1.52%	4.17%	3.72%	—

1.	Since inception January 8, 2017.

The figures in the average annual total returns table above reflect the Class A and Class A1 shares maximum front-end sales charge of 3.75%. Prior to March 1, 2019, Class A and Class A1 shares were subject to a maximum front-end sales

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FRANKLIN HIGH YIELD TAX-FREE INCOME FUND
FUND SUMMARIES

charge of 4.25%. If the prior maximum front-end sales charge of 4.25% was reflected, performance for Class A and Class A1 shares in the average annual total returns table would be lower.

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has been adjusted to reflect differences in Rule 12b-1 fees between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

Ben Barber, CFA

Senior Vice President of Advisers and portfolio manager of the Fund since 2020.

Daniel Workman, CFA

Vice President of Advisers and portfolio manager of the Fund since 2009.

Francisco Rivera

Vice President of Advisers and portfolio manager of the Fund since 2004.

James Conn, CFA

Senior Vice President of Advisers and portfolio manager of the Fund since 2020.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A, A1 and C, the minimum initial purchase for most accounts is $1,000 (or $25 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

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FRANKLIN HIGH YIELD TAX-FREE INCOME FUND
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Taxes

The Fund's distributions are primarily exempt from regular federal income tax. A portion of these distributions, however, may be subject to federal alternative minimum tax and state and local taxes. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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FRANKLIN MASSACHUSETTS TAX-FREE INCOME FUND
FUND SUMMARIES

Franklin Massachusetts Tax-Free Income Fund

Investment Goal

To provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital. The Fund also tries to provide a maximum level of income exempt from personal income taxes, if any, for resident shareholders of Massachusetts.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 91 in the Fund's Prospectus and under “Buying and Selling Shares” on page 51 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – "Intermediary Sales Charge Discounts and Waivers" to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class A1		Class C	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%		3.75%		None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	[1]	None	[1]	1.00%	None	None

1.

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investment of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

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FRANKLIN MASSACHUSETTS TAX-FREE INCOME FUND
FUND SUMMARIES

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class A1	Class C	Class R6	Advisor Class
Management fees	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and service (12b-1) fees	0.25%	0.10%	0.65%	None	None
Other expenses	0.13%	0.13%	0.13%	0.09%	0.13%
Total annual Fund operating expenses	0.88%	0.73%	1.28%	0.59%	0.63%
Fee waiver and/or expense reimbursement[1]	None	None	None	-0.01%	None
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[1]	0.88%	0.73%	1.28%	0.58%	0.63%

1. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.03% until June 30, 2023. During the term, this fee waiver and expense reimbursement agreement may not be terminated or amended without the approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the cap on the Fund’s fees and expenses (which would result in lower fees for shareholders).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$461	$645	$845	$1,419
Class A1	$447	$600	$766	$1,247
Class C	$230	$405	$701	$1,433
Class R6	$59	$188	$329	$738
Advisor Class	$64	$201	$350	$786
If you do not sell your shares:
Class C	$130	$405	$701	$1,433

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent

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FRANKLIN MASSACHUSETTS TAX-FREE INCOME FUND
FUND SUMMARIES

fiscal year, the Fund's portfolio turnover rate was 21.84% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, under normal market conditions, the Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of Massachusetts. Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's total assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay interest subject to other federal or state income taxes.

The Fund only buys municipal securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or unrated or short-term rated securities of comparable credit quality).

Because of its historical investment policy of investing in insured municipal securities, the Fund’s portfolio may consist to a large extent of insured municipal securities. Insured municipal securities are covered by insurance policies that guarantee the timely payment of principal and interest. The premium costs, however, are typically reflected in a lower yield and/or higher price for the insured bond. It is important to note that insurance does not guarantee the market value of an insured security, or the Fund’s share price or distributions, and shares of the Fund are not insured.

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

Although the investment manager will search for investments across a large number of municipal securities that finance different types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically invests with a long-term time horizon. This means it generally holds securities in the Fund’s portfolio for income purposes, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal. With a focus on income, individual securities are considered for purchase or sale based on various factors and considerations, including credit profile, risk, structure, pricing, portfolio impact, duration management, restructuring, opportunistic trading and tax loss harvesting opportunities. The investment

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FUND SUMMARIES

manager also may consider the cost of insurance when selecting securities for the Fund.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Credit An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value. A change in the credit rating of a municipal bond insurer that insures securities in the Fund’s portfolio may affect the value of the securities it insures, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Massachusetts The Fund invests predominantly in Massachusetts municipal securities. Therefore, events in Massachusetts are likely to affect the Fund’s investment and its performance. These events may include economic or political

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FUND SUMMARIES

policy changes, tax base erosion, unfunded pension and healthcare liabilities, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of Massachusetts. The same is true of events in other states or U.S. territories, to the extent that the Fund has exposure to any other state or territory at any given time.

Bond Insurers Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurance companies. Downgrades and withdrawal of ratings from municipal bond insurers have substantially limited the availability of insurance sought by municipal bond issuers thereby reducing the supply of insured municipal securities.

Because of the consolidation among municipal bond insurers the Fund is subject to additional risks including the risk that credit risk may be concentrated among fewer insurers and the risk that events involving one or more municipal bond insurers could have a significant adverse effect on the value of the securities insured by an insurer and on the municipal markets as a whole.

Focus The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Tax-Exempt Securities Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Income The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security.

Prepayment Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

Liquidity From time to time, the trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to

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FUND SUMMARIES

sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

Management The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Cybersecurity Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund,the investment manager and/or their service providers (including, but not limited to, Fundaccountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fundinvestors from purchasing redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fundor Investment manager. Cybersecurity incidents may result in financial losses to theFund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the fund, the investment manager and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the

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FRANKLIN MASSACHUSETTS TAX-FREE INCOME FUND
FUND SUMMARIES

future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	2014, Q1	3.75%
Worst Quarter:	2013, Q2	-4.23%

As of March 31, 2022, the Fund’s year-to-date return was -6.54%.

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FRANKLIN MASSACHUSETTS TAX-FREE INCOME FUND
FUND SUMMARIES

Average Annual Total Returns

(figures reflect sales charges)

For periods ended December 31, 2021

	1 Year	5 Years	10 Years	Since Inception
Franklin Massachusetts Tax-Free Income Fund - Class A
Return before taxes	-3.04%	2.44%	2.83%	—
Return after taxes on distributions	-3.04%	2.44%	2.83%	—
Return after taxes on distributions and sale of Fund shares	-1.06%	2.48%	2.87%	—
Franklin Massachusetts Tax-Free Income Fund - Class A1	-2.89%	2.53%	2.88%	—
Franklin Massachusetts Tax-Free Income Fund - Class C	-0.67%	2.74%	2.70%	—
Franklin Massachusetts Tax-Free Income Fund - Class R6	1.03%	—	—	3.18%	[1]
Franklin Massachusetts Tax-Free Income Fund - Advisor Class	0.99%	3.41%	3.37%	—
Bloomberg Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	1.52%	4.17%	3.72%	—

1.	Since inception August 1, 2017.

The figures in the average annual total returns table above reflect the Class A and Class A1 shares maximum front-end sales charge of 3.75%. Prior to March 1, 2019, Class A and Class A1 shares were subject to a maximum front-end sales charge of 4.25%. If the prior maximum front-end sales charge of 4.25% was reflected, performance for Class A and Class A1 shares in the average annual total returns table would be lower.

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has been adjusted to reflect differences in Rule 12b-1 fees between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Investment Manager

Franklin Advisers, Inc. (Advisers)

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FUND SUMMARIES

Portfolio Managers

John Wiley

Senior Vice President of Advisers and portfolio manager of the Fund since2020.

Christopher Sperry, CFA

Vice President of Advisers and portfolio manager of the Fund since 2020.

John Bonelli

Vice President of Advisers and portfolio manager of the Fund since2020.

Michael Conn

Vice President of Advisers and portfolio manager of the Fund since 2020.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A, A1 and C, the minimum initial purchase for most accounts is $1,000 (or $25 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

Taxes

The Fund’s distributions are primarily exempt from regular federal and state income tax for individual residents of Massachusetts. A portion of these distributions, however, may be subject to federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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FRANKLIN NEW JERSEY TAX-FREE INCOME FUND
FUND SUMMARIES

Franklin New Jersey Tax-Free Income Fund

Investment Goal

To provide investors with as high a level of income exempt from federal income taxes and from personal income taxes, if any, for resident shareholders of New Jersey as is consistent with prudent investment management and the preservation of shareholders’ capital.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 91 in the Fund's Prospectus and under “Buying and Selling Shares” on page 51 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – "Intermediary Sales Charge Discounts and Waivers" to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class A1		Class C	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%		3.75%		None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	[1]	None	[1]	1.00%	None	None

1.

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investment of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

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FUND SUMMARIES

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class A1	Class C	Class R6	Advisor Class
Management fees	0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and service (12b-1) fees	0.25%	0.10%	0.65%	None	None
Other expenses	0.09%	0.09%	0.09%	0.05%	0.09%
Total annual Fund operating expenses	0.82%	0.67%	1.22%	0.53%	0.57%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$456	$627	$813	$1,350
Class A1	$441	$582	$735	$1,178
Class C	$224	$387	$670	$1,366
Class R6	$54	$170	$297	$665
Advisor Class	$58	$183	$318	$713
If you do not sell your shares:
Class C	$124	$387	$670	$1,366

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7.69% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, under normal market conditions, the Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of New Jersey. Although the Fund tries to invest all

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FRANKLIN NEW JERSEY TAX-FREE INCOME FUND
FUND SUMMARIES

of its assets in tax-free securities, it is possible that up to 20% of the Fund's net assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay interest subject to other federal or state income taxes.

The Fund only buys municipal securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or unrated or short-term rated securities of comparable credit quality).

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

Although the investment manager will search for investments across a large number of municipal securities that finance different types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically invests with a long-term time horizon. This means it generally holds securities in the Fund’s portfolio for income purposes, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal. With a focus on income, individual securities are considered for purchase or sale based on various factors and considerations, including credit profile, risk, structure, pricing, portfolio impact, duration management, restructuring, opportunistic trading and tax loss harvesting opportunities.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

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FRANKLIN NEW JERSEY TAX-FREE INCOME FUND
FUND SUMMARIES

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Credit An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value. A change in the credit rating of a municipal bond insurer that insures securities in the Fund’s portfolio may affect the value of the securities it insures, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

New Jersey The Fund invests predominantly in New Jersey municipal securities. Therefore, events in New Jersey are likely to affect the Fund’s investment and its performance. These events may include economic or political policy changes, tax base erosion, unfunded pension and healthcare liabilities, constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of New Jersey. The same is true of events in other states or U.S. territories, to the extent that the Fund has exposure to any other state or territory at any given time.

Focus The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Tax-Exempt Securities Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Income The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security.

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FUND SUMMARIES

Prepayment Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

Liquidity From time to time, the trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

Management The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Cybersecurity Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund,the investment manager and/or their service providers (including, but not limited to, Fundaccountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fundinvestors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or investment manager. Cybersecurity incidents may result in financial losses to theFund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the fund's ability to plan for or respond to a cyber attack. Like other

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FRANKLIN NEW JERSEY TAX-FREE INCOME FUND
FUND SUMMARIES

funds and business enterprises, the fund, the investment manager and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares.The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	2014, Q1	3.50%
Worst Quarter:	2013, Q2	-2.77%

As of March 31, 2022, the Fund’s year-to-date return was -6.10%.

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FRANKLIN NEW JERSEY TAX-FREE INCOME FUND
FUND SUMMARIES

Average Annual Total Returns

(figures reflect sales charges)

For periods ended December 31, 2021

	1 Year	5 Years	10 Years	Since Inception
Franklin New Jersey Tax-Free Income Fund - Class A
Return before taxes	-1.51%	2.55%	2.46%	—
Return after taxes on distributions	-1.51%	2.55%	2.46%	—
Return after taxes on distributions and sale of Fund shares	0.02%	2.64%	2.64%	—
Franklin New Jersey Tax-Free Income Fund - Class A1	-1.43%	2.61%	2.50%	—
Franklin New Jersey Tax-Free Income Fund - Class C	0.80%	2.83%	2.33%	—
Franklin New Jersey Tax-Free Income Fund - Class R6	2.54%	—	—	3.62%	[1]
Franklin New Jersey Tax-Free Income Fund - Advisor Class	2.50%	3.52%	3.00%	—
Bloomberg Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	1.52%	4.17%	3.72%	—

1.	Since inception August 1, 2017.

The figures in the average annual total returns table above reflect the Class A and Class A1 shares maximum front-end sales charge of 3.75%. Prior to March 1, 2019, Class A and Class A1 shares were subject to a maximum front-end sales charge of 4.25%. If the prior maximum front-end sales charge of 4.25% was reflected, performance for Class A and Class A1 shares in the average annual total returns table would be lower.

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has been adjusted to reflect differences in Rule 12b-1 fees between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

John Wiley

Senior Vice President of Advisers and portfolio manager of the Fund since 2020.

Christopher Sperry, CFA

Vice President of Advisers and portfolio manager of the Fund since 2020.

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FRANKLIN NEW JERSEY TAX-FREE INCOME FUND
FUND SUMMARIES

John Bonelli

Vice President of Advisers and portfolio manager of the Fund since 2020.

Michael Conn

Vice President of Advisers and portfolio manager of the Fund since 2020.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A, A1 and C, the minimum initial purchase for most accounts is $1,000 (or $25 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

Taxes

The Fund’s distributions are primarily exempt from regular federal and state income tax for individual residents of New Jersey. A portion of these distributions, however, may be subject to federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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FRANKLIN TAX-FREE TRUST
FUND DETAILS

Fund Details

Investment Goal

Each of the Federal Intermediate-Term Fund's and the Federal Limited-Term Fund's investment goal is to provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders' capital.

The High Yield Fund's principal investment goal is to provide investors with a high current yield exempt from federal income taxes. Its secondary goal is capital appreciation to the extent possible and consistent with the Fund's principal investment goal.

The Massachusetts Fund’s investment goal is to provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital. The Massachusetts Fund also tries to provide a maximum level of income exempt from personal income taxes, if any, for resident shareholders of Massachusetts.

The New Jersey Fund's investment goal is to provide investors with as high a level of income exempt from federal income taxes and from personal income taxes, if any, for resident shareholders of New Jersey as is consistent with prudent investment management and the preservation of shareholders' capital.

Hereafter, unless otherwise noted, each of the Federal Intermediate-Term Fund, Federal Limited-Term Fund, High Yield Fund, Massachusetts Fund and New Jersey Fund are referred to as "the Fund."

Principal Investment Policies and Practices

Under normal market conditions, each Fund invests at least 80% of its assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. The Fund applies this test to its net assets, except for the Federal Intermediate-Term Fund, the Federal Limited-Term Fund and the Massachusetts Fund, each of which applies this test to its total assets. In addition, under normal market conditions, each state Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of that Fund's state.

Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's net assets (or total assets with respect to the Federal Intermediate-Term Fund, the Federal Limited-Term Fund and the Massachusetts Fund) may be invested in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay interest subject to other federal or state income taxes.

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The Fund, except the High Yield Fund, only buys municipal securities rated in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or unrated or short-term rated securities of comparable credit quality). This limitation generally is applied at the time of purchase and a downgrade of a particular security below one of the top four ratings categories will not automatically cause the Fund to sell the security. The investment manager will, however, take such downgrade into account when analyzing the portfolio. The High Yield Fund may invest in municipal securities rated in any rating category, including securities of issuers that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy (generally referred to as “distressed debt”). Such investments typically involve the purchase of lower-rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness (or participations in the indebtedness) of such issuers. The High-Yield Fund currently does not intend to invest more than 10% of its assets in defaulted securities.

None of the Funds have restrictions on the maturity of the securities they may buy; however, the Federal Intermediate-Term Fund maintains a dollar-weighted average portfolio maturity of three to 10 years and the Federal Limited-Term Fund maintains a dollar-weighted average portfolio maturity of five years or less.

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories. The Federal Intermediate-Term, Federal Limited-Term and High Yield Funds do not necessarily focus their investments in a particular state or territory. The High Yield Fund will not invest more than 25% of its total assets in the municipal securities of any one state or territory.

When selecting securities for the High Yield Fund's portfolio, the investment manager may consider existing market conditions, the availability of lower-rated securities, and whether the difference in yields between higher and lower-rated securities justifies the higher risk of lower-rated securities.

Municipal securities are issued by state and local governments, their agencies and authorities, as well as by the District of Columbia and U.S. territories and possessions, such as Puerto Rico, Guam and the U.S. Virgin Islands, to borrow money for various public and private projects. Municipal securities generally pay a fixed, floating or variable rate of interest, and require that the amount borrowed (principal) be repaid at maturity.

The Fund may invest in insured municipal securities, which are covered by insurance policies that guarantee the timely payment of principal and interest. The Fund generally purchases bonds that have insurance in place so it does not pay insurance premiums directly. The premium costs, however, are reflected in a lower yield and/or higher price for the insured bond. When the Fund believes that it could be beneficial, the Fund may purchase insurance for an uninsured bond directly from a qualified municipal bond insurer, in which case the Fund pays the insurance

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premium directly to the insurance company. The investment manager may also consider the cost of insurance when selecting securities for the Fund. It is important to note that insurance does not guarantee the market value of an insured security, or the Fund's share price or distributions, and shares of the Fund are not insured.

The Fund also may invest in municipal lease obligations. Municipal lease obligations generally are issued to support a government’s infrastructure by financing or refinancing equipment or property acquisitions or the construction, expansion or rehabilitation of public facilities. In such transactions, equipment or property is leased to a state or local government, which, in turn, pays lease payments to the lessor consisting of interest and principal payments on the obligations.

The Fund may invest in variable and floating rate securities, primarily variable rate demand notes, the interest rates of which change either at specific intervals or whenever a benchmark rate changes. While this feature helps protect against a decline in the security’s market price when interest rates rise, it lowers the Fund’s income when interest rates fall. The Fund may also invest in zero coupon and deferred interest securities.

Although the investment manager will search for investments across a large number of municipal securities that finance different types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund's range of allowable investments and typically invests with a long-term time horizon. This means it generally holds securities in the Fund's portfolio for income purposes, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal. With a focus on income, individual securities are considered for purchase or sale based on various factors and considerations, including credit profile, risk, structure, pricing, portfolio impact, duration management, restructuring, opportunistic trading and tax loss harvesting opportunities.

Temporary Investments

When the investment manager believes market or economic conditions are unusual or unfavorable for investors, the investment manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets incash, cash equivalents or other high quality short-term investments such as variable rate demand notes.Temporary defensive investments generally may include securities that pay taxable interest. The investment manager may also invest in these types of securities or hold cash when securities meeting the Fund's investment criteria are unavailable or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

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Principal Risks

Interest Rate

Interest rate changes can be sudden and unpredictable, and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. Changes in government or central bank policy, including changes in tax policy or changes in a central bank’s implementation of specific policy goals, may have a substantial impact on interest rates. There can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed, nor that any such policy will have the desired effect on interest rates. Debt securities generally tend to lose market value when interest rates rise and increase in value when interest rates fall. A rise in interest rates also has the potential to cause investors to rapidly sell fixed income securities. A substantial increase in interest rates may also have an adverse impact on the liquidity of a debt security, especially those with longer maturities or durations. Securities with longer maturities or durations or lower coupons or that make little (or no) interest payments before maturity tend to be more sensitive to interest rate changes. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, low interest rate environments may prevent a debt fund from paying expenses out of its assets if its earned income is insufficient to cover expenses.

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The Fund’s investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events and their aftermaths, such as the spread of diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. During a general downturn in the securities markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that securities or other investments held by the Fund will participate in or otherwise benefit from the advance.

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The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of the COVID-19 pandemic have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic, and other epidemics and pandemics that may arise in the future, on national and global economies, individual companies and the financial markets is unpredictable, may result in a high degree of uncertainty for potentially extended periods of time and may adversely affect the Fund’s performance.

Credit

The Fund could lose money on a debt security if the issuer or borrower is unable or fails to meet its obligations, including failing to make interest payments and/or to repay principal when due. Changes in an issuer's financial strength, the market's perception of the issuer's financial strength or an issuer's or security's credit rating, which reflects a third party's assessment of the credit risk presented by a particular issuer or security, may affect debt securities' values. The Fund may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the investment manager or the rating agencies than such securities actually do.

The Fund’s portfolio securities may be supported by credit enhancements provided by an insurance company, bank, or other foreign or domestic entity. For example, some municipal securities are insured by a policy that guarantees the timely payment of principal and interest. Other municipal securities may be backed by letters of credit, guarantees, or escrow or trust accounts containing high quality securities, including securities backed by the full faith and credit of the U.S. government, to secure the payment of principal and interest. Securities supported by credit enhancements have the credit risk of the entity providing the credit support. To the extent the Fund holds these securities, a change in the credit rating of the entity providing credit support may affect the value of the securities it supports, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an entity providing credit support to meet its obligations.

State and U.S. Territories

Because each state Fund invests predominantly in municipal securities of its state, events in that state are likely to affect the Fund's investments and its performance. These events may include economic or political policy changes, man-made or natural disasters, tax base erosion, unfunded pension and healthcare liabilities,

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state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to the state's municipal issuers. Any downgrade to the credit rating of the securities issued by the U.S. government may result in a downgrade of securities issued by the states or U.S. territories.

A negative change in any one of these or other areas could affect the ability of a state's municipal issuers to meet their obligations. It is important to remember that economic, budget and other conditions within a particular state can be unpredictable and can change at any time. For these reasons, an investment in each state Fund involves more risk than an investment in a fund that does not focus on municipal securities of a single state. As with state municipal securities, events in any of the U.S. territories (e.g. Puerto Rico, Guam, Mariana Islands and the U.S. Virgin Islands) where the Fund is invested may affect the Fund’s investments and its performance.

To the extent the Federal Intermediate-Term, Federal Limited-Term or High Yield Funds are invested significantly in a state or U.S. territory, events in that state or territory may affect their investments and their performance.

The discussion above does not include all relevant facts or economic or political conditions that may affect the ability of municipal issuers to meet their debt obligations, and is subject to change without notice. The information provided is based on data as of June 1, 2022, from historically reliable sources, but the investment manager has not independently verified it. This information could change quickly and without notice and is generally only updated annually.

Focus

The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Tax-Exempt Securities

While the Fund endeavors to purchase bona fide tax-exempt securities (i.e., a security issued as paying tax-exempt interest income), there are risks that: (a) a tax-exempt security may be reclassified by the Internal Revenue Service (IRS), or a state tax authority, as paying taxable interest income instead and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions

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could cause the value of the security, and therefore the value of the Fund’s shares, to decline.

High-Yield Debt Securities

High-yield debt securities (including loans) and unrated securities of similar credit quality (high-yield debt instruments or junk bonds) involve greater risk of a complete loss of the Fund's investment, or delays of interest and principal payments, than higher-quality debt securities or loans. Issuers of high-yield debt instruments are not as strong financially as those issuing securities of higher credit quality. High-yield debt instruments are generally considered predominantly speculative by the applicable rating agencies as these issuers are more likely to encounter financial difficulties because they may be more highly leveraged, or because of other considerations. In addition, high yield debt securities generally are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. If an issuer stops making interest and/or principal payments, payments on the securities may never resume. These instruments may be worthless and the Fund could lose its entire investment.

The prices of high-yield debt instruments generally fluctuate more than higher-quality securities. Prices are especially sensitive to developments affecting the issuer's business or operations and to changes in the ratings assigned by rating agencies. In addition, the entire high-yield debt market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors.

High-yield debt instruments are generally less liquid than higher-quality securities. Many of these securities are not registered for sale under the federal securities laws and/or do not trade frequently. When they do trade, their prices may be significantly higher or lower than expected. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit the Fund's ability to sell securities in response to specific economic events or to meet redemption requests. As a result, certain high-yield debt instruments generally pose greater illiquidity and valuation risks.

Substantial declines in the prices of high-yield debt instruments can dramatically increase the yield of such instruments. The decline in market prices generally reflects an expectation that the issuer(s) may be at greater risk of defaulting on the obligation to pay interest and principal when due. Therefore, substantial increases in yield may reflect a greater risk by the Fund of losing some or part of its investment rather than reflecting any increase in income from the higher yield that the debt instrument may pay to the Fund on its investment.

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Income

The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security. The Fund's income generally declines during periods of falling benchmark interest rates because the Fund must reinvest the proceeds it receives from existing investments (upon their maturity, prepayment, amortization, sale, call, or buy-back) at a lower rate of interest or return.

Inflation

The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because variable-rate debt securities may be able to participate, over the long term, in rising interest rates which have historically corresponded with long-term inflationary trends.

Liquidity

Liquidity risk exists when the markets for particular securities or types of securities or other investments are or become relatively illiquid so that the Fund is unable, or it becomes more difficult for the Fund, to sell the security or other investment at the price at which the Fund has valued the security. Illiquidity may result from political, economic or issuer specific events; supply/demand imbalances; changes in a specific market’s size or structure, including the number of participants; or overall market disruptions. Securities or other investments with reduced liquidity or that become illiquid may involve greater risk than securities with more liquid markets. Market prices or quotations for illiquid securities may be volatile, and there may be large spreads between bid and ask prices. Reduced liquidity may have an adverse impact on market price and the Fund's ability to sell particular securities when necessary to meet the Fund's liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. An investment may become illiquid if the Fund and its affiliates receive material non-public information about the issuer or the investment. To the extent that the Fund and its affiliates hold a significant portion of an issuer's outstanding securities, the Fund may be subject to greater liquidity risk than if the issuer's securities were more widely held.

Prepayment

Debt securities are subject to prepayment risk when the issuer can "call" the security, or repay principal, in whole or in part, prior to the security's maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the existing security, potentially lowering the Fund's income, yield and its distributions to shareholders. Securities subject to

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partial or complete prepayment(s) may offer less potential for gains during a declining interest rate environment and have greater price volatility. Prepayment risk is greater in periods of falling interest rates for fixed-rate investments, and for floating or variable rate securities, rising interest rates generally increase the risk of refinancings or prepayments.

Municipal Lease Obligations

Municipal lease obligations differ from other municipal securities because the relevant legislative body must appropriate the money each year to make the lease payments. If the money is not appropriated, the lease may be cancelled without penalty and investors who own the lease obligations may not be paid.

Debt Securities Ratings

The use of credit ratings in evaluating debt securities can involve certain risks, including the risk that the credit rating may not reflect the issuer's current financial condition or events since the security was last rated by a rating agency. Credit ratings may be influenced by conflicts of interest or based on historical data that no longer apply or that are no longer accurate.

Unrated Debt Securities

Unrated debt securities determined by the investment manager to be of comparable credit quality to rated securities which the Fund may purchase may pay a higher interest rate than such rated debt securities and be subject to a greater risk of illiquidity or price changes. Less public information and independent credit analysis are typically available about unrated securities or issuers, and therefore they may be subject to greater risk of default.

Bond Insurers

Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurance companies. Rating agencies have lowered their ratings and withdrawn ratings on some municipal bond insurers. In such cases the insurance may be providing little or no enhancement of credit or resale value to the municipal security and the security rating will reflect the higher of the insurer rating or the rating of the underlying security.

Additional downgrades and withdrawal of ratings from municipal bond insurers would further limit the availability of insurance sought by municipal bond issuers thereby reducing the supply of insured municipal securities and potentially increasing the amount of unrated securities held by the Fund.

Market conditions have weakened the municipal bond insurance industry leading state regulators from time to time to require municipal bond insurers to suspend claims payments on outstanding insurance. Certain municipal bond insurers have withdrawn from the market. These circumstances have led to a consolidation among municipal bond insurers which have led to a decrease in the supply of

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insured municipal securities and a concentration of the insurance company credit risk on the securities in the Fund's portfolio amongst fewer municipal bond insurers. Due to this consolidation, events involving one or more municipal bond insurers could have a significant adverse effect on the value of the securities insured by an insurer and on the municipal markets as a whole.

Illiquid Securities

Certain securities are illiquid due to a limited trading market, financial weakness of the issuer, legal or contractual restrictions on resale or transfer, or are otherwise illiquid in the sense that they cannot be sold within seven days at approximately the price at which the Fund values them. Securities that are illiquid involve greater risk than securities with more liquid markets. Market quotations for such securities may be volatile and/or subject to large spreads between bid and ask prices. Illiquidity may have an adverse impact on market price and the Fund's ability to sell particular securities when necessary to meet the Fund's liquidity needs or in response to a specific economic event.

Zero Coupon and Deferred Interest Securities

These bonds tend to react more sharply to changes in interest rates than traditional bonds. The original discount on zero coupon or delayed interest bonds approximates the total amount of interest the bonds will accumulate over the period until maturity or the first cash payment date and compounds at a rate of interest reflecting the market rate of the security at the time of issuance. The discount varies depending on the time remaining until maturity or the cash payment date, as well as prevailing interest rates, liquidity of the market for the security, and the perceived credit quality of the issuer. The discount typically increases as interest rates rise, the market becomes less liquid or the creditworthiness of the issuer deteriorates. Because investors receive no cash prior to the maturity or cash payment date, an investment in debt securities issued at a discount generally has a greater potential for complete loss of principal and/or return than an investment in debt securities that make periodic interest payments. Such investments are more vulnerable to the creditworthiness of the issuer and any other parties upon which performance relies.

Banking Industry

Because the Fund may invest in obligations for which banks and other financial institutions may provide liquidity guarantees or credit enhancements, it may be vulnerable to setbacks in that industry. Banks and other financial institutions are highly dependent on short-term interest rates and can be adversely affected by downturns in the U.S. and foreign economies or changes in banking regulations.

Management

The Fund is actively managed and could experience losses (realized and unrealized) if the investment manager’s judgment about markets, interest rates or

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the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund's portfolio prove to be incorrect. There can be no guarantee that these techniques or the investment manager's investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the investment manager in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment goal.

Cybersecurity

Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager and their service providers are subject to the risk of cyber incidents occurring from time to time.

More detailed information about the Fund and its policies and risks and about municipal securities held by the Fund can be found in the Fund's Statement of Additional Information (SAI).

A description of the Fund's policies and procedures regarding the release of portfolio holdings information is also available in the Fund's SAI. Portfolio holdings information can be viewed online at franklintempleton.com.

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Management

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, CA 94403-1906, is the Fund's investment manager. Advisers is a wholly owned subsidiary of Franklin Resources, Inc. Together, Advisers and its affiliates manage, as of May 31, 2022, $1.46 trillion in assets, and have been in the investment management business since 1947.

The Fund is managed by a team of dedicated professionals focused on investments in tax-free securities. The portfolio managers have responsibility for the day-to-day management of particular Funds and operate as a team to develop ideas and implement investment strategy for all the Funds. The portfolio managers of the Fund are as follows:

Ben Barber, CFA  Senior Vice President of Advisers

Mr. Barber has been a portfolio manager of the Federal Intermediate-Term, Federal Limited-Term and High Yield Funds since 2020. He is the Director of Franklin’s Municipal Bond Department. Prior to joining Franklin Templeton, he was co-head of municipal bonds at Goldman Sachs Asset Management. He first joined Franklin Templeton in 1991 and rejoined again in 2020.

John Bonelli Vice President of Advisers
Mr. Bonelli has been a portfolio manager of the Massachusetts and New Jersey Funds since 2020. He joined Franklin Templeton in 2010.

James Conn, CFA Senior Vice President of Advisers

Mr. Conn has been a portfolio manager of the Federal Intermediate-Term Fund since 1999, Federal Limited-Term Fund since inception in 2003 and High Yield Fund since 2020. He joined Franklin Templeton in 1996.

Michael Conn Vice President of Advisers

Mr. Conn has been a portfolio manager of the Massachusetts and New Jersey Funds since 2020. He joined Franklin Templeton in 2001.

Francisco Rivera Vice President of Advisers

Mr. Rivera has been a portfolio manager of the High Yield Fund since 2004 and the Federal Intermediate-Term and Federal Limited-Term Funds since 2020. He joined Franklin Templeton in 1994.

Christopher Sperry, CFA Vice President of Advisers
Mr. Sperry has been a portfolio manager of the Massachusetts and New Jersey Funds since 2020. He joined Franklin Templeton in 1996.

John Wiley Senior Vice President of Advisers
Mr. Wiley has been a portfolio manager of the Massachusetts and New Jersey Funds since 2020. He joined Franklin Templeton in 1989.

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Daniel Workman, CFA Vice President of Advisers

Mr. Workman has been a portfolio manager of the High Yield Fund since 2009 Federal Intermediate-Term Fund and Federal Limited-Term Fund since 2020. He joined Franklin Templeton in 2003.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

The portfolio managers of the Funds are jointly and primarily responsible for the day-to-day management of the Funds' portfolio. Each manager has equal authority over all aspects of the Funds' investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time.The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended February 28, 2022, each Fund's effective investment management fee rate based on average daily net assets was as follows:

Management Fees
Federal Intermediate-Term Fund	0.45%[1]
Federal Limited-Term Fund	0.47%[2]
High Yield Fund	0.46%
Massachusetts Fund	0.50%[3]
New Jersey Fund	0.48%[3]

1. The investment manager has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (including acquired fees and expenses but excluding Rule 12b-1 fees and certain nonroutine expenses) for each class of the Fund other than Class R6 do not exceed 0.46% and for Class R6 do not exceed 0.40%% until June 30, 2023. During the term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the cap on Fund’s fees and expenses (which would result in lower fees for shareholders).

2. The investment manager has contractually agreed to waive or assume certain expenses so that operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed 0.40% until June 30, 2023. During its term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to cap on Fund’s fees and expenses (which would results in lower fees for shareholders). The management fees before and after such waivers for the fiscal year ended February 28, 2022, were 0.47% and 0.32%, respectively.

3. Effective April 1, 2022, the investment manager has agreed to waive or limit its fees and to assume as its own certain expenses otherwise payable by the Fund so that total annual Fund operating expenses (i.e., a combination of investment management fees and other expenses, but excluding the Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.65% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations and liquidations) until June 30, 2023.

The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed

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0.03% for each Fund except Federal Intermediate-Term Fund and 0.02% for Federal Intermediate-Term Fund until June 30, 2023. During its term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the fee waiver and expense limitation.

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's annual report to shareholders for the fiscal year ended February 28.

Manager of Managers Structure (except for New Jersey Fund)

The investment manager and the Trust have received an exemptive order from the SEC that allows the Fund to operate in a “manager of managers” structure whereby the investment manager can appoint and replace both wholly-owned and unaffiliated sub-advisors, and enter into, amend and terminate sub-advisory agreements with such sub-advisors, each subject to board approval but without obtaining prior shareholder approval (Manager of Managers Structure). The Fund will, however, inform shareholders of the hiring of any new sub-advisor within 90 days after the hiring. The SEC exemptive order provides the Fund with greater flexibility and efficiency and alleviates the need for the Fund to incur the expense and delays associated with obtaining shareholder approval of such sub-advisory agreements.

The use of the Manager of Managers Structure with respect to the Fund is subject to certain conditions that are set forth in the SEC exemptive order. Under the Manager of Managers Structure, the investment manager has the ultimate responsibility, subject to oversight by the Fund's board of trustees, to oversee sub-advisors and recommend their hiring, termination and replacement. The investment manager will also, subject to the review and approval of the Fund's board of trustees: set the Fund's overall investment strategy; evaluate, select and recommend sub-advisors to manage all or a portion of the Fund's assets; and implement procedures reasonably designed to ensure that each sub-advisor complies with the Fund's investment goal, policies and restrictions. Subject to review by the Fund's board of trustees, the investment manager will allocate and, when appropriate, reallocate the Fund's assets among sub-advisors and monitor and evaluate the sub-advisors’ performance.

Distributions and Taxes

The information is provided with respect to each Fund (hereafter "the Fund").

Income and Capital Gain Distributions

As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund intends to declare

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income dividends from its net investment income each day that its net asset value (NAV) is calculated and pay them monthly. Your account begins to receive dividends on the day the Fund receives your investment, provided the investment is received by the Fund on any business day in good order prior to 1 p.m. Pacific time or the regularly scheduled close of the NYSE, whichever is earlier. Investments received after that time or paid by check will normally begin to earn dividends on the following business day. Dividends will be received by your account through the business day prior to the day on which your proceeds are sent to you. If your shares are purchased through a financial intermediary, you should check with your financial intermediary to determine when your purchase order will be effective. Capital gains, if any, may be paid at least annually. The Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either income dividends or capital gain distributions. Your income dividends and capital gain distributions will be automatically reinvested in additional shares at net asset value (NAV) unless you elect to receive them in cash.

Annual statements. After the close of each calendar year, you will receive tax information from the Fund with respect to the federal income tax treatment of the Fund’s distributions and any taxable sales or exchanges of Fund shares occurring during the prior calendar year. If the Fund finds it necessary to reclassify its distributions or adjust the cost basis of any covered shares sold or exchanged after you receive your tax information, the Fund will send you revised tax information. Distributions declared in December to shareholders of record in such month and paid in January are treated as if they were paid in December. Additional tax information about the Fund’s distributions is available at franklintempleton.com.

Avoid "buying a dividend." At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed taxable income, undistributed capital gains, or net unrealized appreciation in the value of the portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in the Fund just before it declares a distribution of taxable income or capital gains is sometimes known as “buying a dividend.”

Tax Considerations

The Fund's distributions are primarily exempt from regular federal income tax. A portion of these distributions, however, may be subject to the federal alternative minimum tax. Distributions from interest earned on the municipal securities of a particular state are also generally exempt from state income tax for individual residents of that state but will generally be taxable to non-residents. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

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This is the case whether you reinvest your distributions in additional Fund shares or receive them in cash.

• Exempt-interest dividends. Most Fund distributions will consist of exempt-interest dividends that are exempt from regular federal income tax. A portion of these distributions from private activity bond interest may be subject to the federal alternative minimum tax (AMT). Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits. Exempt-interest dividends from interest earned on the municipal securities of a particular state are also generally exempt from that state's personal income tax. Because of these tax exemptions, a tax-free fund may not be a suitable investment for retirement plans or other tax-exempt investors.

• Capital gains. Fund distributions of capital gains are generally subject to federal and state income tax.Fund distributions of short-term capital gains are subject to tax at ordinary rates. For federal income tax purposes,Fund distributions of long-term capital gains are taxable at the reduced long-term capital gains rates no matter how long you have owned your Fund shares. For single individuals with taxable income not in excess of $41,675 in 2022 ($83,350 for married individuals filing jointly), the long-term capital gains tax rate is 0%. For single individuals and joint filers with taxable income in excess of these amounts but not more than $459,750 or $517,200, respectively, the long-term capital gains tax rate is 15%. The rate is 20% for single individuals with taxable income in excess of $459,750 and married individuals filing jointly with taxable income in excess of $517,200. An additional 3.8% Medicare tax may also be imposed as discussed below.

• Taxable income dividends. The Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. Distributions from this income, if any, are generally subject to federal and state income tax at ordinary rates. The Fund expects that none of its distributions will be qualified dividends subject to reduced rates of tax to individuals. A return-of-capital distribution is generally not taxable but will reduce the cost basis of your shares, and will result in a higher capital gain or a lower capital loss when you later sell your shares.

Reclassification risk. The IRS has announced that holders of tax-exempt securities (i.e., a security issued as paying tax-exempt interest income) such as the Fund have certain risks if the securities were issued in connection with abusive transactions, refinancing irregularities, or the misuse of proceeds from the security offering. While the Fund endeavors to purchase bona fide tax-exempt securities there are risks that: (a) a tax-exempt security may be reclassified by the IRS, or a state tax authority, as paying taxable interest income instead and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Under 2017 legislation commonly known as the Tax Cuts and Jobs Act, interest paid on a bond issued after December 31, 2017 to advance refund another bond is subject to federal income

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tax. These events may create taxable income for the Fund and its shareholders and the Fund may be required to send to you and file with the IRS and state tax authorities information returns for the current or prior calendar years classifying (or reclassifying) some of its exempt-interest dividends as taxable dividends. On prior year dividends, you might need to file amended income tax returns and pay additional tax and interest to avoid additional penalties and to limit interest charges on these taxable dividends. In addition, such reclassifications or actions could cause the value of the security, and therefore the value of the Fund’s shares, to decline.

Sales of Fund shares. When you sell your shares in the Fund, or exchange them for shares of a different Franklin Templeton fund, you will generally recognize a taxable capital gain or loss for federal and state income tax purposes. If you have owned your Fund shares for more than one year, any net long-term capital gains will qualify for the reduced rates of federal income taxation on long-term capital gains. An exchange of your shares in one class of the Fund for shares of another class of the same Fund is not taxable and no gain or loss will be reported on the transaction.

Cost basis reporting. If you acquire shares in the Fund on or after January 1, 2012, generally referred to as “covered shares," and sell or exchange them after that date, the Fund is generally required to report cost basis information to you and the IRS annually. The Fund will compute the cost basis of your covered shares using the average cost method, the Fund’s “default method,” unless you contact the Fund to select a different method, or choose to specifically identify your shares at the time of each sale or exchange. If your account is held by your financial advisor or other broker-dealer, that firm may select a different default method. In these cases, please contact the firm to obtain information with respect to the available methods and elections for your account. Shareholders should carefully review the cost basis information provided by the Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal and state income tax returns. Additional information about cost basis reporting is available at franklintempleton.com/costbasis.

Medicare tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. Net investment income does not include exempt-interest dividends. Any liability for this additional Medicare tax is reported on, and paid with, your federal income tax return.

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Backup withholding. A shareholder may be subject to backup withholding on any distributions of income(including exempt-interest dividends), capital gains, or proceeds from the sale or exchange of Fund shares if the shareholder has provided either an incorrect tax identification number or no number at all, is subject to backup withholding by the IRS for failure to properly report payments of interest or dividends, has failed to certify that the shareholder is not subject to backup withholding, or has not certified that the shareholder is a U.S. person (including a U.S. resident alien). The backup withholding rate is currently 24%. State backup withholding may also apply.

Non-U.S. investors. Non-U.S. investors may be subject to U.S. withholding tax at 30% or a lower treaty rate on Fund dividends of ordinary income. Non-U.S. investors may be subject to U.S. estate tax on the value of their shares. They are subject to special U.S. tax certification requirements to avoid backup withholding, claim any exemptions from withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are generally provided for capital gains realized on the sale of Fund shares, exempt-interest dividends, capital gain dividends paid by the Fund from net long-term capital gains, short-term capital gain dividends paid by the Fund from net short-term capital gains and interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources. However, notwithstanding such exemptions from U.S. withholding tax at source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

Other reporting and withholding requirements. Payments to a shareholder that is either a foreign financial institution or a non-financial foreign entity within the meaning of the Foreign Account Tax Compliance Act (FATCA) may be subject to a 30% withholding tax on income dividends (other than exempt-interest dividends) paid by the Fund. The FATCA withholding tax generally can be avoided by such foreign entity if it provides the Fund, and in some cases, the IRS, information concerning the ownership of certain foreign financial accounts or other appropriate certifications or documentation concerning its status under FATCA. The Fund may be required to report certain shareholder account information to the IRS, non-U.S. taxing authorities or other parties to comply with FATCA.

Other tax information. This discussion of "Distributions and Taxes" is for general information only and is not tax advice. You should consult your own tax advisor regarding your particular circumstances, and about any federal, state, local and foreign tax consequences before making an investment in the Fund. Additional information about the tax consequences of investing in the Fund may be found in the SAI.

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Financial Highlights

The Financial Highlights present the Fund's financial performance for the past five years or since its inception. Certain information reflects financial results for a single Fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

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Franklin Federal Intermediate-Term Tax-Free Income Fund - Class A

Year Ended February 28,

	2022	2021	2020[a]	2019[b]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$12.22	$12.39	$11.98	$11.87
Income from investment operations[c]:
Net investment income[d]	0.23	0.26	0.27	0.15
Net realized and unrealized gains (losses)	(0.40)	(0.17)	0.43	0.11
Total from investment operations	(0.17)	0.09	0.70	0.26
Less distributions from:
Net investment income	(0.23)	(0.26)	(0.29)	(0.15)
Net asset value, end of year	$11.82	$12.22	$12.39	$11.98
Total return[e]	(1.42)%	0.72%	5.92%	2.20%
Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	0.80%	0.80%	0.81%	0.80%
Expenses net of waiver and payments by affiliates[g]	0.70%	0.70%	0.71%	0.71%
Net investment income	1.89%	2.09%	2.28%	2.56%
Supplemental data
Net assets, end of year (000’s)	$754,463	$629,566	$407,125	$182,330
Portfolio turnover rate	22.05%	18.84%	14.78%	2.57%

a. For the year ended February 29.

b. For the period September 10, 2018 (effective date) to February 28, 2019.

c. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

d. Based on average daily shares outstanding.

e. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

f. Ratios are annualized for periods less than one year.

g. Benefit of expense reduction rounds to less than 0.01%.

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Franklin Federal Intermediate-Term Tax-Free Income Fund - Class A1

Year Ended February 28,

	2022	2021	2020[a]		2019		2018
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$12.21	$12.38	$11.96		$11.94		$12.11
Income from investment operations[b]:
Net investment income[c]	0.25	0.28	0.30		0.32		0.31
Net realized and unrealized gains (losses)	(0.40)	(0.17)	0.43		0.02		(0.17)
Total from investment operations	(0.15)	0.11	0.73		0.34		0.14
Less distributions from:
Net investment income	(0.25)	(0.28)	(0.31)		(0.32)		(0.31)
Net asset value, end of year	$11.81	$12.21	$12.38		$11.96		$11.94
Total return[d]	(1.27)%	0.87%	6.17%		2.91%		1.14%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.65%	0.65%	0.66%		0.65%		0.66%
Expenses net of waiver and payments by affiliates	0.55% [e]	0.55% [e]	0.56%	[e]	0.56%	[e]	0.65%
Net investment income	2.05%	2.26%	2.43%		2.71%		2.56%
Supplemental data
Net assets, end of year (000’s)	$1,265,052	$1,403,417	$1,516,009		$1,575,494		$1,850,075
Portfolio turnover rate	22.05%	18.84%	14.78%		2.57%		10.72%

a. For the year ended February 29.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e. Benefit of expense reduction rounds to less than 0.01%.

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Franklin Federal Intermediate-Term Tax-Free Income Fund - Class C

Year Ended February 28,

	2022	2021	2020[a]		2019		2018
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$12.24	$12.42	$12.00		$11.98		$12.14
Income from investment operations[b]:
Net investment income[c]	0.18	0.21	0.23		0.26		0.25
Net realized and unrealized gains (losses)	(0.39)	(0.18)	0.43		0.02		(0.17)
Total from investment operations	(0.21)	0.03	0.66		0.28		0.08
Less distributions from:
Net investment income	(0.18)	(0.21)	(0.24)		(0.26)		(0.24)
Net asset value, end of year	$11.85	$12.24	$12.42		$12.00		$11.98
Total return[d]	(1.73)%	0.24%	5.58%		2.34%		0.67%
Ratios to average net assets
Expenses before waiver and payments by affiliates	1.20%	1.20%	1.21%		1.20%		1.20%
Expenses net of waiver and payments by affiliates	1.10% [e]	1.10% [e]	1.11%	[e]	1.11%	[e]	1.19%
Net investment income	1.50%	1.72%	1.88%		2.16%		2.02%
Supplemental data
Net assets, end of year (000’s)	$67,008	$121,312	$203,994		$262,612		$358,228
Portfolio turnover rate	22.05%	18.84%	14.78%		2.57%		10.72%

a. For the year ended February 29.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e. Benefit of expense reduction rounds to less than 0.01%.

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Franklin Federal Intermediate-Term Tax-Free Income Fund - Class R6

Year Ended February 28,

	2022	2021	2020[a]		2019		2018[b]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$12.24	$12.41	$11.99		$11.97		$12.28
Income from investment operations[c]:
Net investment income[d]	0.27	0.30	0.32		0.34		0.20
Net realized and unrealized gains (losses)	(0.40)	(0.18)	0.43		0.02		(0.32)
Total from investment operations	(0.13)	0.12	0.75		0.36		(0.12)
Less distributions from:
Net investment income	(0.27)	(0.29)	(0.33)		(0.34)		(0.19)
Net asset value, end of year	$11.84	$12.24	$12.41		$11.99		$11.97
Total return[e]	(1.12)%	1.03%	6.33%		3.06%		(0.97)%
Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	0.50%	0.50%	0.50%		0.49%		0.49%
Expenses net of waiver and payments by affiliates	0.40% [g]	0.40% [g]	0.40%	[g]	0.39%	[g]	0.48%
Net investment income	2.19%	2.41%	2.59%		2.88%		2.73%
Supplemental data
Net assets, end of year (000’s)	$257,641	$414,751	$410,541		$417,612		$672,199
Portfolio turnover rate	22.05%	18.84%	14.78%		2.57%		10.72%

a. For the year ended February 29.

b. For the period August 1, 2017 (effective date) to February 28, 2018.

c. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

d. Based on average daily shares outstanding.

e. Total return is not annualized for periods less than one year.

f. Ratios are annualized for periods less than one year.

g. Benefit of expense reduction rounds to less than 0.01%.

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Franklin Federal Intermediate-Term Tax-Free Income Fund - Advisor Class

Year Ended February 28,

	2022	2021	2020[a]		2019		2018
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$12.24	$12.41	$11.99		$11.97		$12.13
Income from investment operations[b]:
Net investment income[c]	0.26	0.29	0.31		0.33		0.32
Net realized and unrealized gains (losses)	(0.40)	(0.17)	0.43		0.02		(0.16)
Total from investment operations	(0.14)	0.12	0.74		0.35		0.16
Less distributions from:
Net investment income	(0.26)	(0.29)	(0.32)		(0.33)		(0.32)
Net asset value, end of year	$11.84	$12.24	$12.41		$11.99		$11.97
Total return	(1.17)%	0.97%	6.27%		3.00%		1.32%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.55%	0.55%	0.56%		0.55%		0.56%
Expenses net of waiver and payments by affiliates	0.45% [d]	0.45% [d]	0.46%	[d]	0.46%	[d]	0.55%
Net investment income	2.14%	2.36%	2.53%		2.81%		2.66%
Supplemental data
Net assets, end of year (000’s)	$1,126,152	$1,153,049	$1,277,185		$1,103,570		$1,196,627
Portfolio turnover rate	22.05%	18.84%	14.78%		2.57%		10.72%

a. For the year ended February 29.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Benefit of expense reduction rounds to less than 0.01%.

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Franklin Federal Limited-Term Tax-Free Income Fund - Class A

Year Ended February 28,

	2022	2021	2020[a]	2019[b]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.56	$10.59	$10.35	$10.27
Income from investment operations[c]:
Net investment income[d]	0.07	0.11	0.15	0.07
Net realized and unrealized gains (losses)	(0.22)	(0.03)	0.25	0.08
Total from investment operations	(0.15)	0.08	0.40	0.15
Less distributions from:
Net investment income	(0.07)	(0.11)	(0.16)	(0.07)
Net asset value, end of year	$10.34	$10.56	$10.59	$10.35
Total return[e]	(1.39)%	0.75%	3.88%	1.49%
Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	0.80%	0.81%	0.81%	0.83%
Expenses net of waiver and payments by affiliates[g]	0.65%	0.64%	0.64%	0.65%
Net investment income	0.70%	1.01%	1.42%	1.23%
Supplemental data
Net assets, end of year (000’s)	$345,670	$294,622	$158,939	$103,864
Portfolio turnover rate	33.22%	19.85%	10.10%	64.94%

a. For the year ended February 29.

b. For the period September 10, 2018 (effective date) to February 28, 2019.

c. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

d. Based on average daily shares outstanding.

e. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

f. Ratios are annualized for periods less than one year.

g. Benefit of expense reduction rounds to less than 0.01%.

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Franklin Federal Limited-Term Tax-Free Income Fund - Class A1

Year Ended February 28,

	2022	2021	2020[a]		2019		2018
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.57	$10.60	$10.36		$10.29		$10.37
Income from investment operations[b]:
Net investment income[c]	0.09	0.12	0.16		0.14		0.09
Net realized and unrealized gains (losses)	(0.22)	(0.03)	0.25		0.08		(0.09)
Total from investment operations	(0.13)	0.09	0.41		0.22		—
Less distributions from:
Net investment income	(0.09)	(0.12)	(0.17)		(0.15)		(0.08)
Net asset value, end of year	$10.35	$10.57	$10.60		$10.36		$10.29
Total return[d]	(1.29)%	0.85%	3.99%		2.11%		0.01%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.70%	0.71%	0.71%		0.73%		0.71%
Expenses net of waiver and payments by affiliates	0.55% [e]	0.55% [e]	0.54%	[e]	0.55%	[e]	0.63%
Net investment income	0.81%	1.14%	1.52%		1.33%		0.84%
Supplemental data
Net assets, end of year (000’s)	$413,869	$468,057	$518,898		$582,767		$687,197
Portfolio turnover rate	33.22%	19.85%	10.10%		64.94%		40.13%

a. For the year ended February 29.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e. Benefit of expense reduction rounds to less than 0.01%.

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Franklin Federal Limited-Term Tax-Free Income Fund - Class R6

Year Ended February 28,

	2022	2021	2020[a]		2019		2018[b]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.56	$10.59	$10.35		$10.28		$10.37
Income from investment operations[c]:
Net investment income[d]	0.10	0.14	0.18		0.16		0.07
Net realized and unrealized gains (losses)	(0.22)	(0.03)	0.25		0.07		(0.10)
Total from investment operations	(0.12)	0.11	0.43		0.23		(0.03)
Less distributions from:
Net investment income	(0.10)	(0.14)	(0.19)		(0.16)		(0.06)
Net asset value, end of year	$10.34	$10.56	$10.59		$10.35		$10.28
Total return[e]	(1.12)%	1.03%	4.18%		2.29%		(0.32)%
Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	0.53%	0.54%	0.54%		0.55%		0.54%
Expenses net of waiver and payments by affiliates	0.37% [g]	0.37% [g]	0.36%	[g]	0.36%	[g]	0.44%
Net investment income	0.98%	1.30%	1.70%		1.52%		1.03%
Supplemental data
Net assets, end of year (000’s)	$86,417	$70,227	$51,952		$47,182		$51,656
Portfolio turnover rate	33.22%	19.85%	10.10%		64.94%		40.13%

a. For the year ended February 29.

b. For the period August 1, 2017 (effective date) to February 28, 2018.

c. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

d. Based on average daily shares outstanding.

e. Total return is not annualized for periods less than one year.

f. Ratios are annualized for periods less than one year.

g. Benefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	Prospectus	73

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Federal Limited-Term Tax-Free Income Fund - Advisor Class

Year Ended February 28,

	2022	2021	2020[a]		2019		2018
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.57	$10.60	$10.35		$10.29		$10.37
Income from investment operations[b]:
Net investment income[c]	0.10	0.13	0.17		0.15		0.10
Net realized and unrealized gains (losses)	(0.22)	(0.02)	0.27		0.07		(0.08)
Total from investment operations	(0.12)	0.11	0.44		0.22		0.02
Less distributions from:
Net investment income	(0.10)	(0.14)	(0.19)		(0.16)		(0.10)
Net asset value, end of year	$10.35	$10.57	$10.60		$10.35		$10.29
Total return	(1.05)%	1.00%	4.14%		2.16%		0.16%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.55%	0.56%	0.56%		0.58%		0.56%
Expenses net of waiver and payments by affiliates	0.40% [d]	0.40% [d]	0.39%	[d]	0.40%	[d]	0.48%
Net investment income	0.95%	1.26%	1.67%		1.48%		0.99%
Supplemental data
Net assets, end of year (000’s)	$542,557	$517,221	$291,452		$274,316		$247,708
Portfolio turnover rate	33.22%	19.85%	10.10%		64.94%		40.13%

a. For the year ended February 29.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Benefit of expense reduction rounds to less than 0.01%.

74	Prospectus	franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin High Yield Tax-Free Income Fund - Class A

Year Ended February 28,

	2022	2021	2020[a]	2019[b]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.29	$10.46	$9.93	$9.97
Income from investment operations[c]:
Net investment income[d]	0.36	0.40	0.39	0.20
Net realized and unrealized gains (losses)	(0.24)	(0.19)	0.56	(0.04)
Total from investment operations	0.12	0.21	0.95	0.16
Less distributions from:
Net investment income	(0.36)	(0.38)	(0.42)	(0.20)
Net asset value, end of year	$10.05	$10.29	$10.46	$9.93
Total return[e]	1.07%	2.15%	9.73%	1.68%
Ratios to average net assets[f]
Expenses[g]	0.80% [h]	0.79%	0.79%	0.81%
Net investment income	3.49%	3.97%	3.82%	4.23%
Supplemental data
Net assets, end of year (000’s)	$1,559,216	$1,177,730	$900,342	$343,683
Portfolio turnover rate	18.70%	38.24%	11.98%	6.16%

a. For the year ended February 29.

b. For the period September 10, 2018 (effective date) to February 28, 2019.

c. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

d. Based on average daily shares outstanding.

e. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

f. Ratios are annualized for periods less than one year.

g. Benefit of expense reduction rounds to less than 0.01%.

h. Benefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com	Prospectus	75

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin High Yield Tax-Free Income Fund - Class A1

Year Ended February 28,

	2022	2021	2020[a]		2019	2018
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.28	$10.45	$9.92		$9.94	$10.25
Income from investment operations[b]:
Net investment income[c]	0.38	0.42	0.40		0.43	0.43
Net realized and unrealized gains (losses)	(0.24)	(0.20)	0.56		(0.01)	(0.30)
Total from investment operations	0.14	0.22	0.96		0.42	0.13
Less distributions from:
Net investment income	(0.38)	(0.39)	(0.43)		(0.44)	(0.44)
Net asset value, end of year	$10.04	$10.28	$10.45		$9.92	$9.94
Total return[d]	1.22%	2.30%	9.90%		4.33%	1.30%
Ratios to average net assets
Expenses	0.65% [e,f]	0.65% [e]	0.64%	[e]	0.66% [e]	0.66%
Net investment income	3.65%	4.14%	3.97%		4.38%	4.22%
Supplemental data
Net assets, end of year (000’s)	$3,518,033	$3,756,501	$4,196,856		$4,174,968	$4,608,917
Portfolio turnover rate	18.70%	38.24%	11.98%		6.16%	6.98%

a. For the year ended February 29.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e. Benefit of expense reduction rounds to less than 0.01%.

f. Benefit of waiver and payments by affiliates rounds to less than 0.01%.

76	Prospectus	franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin High Yield Tax-Free Income Fund - Class C

Year Ended February 28,

	2022	2021	2020[a]		2019	2018
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.49	$10.66	$10.12		$10.13	$10.44
Income from investment operations[b]:
Net investment income[c]	0.32	0.36	0.36		0.39	0.38
Net realized and unrealized gains (losses)	(0.25)	(0.19)	0.56		(0.01)	(0.30)
Total from investment operations	0.07	0.17	0.92		0.38	0.08
Less distributions from:
Net investment income	(0.32)	(0.34)	(0.38)		(0.39)	(0.39)
Net asset value, end of year	$10.24	$10.49	$10.66		$10.12	$10.13
Total return[d]	0.54%	1.71%	9.27%		3.77%	0.71%
Ratios to average net assets
Expenses	1.19% [e,f]	1.19% [e]	1.19%	[e]	1.21% [e]	1.21%
Net investment income	3.03%	3.53%	3.42%		3.83%	3.67%
Supplemental data
Net assets, end of year (000’s)	$262,313	$359,050	$488,258		$558,728	$870,227
Portfolio turnover rate	18.70%	38.24%	11.98%		6.16%	6.98%

a. For the year ended February 29.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e. Benefit of expense reduction rounds to less than 0.01%.

f. Benefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com	Prospectus	77

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin High Yield Tax-Free Income Fund - Class R6

Year Ended February 28,

	2022	2021	2020[a]		2019	2018[b]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.33	$10.50	$9.97		$9.98	$10.31
Income from investment operations[c]:
Net investment income[d]	0.40	0.43	0.42		0.45	0.27
Net realized and unrealized gains (losses)	(0.25)	(0.19)	0.56		(0.01)	(0.34)
Total from investment operations	0.15	0.24	0.98		0.44	(0.07)
Less distributions from:
Net investment income	(0.39)	(0.41)	(0.45)		(0.45)	(0.26)
Net asset value, end of year	$10.09	$10.33	$10.50		$9.97	$9.98
Total return[e]	1.36%	2.43%	10.01%		4.55%	(0.68)%
Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	0.51%	0.51%	0.51%		0.52%	0.52%
Expenses net of waiver and payments by affiliates	0.51% [g,h]	0.50% [g]	0.50%	[g]	0.52% [h]	0.51%
Net investment income	3.77%	4.25%	4.11%		4.52%	4.37%
Supplemental data
Net assets, end of year (000’s)	$228,725	$157,328	$127,806		$90,752	$152,255
Portfolio turnover rate	18.70%	38.24%	11.98%		6.16%	6.98%

a. For the year ended February 29.

b. For the period August 1, 2017 (effective date) to February 28, 2018.

c. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

d. Based on average daily shares outstanding.

e. Total return is not annualized for periods less than one year.

f. Ratios are annualized for periods less than one year.

g. Benefit of expense reduction rounds to less than 0.01%.

h. Benefit of waiver and payments by affiliates rounds to less than 0.01%.

78	Prospectus	franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin High Yield Tax-Free Income Fund - Advisor Class
Year Ended February 28,

	2022	2021	2020[a]		2019	2018
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.33	$10.50	$9.97		$9.98	$10.30
Income from investment operations[b]:
Net investment income[c]	0.39	0.43	0.42		0.45	0.44
Net realized and unrealized gains (losses)	(0.25)	(0.20)	0.55		(0.01)	(0.31)
Total from investment operations	0.14	0.23	0.97		0.44	0.13
Less distributions from:
Net investment income	(0.39)	(0.40)	(0.44)		(0.45)	(0.45)
Net asset value, end of year	$10.08	$10.33	$10.50		$9.97	$9.98
Total return	1.22%	2.39%	9.97%		4.52%	1.29%
Ratios to average net assets
Expenses	0.55% [d,e]	0.54% [d]	0.54%	[d]	0.56% [d]	0.56%
Net investment income	3.73%	4.22%	4.07%		4.48%	4.32%
Supplemental data
Net assets, end of year (000’s)	$1,284,270	$1,229,100	$1,166,057		$994,336	$1,070,254
Portfolio turnover rate	18.70%	38.24%	11.98%		6.16%	6.98%

a. For the year ended February 29.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Benefit of expense reduction rounds to less than 0.01%.

e. Benefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com	Prospectus	79

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Massachusetts Tax-Free Income Fund - Class A

Year Ended February 28,

	2022	2021	2020[a]	2019[b]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.84	$12.20	$11.47	$11.39
Income from investment operations[c]:
Net investment income[d]	0.22	0.28	0.31	0.16
Net realized and unrealized gains (losses)	(0.36)	(0.37)	0.74	0.08
Total from investment operations	(0.14)	(0.09)	1.05	0.24
Less distributions from:
Net investment income	(0.22)	(0.27)	(0.32)	(0.16)
Net asset value, end of year	$11.48	$11.84	$12.20	$11.47
Total return[e]	(1.24)%	(0.71)%	9.29%	2.12%
Ratios to average net assets[f]
Expenses[g]	0.88%	0.86%	0.87%	0.86%
Net investment income	1.83%	2.31%	2.64%	2.88%
Supplemental data
Net assets, end of year (000’s)	$64,555	$58,926	$44,347	$20,086
Portfolio turnover rate	21.84%	18.21%	12.59%	6.58%

a. For the year ended February 29.

b. For the period September 10, 2018 (effective date) to February 28, 2019.

c. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

d. Based on average daily shares outstanding.

e. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

f. Ratios are annualized for periods less than one year.

g. Benefit of expense reduction rounds to less than 0.01%.

80	Prospectus	franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Massachusetts Tax-Free Income Fund - Class A1

Year Ended February 28,

	2022	2021	2020[a]		2019	2018
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.83	$12.20	$11.46		$11.47	$11.63
Income from investment operations[b]:
Net investment income[c]	0.24	0.30	0.33		0.35	0.35
Net realized and unrealized gains (losses)	(0.36)	(0.38)	0.75		(0.01)	(0.15)
Total from investment operations	(0.12)	(0.08)	1.08		0.34	0.20
Less distributions from:
Net investment income	(0.24)	(0.29)	(0.34)		(0.35)	(0.36)
Net asset value, end of year	$11.47	$11.83	$12.20		$11.46	$11.47
Total return[d]	(1.09)%	(0.64)%	9.55%		2.98%	1.66%
Ratios to average net assets
Expenses	0.73% [e]	0.72% [e]	0.72%	[e]	0.71% [e]	0.68%
Net investment income	2.00%	2.48%	2.79%		3.03%	3.02%
Supplemental data
Net assets, end of year (000’s)	$218,895	$245,351	$307,452		$314,235	$363,555
Portfolio turnover rate	21.84%	18.21%	12.59%		6.58%	23.50%

a. For the year ended February 29.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e. Benefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	Prospectus	81

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Massachusetts Tax-Free Income Fund - Class C

Year Ended February 28,

	2022	2021	2020[a]		2019	2018
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.98	$12.35	$11.60		$11.61	$11.77
Income from investment operations[b]:
Net investment income[c]	0.17	0.23	0.27		0.28	0.29
Net realized and unrealized gains (losses)	(0.36)	(0.38)	0.76		(0.01)	(0.16)
Total from investment operations	(0.19)	(0.15)	1.03		0.27	0.13
Less distributions from:
Net investment income	(0.17)	(0.22)	(0.28)		(0.28)	(0.29)
Net asset value, end of year	$11.62	$11.98	$12.35		$11.60	$11.61
Total return[d]	(1.54)%	(1.26)%	8.95%		2.37%	1.08%
Ratios to average net assets
Expenses	1.27% [e]	1.26% [e]	1.27%	[e]	1.26% [e]	1.23%
Net investment income	1.44%	1.90%	2.24%		2.48%	2.47%
Supplemental data
Net assets, end of year (000’s)	$17,988	$27,111	$31,713		$33,253	$56,607
Portfolio turnover rate	21.84%	18.21%	12.59%		6.58%	23.50%

a. For the year ended February 29.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e. Benefit of expense reduction rounds to less than 0.01%.

82	Prospectus	franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Massachusetts Tax-Free Income Fund - Class R6

Year Ended February 28,

	2022	2021	2020[a]		2019	2018[b]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.84	$12.20	$11.46		$11.48	$11.76
Income from investment operations[c]:
Net investment income[d]	0.25	0.31	0.34		0.36	0.21
Net realized and unrealized gains (losses)	(0.35)	(0.36)	0.76		(0.02)	(0.28)
Total from investment operations	(0.10)	(0.05)	1.10		0.34	(0.07)
Less distributions from:
Net investment income	(0.26)	(0.31)	(0.36)		(0.36)	(0.21)
Net asset value, end of year	$11.48	$11.84	$12.20		$11.46	$11.48
Total return[e]	(0.86)%	(0.50)%	9.69%		3.01%	(0.65)%
Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	0.59%	0.58%	0.60%		0.59%	0.60%
Expenses net of waiver and payments by affiliates	0.58% [g]	0.57% [g]	0.58%	[g]	0.57% [g]	0.55%
Net investment income	2.13%	2.60%	2.93%		3.17%	3.15%
Supplemental data
Net assets, end of year (000’s)	$20,888	$16,909	$12,458		$1,284	$1,688
Portfolio turnover rate	21.84%	18.21%	12.59%		6.58%	23.50%

a. For the year ended February 29.

b. For the period August 1, 2017 (effective date) to February 28, 2018.

c. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

d. Based on average daily shares outstanding.

e. Total return is not annualized for periods less than one year.

f. Ratios are annualized for periods less than one year.

g. Benefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	Prospectus	83

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Massachusetts Tax-Free Income Fund - Advisor Class

Year Ended February 28,

	2022	2021	2020[a]		2019	2018
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.83	$12.20	$11.46		$11.48	$11.63
Income from investment operations[b]:
Net investment income[c]	0.25	0.30	0.34		0.36	0.36
Net realized and unrealized gains (losses)	(0.36)	(0.37)	0.75		(0.02)	(0.14)
Total from investment operations	(0.11)	(0.07)	1.09		0.34	0.22
Less distributions from:
Net investment income	(0.25)	(0.30)	(0.35)		(0.36)	(0.37)
Net asset value, end of year	$11.47	$11.83	$12.20		$11.46	$11.48
Total return	(0.99)%	(0.54)%	9.65%		2.98%	1.84%
Ratios to average net assets
Expenses	0.63% [d]	0.61% [d]	0.62%	[d]	0.61% [d]	0.58%
Net investment income	2.10%	2.55%	2.89%		3.13%	3.12%
Supplemental data
Net assets, end of year (000’s)	$109,947	$106,533	$60,927		$50,814	$63,366
Portfolio turnover rate	21.84%	18.21%	12.59%		6.58%	23.50%

a. For the year ended February 29.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Benefit of expense reduction rounds to less than 0.01%.

84	Prospectus	franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin New Jersey Tax-Free Income Fund - Class A

Year Ended February 28,

	2022	2021	2020[a]	2019[b]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.46	$11.77	$11.14	$11.10
Income from investment operations[c]:
Net investment income[d]	0.27	0.29	0.30	0.17
Net realized and unrealized gains (losses)	(0.28)	(0.32)	0.65	0.04
Total from investment operations	(0.01)	(0.03)	0.95	0.21
Less distributions from:
Net investment income	(0.27)	(0.28)	(0.32)	(0.17)
Net asset value, end of year	$11.18	$11.46	$11.77	$11.14
Total return[e]	(0.18)%	(0.18)%	8.61%	1.97%
Ratios to average net assets[f]
Expenses[g]	0.82%	0.82%	0.82%	0.83%
Net investment income	2.30%	2.50%	2.67%	3.28%
Supplemental data
Net assets, end of year (000’s)	$141,419	$118,815	$109,130	$55,866
Portfolio turnover rate	7.69%	15.41%	17.99%	13.26%

a. For the year ended February 29.

b. For the period September 10, 2018 (effective date) to February 28, 2019.

c. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

d. Based on average daily shares outstanding.

e. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

f. Ratios are annualized for periods less than one year.

g. Benefit of expense reduction rounds to less than 0.01%.

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Franklin New Jersey Tax-Free Income Fund - Class A1

Year Ended February 28,

	2022	2021	2020[a]		2019		2018
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.45	$11.76	$11.13		$11.11		$11.45
Income from investment operations[b]:
Net investment income[c]	0.28	0.30	0.32		0.38		0.39
Net realized and unrealized gains (losses)	(0.29)	(0.31)	0.64		0.03		(0.31)
Total from investment operations	(0.01)	(0.01)	0.96		0.41		0.08
Less distributions from:
Net investment income	(0.28)	(0.30)	(0.33)		(0.39)		(0.42)
Net asset value, end of year	$11.16	$11.45	$11.76		$11.13		$11.11
Total return[d]	(0.11)%	(0.03)%	8.78%		3.78%		0.68%
Ratios to average net assets
Expenses	0.67% [e]	0.67% [e]	0.67%	[e]	0.68%	[e]	0.67%
Net investment income	2.45%	2.67%	2.82%		3.43%		3.46%
Supplemental data
Net assets, end of year (000’s)	$464,256	$516,756	$584,519		$596,817		$650,527
Portfolio turnover rate	7.69%	15.41%	17.99%		13.26%		12.70%

a. For the year ended February 29.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e. Benefit of expense reduction rounds to less than 0.01%.

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Franklin New Jersey Tax-Free Income Fund - Class C

Year Ended February 28,

	2022	2021	2020[a]		2019		2018
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.60	$11.92	$11.28		$11.26		$11.60
Income from investment operations[b]:
Net investment income[c]	0.22	0.24	0.26		0.32		0.33
Net realized and unrealized gains (losses)	(0.29)	(0.32)	0.65		0.03		(0.32)
Total from investment operations	(0.07)	(0.08)	0.91		0.35		0.01
Less distributions from:
Net investment income	(0.22)	(0.24)	(0.27)		(0.33)		(0.35)
Net asset value, end of year	$11.31	$11.60	$11.92		$11.28		$11.26
Total return[d]	(0.66)%	(0.66)%	8.19%		3.15%		0.11%
Ratios to average net assets
Expenses	1.22% [e]	1.22% [e]	1.22%	[e]	1.23%	[e]	1.22%
Net investment income	1.87%	2.10%	2.27%		2.88%		2.91%
Supplemental data
Net assets, end of year (000’s)	$58,632	$87,934	$117,600		$125,982		$188,806
Portfolio turnover rate	7.69%	15.41%	17.99%		13.26%		12.70%

a. For the year ended February 29.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e. Benefit of expense reduction rounds to less than 0.01%.

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Franklin New Jersey Tax-Free Income Fund - Class R6

Year Ended February 28,

	2022	2021	2020[a]		2019		2018[b]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.46	$11.77	$11.14		$11.12		$11.37
Income from investment operations[c]:
Net investment income[d]	0.30	0.32	0.34		0.40		0.25
Net realized and unrealized gains (losses)	(0.29)	(0.31)	0.64		0.03		(0.26)
Total from investment operations	0.01	0.01	0.98		0.43		(0.01)
Less distributions from:
Net investment income	(0.30)	(0.32)	(0.35)		(0.41)		(0.24)
Net asset value, end of year	$11.17	$11.46	$11.77		$11.14		$11.12
Total return[e]	0.03%	0.11%	8.92%		3.91%		(0.11)%
Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	0.53%	0.53%	0.53%		0.54%		0.54%
Expenses net of waiver and payments by affiliates	0.53% [g]	0.53% [g]	0.53%	[g,h]	0.54%	[g,h]	0.53%
Net investment income	2.59%	2.80%	2.96%		3.57%		3.60%
Supplemental data
Net assets, end of year (000’s)	$35,920	$32,012	$33,376		$20,459		$19,936
Portfolio turnover rate	7.69%	15.41%	17.99%		13.26%		12.70%

a. For the year ended February 29.

b. For the period August 1, 2017 (effective date) to February 28, 2018.

c. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

d. Based on average daily shares outstanding.

e. Total return is not annualized for periods less than one year.

f. Ratios are annualized for periods less than one year.

g. Benefit of expense reduction rounds to less than 0.01%.

h. Benefit of waiver and payments by affiliates rounds to less than 0.01%.

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Franklin New Jersey Tax-Free Income Fund - Advisor Class

Year Ended February 28,

	2022	2021	2020[a]		2019		2018
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.46	$11.77	$11.14		$11.12		$11.46
Income from investment operations[b]:
Net investment income[c]	0.30	0.31	0.33		0.39		0.40
Net realized and unrealized gains (losses)	(0.29)	(0.31)	0.64		0.03		(0.31)
Total from investment operations	0.01	—	0.97		0.42		0.09
Less distributions from:
Net investment income	(0.30)	(0.31)	(0.34)		(0.40)		(0.43)
Net asset value, end of year	$11.17	$11.46	$11.77		$11.14		$11.12
Total return	(0.01)%	0.07%	8.88%		3.87%		0.77%
Ratios to average net assets
Expenses	0.57% [d]	0.57% [d]	0.57%	[d]	0.58%	[d]	0.57%
Net investment income	2.55%	2.76%	2.92%		3.53%		3.56%
Supplemental data
Net assets, end of year (000’s)	$103,449	$94,236	$81,747		$75,607		$79,286
Portfolio turnover rate	7.69%	15.41%	17.99%		13.26%		12.70%

a. For the year ended February 29.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Benefit of expense reduction rounds to less than 0.01%.

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Your Account

Choosing a Share Class

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Some share classes may not be offered by certain financial intermediaries. Your financial intermediary or investment representative (financial advisor) can help you decide which class is best for you. Investors may purchase Class C shares only for Fund accounts on which they have appointed an investment representative (financial advisor) of record. Investors who have not appointed an investment representative (financial advisor) to existing Class C share Fund accounts may not make additional purchases to those accounts but may exchange their shares for shares of a Franklin Templeton and Legg Mason fund that offers Class C shares. Dividend and capital gain distributions may continue to be reinvested in existing Class C share Fund accounts.

For purposes of the first paragraph under the “Fees and Expenses of the Fund” section of the Fund summary regarding sales charge discounts, the term “Franklin Templeton funds” includes Legg Mason funds, BrandywineGLOBAL funds, ClearBridge Investments funds, Martin Currie funds, and Western Asset funds, as more fully discussed below.

Class A	Class A1	Class C	Class R6	Advisor Class
Initial sales charge of 2.25% or less (Federal Intermediate-Term & Federal Limited-Term Funds) or 3.75% or less (all other Funds)	Initial sales charge of 2.25% or less (Federal Intermediate-Term & Federal Limited-Term Funds) or 3.75% or less (all other Funds)	No initial sales charge	See "Qualified Investors - Class R6" below	See "Qualified Investors - Advisor Class" below
Deferred sales charge of 1% on purchases of $250,000 or more sold within 18 months	Deferred sales charge of 1% on purchases of $250,000 or more sold within 18 months	Deferred sales charge of 1% on shares you sell within 12 months
Lower annual expenses than Class C due to lower distribution fees	Lower annual expenses than Class C due to lower distribution fees	Higher annual expenses than Class A due to higher distribution fees. Automatic conversion to Class A shares after

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approximately eight years, reducing future annual expenses.

Class A1 shares were closed to new investors effective at the close of market on September 7, 2018. Existing investors who had an open and funded account as of that date will be able to continue to invest in Class A1 shares of the Fund through reinvestment of dividends, exchanges and additional purchases after such date. Employer sponsored retirement plans, benefit plans, or discretionary allocation programs that have Class A1 shares of a Fund available to participants or clients on or before September 7, 2018, may continue to open accounts for new participants in such share class and purchase additional shares in existing participant accounts.

Class A, A1 & C

The availability of certain sales charge waivers and discounts may depend on whether you purchase your shares directly from the Fund or through a financial intermediary. Different intermediaries may impose different sales charges (including potential reductions in or waivers of sales charges) other than those listed below. Such intermediary-specific sales charge variations are described in Appendix A to this prospectus, entitled "Intermediary Sales Charge Discounts and Waivers." Appendix A is incorporated herein by reference (is legally a part of this prospectus).

In all instances, it is the purchaser's responsibility to notify the Fund or the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive these waivers or discounts.

As noted above, the availability of certain share classes and/or shareholder privileges or services described in this prospectus will depend on the policies, procedures and trading platforms of your financial intermediary. Accordingly, you may be invested through your financial intermediary in a share class that has higher annual fees and expenses than other share classes offered in this prospectus, which will have an adverse impact on your investment return. The Fund is not responsible for any additional share class eligibility requirements, investment minimums, exchange privileges, or other policies imposed by financial intermediaries or for notifying shareholders of any changes to them. It is the responsibility of the financial intermediary (and not the Fund) to ensure that you obtain proper financial intermediary-specific waivers, discounts, investment minimums, minimum account balances and

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other special arrangements and that you are placed in the proper share class for which you are eligible through your financial intermediary. Please consult your financial adviser to consider your options, including your eligibility to qualify for the share classes and/or shareholder privileges or services described in this prospectus.

Sales Charges - Class A & A1

when you invest this amount	the sales charge makes up this % of the offering price[1]	which equals this % of your net investment[1]
All Funds (except Federal Intermediate-Term & Federal Limited-Term Fund)
Under $100,000	3.75	3.90
$100,000 but under $250,000	3.25	3.36
$250,000 or more	0.00	0.00
Federal Intermediate-Term Fund & Federal Limited-Term Fund
Under $100,000	2.25	2.30
$100,000 but under $250,000	1.75	1.78
$250,000 or more	0.00	0.00

1.

The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.

Sales Charge Reductions

Quantity discounts. We offer two ways for you to combine your current purchase of Class A or Class A1 Fund shares with other existing Franklin Templeton and Legg Mason fund share holdings that might enable you to qualify for a lower sales charge with your current purchase. You can qualify for a lower sales charge when you reach certain "sales charge breakpoints." This quantity discount information is also available free of charge at franklintempleton.com/quantity-discounts. This web page can also be reached at franklintempleton.com by clicking the "Investments Resources” under “Investments & Solutions" tab and then choosing "Quantity Discounts for Class A Shares."

1. Cumulative quantity discount - lets you combine certain existing holdings of Franklin Templeton and Legg Mason fund shares - referred to as "cumulative quantity discount eligible shares" - with your current purchase of Class A or Class A1 shares to determine if you qualify for a sales charge breakpoint.

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Cumulative quantity discount eligible shares are Franklin Templeton and Legg Mason fund shares registered to (or held by a financial intermediary for):

• You, individually;

• Your "family member," defined as your spouse or domestic partner, as recognized by applicable state law, and your children under the age of 21;

• You jointly with one or more family members;

• You jointly with another person(s) who is (are) not family members if that other person has not included the value of the jointly-owned shares as cumulative quantity discount eligible shares for purposes of that person’s separate investments in Franklin Templeton and Legg Mason fund shares;

• A Coverdell Education Savings account for which you or a family member is the identified responsible person;

• A trustee/custodian of an IRA (which includes a Roth IRA and an employer sponsored IRA such as a SIMPLE IRA) or your non-ERISA covered 403(b) plan account, if the shares are registered/recorded under your or a family member's Social Security number;

• A 529 college savings plan over which you or a family member has investment discretion and control;

• Any entity over which you or a family member has (have) individual or shared authority, as principal, has investment discretion and control (for example, an UGMA/UTMA account for a child on which you or a family member is the custodian, a trust on which you or a family member is the trustee, a business account [not to include retirement plans] for your solely owned business [or the solely owned business of a family member] on which you or a family member is the authorized signer);

• A trust established by you or a family member as grantor.

Franklin Templeton and Legg Mason fund shares held through an administrator or trustee/custodian of an Employer Sponsored Retirement Plan (see definition below) such as a 401(k) plan do not qualify for a cumulative quantity discount.

Franklin Templeton and Legg Mason fund assets held in multiple Employer Sponsored Retirement Plans may be combined in order to qualify for sales charge breakpoints at the plan level if the plans are sponsored by the same employer.

If you believe there are cumulative quantity discount eligible shares that can be combined with your current purchase to achieve a sales charge breakpoint (for example, shares held in a different broker-dealer’s brokerage account or with a bank or an investment advisor), it is your responsibility to specifically identify those shares to your financial advisor at the time of your purchase (including at the time

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of any future purchase). It may be necessary for you to provide your financial advisor with information and records (including account statements) of all relevant accounts invested in the Franklin Templeton and Legg Mason funds. If you have not designated a financial advisor associated with your Franklin Templeton and Legg Mason fund shares, it is your responsibility to specifically identify any cumulative quantity discount eligible shares to the Fund’s transfer agent at the time of any purchase.

If there are cumulative quantity discount eligible shares that would qualify for combining with your current purchase and you do not tell your financial advisor or the Franklin Templeton and Legg Mason funds’ transfer agent at the time of any purchase, you may not receive the benefit of a reduced sales charge that might otherwise be available since your financial advisor and the Fund generally will not have that information.

The value of cumulative quantity discount eligible shares equals the current or cost value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares as of the day prior to your current purchase by their public offering price on the day of your current purchase. The cost value of shares is determined by aggregating the amount you invested in cumulative quantity discount eligible shares (including reinvested dividends and capital gains, but excluding capital appreciation), less any withdrawals, as of the date prior to your current purchase. It is your responsibility to retain any records necessary to substantiate historical share costs because neither your current financial advisor nor the Franklin Templeton and Legg Mason funds may have or maintain this information.

An "Employer Sponsored Retirement Plan" is a Qualified Retirement Plan, ERISA covered 403(b) plan and certain non-qualified deferred compensation arrangements that operate in a similar manner to a Qualified Retirement Plan, such as 457 plans and executive deferred compensation arrangements, but not including employer sponsored IRAs. A "Qualified Retirement Plan" is an employer sponsored pension or profit sharing plan that qualifies under section 401(a) of the Internal Revenue Code, including 401(k), money purchase pension, profit sharing and defined benefit plans.

2. Letter of intent (LOI) - expresses your intent to buy a stated dollar amount of “cumulative quantity discount eligible shares” (as defined in the “Cumulative quantity discount” section above) over a 13-month period and lets you receive the same sales charge as if all shares had been purchased at one time; however, purchases made under a right of reinvestment and appreciation of your holdings do not count as purchases made during the LOI period. During that 13-month period, additional purchases as well as reinvested dividends and capital gains are counted toward the fulfillment of your LOI. We will reserve 5% of your total intended purchase in Class A or Class A1 shares registered in your name until you fulfill your

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LOI to cover any additional sales charge that may apply if you do not buy the amount stated in your LOI. It is your responsibility to tell your financial advisor when you believe you have fulfilled your LOI with sufficient cumulative quantity discount eligible shares. The value of your cumulative quantity discount eligible shares (as calculated in the “Cumulative quantity discount” section above) as of the day prior to your LOI start date may be counted toward fulfillment of your LOI. The cost value of cumulative quantity discount eligible shares, however, may only be aggregated for share purchases that took place within 18 months of the LOI start date.

If you have not designated a financial advisor associated with your Franklin Templeton and Legg Mason fund shares, it is your responsibility to tell the Fund’s transfer agent when you believe you have fulfilled your LOI with sufficient cumulative quantity discount eligible shares. Please refer to the SAI for more LOI details.

To sign up for these programs, complete the appropriate section of your account application.

For purposes of the cumulative quantity discount and letter of intent, Franklin Templeton and Legg Mason funds include BrandywineGLOBAL funds, ClearBridge Investments funds, Martin Currie funds, and Western Asset funds. They do not include the funds in the Franklin Templeton Variable Insurance Products Trust, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust or Legg Mason Partners Money Market Trust (except for shares held in Distributor Accounts). Please contact your Service Agent or the fund for more information.

Sales Charge Waivers

Class A or Class A1 shares may be purchased without an initial sales charge or contingent deferred sales charge (CDSC) by certain investors. If you would like information about available sales charge waivers, call your investment representative or call Shareholder Services at (800) 632-2301.

Waivers for certain investors. The following investors or investments qualify to buy Class A and/or Class A1 shares without an initial sales charge or CDSC due to anticipated economies in sales efforts and expenses, including:

• Current employees of securities dealers that have executed a selling agreement with Franklin Distributors, LLC (Distributors) and their affiliates and their family members, as allowed by the internal policies of their employer.

• Employees of Franklin Templeton and its subsidiaries.

• Board members and officers of any Franklin Templeton or Legg Mason-sponsored fund.

• Assets held in accounts managed by a subsidiary of Franklin Resources, Inc.: (1) under an advisory agreement (including sub-advisory agreements); and/or (2) as trustee of an inter vivos or testamentary trust.

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• Purchases by a bank, trust company or thrift institution that is acting as a fiduciary exercising investment discretion.

• Advisory Fee Programs. Shares acquired by an investor in connection with a comprehensive fee or other advisory fee arrangement between the investor and a registered broker-dealer, investment advisor, trust company, bank, or other financial intermediary (referred to as the “Sponsor”) in which the investor pays that Sponsor a fee for investment advisory services and the Sponsor or a broker-dealer through whom the shares are acquired has an agreement with Distributors authorizing the sale of Fund shares. No minimum initial investment.

• Clients of financial intermediaries who have entered into an agreement with Distributors and have been approved by Distributors to offer Fund shares through a network, platform or self-directed investment brokerage account that may charge a transaction or other fee to customers.

• Shareholders who purchase directly from the Funds and not through any financial intermediary (i.e., Distributors is the broker of record).

• Class C shareholders whose shares are converted to Class A shares after eight years under the Class C shares’ conversion feature.

• Purchases by or through a Franklin Templeton donor-advised fund (such as the Franklin or Fiduciary Trust Charitable Giving Programs).

Investments of $250,000 or More

If you invest $250,000 or more, either as a lump sum or through our cumulative quantity discount or letter of intent programs, you can buy Class A & A1 shares without an initial sales charge. However, there is a 1% CDSC on any shares you sell within 18 months of purchase. The way we calculate the CDSC is the same for each class (please see “Contingent Deferred Sales Charge (CDSC) -Class A, A1 & C”).

Distribution and Service (12b-1) Fees

Class A and Class A1 have a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Fund to pay distribution fees of up to 0.25% and 0.10% (or 0.15% for Federal Limited-Term Fund) per year to those who sell and distribute Class A and Class A1 shares and provide other services to shareholders. Because these fees are paid out of Class A and Class A1's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

We calculate the amount of these fees over a 12-month period that may differ from the Fund's fiscal year. Therefore, the amount shown from time to time in the Fund's fee table (which is based upon the Fund's fiscal year) may differ from the amount set forth in the Rule 12b-1 plan due to timing differences.

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Sales Charges - Class C
With Class C shares, there is no initial sales charge.

CDSC

There is a 1% CDSC on any Class C shares you sell within 12 months of purchase. The way we calculate the CDSC is the same for each class (please see "Contingent Deferred Sales Charge (CDSC) – Class A, A1 & C").

Distribution and Service (12b-1) Fees

Class C has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Fund to pay distribution and other fees of up to 0.65% per year for the sale of Class C shares and for services provided to shareholders. Because these fees are paid out of Class C's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Automatic Conversion of Class C Shares to Class A Shares After 8-Year Holding Period

The Class C conversion feature provides that Class C shares that have been held for eight (8) years or more will automatically convert into Class A shares and will no longer be subject to Class C shares’ Rule 12b-1 fees (but will be subject to Class A share's Rule 12b-1 fee, if any) (the “Conversion Feature”). Class C shares of the Fund will convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 8-year anniversary of the Class C shares’ purchase date. The monthly conversion date typically occurs around the middle of every month and generally falls on a Friday.

Terms of the Conversion Feature. Class C shares that automatically convert to Class A shares of the Fund convert on the basis of the relative net asset values of the two classes. Shareholders do not pay a sales charge, including a CDSC, upon the conversion of their Class C shares to Class A shares pursuant to the Conversion Feature. The automatic conversion of the Fund’s Class C shares into Class A shares after the 8-year holding period is not expected to be a taxable event for federal income tax purposes. Shareholders should consult with their tax advisor regarding the state and local tax consequences of such conversions.

To the extent that you own Class C shares and Class A1 shares of the same Fund, please note that, after the 8-year holding period described above, your Class C shares will automatically convert into the Fund’s Class A shares (not the Fund’s Class A1 shares) and will be subject to Class A shares’ Rule 12b-1 fee. In some cases, you may be able to request the exchange of the Class A shares that you receive after the conversion into your existing Class A1 shares account; however, not all intermediaries can accommodate such requests. Please contact your financial intermediary for more information.

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If you previously owned Class C shares of any Franklin Templeton or Legg Mason funds that were later merged or exchanged into the Fund, the time you held such shares counts towards the 8-year period for automatic conversion to Class A shares. Class C shares of the Fund acquired through automatic reinvestment of dividends or distributions convert to Class A shares of the Fund on the conversion date pro rata with the converting Class C shares of the Fund that were not acquired through reinvestment of dividends or distributions.

Class C shares held through a financial intermediary in an omnibus account automatically convert into Class A shares only if the intermediary can document that the shareholder has met the required holding period. In certain circumstances, when shares are invested through retirement plans, omnibus accounts, and in certain other instances, the Fund and its agents may not have transparency into how long a shareholder has held Class C shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares and the financial intermediary may not have the ability to track purchases to credit individual shareholders’ holding periods. This primarily occurs when shares are invested through certain record keepers for group retirement plans, where the intermediary cannot track share aging at the participant level. In these circumstances, the Fund cannot automatically convert Class C shares into Class A shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the shareholder or their financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the shareholder or their financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. In these circumstances, it is the financial intermediary’s (and not the Fund’s) responsibility to keep records and to ensure that the shareholder is credited with the proper holding period. Please consult with your financial intermediary about your shares’ eligibility for this conversion feature.

New accounts or plans may not be eligible to purchase Class C shares of the Fund if it is determined that the intermediary cannot track shareholder holding periods to determine whether a shareholder’s Class C shares are eligible for conversion to Class A shares. Accounts or plans (and their successor, related and affiliated plans) that have Class C shares of the Fund available to participants on or before October 5, 2018, may continue to open accounts for new participants in that share class and purchase additional shares in existing participant accounts. The Fund has no responsibility for overseeing, monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for conversion.

A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility

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requirements for the conversion of Class C shares into Class A shares. In these cases, Class C shareholders may convert to Class A shares under the policies of the financial intermediary and the conversion may be structured as an exchange of Class C shares for Class A shares of the Fund. Financial intermediaries will be responsible for making such exchanges in those circumstances. Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares.

Contingent Deferred Sales Charge (CDSC) - Class A, A1 & C

The CDSC for each class is based on the current value of the shares being sold or their net asset value when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gain distributions.

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased. We will use this same method if you exchange your shares into another Franklin Templeton and Legg Mason funds (please see “Exchanging Shares”).

The holding period for the CDSC begins on the day you buy your shares. Your shares will age one month on that same date the next month and each following month. For example, if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month.

Reinstatement Privilege

If you sell any class of shares of Franklin Templeton and Legg Mason funds, you may reinvest all or a portion of the proceeds from that sale within 90 days within the same share class (or share class equivalent if the share class you redeemed from is closed to new investors) without an initial sales charge. If at the time of investment your shares are registered directly with the Fund’s transfer agent: Class C or Class R shares will be reinvested in Class A shares if the account does not have an investment representative of record. Proceeds from the earlier sale of Class Z shares from another fund may also be reinvested in Class A shares. Proceeds from the earlier sale of Class A1 shares from a fund must also be reinvested in Class A shares if the account holder no longer holds investments within Class A1 shares.

This reinstatement privilege does not apply to: (i) a purchase of Fund shares made through a regularly scheduled automatic investment plan such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account, or (ii) a purchase of Fund shares with proceeds from the sale of Franklin Templeton and Legg Mason funds shares that were held indirectly through a non-Franklin Templeton individual or employer sponsored IRA.

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In order to take advantage of this reinstatement privilege, you must inform your investment representative or the Fund's transfer agent of this privilege at the time of your investment.

Generally, if you paid a CDSC when you sold your Class A or Class A1 or Class C shares, Distributors will credit back to you the CDSC paid on the amount you are reinvesting within 90 days of the sale by adding it to the amount of your reinvestment. For Class A or Class A1 shares reinvested with a CDSC credit, a new CDSC will apply and the CDSC holding period will begin again. For Class C shares reinvested with a CDSC credit in Class A or Class A1 shares, you will not receive a CDSC credit in the new Class A or Class A1 shares and your reinvestment will not be subject to any otherwise applicable CDSC.

Qualified Investors - Class R6

Class R6 shares are available to the following investors:

• Employer Sponsored Retirement Plans where plan level or omnibus accounts are held on the books of Franklin Templeton Investor Services.

• Endowments; foundations; local, city and state governmental institutions; corporations; non-profit organizations that are organized as corporations; and insurance companies, (collectively “institutional investors”) when purchasing directly from a Fund. The minimum initial investment for institutional investors is $1,000,000 per Fund.

• Unaffiliated U.S. registered mutual funds, including those that operate as "fund of funds."

• Other Franklin Templeton and Legg Mason funds and funds for which Franklin Templeton investment managers provide advisory or subadvisory services.

• Intermediaries that execute an addendum to their selling agreement acknowledging that they are acting exclusively as agents of their clients in transacting in Class R6 shares.

• Advisory Fee Programs. A registered broker-dealer, investment advisor, trust company, bank, or other financial intermediary (referred to as a “Sponsor”) that has an agreement with Distributors authorizing the sale of Fund shares and that acquires shares of the Fund for its clients in connection with a comprehensive fee or other advisory fee arrangement for which the client pays the Sponsor a fee for investment advisory services. No minimum initial investment.

• Health Savings Accounts (HSAs) within plan level or omnibus accounts that are held on the books of Franklin Templeton Investor Services.

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Qualified Investors - Advisor Class

The following investors or investments qualify to buy Advisor Class shares of the Fund:

• Advisory Fee Programs. Shares acquired by an investor in connection with a comprehensive fee or other advisory fee arrangement between the investor and a registered broker-dealer, investment advisor, trust company, bank, or other financial intermediary (referred to as the “Sponsor”) in which the investor pays that Sponsor a fee for investment advisory services and the Sponsor or a broker-dealer through whom the shares are acquired has an agreement with Distributors authorizing the sale of Fund shares. No minimum initial investment.

• Governments, municipalities, and tax-exempt entities that meet the requirements for qualification under section 501 of the Internal Revenue Code when purchasing direct from the Fund.

• Current employees of securities dealers that have executed a selling agreement with Distributors and their affiliates and their family members, as allowed by the internal policies of their employer.

• Current employees of the investment manager and its affiliates;

• Former employees of the investment manager and its affiliates with existing accounts;

• Current and former board members of investment companies managed by affiliates of Franklin Resources;

• Current and former board members of Franklin Resources;

• The “immediate families” of such persons. “Immediate families” are such person’s spouse (including the surviving spouse of a deceased board member), parents, grandparents, and children and grandchildren (including step-relationships). For such investors, the minimum initial investment is $1,000 and the minimum for each purchase of additional shares is $25. Current employees may purchase additional shares through a systematic investment plan.

• Assets held in accounts managed by a subsidiary of Franklin Resources, Inc.: (1) under an advisory agreement (including sub-advisory agreements); and/or (2) as trustee of an inter vivos or testamentary trust.

• Plans with aggregate plan assets of $1 million or more invested directly with Franklin Templeton and Legg Mason funds.

• Purchases by a bank, trust company or thrift institution that is acting as a fiduciary exercising investment discretion.

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• An individual or entity associated with a current customer of Franklin Templeton Institutional, LLC (FTI, LLC) if approved by FTI, LLC in consultation with its customers.

• Unaffiliated U.S. registered mutual funds, including those that operate as "fund of funds."

• Assets held in accounts under the recommendation of an investment consultant provided that (1) assets are held with a firm unaffiliated with the investment consultant’s firm; (2) the investment consultant is under a retainer or other similar fee arrangement with its clients; (3) the client is not an individual; and (4) a subsidiary of Franklin Resources, Inc. approves the investment.

• Clients of financial intermediaries who have entered into an agreement with Distributors and have been approved by Distributors to offer Fund shares through a network, platform, or self-directed investment brokerage account that may charge a transaction or other fee to customers. Minimum initial investment $100,000, unless otherwise waived by Distributors.

• Purchases by or through a Franklin Templeton donor-advised fund.

Waivers for Exchanges between Classes of the Same Fund

Financial Intermediary Exchanges between Classes of the Same Fund. Exchanges between Classes of the same Fund as described below generally will be tax-free for federal income tax purposes. You should also consult with your tax advisor regarding the state and local tax consequences of such an exchange of Fund shares. These exchange privileges are subject to termination and may be amended from time to time.

Advisory Programs Eligible for Advisor Class or Class Z shares. Class A and Class C shares purchased by accounts participating in certain programs sponsored by and/or controlled by financial intermediaries (“Advisory Programs”) may be exchanged by the financial intermediary on behalf of the shareholder for Advisor Class shares of the same Fund under certain circumstances, including such Advisory Program’s eligibility to purchase Advisor Class shares of the Fund. If a shareholder that holds Advisor Class shares of a Fund no longer participates in an Advisory Program, the Advisor Class shares held by the shareholder may be exchanged by the financial intermediary on behalf of the shareholder for Class A shares of the same Fund under certain circumstances. In this case, the shareholder would be subject to ongoing Rule 12b-1 fees to which it was not previously subject. All such exchanges are initiated by the financial intermediary and not the Fund and the Fund does not have information or oversight with respect to such exchanges. Such exchanges will be on the basis of each Class’ NAV per share, without the imposition of any sales charge, fee or other charge. Unless

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otherwise permitted, any CDSC owed must be paid on Class A and C shares that you wish to exchange.

Financial Intermediary Exchanges from Class C Shares to Class A Shares. Class C shares purchased through financial intermediaries may be exchanged by the financial intermediary on behalf of the shareholder for Class A shares of the same Fund under certain circumstances. Such exchange will be on the basis of each Class’ NAV per share, without the imposition of any sales charge, fee or other charge.

Buying Shares

Minimum Investments - Class A, A1 & C

Initial
Regular accounts, UGMA/UTMA accounts, current and former full-time employees, officers, trustees and directors of Franklin Templeton entities, and their family members	$1,000
Automatic investment plans	$25
Broker-dealer sponsored wrap account programs	no minimum

A financial intermediary may impose different investment minimums than those set forth above. The Fund is not responsible for any investment minimums imposed by financial intermediaries or for notifying shareholders of any changes to them. See Appendix A for more information on certain intermediary-specific investment minimums. Please consult with your financial intermediary if you have any questions regarding its policies.

Please note that you generally may only buy shares (including the purchase side of an exchange) of a fund eligible for sale in your state or jurisdiction. The Fund and other Franklin Templeton funds are intended for sale to residents of the United States, and, with very limited exceptions, are not registered or otherwise offered for sale in other jurisdictions.

In particular, the Fund is not registered in any provincial or territorial jurisdiction in Canada, and shares of the Fund have not been qualified for sale in any Canadian jurisdiction. The shares offered by this prospectus generally may not be directly or indirectly offered or sold in any provincial or territorial jurisdiction in Canada or to or for the benefit of residents thereof. Prospective investors may be required to declare that they are not Canadian residents and are not acquiring shares on behalf of any Canadian residents. Similarly, the Fund is not registered, and shares of the Fund have not been qualified for distribution, in any member country of the European Union (EU) or European Economic Area (EEA), and generally may not be directly or indirectly offered or distributed in any such country. If an investor becomes a Canadian, EU or EEA resident after purchasing shares of the Fund, the investor may not be able to purchase any additional shares of the Fund (other than

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reinvestment of dividends and capital gains) or exchange shares of the Fund for other U.S. registered Franklin Templeton funds.

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Account Application

If you are opening a new account, please complete and sign the enclosed account application. Make sure you indicate the share class you have chosen. If you do not indicate a class, we will place your purchase in Class A shares. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services"). For example, if you would like to link one of your bank accounts to your Fund account so that you may use electronic funds transfer to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions. We do not accept cash, third-party checks, credit card convenience checks, pre-paid debit cards, non-bank money orders, travelers checks or checks drawn on foreign banks as forms of payment to purchase shares.

Franklin Templeton Investor Services P.O. Box 997151 Sacramento, CA 95899-7151 Call toll-free: (800) 632-2301 or visit us online 24 hours a day, 7 days a week, at franklintempleton.com

Buying Shares

Through your investment representative
By Phone/Online (800) 632‑2301 franklintempleton.com Note: certain account types are not available for online account access.
By Mail
By Wire (800) 632‑2301 or (650) 312‑2000 collect
By Exchange franklintempleton.com

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Opening an account	Adding to an account
Contact your investment representative	Contact your investment representative

If you have another Franklin Templeton fund account with your bank account information on file, you may open a new identically registered account by phone. To make a same day investment, your phone order must be received and accepted by us prior to 1 p.m. Pacific time or the regularly scheduled close of the New York Stock Exchange, whichever is earlier. You may open certain new accounts online at franklintempleton.com.

Before requesting a telephone or online purchase into an existing account, please make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank’s name and address and a voided check or savings account deposit slip. All bank and Fund account owners must sign the request. If the bank and Fund accounts do not have at least one common owner, each individual must also have his or her signature notarized.

To make a same day investment, your phone or online order must be received and accepted by us prior to 1 p.m. Pacific time or the regularly scheduled close of the New York Stock Exchange, whichever is earlier.

Make your check payable to the Fund. Mail the check and your signed application to Investor Services.

Make your check payable to the Fund. Include your account number on the check.

Fill out the deposit slip from your account statement. If you do not have a slip, include a note with your name, the Fund name, and your account number.

Mail the check and deposit slip or note to Investor Services.

Call to receive a wire control number and wire instructions.

Wire the funds and mail your signed application to Investor Services. Please include the wire control number or your new account number on the application.

To make a same day wire investment, the wired funds must be received and accepted by us prior to 1 p.m. Pacific time or the regularly scheduled close of the New York Stock Exchange, whichever is earlier.

Call to receive a wire control number and wire instructions.

To make a same day wire investment, the wired funds must be received and accepted by us prior to 1 p.m. Pacific time or the regularly scheduled close of the New York Stock Exchange, whichever is earlier.

Call Shareholder Services at (800) 632‑2301, or send signed written instructions. You also may place an online exchange order. (Please see “Exchanging Shares” for more information on exchanges.)	Call Shareholder Services at (800) 632‑2301, or send signed written instructions. You also may place an online exchange order. (Please see “Exchanging Shares” for more information on exchanges.)

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Investor Services

Automatic Investment Plan

This plan offers a convenient way for you to invest in the Fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, visit us online at franklintempleton.com or complete the appropriate section of your account application and send it to Investor Services. If you are opening a new account, please include your minimum initial investment with your application.

Automated Telephone System

Our automated system offers around-the-clock access to information about your account or any Franklin Templeton fund. This service is available by dialing any of the following numbers from a touch-tone phone:

Shareholder Services	(800) 632-2301
Advisor Services	(800) 524-4040

Distribution Options

You may reinvest distributions you receive from the Fund in an existing account in the same share class* of the Fund or another Franklin Templeton or Legg Mason fund. Initial sales charges and CDSCs will not apply to reinvested distributions. You also can have your distributions deposited in a bank account, or mailed by check. Deposits to a bank account may be made by electronic funds transfer.

* Class C shareholders may reinvest their distributions in Class A shares of any Franklin Templeton money fund. Advisor Class shareholders may reinvest in Advisor Class or Class A shares of another Franklin Templeton fund. To reinvest your distributions in Advisor Class shares of another Franklin Templeton fund, you must be a current shareholder in Advisor Class or otherwise qualify to buy that fund's Advisor Class shares.

If you received a distribution and chose to return it to purchase additional shares in Class A shares of another Franklin Templeton fund, you will not be charged an initial sales charge if you invest the distribution within 90 days of the distribution date.

Please indicate on your application the distribution option you have chosen, otherwise we will reinvest your distributions in the same share class of the Fund.

Telephone/Online Privileges

You will automatically receive telephone/online privileges when you open your account, allowing you to obtain or view your account information, and conduct a number of transactions by phone or online, including: buy, sell, or exchange shares of most funds; use electronic funds transfer to buy or sell shares of most funds; change your address; and add or change account services (including distribution options, systematic withdrawal plans and automatic investment plans).

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To view your account information or request online transactions, you will first need to register for these services at the shareholder section of our website at franklintempleton.com. You will be asked to accept the terms of an online agreement(s) and establish a password for online services. If you are registered for online services, you may enroll online in Franklin Templeton’s electronic delivery program for your shareholder documents. This will allow you to receive electronic delivery (through our website) of most Franklin Templeton funds’ prospectuses, proxy statements and other documents, as well as your account(s) statements and trade confirmations, and discontinue receiving your paper copies through the U.S. mail. Using our shareholder website means you are consenting to sending and receiving personal financial information over the Internet, so you should be sure you are comfortable with the risks.

As long as we follow reasonable security procedures and act on instructions we reasonably believe are genuine, we will not be responsible for any losses that may occur from unauthorized requests. We will request passwords or other information, and also may record calls. We have the right (but have no obligation) to refuse a telephone request if the caller is unable to provide the requested information or if we reasonably believe the caller is not an individual authorized to act on the account. To help safeguard your account, keep your password confidential, and verify the accuracy of your confirmation statements immediately after you receive them. Contact us immediately if you believe someone has obtained unauthorized access to your account or password. For transactions done over the Internet, we recommend the use of an Internet browser with 128-bit encryption. Certain methods of contacting us (such as by phone or by Internet) may be unavailable or delayed during periods of unusual market activity. Of course, you can choose not to register for online privileges. Additionally, if you don’t want telephone privileges, or want to discontinue telephone/online privileges at any time please contact us for instructions. You may reinstate these privileges at any time in writing, including online registration with respect to online privileges.

Note: Digital communication channels are not necessarily secure. If you do choose to send confidential or sensitive information to us via digital communication channels (e.g. email, chat, text messaging, fax), you are accepting the associated risks related to potential lack of security, such as the possibility that your confidential or sensitive information may be intercepted/accessed by a third party and subsequently used or sold.

Systematic Withdrawal Plan

This plan allows you to automatically sell your shares and receive regular payments from your account. A CDSC may apply to withdrawals that exceed certain amounts. Certain terms and minimums apply. To sign up, visit us online at franklintempleton.com or contact us for instructions.

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Franklin Templeton VIP Services®

You may be eligible for Franklin Templeton VIP Services® if you currently have $500,000 or more invested in Franklin Templeton funds based solely on shares registered directly with the Franklin Templeton funds' transfer agent and excluding shares held indirectly through brokerage accounts. Franklin Templeton VIP Services® shareholders enjoy enhanced service and transaction capabilities. Please contact Shareholder Services at (800) 632-2301 for additional information on this program.

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Selling Shares

You can sell your shares at any time. To make a same day redemption, the redemption request must be received and accepted by us prior to 1 p.m. Pacific time or the regularly scheduled close of the New York Stock Exchange, whichever is earlier. Please keep in mind that a contingent deferred sales charge (CDSC) may apply

Selling Shares in Writing

Generally, requests to sell $250,000 or less can be made over the phone, online, or with a simple letter. Sometimes, however, to protect you and the Fund we may request written instructions signed by all registered owners, with a signature guarantee for each owner, if:

• you are selling more than $250,000 worth of shares

• you want your proceeds paid to someone who is not a registered owner

• you want to send your proceeds somewhere other than the address of record, or preauthorized bank or brokerage firm account

We also may require a signature guarantee when: we receive instructions from an agent, not the registered owners; you want to send your proceeds to a bank account that was added or changed on your account without a signature guarantee within the last 15 days; you want to send proceeds to your address that was changed without a signature guarantee within the last 15 days; or we believe it would protect the Fund against potential claims based on the instructions received. The Fund may change the signature guarantee requirements from time to time without prior notice to shareholders.

The amount may be higher for members of Franklin Templeton VIP Services®. Please see “Franklin Templeton VIP Services®” above for more information regarding eligibility.

A signature guarantee helps protect your account against fraud. You can obtain a signature guarantee at most banks and securities dealers.

A notary public CANNOT provide a signature guarantee.

Selling Recently Purchased Shares

If you sell shares recently purchased, we may delay sending you the proceeds until your check, draft or wire/electronic funds transfer has cleared, which may take seven business days.

Redemption Proceeds

Your redemption check will be sent within seven days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency.

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Selling Shares

To sell some or all of your shares

Through your investment representative

Contact your investment representative

By Mail

Send written instructions and endorsed share certificates (if you hold share certificates) to Investor Services. Corporate, partnership or trust accounts may need to send additional documents.

Specify the Fund, the account number and the dollar value or number of shares you wish to sell. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required.

A check will be mailed to the name(s) and address on the account, or otherwise according to your written instructions.

By Phone/Online
(800) 632-2301
franklintempleton.com

As long as your transaction is for $250,000 or less and you do not hold share certificates, you can sell your shares by phone or online. The amount may be higher for members of Franklin Templeton VIP Services®. Please see “Franklin Templeton VIP Services®” above for more information regarding eligibility.

A check will be mailed to the name(s) and address on the account, or a pre-authorized secondary address. Written instructions, with a signature guarantee, are required to send the check to another address or to make it payable to another person.

If you have changed your address within the last 15 days without a signature guarantee, requests to sell your shares and mail the check to the name(s) and address on the account must be in writing and we may require a signature guarantee. Requests to sell your shares and send the proceeds to a pre-authorized secondary address may be requested by phone or online.

By Electronic Funds Transfer (ACH)

You can call, write, or visit us online to have redemption proceeds sent to a bank account. See the policies at left for selling shares by mail, phone, or online.

Before requesting to have redemption proceeds sent to a bank account, please make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank’s name and a voided check or savings account deposit slip. All bank and Fund account owners must sign the request. If the bank and Fund accounts do not have at least one common owner, each individual must also have his or her signature notarized.

If the bank account was added or changed without a signature guarantee within the last 15 days, you may be required to provide written instructions signed by all Fund account owners, with a signature guarantee for each Fund account owner.

If we receive your request in proper form prior to 1 p.m. Pacific time, or the regularly scheduled close of the New York Stock Exchange, whichever is earlier, proceeds sent by ACH generally will be available within two to three business days.

By Exchange

Obtain a current prospectus for the fund you are considering. Prospectuses are available online at franklintempleton.com.

Call Shareholder Services at the number below or send signed written instructions. You also may place an exchange order online. See the policies at left for selling shares by mail, phone, or online.

If you hold share certificates, you will need to return them to the Fund before your exchange can be processed.

Franklin Templeton Investor Services

P.O. Box 997151

Sacramento, CA 95899-7151

Call toll-free: (800) 632-2301

or visit us online 24 hours a day,

7 days a week, at franklintempleton.com

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Exchanging Shares

Exchange Privilege

You or your financial intermediary may instruct the Fund to exchange shares of any class for shares of the same class of any other Franklin Templeton or Legg Mason fund, provided that the fund shares to be acquired in the exchange are available to new investors in such other fund and you are eligible to invest in such shares. In addition, you may exchange shares of the Fund for a different share class of the same Fund provided you meet the eligibility requirements of the share class into which you are exchanging. If the Franklin Templeton or Legg Mason fund into which you wish to exchange your shares does not offer the class of shares in which you are currently invested, you may exchange your shares into another share class according to the following table:

Exchange From Share Class	Exchange To Share Class (if exact share class is not offered)
Advisor Class	Class I, Class Z or Class A (without any sales charge)*
Class Z	Class I or Advisor Class
Class R6	Class IS, Advisor Class or Class Z
Class R	Class FI
Class A1	Class A

* If you exchange into Class A shares and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your Class A shares for Advisor Class shares if you are a current shareholder in Advisor Class or you otherwise qualify to buy the fund's Advisor Class shares.

In certain comprehensive fee or advisory programs that hold Class A and/or A1 shares, the investor may exchange to Advisor Class, Class I or Class Z shares at the discretion of the financial intermediary. You may exchange shares of the Fund for a class of shares of other funds sold by the Distributor on any day that both the Fund and the fund into which you are exchanging are open for business. Please contact your financial intermediary or the Fund about funds available for exchange.

Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee.

An exchange is really two transactions: a sale of one fund and the purchase of another. In general, the same policies that apply to purchases and sales also apply to exchanges, including minimum investment amounts (except exchanges of an entire account balance). Exchanges also generally have the same tax consequences as ordinary sales and purchases.

Exchange effects on sales charges. You can exchange shares between most Franklin Templeton or Legg Mason funds within the same class, generally without paying any additional sales charges. If you exchange shares from a money fund

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and those shares were not charged a sales charge previously, however, a sales charge may apply.

Any CDSC will continue to be calculated from the date of your initial investment and will not be charged at the time of the exchange. The purchase price for determining a CDSC on exchanged shares will be the price you paid for the original shares.

Exchange effects on Class C conversion feature. If you exchange your Class C shares for the same class of shares of another Franklin Templeton or Legg Mason fund, the time your shares are held in the initial Fund will count towards the 8-year period for automatic conversion to Class A shares.

Rejected exchanges. If the Fund rejects an exchange request involving the sale of Fund shares, the rejected exchange request will also mean rejection of the request to purchase shares of another fund with the proceeds of the sale. Of course, you may generally redeem shares of the Fund at any time.

Exchanges through financial intermediaries. If you are investing indirectly in the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment advisor, an administrator or trustee of an IRS-recognized tax-deferred savings plan such as a 401(k) retirement plan and a 529 college savings plan that maintains a master account (an Omnibus Account) with the Fund for trading on behalf of its customers, different exchange and/or transfer limit guidelines and restrictions may apply. The financial intermediary through whom you are investing may choose to adopt different trading restrictions designed to discourage short-term or excessive trading. Consult with your financial intermediary (or in the case of a 401(k) retirement plan, your plan sponsor) to determine what trading restrictions, including exchange/transfer limitations, may be applicable to you.

Fund exchange privilege changes/waiver. The Fund may terminate or modify (temporarily or permanently) this exchange privilege in the future. You will receive at least 60 days' notice of any material changes, unless otherwise provided by law.

Other funds' exchange privileges. If there is a conflict between the exchange privileges of two funds involved in an exchange transaction, the stricter policy will apply to the transaction. Other Franklin Templeton or Legg Mason funds may have different exchange restrictions. Check each fund's prospectus for details.

Exchange of shares into shares of the same Fund. The exchange of shares of one class into another class of the same Fund is not taxable for federal income tax purposes. However, shareholders should consult their tax advisors regarding the state and local tax consequences of a conversion or exchange of shares.

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Frequent Trading Policy

The Fund's board of trustees has adopted the following policies and procedures with respect to frequent trading in Fund shares (Frequent Trading Policy).

The Fund does not intend to accommodate short-term or frequent purchases and redemptions of Fund shares that may be detrimental to the Fund. For example, this type of trading activity could interfere with the efficient management of the Fund's portfolio or materially increase the Fund's transaction costs, administrative costs or taxes.

Through its transfer agent, the Fund performs ongoing monitoring of shareholder trading in shares of the Fund and other Franklin Templeton funds in order to try and identify shareholder trading patterns that suggest an ongoing short-term trading strategy. If shareholder trading patterns identified by the transfer agent through monitoring or from other information regarding the shareholder’s trading activity in non-Franklin Templeton funds leads the transfer agent to reasonably conclude that such trading may be detrimental to the Fund as described in this Frequent Trading Policy, the transfer agent, on behalf of the Fund, may temporarily or permanently bar future purchases into the Fund or, alternatively, may limit the amount, number or frequency of any future purchases and/or the method by which you may request future purchases and redemptions (including purchases and/or redemptions by an exchange or transfer between the Fund and any other mutual fund).

In considering an investor’s trading patterns, the Fund may consider, among other factors, the investor’s trading history both directly and, if known, through financial intermediaries, in the Fund, in other Franklin Templeton funds, in non-Franklin Templeton mutual funds, or in accounts under common control or ownership (see, for example, “Buying and Selling Shares - Investment by asset allocators and large shareholders” in the SAI). The transfer agent may also reject any purchase request, whether or not it represents part of any ongoing trading pattern, if the Fund's investment manager or transfer agent reasonably concludes that the amount of the requested transaction may disrupt or otherwise interfere with the efficient management of the Fund’s portfolio. In determining what actions should be taken, the Fund's transfer agent may consider a variety of factors, including the potential impact of such remedial actions on the Fund and its shareholders. If the Fund is a "fund of funds," the Fund's transfer agent may consider the impact of the trading activity and of any proposed remedial action on both the Fund and the affiliated underlying funds in which the Fund invests.

Frequent trading through financial intermediaries. You are an investor subject to this Frequent Trading Policy whether you are a direct shareholder of the Fund or you are investing indirectly in the Fund through a financial intermediary, such as a broker-dealer, bank, trust company, insurance company product such as an annuity contract, investment advisor, or an administrator or trustee of an IRS-

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recognized tax-deferred savings plan such as a 401(k) retirement plan and a 529 college savings plan.

Some financial intermediaries maintain master accounts with the Fund on behalf of their customers (“omnibus accounts”). The Fund has entered into “information sharing agreements” with these financial intermediaries, which permit the Fund to obtain, upon request, information about the trading activity of the intermediary’s customers that invest in the Fund. If the Fund’s transfer agent identifies omnibus account level trading patterns that have the potential to be detrimental to the Fund, the transfer agent may, in its sole discretion, request from the financial intermediary information concerning the trading activity of its customers. Based upon its review of the information, if the transfer agent determines that the trading activity of any customer may be detrimental to the Fund, it may, in its sole discretion, request the financial intermediary to restrict or limit further trading in the Fund by that customer. There can be no assurance that the transfer agent’s monitoring of omnibus account level trading patterns will enable it to identify all short-term trading by a financial intermediary’s customers.

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Account Policies

Calculating Share Price

Class A, A1 & C

When you buy shares, you pay the "offering price" for the shares. The "offering price" is determined by dividing the NAV per share by an amount equal to 1 minus the sales charge applicable to the purchase (expressed in decimals), calculated to two decimal places using standard rounding criteria. The number of Fund shares you will be issued will equal the amount invested divided by the applicable offering price for those shares, calculated to three decimal places using standard rounding criteria. For example, if the NAV per share is $10.25 and the applicable sales charge for the purchase is 5.50%, the offering price would be calculated as follows: 10.25 divided by 1.00 minus 0.055 [10.25/0.945] equals 10.846561, which, when rounded to two decimal points, equals 10.85. The offering price per share would be $10.85.

When you sell shares, you receive the NAV minus any applicable CDSC.

All Classes

The value of a mutual fund is determined by deducting the fund’s liabilities from the total assets of the portfolio. The NAV per share is determined by dividing the total net asset value of each fund’s share class by the applicable number of shares outstanding per share class.

The Fund calculates the NAV per share each business day as of 1 p.m. Pacific time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. The Fund does not calculate the NAV on days the NYSE is closed for trading, which include New Year’s Day, Martin Luther King Jr. Day, President’s Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. If the NYSE has a scheduled early close, the Fund’s share price would be determined as of the time of the close of the NYSE. If, due to weather or other special or unexpected circumstances, the NYSE has an unscheduled early close on a day that it has opened for business, the Fund reserves the right to consider that day as a regular business day and accept purchase and redemption orders and calculate its share price as of the normally scheduled close of regular trading on the NYSE. The Fund's NAV per share for each class is readily available online at www.franklintempleton.com/performance.

The Fund has an agreement with certain financial intermediaries that authorize them to accept orders or designate third parties to accept orders on behalf of the Fund. If you place your order through these financial intermediaries, the order will be considered received when they accept the order. Those orders will be priced at the next NAV calculated after acceptance of the order by the financial intermediary

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or its agent. If you place an order through an account at an intermediary, please consult with the intermediary to determine when your order will be executed, as some intermediaries may require that they receive orders prior to a specified cut-off time.

Requests to buy and sell shares are processed at the NAV next calculated after we or an approved financial intermediary receive your request in proper form.

When determining its NAV, the Fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. The Fund generally utilizes two independent pricing services to assist in determining a current market value for each security. If market quotations are readily available for portfolio securities listed on a securities exchange, the Fund values those securities at the last quoted sale price or the official closing price of the day, respectively, or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. The Fund values over-the-counter portfolio securities within the range of the most recent bid and ask prices. If portfolio securities trade both in the over-the-counter market and on a stock exchange, the Fund values them according to the broadest and most representative market. Prices received by the Fund for securities may be based on institutional “round lot” sizes, but the Fund may hold smaller, “odd lot” sizes. Odd lots may trade at lower prices than round lots.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before 1 p.m. Pacific time. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and 1 p.m. Pacific time that will not be reflected in the computation of the NAV. The Fund relies on third-party pricing vendors to provide evaluated prices that reflect current fair market value at 1 p.m. Pacific time.

Fair Valuation – Individual Securities

The Fund has procedures, approved by the board of trustees, to determine the fair value of individual securities and other assets for which market prices are not readily available (such as certain restricted or unlisted securities and private placements) or which may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities). Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. The board of trustees oversees the application of fair value pricing procedures.

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The application of fair value pricing procedures represents a good faith determination based upon specifically applied procedures. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were able to sell the security at approximately the time at which the Fund determines its NAV per share.

Security Valuation – Municipal Securities – Matrix Pricing (Fair Valuation)

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use valuation models or matrix pricing to determine current value. In general, they use information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date. Matrix pricing is considered a form of fair value pricing.

Accounts with Low Balances

If your account has been open for more than one year and its value falls below $500, we will mail you a notice asking you to bring the account back up to its applicable minimum investment amount. If you choose not to do so within 30 days, we will close your account and proceeds will be sent by Electronic Fund Transfer (ACH) to your bank information on file. If we do not have this information, proceeds will be mailed to the address of record. You will not be charged a CDSC if your account is closed for this reason. This policy does not apply to: (1) certain broker-controlled accounts established through the National Securities Clearing Corporation’s Networking system; (2) Class A or A1 accounts established pursuant to a conversion from Class C or C1, and any remaining Class C or C1 accounts involved in the conversion, with a low balance due to the conversion; (3) tax-deferred retirement plan accounts; (4) active automatic investment plan accounts; (5) accounts in an Advisory Fee Program; (6) accounts held through a 529 college savings program; (7) Coverdell Education Savings Plan accounts; and (8) accounts currently maintained via robo advice driven services where account investments and reallocations are done through an automated, algorithm-driven platform.

A financial intermediary may impose different minimum account balances on your account than those described above. The Fund is not responsible for any minimum account balances imposed by financial intermediaries or for notifying shareholders of any changes to them. See Appendix A for more information on certain intermediary-specific minimum account balances. Please consult with your financial intermediary if you have any questions regarding their policies.

Redemptions

Typically, the Fund uses cash and cash equivalents held in its portfolio or sells portfolio assets to meet all redemption needs. In unusual circumstances or under

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stressed market conditions, the Fund may use other methods to meet redemptions, such as the use of lines of credit or interfund lending in reliance on exemptive relief from the SEC. Also, see “Account Policies – Redemptions in Kind” for information regarding redemption requests that exceed $250,000 or 1% of the value of the Fund’s assets, whichever is less.

Redemptions in Kind

If your redemption requests during any 90-day period exceed $250,000 (or 1% of the value of the Fund’s net assets, if less), the Fund reserves the right to make payments in whole or in part in securities or other assets of the Fund. You should expect to incur transaction costs upon the disposition of the securities received in the distribution. In addition, you will bear the market risk of the securities you hold until the securities are sold.

Redemptions by Large Shareholders

At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs and/or increase in the Fund's expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.

Statements, Reports and Prospectuses

You will receive quarterly account statements that show all your account transactions during the quarter. You also will receive written notification after each transaction affecting your account (except for distributions and transactions made through automatic investment or withdrawal programs, which will be reported on your quarterly statement). Upon receipt, review all account statements and written notifications after each transaction affecting your account and notify us immediately if there is a discrepancy.

You also will receive, or receive notice of the availability of, the Fund's financial reports every six months. In addition, you will receive an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports (to the extent received by mail) and summary prospectus. This process, called "householding," will continue indefinitely unless you instruct us

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otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

You may elect to receive your statements, prospectuses and other documents through electronic delivery (please see "Investor Services - Telephone/Online Privileges").

Investment Representative Account Access

If there is a dealer or other investment representative of record on your account, he or she will be able to obtain your account information, conduct transactions for your account, and also will receive copies of all notifications and statements and other information about your account directly from the Fund.

Street or Nominee Accounts

You may transfer your shares from the street or nominee name account of one dealer to another, as long as both dealers have an agreement with Distributors. We will process the transfer after we receive authorization in proper form from your delivering securities dealer.

Joint Accounts

Unless you specify a different registration, shares issued to two or more owners are registered as "joint tenants with rights of survivorship" (shown as "Jt Ten" on your account statement). To make any ownership changes to jointly owned shares, or to sever a joint tenancy in jointly owned shares, all owners must agree in writing.

Joint Account Risk with Telephone/Online Privileges

You will automatically receive telephone/online privileges when you open your account. If your account has more than one registered owner, telephone/online privileges allow the Fund to accept online registration for online services (including electronic delivery of shareholder documents) and transaction instructions online or by telephone from only one registered owner. This means that any one registered owner on your account, acting alone and without the consent of any other registered owner, may give the Fund instructions by telephone, online or in writing (subject to any limitations in telephone or online privileges) to:

• Exchange shares from a jointly registered Fund account requiring all registered owner signatures into an identically registered money fund account that only requires one registered owner’s signature to redeem shares;

• Redeem Fund shares and direct the redemption proceeds to a pre-established bank account that may or may not be owned by you and, if owned by you jointly with someone else, only requires one person to withdraw funds by check or otherwise; and

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• Purchase Fund shares by debiting a pre-established bank account that may be owned by you.

If you do NOT want another registered owner on your account to be able to issue these kinds of instructions to the Fund without your consent, you must instruct the Fund to deny/terminate online privileges and the ability to issue such instructions by telephone so that these types of instructions will only be accepted in writing signed by all account owners. This decision will apply to any other fund into which you may exchange your jointly owned Fund shares. Any later decision to permit these types of instructions by telephone and/or online will need to be given to the Fund in a written instruction signed by all registered owners.

Additional Policies

Please note that the Fund maintains additional policies and reserves certain rights, including:

• The Fund may restrict, reject or cancel any purchase orders, including an exchange request.

• Typically, redemptions are processed by the next business day provided the redemption request is received in proper form and good order, but may take up to seven days to be processed if making immediate payment would adversely affect the Fund or there is another cause for delay (for example, if you sell shares recently purchased, proceeds may be delayed until your check, draft or wire/electronic funds transfer has cleared). In certain circumstances, however, the Fund may not have the ability to delay a redemption request or may not have the time to determine whether a particular redemption would have an adverse effect on the Fund before the redemption request is paid.

• The Fund may modify, suspend, or terminate telephone/online privileges at any time.

• The Fund may make material changes to or discontinue the exchange privilege on 60 days' notice or as otherwise provided by law.

• The Fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

• In unusual circumstances, we may temporarily suspend redemptions or postpone the payment of proceeds, as allowed by federal securities laws.

• For redemptions over a certain amount, the Fund may, but is not required to, pay redemption proceeds in securities or other assets rather than cash (also known as a redemption in-kind) if the investment manager determines it is in the best interest of the Fund, consistent with applicable law. The investment manager will, in its sole discretion, determine whether a redemption in-kind will be considered for a particular redemption request or type of redemption request. In certain circumstances, however, the investment manager may not

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have the ability to determine whether a particular redemption could be paid in-kind before the redemption request is paid. If a redemption request is redeemed in-kind, investors should expect to incur transaction costs upon the disposition of the securities received in the distribution.

• You may only buy shares of a fund (including the purchase side of an exchange) eligible for sale in your state or jurisdiction.

• To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the Fund promptly.

• For non-retirement accounts, if you are receiving a dividend, capital gains or a systematic withdrawal plan payment in cash, and at least three consecutive checks remain uncashed for at least six months, the Fund reserves the right to change your distribution option to reinvest future distributions or discontinue your systematic withdrawal plan.

Dealer Compensation

Class A, A1 & C

Qualifying dealers who sell Fund shares may receive sales commissions and other payments. These are paid by Distributors from sales charges received from purchasing or redeeming shareholders, from distribution and service (12b-1) fees from the Fund and from Distributors' other financial resources. Dealers may also receive shareholder servicing fees for servicing investors who indirectly hold Franklin Templeton fund shares through dealer-maintained brokerage accounts as more fully described under "Shareholder servicing and transfer agent" of the "Management and Other Services" section in the SAI. These fees are paid by the Fund's transfer agent from payments it receives under its agreement with the Fund.

No dealer commission will be paid on Class A NAV purchases by Employer Sponsored Retirement Plans.

If any dealer commissions are paid in connection with a purchase which is subsequently rejected or results in any trading restriction placed on the purchaser as a result of a determination by the Fund's investment manager or transfer agent that the purchase may be connected with trading activity that may be detrimental to the Fund as described in the Fund's "Frequent Trading Policy," the dealer shall, upon demand, refund such commissions to Distributors.

All Funds (Except Federal Intermediate-Term and Federal Limited-Term

	Class A	Class A1	Class C
Commission (%)	--	--	1.00[1]
Under $100,000	3.50	3.50	--
$100,000 but under $250,000	3.00	3.00	--

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$250,000 or more	Up to 1.00	Up to 1.00	--
12b-1 fee to dealer	0.25[2]	0.10[2]	0.65[3]

Federal Intermediate-Term Fund

	Class A	Class A1	Class C
Commission (%)	--	--	1.00[1]
Under $100,000	2.00	2.00	--
$100,000 but under $250,000	1.75	1.75	--
$250,000 or more	Up to 1.00	Up to 1.00	--
12b-1 fee to dealer	0.25[2]	0.10[2]	0.65[3]

Federal Limited-Term Fund

	Class A	Class A1
Commission (%)	--	--
Under $100,000	2.00	2.00
$100,000 but under $250,000	1.75	1.75
$250,000 or more	Up to 1.00	Up to 1.00
12b-1 fee to dealer	0.25[2]	0.15[2]

1. Commission includes advance of the first year's 0.15% 12b-1 service fee. Distributors may pay a prepaid commission.

2. For purchases at NAV where Distributors paid a prepaid commission, dealers may start to receive the 12b-1 fee in the 13th month after purchase. For purchases at NAV where Distributors did not pay a prepaid commission, dealers may start to receive the 12b-1 fee at the time of purchase.

3. Dealers may be eligible to receive up to 0.15% at the time of purchase and may be eligible to receive 0.65% starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset the commission and the prepaid service fee paid at the time of purchase. For purchases at NAV where Distributors did not pay a prepaid commission, dealers may start to receive the 12b-1 fee at the time of purchase. After approximately 8 years, Class C shares convert to Class A shares and dealers may then be eligible to receive the 12b-1 fee applicable to Class A.

Purchases of certain share classes through financial intermediaries (Class R6 and Advisor Class) There are no associated sales charges or Rule 12b-1 distribution and service fees for the purchase of Class R6 and Advisor Class shares. However, pursuant to SEC guidance, certain financial intermediaries acting as agents on behalf of their customers may directly impose on shareholders sales charges or transaction fees determined by the financial intermediary related to the purchase of these shares. These charges and fees are not disclosed in this prospectus. You should consult with your financial advisor or visit your financial intermediary’s website for more information.

The Fund’s service providers also may pay financial intermediaries for marketing support and other related services as disclosed below for Advisor Class shares, but

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not for Class R6 shares. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend one share class over another. There is some uncertainty concerning whether marketing support or other similar payments may be made or received in connection with Advisor Class shares where a financial intermediary has imposed its own sales charges or transaction fees. Based on future regulatory developments, such payments may be terminated.

Other financial intermediary compensation Except with respect to Class R6 shares, Distributors may make marketing support payments (a portion of which may be reimbursable under the terms of the Fund's Rule 12b-1 distribution plans) to certain dealers and other financial intermediaries, such as banks, insurance companies, or plan administrators, in connection with their efforts to educate financial advisors or provide other services which may facilitate, directly or indirectly, investment in Franklin Templeton mutual funds. In the case of any one intermediary, marketing support payments generally will not exceed 0.05% of the total assets of Franklin Templeton mutual funds attributable to that intermediary, on an annual basis. For an intermediary exceeding $50 billion in total assets of Franklin Templeton mutual funds, Distributors may agree to make annual marketing support payments up to a limit of 0.06% of such assets. In other limited circumstances, Distributors or an affiliate will have alternative arrangements with an intermediary that provide for payments in excess of the 0.05% limitation, which may include arrangements based on assets or sales of the funds, combined assets or sales of related funds, or other criteria. Marketing support payments made to organizations located outside the U.S., with respect to investments in the Fund by non-U.S. persons, also may exceed this limitation. Any assets held on behalf of Employer Sponsored Retirement Plans for which payment is made to a financial intermediary pursuant to the following paragraph will be excluded from the calculation of marketing support payments pursuant to this paragraph. You should contact your financial intermediary to determine the amount of any compensation it may receive from Distributors or its affiliates.

Except with respect to Class R6 shares, Distributors and/or its affiliates may also make payments (a portion of which may be reimbursable under the terms of the Fund’s Rule 12b-1 distribution plans) to certain financial intermediaries in connection with their activities that are intended to assist in the sale of shares of Franklin Templeton mutual funds, directly or indirectly, to certain Employer Sponsored Retirement Plans. In the case of any one financial intermediary, such payments will not exceed 0.10% of the total assets of Franklin Templeton mutual funds held, directly or indirectly, by such Employer Sponsored Retirement Plans, on an annual basis.

A number of factors will be considered in determining these payments, including the qualifying financial intermediary's sales, assets and redemption rates, the

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nature and quality of any servicing provided by the financial intermediary, and the quality of the financial intermediary's relationship with Distributors. Distributors will, on an annual basis, determine the advisability of continuing these payments. These payments may be in addition to any shareholder servicing fees paid by the Fund's transfer agent from payments it receives under its agreement with the Fund.

To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, Distributors may, in addition to marketing support payments, pay or allow other promotional incentives or payments to financial intermediaries, such as payments related to transaction support, various financial intermediary-sponsored events intended to educate financial advisers and their clients about the Franklin Templeton mutual funds, and data analytics and support.

Sales of Fund shares, as well as shares of other mutual funds in Franklin Templeton, is not considered a factor in the selection of financial intermediaries to execute the Fund’s portfolio transactions. Accordingly, the allocation of portfolio transactions for execution by financial intermediaries that sell Fund shares is not considered marketing support payments to such financial intermediaries.

You can find further details in the SAI about the payments made by Distributors and the services provided by your financial advisor. Your financial advisor may charge you additional fees or commissions other than those disclosed in this prospectus. You should ask your financial advisor for information about any payments it receives from Distributors and any services it provides, as well as about fees and/or commissions it charges.

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Questions

If you have any questions about the Fund or your account, you can write to us at P.O. Box 997151, Sacramento, CA 95899-7151. You also can call us at one of the following numbers. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

Department Name	Telephone Number

Shareholder Services	(800) 632-2301
Fund Information	(800) DIAL BEN
(800) 342-5236
Retirement Services	(800) 527-2020
Advisor Services	(800) 524-4040
Hearing Impaired Assistance	For hearing impaired assistance, please contact us via a Relay Service.
Automated Telephone System	(800) 632-2301 (800) 524-4040 (800) 527-2020

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For More Information

You can learn more about the Fund in the following documents:

Annual/Semiannual Report to Shareholders

Includes a discussion of recent market conditions and Fund strategies that significantly affected Fund performance during its last fiscal year, financial statements, detailed performance information, portfolio holdings and, in the annual report only, the independent registered public accounting firm’s report.

Statement of Additional Information (SAI)

Contains more information about the Fund, its investments and policies. It is incorporated by reference (is legally a part of this prospectus).

For a free copy of the current annual/semiannual report or the SAI, please contact your investment representative or call us at the number below. You also can view the current annual/semiannual report and the SAI online through franklintempleton.com.

Appendix A to the Prospectus -- Intermediary Sales Charge Discounts and Waivers
Contains more information about specific sales charge discounts and waivers available for shareholders who purchase Fund shares through a specific financial intermediary. Appendix A is a separate document and is incorporated herein by reference (is legally a part of this prospectus).

Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

	One Franklin Parkway San Mateo, CA 94403-1906 (800) DIAL BEN®/342-5236 franklintempleton.com	For hearing impaired assistance, please contact us via a Relay Service.
Investment Company Act file #811-04149 © 2022 Franklin Templeton. All rights reserved.

APPENDIX A
INTERMEDIARY SALES CHARGE DISCOUNTS AND WAIVERS

Specific intermediaries may have different policies and procedures than the Fund regarding the availability of front-end sales load (charge) waivers or CDSC waivers; exchanges or conversions between classes or exchanges between Funds; account investment minimums; and minimum account balances, all of which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive such waivers or discounts. Please see the section entitled "Fund Details – Your Account – Choosing a Share Class – Class A, & C" for more information on sales charges and waivers available for different classes.

The information in this Appendix is part of, and incorporated into, the Fund’s prospectus.

CLASS A AND CLASS C PURCHASES THROUGH AMERIPRISE FINANCIAL

Automatic exchange of Class C shares. Class C shares will automatically exchange to Class A shares in the month of the 10-year anniversary of the purchase date. Effective January 15, 2021, the anniversary year of the purchase date will change to 7-years.

Class A Shares Front-End Sales Charge Waivers Available at Ameriprise Financial:

The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:

Effective June 1, 2018, shareholders purchasing Fund shares through an Ameriprise Financial platform or account will be eligible for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI:

• Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

• Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available).

• Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available).

• Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).

• Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date (effective January 15, 2021, the anniversary year of the purchase date will change to 7-years). To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.

• Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.

• Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

• Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

BAIRD

Intermediary-Defined Sales Charge Waiver Policies

Effective June 15, 2020, shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.

Front-End Sales Charge Waivers on Investors A-shares Available at Baird

• Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing share of the same fund

• Share purchase by employees and registers representatives of Baird or its affiliate and their family members as designated by Baird

• Shares purchase from the proceeds of redemptions from another Franklin Templeton fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)

• A shareholder in the Funds Class C shares will have their share converted at net asset value to Class A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird

• Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs

CDSC Waivers on Class A and C shares Available at Baird

• Shares sold due to death or disability of the shareholder

• Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus

• Shares bought due to returns of excess contributions from an IRA Account

• Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 72 as described in the Fund’s prospectus

• Shares sold to pay Baird fees but only if the transaction is initiated by Baird

• Shares acquired through a right of reinstatement

Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulations

• Breakpoints as described in this prospectus

• Rights of accumulations which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Franklin Templeton assets held by accounts within the purchaser’s household at Baird. Eligible Franklin Templeton assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets

• Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of Franklin Templeton funds through Baird, over a 13-month period of time

D.A. DAVIDSON & CO.

Effective June 1, 2020, shareholders purchasing fund shares including existing fund shareholders through a D.A. Davidson &. Co. ("D.A. Davidson") platform or account, or through an introducing broker-dealer or independent registered investment advisor for which D.A. Davidson provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or SAI.

Front-End Sales Charge Waivers on Class A Shares available at D.A. Davidson

• Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.

• Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.

• Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).

• A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson’s policies and procedures.

CDSC Waivers on Classes A and C shares available at D.A. Davidson

• Death or disability of the shareholder.

• Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

• Return of excess contributions from an IRA Account.

• Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts as described in the fund’s prospectus beginning in the calendar year the shareholder turns age 72.

• Shares acquired through a right of reinstatement.

Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent

• Breakpoints as described in this prospectus.

• Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.

• Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Edward D. Jones & Co., L.P. ("EDWARD JONES")

Policies Regarding Transactions Through Edward Jones

Effective on or after January 1, 2021, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or statement of additional information ("SAI") or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of the Franklin Templeton and Legg Mason Funds (including holdings of 529 Plans where Franklin Templeton or Legg Mason serve as the primary distributor), or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

Breakpoints

• Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.

Rights of Accumulation (“ROA”)

• The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money markets funds and any assets held in group retirement plans) of the Franklin Templeton and Legg Mason Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.

• The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

• ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).

Letter of Intent (“LOI”)

• Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.

• If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Sales Charge Waivers

Sales charges are waived for the following shareholders and in the following situations:

• Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.

• Shares purchased in an Edward Jones fee-based program.

• Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.

• Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.

• Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.

• Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.

Contingent Deferred Sales Charge (“CDSC”) Waivers

If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:

• The death or disability of the shareholder

• Systematic withdrawals with up to 10% per year of the account value

• Return of excess contributions from an Individual Retirement Account (IRA)

• Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations

• Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones

• Shares exchanged in an Edward Jones fee-based program

• Shares acquired through NAV reinstatement

• Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.

***************************************************************************

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts

• Initial purchase minimum: $250

• Subsequent purchase minimum: none

Minimum Balances

• Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

• A fee-based account held on an Edward Jones platform

• A 529 account held on an Edward Jones platform

• An account with an active systematic investment plan or letter of intent (LOI)

Exchanging Share Classes

• At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a fund to Class A shares of the same fund.

JANNEY MONTGOMERY SCOTT LLC (“JANNEY”)

Effective May 1, 2020, if you purchase fund shares through a Janney Montgomery Scott LLC (“Janney”) brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge ("CDSC"), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.

Front-end sales charge* waivers on Class A shares available at Janney

• Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

• Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

• Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

• Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

• Shares acquired through a right of reinstatement.

• Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.

CDSC waivers on Class A and C shares available at Janney

• Shares sold upon the death or disability of the shareholder.

• Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.

• Shares purchased in connection with a return of excess contributions from an IRA account.

• Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching age 72 as described in the fund’s Prospectus.

• Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

• Shares acquired through a right of reinstatement.

• Shares exchanged into the same share class of a different fund.

Front-end sales charge* discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent

• Breakpoints as described in the fund’s Prospectus.

• Rights of accumulation (“ROA”),which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

• Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

*Also referred to as an “initial sales charge.”

CLASS A AND CLASS C PURCHASES THROUGH MERRILL LYNCH

Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

Shares purchased by a 529 Plan (does not include 529 Plan units or 529-

specific share classes or equivalents)
Shares purchased through a Merrill Lynch affiliated investment advisory program

Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
Shares of funds purchased through the Merrill Edge Self-Directed platform
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus

Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement

CDSC Waivers on A and C Shares available at Merrill Lynch
Death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus
Return of excess contributions from an IRA Account
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
Shares acquired through a right of reinstatement
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee-based accounts or platforms

Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
Breakpoints as described in this prospectus.

Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time

CLASS A PURCHASES THROUGH MORGAN STANLEY

Effective July 1, 2018 shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.

Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management

• Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

• Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

• Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

• Shares purchased through a Morgan Stanley self-directed brokerage account

• Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program

• Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

In addition, effective November 12, 2021 for the purpose of calculating rights of accumulation and letters of intent with respect to purchases made in a Morgan Stanley Wealth Management brokerage account, the following definition for “cumulative quantity discount eligible shares” applies. This definition may be more limited than the one contained in this Fund’s Prospectus or SAI. It is the shareholder’s responsibility to inform Morgan Stanley at the time of purchase of any relationship, holdings, or other facts qualifying the purchaser for a discount. Morgan Stanley can ask for documentation of such circumstance. Shareholders should contact Morgan Stanley if they have questions. Cumulative quantity discount eligible shares include:

• Any class of shares of any Franklin Templeton or Legg Mason fund that is registered in the U.S.; and

• Units of a Section 529 Plan where Franklin Templeton or Legg Mason is the program manager.

For purposes of this section, Franklin Templeton and Legg Mason funds also include Brandywine GLOBAL funds, ClearBridge Investments funds, Martin Currie funds, Western Asset funds and certain other funds managed by affiliated investment advisers. They do not include the funds in the Franklin Templeton Variable Insurance Products Trust, Legg Mason Partners Variable Equity Trust or Legg Mason Partners Variable Income Trust.

OPPENHEIMER & CO., INC.

Effective June 1, 2020, shareholders purchasing Fund shares through an Oppenheimer & Co. Inc. (“OPCO”) platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at OPCO

• Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

• Shares purchased by or through a 529 Plan

• Shares purchased through a OPCO affiliated investment advisory program

• Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

• Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement).

• A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO

• Employees and registered representatives of OPCO or its affiliates and their family members

• Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus

CDSC Waivers on A and C Shares available at OPCO

• Death or disability of the shareholder

• Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus

• Return of excess contributions from an IRA Account

• Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus

• Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO

• Shares acquired through a right of reinstatement

Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent

• Breakpoints as described in this prospectus.

• Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

PFS Investments Inc. (“PFSI”)

Policies Regarding Fund Purchases Through PFSI

Effective on or after May 8, 2021, the following information supersedes all prior information with respect to transactions and positions held in fund shares purchased through PFSI and held on the mutual fund platform of its affiliate, Primerica Shareholder Services (“PSS”). Clients of PFSI (also referred to as “shareholders”) purchasing fund shares on the PSS platform are eligible only for the following share classes, sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from share classes, discounts and waivers described elsewhere in this prospectus or the related statement of additional information ("SAI") or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform PFSI at the time of a purchase of all holdings of the Franklin Templeton and Legg Mason Funds on the PSS platform, or other facts qualifying the purchaser for discounts or waivers. PFSI may request reasonable documentation of such facts, and condition the granting of any discount or waiver on the timely receipt of such documents. Shareholders should contact PSS if they have questions regarding their eligibility for these discounts and waivers.

Share Classes

Shareholders purchasing Fund shares through PFSI are eligible only for the following share classes:

• Class A and Class A1 shares: in non-retirement accounts, individual retirement accounts (IRA), SEP IRAs, SIMPLE IRAs, Keogh Plans, and all other account types unless expressly provided for below.

• Class R shares: only in 401(k) plans covering a business owner with no employees, commonly referred to as a one-participant 401(k) plan or solo 401(k).

• Class C shares: only in accounts with existing Class C share holdings.

Breakpoints

• Breakpoint pricing at dollar thresholds as described in the prospectus of the fund you are purchasing.

Rights of Accumulation ("ROA")

• The applicable sales charge on a purchase of Class A or Class A1 shares is determined by taking into account all share classes (except any assets held in group retirement plans) of the Franklin Templeton and Legg Mason Funds held by the shareholder on the PSS Platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying PFSI of such assets at the time of calculation. No shares of the Franklin Templeton and Legg Mason Funds held by the shareholder away from the PSS platform, will be granted ROA with shares of any Franklin Templeton or Legg Mason Fund purchased on the PSS platform.

• Any SEP IRA plan or SIMPLE IRA plan on the PSS platform will be defaulted to plan-level grouping for purposes of ROA, which allows each participating employee ROA with all other eligible shares held in plan accounts on the PSS platform. At any time, a participating employee may elect to exercise a one-time option to change grouping for purposes of ROA to shareholder- level grouping, which allows the plan account of the electing employee ROA with her other eligible holdings on the PSS platform, but not with all other eligible participant holdings in the plan. Eligible shares held in plan accounts electing shareholder-level grouping will not be available for purposes of ROA to plan accounts electing plan-level grouping.

• ROA is determined by calculating the higher of cost minus redemptions or current market value (current shares x NAV).

Letter of Intent ("LOI")

• By executing a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period through PFSI, from the date PSS receives the LOI. The purchase price of the LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the dollar amount the shareholder intends to invest over a 13-month period to arrive at total investment for purposes of determining any breakpoint discount and the applicable front-end sales charge. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the projected total investment.

• Only holdings of Franklin Templeton and Legg Mason Funds on the PSS platform are eligible for inclusion in the LOI calculation and the shareholder must notify PFSI of all eligible assets at the time of calculation.

• Purchases made before the LOI is received by PSS are not adjusted under the LOI, and the LOI will not reduce any sales charge previously paid. Sales charges will be automatically adjusted if the total purchases required by the LOI are not met.

• If an employer maintaining a SEP IRA plan and/or SIMPLE IRA plan on the PSS platform has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Sales Charge Waivers

Sales charges are waived for the following shareholders and in the following situations:

• Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.

• Shares purchased with the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 90 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account. Shareholders of Franklin Templeton or Legg Mason Funds on the PSS platform will not be permitted to redeem shares from either of those fund families and reinvest the proceeds in the other fund family at NAV or net asset value.

• Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of PFSI. PFSI is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.

Exchanging between Franklin Templeton and Legg Mason Funds

• Clients of PFSI that purchase Franklin Templeton or Legg Mason Funds on the PSS platform will not be permitted to exchange from one of those fund families to the other at NAV or net asset value.

RAYMOND JAMES®

Intermediary-Defined Sales Charge Waiver Policies

The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares.

Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts.

Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (“Raymond James”)

Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.

Front-end sales load waivers on Class A shares available at Raymond James

• Shares purchased in an investment advisory program.

• Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.

• Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

• Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

• A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Classes A and C shares available at Raymond James

• Death or disability of the shareholder.

• Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

• Return of excess contributions from an IRA Account.

• Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.

• Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

• Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent

• Breakpoints as described in this prospectus.

• Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.

• Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Stifel, Nicolaus & Company, Incorporated ("Stifel")

Effective July 1, 2020, shareholders purchasing Fund shares through a Stifel platform or account or who own shares for which Stifel or an affiliate is the broker-dealer of record are eligible for the following front-end sales charge (load) waiver, in addition to those listed in the prospectus:

• Class C shares that have been held for more than seven (7) years will be converted to Class A shares of the same Fund pursuant to Stifel’s policies and procedures at net asset value (without a front-end sales charge).

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PROSPECTUS

FRANKLIN TAX-FREE TRUST
July 1, 2022, as amended December 21, 2022

	Class A	Class A1	Class C	Class R6	Advisor Class
Franklin Alabama Tax-Free Income Fund	FALQX	FRALX	FALEX	FALRX	FALZX
Franklin Georgia Tax-Free Income Fund	FGAQX	FTGAX	FGAIX	FGFQX	FGFZX
Franklin Louisiana Tax-Free Income Fund	FQLAX	FKLAX	FLAIX	FLAQX	FLTZX
Franklin Maryland Tax-Free Income Fund	FQMDX	FMDTX	FMDIX	FMDQX	FMDZX
Franklin Missouri Tax-Free Income Fund	FMQOX	FRMOX	FMOIX	FMOQX	FRMZX
Franklin North Carolina Tax-Free Income Fund	FQNCX	FXNCX	FNCIX	FNCQX	FNCZX
Franklin Virginia Tax-Free Income Fund	FVAQX	FRVAX	FVAIX	FRVRX	FRVZX

The U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TF2 P 12/22

Contents

Fund Summaries

Information about the Fund you should know before investing

Franklin Alabama Tax-Free Income Fund	3
Franklin Georgia Tax-Free Income Fund	12
Franklin Louisiana Tax-Free Income Fund	20
Franklin Maryland Tax-Free Income Fund	29
Franklin Missouri Tax-Free Income Fund	37
Franklin North Carolina Tax-Free Income Fund	46
Franklin Virginia Tax-Free Income Fund	55

Fund Details

More information on investment policies, practices and risks/financial highlights

Investment Goal	64
Principal Investment Policies and Practices	64
Principal Risks	66
Management	72
Distributions and Taxes	75
Financial Highlights	79

Your Account

Information about sales charges, qualified investors, account transactions and services

Choosing a Share Class	115
Buying Shares	128
Investor Services	131
Selling Shares	134
Exchanging Shares	136
Account Policies	140
Questions	150

For More Information

Where to learn more about the Fund

Back Cover

FRANKLIN ALABAMA TAX-FREE INCOME FUND
FUND SUMMARIES

Franklin Alabama Tax-Free Income Fund

Investment Goal

To provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital. The Fund also tries to provide a maximum level of income exempt from personal income taxes, if any, for resident shareholders of Alabama.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 115 in the Fund's Prospectus and under “Buying and Selling Shares” on page 52 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – "Intermediary Sales Charge Discounts and Waivers" to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class A1		Class C	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%		3.75%		None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	[1]	None	[1]	1.00%	None	None

[1]

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investment of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

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FRANKLIN ALABAMA TAX-FREE INCOME FUND
FUND SUMMARIES

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class A1	Class C	Class R6	Advisor Class
Management fees	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees	0.25%	0.10%	0.65%	None	None
Other expenses[1]	0.11%	0.11%	0.11%	0.10%	0.11%
Total annual Fund operating expenses	0.91%	0.76%	1.31%	0.65%	0.66%
Fee waiver and/or expense reimbursement[1,2]	-0.01%	-0.01%	-0.01%	-0.03%	-0.01%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[1,2]	0.90%	0.75%	1.30%	0.62%	0.65%

2. The investment manager has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (excluding Rule 12b-1 fees; acquired fund fees and expenses and certain nonroutine expenses) for each class of the Fund do not exceed 0.65% until June 30, 2023. During the term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the cap on the Fund’s fees and expenses (which would result in lower fees for shareholders).

1. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.03% until June 30, 2023. During the term, this fee waiver and expense reimbursement agreement may not be terminated or amended without the approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the cap on the Fund’s fees and expenses (which would result in lower fees for shareholders).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$463	$653	$859	$1,451
Class A1	$449	$608	$781	$1,282
Class C	$232	$413	$716	$1,467
Class R6	$63	$204	$358	$806
Advisor Class	$66	$209	$366	$821
If you do not sell your shares:
Class C	$132	$413	$716	$1,467

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FRANKLIN ALABAMA TAX-FREE INCOME FUND
FUND SUMMARIES

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20.50% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, under normal market conditions, the Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of Alabama. Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's total assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay interest subject to other federal or state income taxes.

The Fund only buys municipal securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or unrated or short-term rated securities of comparable credit quality).

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

Although the investment manager will search for investments across a large number of municipal securities that finance different types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically invests with a long-term time horizon. This means it generally holds securities in the Fund’s portfolio for income purposes, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal. With a focus on income, individual securities are considered for purchase or sale based on various factors and considerations, including credit profile, risk, structure, pricing, portfolio impact, duration management, restructuring, opportunistic trading and tax loss harvesting opportunities.

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FRANKLIN ALABAMA TAX-FREE INCOME FUND
FUND SUMMARIES

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Credit An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value. A change in the credit rating of a municipal bond insurer that insures securities in the Fund’s portfolio may affect the value of the securities it insures, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Alabama The Fund invests predominantly in Alabama municipal securities. Therefore, events in Alabama are likely to affect the Fund’s investment and its performance. These events may include economic or political policy changes, tax base erosion, unfunded pension and healthcare liabilities, constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of Alabama. The same is true of events

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FRANKLIN ALABAMA TAX-FREE INCOME FUND
FUND SUMMARIES

in other states or U.S. territories, to the extent that the Fund has exposure to any other state or territory at any given time.

Focus The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Tax-Exempt Securities Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Income The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security.

Prepayment Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

Liquidity From time to time, the trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

Management The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Cybersecurity Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data

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FRANKLIN ALABAMA TAX-FREE INCOME FUND
FUND SUMMARIES

(including private shareholder information), or proprietary information, cause the Fund, the investment manager and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the fund, the investment manager and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

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FRANKLIN ALABAMA TAX-FREE INCOME FUND
FUND SUMMARIES

Class A Annual Total Returns

Best Quarter:	2014, Q1	4.07%
Worst Quarter:	2013, Q2	-2.71%

As of March 31, 2022, the Fund’s year-to-date return was -6.32%.

Average Annual Total Returns

(figures reflect sales charges)

For periods ended December 31, 2021

	1 Year	5 Years	10 Years	Since Inception
Franklin Alabama Tax-Free Income Fund - Class A
Return before taxes	-1.77%	2.49%	2.80%	—
Return after taxes on distributions	-1.77%	2.49%	2.80%	—
Return after taxes on distributions and sale of Fund shares	-0.27%	2.54%	2.88%	—
Franklin Alabama Tax-Free Income Fund - Class A1	-1.68%	2.56%	2.83%	—
Franklin Alabama Tax-Free Income Fund - Class C	0.62%	2.77%	2.66%	—
Franklin Alabama Tax-Free Income Fund - Class R6	2.35%	—	—	3.44%	[1]
Franklin Alabama Tax-Free Income Fund - Advisor Class	2.32%	3.48%	3.29%	—
Bloomberg Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	1.52%	4.17%	3.72%	—

[1] Since inception August 1, 2017.

The figures in the average annual total returns table above reflect the Class A and Class A1 shares maximum front-end sales charge of 3.75%. Prior to March 1, 2019, Class A and Class A1 shares were subject to a maximum front-end sales

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FRANKLIN ALABAMA TAX-FREE INCOME FUND
FUND SUMMARIES

charge of 4.25%. If the prior maximum front-end sales charge of 4.25% was reflected, performance for Class A and Class A1 shares in the average annual total returns table would be lower.

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has been adjusted to reflect differences in Rule 12b-1 fees between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

John Wiley

Senior Vice President of Advisers and portfolio manager of the Fund since 2020.

Christopher Sperry, CFA

Vice President of Advisers and portfolio manager of the Fund since 2020.

John Bonelli

Vice President of Advisers and portfolio manager of the Fund since 2013.

Michael Conn

Vice President of Advisers and portfolio manager of the Fund since 2020.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A, A1 and C, the minimum initial purchase for most accounts is $1,000 (or $25 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

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FRANKLIN ALABAMA TAX-FREE INCOME FUND
FUND SUMMARIES

Taxes

The Fund’s distributions are primarily exempt from regular federal and state income tax for individual residents of Alabama. A portion of these distributions, however, may be subject to federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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FRANKLIN GEORGIA TAX-FREE INCOME FUND
FUND SUMMARIES

Franklin Georgia Tax-Free Income Fund

Investment Goal

To provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital. The Fund also tries to provide a maximum level of income exempt from personal income taxes, if any, for resident shareholders of Georgia.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 115 in the Fund's Prospectus and under “Buying and Selling Shares” on page 52 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – "Intermediary Sales Charge Discounts and Waivers" to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class A1		Class C	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%		3.75%		None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	[1]	None	[1]	1.00%	None	None

[1]

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investment of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

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FRANKLIN GEORGIA TAX-FREE INCOME FUND
FUND SUMMARIES

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class A1	Class C	Class R6	Advisor Class
Management fees	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and service (12b-1) fees	0.25%	0.10%	0.65%	None	None
Other expenses	0.11%	0.11%	0.11%	0.07%	0.11%
Total annual Fund operating expenses	0.86%	0.71%	1.26%	0.57%	0.61%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$459	$639	$833	$1,395
Class A1	$445	$594	$756	$1,226
Class C	$228	$399	$691	$1,412
Class R6	$58	$183	$318	$713
Advisor Class	$62	$195	$340	$762
If you do not sell your shares:
Class C	$128	$399	$691	$1,412

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22.60% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, under normal market conditions, the Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of Georgia. Although the Fund tries to invest all of its

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FRANKLIN GEORGIA TAX-FREE INCOME FUND
FUND SUMMARIES

assets in tax-free securities, it is possible that up to 20% of the Fund's total assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay interest subject to other federal or state income taxes.

The Fund only buys municipal securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or unrated or short-term rated securities of comparable credit quality).

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

Although the investment manager will search for investments across a large number of municipal securities that finance different types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically invests with a long-term time horizon. This means it generally holds securities in the Fund’s portfolio for income purposes, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal. With a focus on income, individual securities are considered for purchase or sale based on various factors and considerations, including credit profile, risk, structure, pricing, portfolio impact, duration management, restructuring, opportunistic trading and tax loss harvesting opportunities.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

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FRANKLIN GEORGIA TAX-FREE INCOME FUND
FUND SUMMARIES

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Credit An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value. A change in the credit rating of a municipal bond insurer that insures securities in the Fund’s portfolio may affect the value of the securities it insures, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Georgia The Fund invests predominantly in Georgia municipal securities. Therefore, events in Georgia are likely to affect the Fund’s investment and its performance. These events may include economic or political policy changes, tax base erosion, unfunded pension and healthcare liabilities, constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of Georgia. The same is true of events in other states or U.S. territories, to the extent that the Fund has exposure to any other state or territory at any given time.

Focus The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Tax-Exempt Securities Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Income The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security.

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FRANKLIN GEORGIA TAX-FREE INCOME FUND
FUND SUMMARIES

Prepayment Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

Liquidity From time to time, the trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

Management The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Cybersecurity Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the fund's ability to plan for or respond to a cyber attack. Like other

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FRANKLIN GEORGIA TAX-FREE INCOME FUND
FUND SUMMARIES

funds and business enterprises, the fund, the investment manager and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	2014, Q1	3.92%
Worst Quarter:	2013, Q2	-3.50%

As of March 31, 2022, the Fund’s year-to-date return was -6.42%.

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FRANKLIN GEORGIA TAX-FREE INCOME FUND
FUND SUMMARIES

Average Annual Total Returns

(figures reflect sales charges)

For periods ended December 31, 2021

	1 Year	5 Years	10 Years	Since Inception
Franklin Georgia Tax-Free Income Fund - Class A
Return before taxes	-2.33%	2.16%	2.69%	—
Return after taxes on distributions	-2.34%	2.17%	2.69%	—
Return after taxes on distributions and sale of Fund shares	-0.51%	2.31%	2.81%	—
Franklin Georgia Tax-Free Income Fund - Class A1	-2.18%	2.26%	2.74%	—
Franklin Georgia Tax-Free Income Fund - Class C	0.05%	2.48%	2.57%	—
Franklin Georgia Tax-Free Income Fund - Class R6	1.76%	—	—	3.21%	[1]
Franklin Georgia Tax-Free Income Fund - Advisor Class	1.81%	3.17%	3.20%	—
Bloomberg Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	1.52%	4.17%	3.72%	—

[1] Since inception August 1, 2017.

The figures in the average annual total returns table above reflect the Class A and Class A1 shares maximum front-end sales charge of 3.75%. Prior to March 1, 2019, Class A and Class A1 shares were subject to a maximum front-end sales charge of 4.25%. If the prior maximum front-end sales charge of 4.25% was reflected, performance for Class A and Class A1 shares in the average annual total returns table would be lower.

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has been adjusted to reflect differences in Rule 12b-1 fees between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Investment Manager

Franklin Advisers, Inc. (Advisers)

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FRANKLIN GEORGIA TAX-FREE INCOME FUND
FUND SUMMARIES

Portfolio Managers

John Wiley

Senior Vice President of Advisers and portfolio manager of the Fund since 2020.

Christopher Sperry, CFA

Vice President of Advisers and portfolio manager of the Fund since 2020.

John Bonelli

Vice President of Advisers and portfolio manager of the Fund since 2020.

Michael Conn

Vice President of Advisers and portfolio manager of the Fund since 2020.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A, A1 and C, the minimum initial purchase for most accounts is $1,000 (or $25 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

Taxes

The Fund’s distributions are primarily exempt from regular federal and state income tax for individual residents of Georgia. A portion of these distributions, however, may be subject to federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

franklintempleton.com	Prospectus	19

FRANKLIN LOUISIANA TAX-FREE INCOME FUND
FUND SUMMARIES

Franklin Louisiana Tax-Free Income Fund

Investment Goal

To provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital. The Fund also tries to provide a maximum level of income exempt from personal income taxes, if any, for resident shareholders of Louisiana.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 115 in the Fund's Prospectus and under “Buying and Selling Shares” on page 52 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – "Intermediary Sales Charge Discounts and Waivers" to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class A1		Class C	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%		3.75%		None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	[1]	None	[1]	1.00%	None	None

[1]

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investment of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

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FRANKLIN LOUISIANA TAX-FREE INCOME FUND
FUND SUMMARIES

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class A1	Class C	Class R6	Advisor Class
Management fees	0.51%	0.51%	0.51%	0.51%	0.51%
Distribution and service (12b-1) fees	0.25%	0.10%	0.65%	None	None
Other expenses	0.11%	0.11%	0.11%	0.08%	0.11%
Total annual Fund operating expenses	0.87%	0.72%	1.27%	0.59%	0.62%
Fee waiver and/or expense reimbursement[1]	None	None	None	-0.01%	None
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[1]	0.87%	0.72%	1.27%	0.58%	0.62%

1.  The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.03% until June 30, 2023. During the term, this fee waiver and expense reimbursement agreement may not be terminated or amended without the approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the cap on the Fund’s fees and expenses (which would result in lower fees for shareholders).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$460	$642	$838	$1,406
Class A1	$446	$597	$761	$1,236
Class C	$229	$402	$696	$1,422
Class R6	$59	$188	$329	$738
Advisor Class	$63	$198	$345	$774
If you do not sell your shares:
Class C	$129	$402	$696	$1,422

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent

franklintempleton.com	Prospectus	21

FRANKLIN LOUISIANA TAX-FREE INCOME FUND
FUND SUMMARIES

fiscal year, the Fund's portfolio turnover rate was 16.61% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, under normal market conditions, the Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of Louisiana. Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's total assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay interest subject to other federal or state income taxes.

The Fund only buys municipal securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or unrated or short-term rated securities of comparable credit quality).

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

Although the investment manager will search for investments across a large number of municipal securities that finance different types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically invests with a long-term time horizon. This means it generally holds securities in the Fund’s portfolio for income purposes, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal. With a focus on income, individual securities are considered for purchase or sale based on various factors and considerations, including credit profile, risk, structure, pricing, portfolio impact, duration management, restructuring, opportunistic trading and tax loss harvesting opportunities.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government

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FRANKLIN LOUISIANA TAX-FREE INCOME FUND
FUND SUMMARIES

policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Credit An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value. A change in the credit rating of a municipal bond insurer that insures securities in the Fund’s portfolio may affect the value of the securities it insures, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Louisiana The Fund invests predominantly in Louisiana municipal securities. Therefore, events in Louisiana are likely to affect the Fund’s investment and its performance. These events may include economic or political policy changes, tax base erosion, unfunded pension and healthcare liabilities, constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of Louisiana. The same is true of events in other states or U.S. territories, to the extent that the Fund has exposure to any other state or territory at any given time.

Focus The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

franklintempleton.com	Prospectus	23

FRANKLIN LOUISIANA TAX-FREE INCOME FUND
FUND SUMMARIES

Tax-Exempt Securities Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Income The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security.

Prepayment Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

Liquidity From time to time, the trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

Management The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Cybersecurity Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or investment manager. Cybersecurity incidents may result

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FRANKLIN LOUISIANA TAX-FREE INCOME FUND
FUND SUMMARIES

in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the fund, the investment manager and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

franklintempleton.com	Prospectus	25

FRANKLIN LOUISIANA TAX-FREE INCOME FUND
FUND SUMMARIES

Class A Annual Total Returns

Best Quarter:	2014, Q1	3.69%
Worst Quarter:	2013, Q2	-3.29%

As of March 31, 2022, the Fund’s year-to-date return was -6.62%.

Average Annual Total Returns

(figures reflect sales charges)

For periods ended December 31, 2021

	1 Year	5 Years	10 Years	Since Inception
Franklin Louisiana Tax-Free Income Fund - Class A
Return before taxes	-1.78%	2.64%	2.72%	—
Return after taxes on distributions	-1.78%	2.64%	2.72%	—
Return after taxes on distributions and sale of Fund shares	-0.22%	2.67%	2.82%	—
Franklin Louisiana Tax-Free Income Fund - Class A1	-1.50%	2.75%	2.77%	—
Franklin Louisiana Tax-Free Income Fund - Class C	0.69%	2.95%	2.59%	—
Franklin Louisiana Tax-Free Income Fund - Class R6	2.43%	—	—	3.51%	[1]
Franklin Louisiana Tax-Free Income Fund - Advisor Class	2.30%	3.63%	3.22%	—
Bloomberg Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	1.52%	4.17%	3.72%	—

[1] Since inception August 1, 2017.

The figures in the average annual total returns table above reflect the Class A and Class A1 shares maximum front-end sales charge of 3.75%. Prior to March 1, 2019, Class A and Class A1 shares were subject to a maximum front-end sales

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FRANKLIN LOUISIANA TAX-FREE INCOME FUND
FUND SUMMARIES

charge of 4.25%. If the prior maximum front-end sales charge of 4.25% was reflected, performance for Class A and Class A1 shares in the average annual total returns table would be lower.

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has been adjusted to reflect differences in Rule 12b-1 fees between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

John Wiley

Senior Vice President of Advisers and portfolio manager of the Fund since 2020.

Christopher Sperry, CFA

Vice President of Advisers and portfolio manager of the Fund since 2020.

John Bonelli

Vice President of Advisers and portfolio manager of the Fund since 2020.

Michael Conn

Vice President of Advisers and portfolio manager of the Fund since 2010.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A, A1 and C, the minimum initial purchase for most accounts is $1,000 (or $25 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

franklintempleton.com	Prospectus	27

FRANKLIN LOUISIANA TAX-FREE INCOME FUND
FUND SUMMARIES

Taxes

The Fund’s distributions are primarily exempt from regular federal and state income tax for individual residents of Louisiana. A portion of these distributions, however, may be subject to federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

28	Prospectus	franklintempleton.com

FRANKLIN MARYLAND TAX-FREE INCOME FUND
FUND SUMMARIES

Franklin Maryland Tax-Free Income Fund

Investment Goal

To provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital. The Fund also tries to provide a maximum level of income exempt from personal income taxes, if any, for resident shareholders of Maryland.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 115 in the Fund's Prospectus and under “Buying and Selling Shares” on page 52 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – "Intermediary Sales Charge Discounts and Waivers" to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class A1		Class C	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%		3.75%		None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	[1]	None	[1]	1.00%	None	None

[1]

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investment of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

franklintempleton.com	Prospectus	29

FRANKLIN MARYLAND TAX-FREE INCOME FUND
FUND SUMMARIES

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class A1	Class C	Class R6	Advisor Class
Management fees	0.51%	0.51%	0.51%	0.51%	0.51%
Distribution and service (12b-1) fees	0.25%	0.10%	0.65%	None	None
Other expenses	0.11%	0.11%	0.11%	0.06%	0.11%
Total annual Fund operating expenses	0.87%	0.72%	1.27%	0.57%	0.62%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$460	$642	$838	$1,406
Class A1	$446	$597	$761	$1,236
Class C	$229	$402	$696	$1,422
Class R6	$58	$183	$318	$713
Advisor Class	$63	$198	$345	$774
If you do not sell your shares:
Class C	$129	$402	$696	$1,422

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15.00% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, under normal market conditions, the Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of Maryland. Although the Fund tries to invest all of

30	Prospectus	franklintempleton.com

FRANKLIN MARYLAND TAX-FREE INCOME FUND
FUND SUMMARIES

its assets in tax-free securities, it is possible that up to 20% of the Fund's total assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay interest subject to other federal or state income taxes.

The Fund only buys municipal securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or unrated or short-term rated securities of comparable credit quality).

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

Although the investment manager will search for investments across a large number of municipal securities that finance different types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically invests with a long-term time horizon. This means it generally holds securities in the Fund’s portfolio for income purposes, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal. With a focus on income, individual securities are considered for purchase or sale based on various factors and considerations, including credit profile, risk, structure, pricing, portfolio impact, duration management, restructuring, opportunistic trading and tax loss harvesting opportunities.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

franklintempleton.com	Prospectus	31

FRANKLIN MARYLAND TAX-FREE INCOME FUND
FUND SUMMARIES

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Credit An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value. A change in the credit rating of a municipal bond insurer that insures securities in the Fund’s portfolio may affect the value of the securities it insures, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Maryland The Fund invests predominantly in Maryland municipal securities. Therefore, events in Maryland are likely to affect the Fund’s investment and its performance. These events may include economic or political policy changes, tax base erosion, unfunded pension and healthcare liabilities, constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of Maryland. The same is true of events in other states or U.S. territories, to the extent that the Fund has exposure to any other state or territory at any given time.

Focus The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Tax-Exempt Securities Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Income The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security.

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FRANKLIN MARYLAND TAX-FREE INCOME FUND
FUND SUMMARIES

Prepayment Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

Liquidity From time to time, the trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

Management The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Cybersecurity Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the fund's ability to plan for or respond to a cyber attack. Like other

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FRANKLIN MARYLAND TAX-FREE INCOME FUND
FUND SUMMARIES

funds and business enterprises, the fund, the investment manager and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	2014, Q1	3.92%
Worst Quarter:	2013, Q2	-3.60%

As of March 31, 2022, the Fund’s year-to-date return was -6.25%.

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FRANKLIN MARYLAND TAX-FREE INCOME FUND
FUND SUMMARIES

Average Annual Total Returns

(figures reflect sales charges)

For periods ended December 31, 2021

	1 Year	5 Years	10 Years	Since Inception
Franklin Maryland Tax-Free Income Fund - Class A
Return before taxes	-2.30%	2.23%	2.33%	—
Return after taxes on distributions	-2.31%	2.23%	2.33%	—
Return after taxes on distributions and sale of Fund shares	-0.53%	2.35%	2.51%	—
Franklin Maryland Tax-Free Income Fund - Class A1	-2.20%	2.33%	2.38%	—
Franklin Maryland Tax-Free Income Fund - Class C	0.06%	2.53%	2.21%	—
Franklin Maryland Tax-Free Income Fund - Class R6	1.80%	—	—	3.17%	[1]
Franklin Maryland Tax-Free Income Fund - Advisor Class	1.75%	3.21%	2.89%	—
Bloomberg Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	1.52%	4.17%	3.72%	—

[1] Since inception August 1, 2017.

The figures in the average annual total returns table above reflect the Class A and Class A1 shares maximum front-end sales charge of 3.75%. Prior to March 1, 2019, Class A and Class A1 shares were subject to a maximum front-end sales charge of 4.25%. If the prior maximum front-end sales charge of 4.25% was reflected, performance for Class A and Class A1 shares in the average annual total returns table would be lower.

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has been adjusted to reflect differences in Rule 12b-1 fees between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Investment Manager

Franklin Advisers, Inc. (Advisers)

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FRANKLIN MARYLAND TAX-FREE INCOME FUND
FUND SUMMARIES

Portfolio Managers

John Wiley

Senior Vice President of Advisers and portfolio manager of the Fund since 2020.

Christopher Sperry, CFA

Vice President of Advisers and portfolio manager of the Fund since 2020.

John Bonelli

Vice President of Advisers and portfolio manager of the Fund since 2020.

Michael Conn

Vice President of Advisers and portfolio manager of the Fund since 2010.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A, A1 and C, the minimum initial purchase for most accounts is $1,000 (or $25 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

Taxes

The Fund’s distributions are primarily exempt from regular federal and state income tax for individual residents of Maryland. A portion of these distributions, however, may be subject to federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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MISSOURI TAX-FREE INCOME FUND
FUND SUMMARIES

Franklin Missouri Tax-Free Income Fund

Investment Goal

To provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital. The Fund also tries to provide a maximum level of income exempt from personal income taxes, if any, for resident shareholders of Missouri.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 115 in the Fund's Prospectus and under “Buying and Selling Shares” on page 52 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – "Intermediary Sales Charge Discounts and Waivers" to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class A1		Class C	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%		3.75%		None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	[1]	None	[1]	1.00%	None	None

[1]

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investment of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

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MISSOURI TAX-FREE INCOME FUND
FUND SUMMARIES

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class A1	Class C	Class R6	Advisor Class
Management fees	0.47%	0.47%	0.47%	0.47%	0.47%
Distribution and service (12b-1) fees	0.25%	0.10%	0.65%	None	None
Other expenses	0.09%	0.09%	0.09%	0.06%	0.09%
Total annual Fund operating expenses	0.81%	0.66%	1.21%	0.53%	0.56%
Fee waiver and/or expense reimbursement[1]	None	None	None	-0.01%	None
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[1]	0.81%	0.66%	1.21%	0.52%	0.56%

1.  The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.03% until June 30, 2023. During the term, this fee waiver and expense reimbursement agreement may not be terminated or amended without the approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the cap on the Fund’s fees and expenses (which would result in lower fees for shareholders).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$455	$624	$808	$1,340
Class A1	$440	$579	$730	$1,167
Class C	$223	$384	$665	$1,354
Class R6	$53	$169	$296	$664
Advisor Class	$57	$179	$312	$701
If you do not sell your shares:
Class C	$123	$384	$665	$1,354

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent

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FUND SUMMARIES

fiscal year, the Fund's portfolio turnover rate was 21.64% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, under normal market conditions, the Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of Missouri. Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's total assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay interest subject to other federal or state income taxes.

The Fund only buys municipal securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or unrated or short-term rated securities of comparable credit quality).

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

Although the investment manager will search for investments across a large number of municipal securities that finance different types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically invests with a long-term time horizon. This means it generally holds securities in the Fund’s portfolio for income purposes, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal. With a focus on income, individual securities are considered for purchase or sale based on various factors and considerations, including credit profile, risk, structure, pricing, portfolio impact, duration management, restructuring, opportunistic trading and tax loss harvesting opportunities.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government

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FUND SUMMARIES

policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Credit An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value. A change in the credit rating of a municipal bond insurer that insures securities in the Fund’s portfolio may affect the value of the securities it insures, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Missouri The Fund invests predominantly in Missouri municipal securities. Therefore, events in Missouri are likely to affect the Fund’s investment and its performance. These events may include economic or political policy changes, tax base erosion, unfunded pension and healthcare liabilities, constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of Missouri. The same is true of events in other states or U.S. territories, to the extent that the Fund has exposure to any other state or territory at any given time.

Focus The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

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MISSOURI TAX-FREE INCOME FUND
FUND SUMMARIES

Tax-Exempt Securities Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Income The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security.

Prepayment Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

Liquidity From time to time, the trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

Management The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Cybersecurity Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or investment manager. Cybersecurity incidents may result

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MISSOURI TAX-FREE INCOME FUND
FUND SUMMARIES

in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the fund, the investment manager and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

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MISSOURI TAX-FREE INCOME FUND
FUND SUMMARIES

Class A Annual Total Returns

Best Quarter:	2014, Q1	3.44%
Worst Quarter:	2013, Q2	-2.97%

As of March 31, 2022, the Fund’s year-to-date return was -6.32%.

Average Annual Total Returns

(figures reflect sales charges)

For periods ended December 31, 2021

	1 Year	5 Years	10 Years	Since Inception
Franklin Missouri Tax-Free Income Fund - Class A
Return before taxes	-2.23%	2.42%	2.52%	—
Return after taxes on distributions	-2.22%	2.42%	2.52%	—
Return after taxes on distributions and sale of Fund shares	-0.40%	2.49%	2.66%	—
Franklin Missouri Tax-Free Income Fund - Class A1	-2.09%	2.49%	2.57%	—
Franklin Missouri Tax-Free Income Fund - Class C	0.17%	2.72%	2.40%	—
Franklin Missouri Tax-Free Income Fund - Class R6	1.96%	—	—	3.42%	[1]
Franklin Missouri Tax-Free Income Fund - Advisor Class	1.84%	3.40%	3.07%	—
Bloomberg Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	1.52%	4.17%	3.72%	—

[1] Since inception August 1, 2017.

The figures in the average annual total returns table above reflect the Class A and Class A1 shares maximum front-end sales charge of 3.75%. Prior to March 1, 2019, Class A and Class A1 shares were subject to a maximum front-end sales

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MISSOURI TAX-FREE INCOME FUND
FUND SUMMARIES

charge of 4.25%. If the prior maximum front-end sales charge of 4.25% was reflected, performance for Class A and Class A1 shares in the average annual total returns table would be lower.

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has been adjusted to reflect differences in Rule 12b-1 fees between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

John Wiley

Senior Vice President of Advisers and portfolio manager of the Fund since 2020.

Christopher Sperry, CFA

Vice President of Advisers and portfolio manager of the Fund since 2020.

John Bonelli

Vice President of Advisers and portfolio manager of the Fund since 2020.

Michael Conn

Vice President of Advisers and portfolio manager of the Fund since 2020.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A, A1 and C, the minimum initial purchase for most accounts is $1,000 (or $25 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

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MISSOURI TAX-FREE INCOME FUND
FUND SUMMARIES

Taxes

The Fund’s distributions are primarily exempt from regular federal and state income tax for individual residents of Missouri. A portion of these distributions, however, may be subject to federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

franklintempleton.com	Prospectus	45

FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND
FUND SUMMARIES

Franklin North Carolina Tax-Free Income Fund

Investment Goal

To provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital. The Fund also tries to provide a maximum level of income exempt from personal income taxes, if any, for resident shareholders of North Carolina.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 115 in the Fund's Prospectus and under “Buying and Selling Shares” on page 52 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – "Intermediary Sales Charge Discounts and Waivers" to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class A1		Class C	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%		3.75%		None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	[1]	None	[1]	1.00%	None	None

[1]

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investment of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

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FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND
FUND SUMMARIES

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class A1	Class C	Class R6	Advisor Class
Management fees	0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and service (12b-1) fees	0.25%	0.10%	0.65%	None	None
Other expenses	0.09%	0.09%	0.09%	0.06%	0.09%
Total annual Fund operating expenses	0.82%	0.67%	1.22%	0.54%	0.57%
Fee waiver and/or expense reimbursement[1]	None	None	None	-0.01%	None
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[1]	0.82%	0.67%	1.22%	0.53%	0.57%

1.  The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.03% until June 30, 2023. During the term, this fee waiver and expense reimbursement agreement may not be terminated or amended without the approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the cap on the Fund’s fees and expenses (which would result in lower fees for shareholders).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$456	$627	$813	$1,350
Class A1	$441	$582	$735	$1,178
Class C	$224	$387	$670	$1,366
Class R6	$54	$172	$301	$677
Advisor Class	$58	$183	$318	$713
If you do not sell your shares:
Class C	$124	$387	$670	$1,366

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent

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FUND SUMMARIES

fiscal year, the Fund's portfolio turnover rate was 23.40% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, under normal market conditions, the Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of North Carolina. Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's total assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay interest subject to other federal or state income taxes.

The Fund only buys municipal securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or unrated or short-term rated securities of comparable credit quality).

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

Although the investment manager will search for investments across a large number of municipal securities that finance different types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically invests with a long-term time horizon. This means it generally holds securities in the Fund’s portfolio for income purposes, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal. With a focus on income, individual securities are considered for purchase or sale based on various factors and considerations, including credit profile, risk, structure, pricing, portfolio impact, duration management, restructuring, opportunistic trading and tax loss harvesting opportunities.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government

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policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Credit An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value. A change in the credit rating of a municipal bond insurer that insures securities in the Fund’s portfolio may affect the value of the securities it insures, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

North Carolina The Fund invests predominantly in North Carolina municipal securities. Therefore, events in North Carolina are likely to affect the Fund’s investment and its performance. These events may include economic or political policy changes, tax base erosion, unfunded pension and healthcare liabilities, constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of North Carolina. The same is true of events in other states or U.S. territories, to the extent that the Fund has exposure to any other state or territory at any given time.

Focus The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

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FUND SUMMARIES

Tax-Exempt Securities Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Income The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security.

Prepayment Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

Liquidity From time to time, the trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

Management The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Cybersecurity Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or investment manager. Cybersecurity incidents may result

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in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the fund, the investment manager and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

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FUND SUMMARIES

Class A Annual Total Returns

Best Quarter:	2014, Q1	3.53%
Worst Quarter:	2013, Q3	-3.25%

As of March 31, 2022, the Fund’s year-to-date return was -6.64%.

Average Annual Total Returns

(figures reflect sales charges)

For periods ended December 31, 2021

	1 Year	5 Years	10 Years	Since Inception
Franklin North Carolina Tax-Free Income Fund - Class A
Return before taxes	-2.60%	2.04%	2.10%	—
Return after taxes on distributions	-2.60%	2.04%	2.10%	—
Return after taxes on distributions and sale of Fund shares	-0.81%	2.16%	2.31%	—
Franklin North Carolina Tax-Free Income Fund - Class A1	-2.46%	2.13%	2.15%	—
Franklin North Carolina Tax-Free Income Fund - Class C	-0.23%	2.33%	1.97%	—
Franklin North Carolina Tax-Free Income Fund - Class R6	1.48%	—	—	3.08%	[1]
Franklin North Carolina Tax-Free Income Fund - Advisor Class	1.36%	3.01%	2.64%	—
Bloomberg Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	1.52%	4.17%	3.72%	—

1.	Since inception August 1, 2017.

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The figures in the average annual total returns table above reflect the Class A and Class A1 shares maximum front-end sales charge of 3.75%. Prior to March 1, 2019, Class A and Class A1 shares were subject to a maximum front-end sales charge of 4.25%. If the prior maximum front-end sales charge of 4.25% was reflected, performance for Class A and Class A1 shares in the average annual total returns table would be lower.

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has been adjusted to reflect differences in Rule 12b-1 fees between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

John Wiley

Senior Vice President of Advisers and portfolio manager of the Fund since 2020.

Christopher Sperry, CFA

Vice President of Advisers and portfolio manager of the Fund since 2020.

John Bonelli

Vice President of Advisers and portfolio manager of the Fund since 2020.

Michael Conn

Vice President of Advisers and portfolio manager of the Fund since 2020.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A, A1 and C, the minimum initial purchase for most accounts is $1,000 (or $25 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

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FUND SUMMARIES

Taxes

The Fund’s distributions are primarily exempt from regular federal and state income tax for individual residents of North Carolina. A portion of these distributions, however, may be subject to federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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FRANKLIN VIRGINIA TAX-FREE INCOME FUND
FUND SUMMARIES

Franklin Virginia Tax-Free Income Fund

Investment Goal

To provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital. The Fund also tries to provide a maximum level of income exempt from personal income taxes, if any, for resident shareholders of Virginia.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 115 in the Fund's Prospectus and under “Buying and Selling Shares” on page 52 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – "Intermediary Sales Charge Discounts and Waivers" to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class A1		Class C	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%		3.75%		None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	[1]	None	[1]	1.00%	None	None

[1]

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investment of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

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FUND SUMMARIES

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class A1	Class C	Class R6	Advisor Class
Management fees	0.49%	0.49%	0.49%	0.49%	0.49%
Distribution and service (12b-1) fees	0.25%	0.10%	0.65%	None	None
Other expenses	0.10%	0.10%	0.10%	0.07%	0.10%
Total annual Fund operating expenses	0.84%	0.69%	1.24%	0.56%	0.59%
Fee waiver and/or expense reimbursement[1]	None	None	None	-0.01%	None
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[1]	0.84%	0.69%	1.24%	0.55%	0.59%

1.  The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.03% until June 30, 2023. During the term, this fee waiver and expense reimbursement agreement may not be terminated or amended without the approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the cap on the Fund’s fees and expenses (which would result in lower fees for shareholders).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$458	$634	$824	$1,373
Class A1	$443	$588	$745	$1,201
Class C	$226	$393	$680	$1,389
Class R6	$56	$178	$311	$700
Advisor Class	$60	$189	$330	$739
If you do not sell your shares:
Class C	$126	$393	$680	$1,389

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent

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fiscal year, the Fund's portfolio turnover rate was 34.49% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, under normal market conditions, the Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of Virginia. Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's total assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay interest subject to other federal or state income taxes.

The Fund only buys municipal securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or unrated or short-term rated securities of comparable credit quality).

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

Although the investment manager will search for investments across a large number of municipal securities that finance different types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically invests with a long-term time horizon. This means it generally holds securities in the Fund’s portfolio for income purposes, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal. With a focus on income, individual securities are considered for purchase or sale based on various factors and considerations, including credit profile, risk, structure, pricing, portfolio impact, duration management, restructuring, opportunistic trading and tax loss harvesting opportunities.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government

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policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Credit An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value. A change in the credit rating of a municipal bond insurer that insures securities in the Fund’s portfolio may affect the value of the securities it insures, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Virginia The Fund invests predominantly in Virginia municipal securities. Therefore, events in Virginia are likely to affect the Fund’s investment and its performance. These events may include economic or political policy changes, tax base erosion, unfunded pension and healthcare liabilities, constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of Virginia. The same is true of events in other states or U.S. territories, to the extent that the Fund has exposure to any other state or territory at any given time.

Focus The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

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Tax-Exempt Securities Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Income The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security.

Prepayment Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

Liquidity From time to time, the trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

Management The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Cybersecurity Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or investment manager. Cybersecurity incidents may result

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FRANKLIN VIRGINIA TAX-FREE INCOME FUND
FUND SUMMARIES

in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the fund, the investment manager and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

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FUND SUMMARIES

Class A Annual Total Returns

Best Quarter:	2014, Q1	3.51%
Worst Quarter:	2013, Q2	-3.41%

As of March 31, 2022, the Fund’s year-to-date return was -6.72%.

Average Annual Total Returns

(figures reflect sales charges)

For periods ended December 31, 2021

	1 Year	5 Years	10 Years	Since Inception
Franklin Virginia Tax-Free Income Fund - Class A
Return before taxes	-3.13%	1.76%	2.18%	—
Return after taxes on distributions	-3.13%	1.76%	2.18%	—
Return after taxes on distributions and sale of Fund shares	-1.18%	1.94%	2.37%	—
Franklin Virginia Tax-Free Income Fund - Class A1	-2.97%	1.86%	2.24%	—
Franklin Virginia Tax-Free Income Fund - Class C	-0.76%	2.08%	2.07%	—
Franklin Virginia Tax-Free Income Fund - Class R6	1.03%	—	—	2.74%	[1]
Franklin Virginia Tax-Free Income Fund - Advisor Class	0.89%	2.74%	2.73%	—
Bloomberg Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	1.52%	4.17%	3.72%	—

1.	Since inception August 1, 2017.

The figures in the average annual total returns table above reflect the Class A and Class A1 shares maximum front-end sales charge of 3.75%. Prior to March 1, 2019, Class A and Class A1 shares were subject to a maximum front-end sales

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FUND SUMMARIES

charge of 4.25%. If the prior maximum front-end sales charge of 4.25% was reflected, performance for Class A and Class A1 shares in the average annual total returns table would be lower.

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has been adjusted to reflect differences in Rule 12b-1 fees between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

John Wiley

Senior Vice President of Advisers and portfolio manager of the Fund since 2020.

Christopher Sperry, CFA

Vice President of Advisers and portfolio manager of the Fund since 2020.

John Bonelli

Vice President of Advisers and portfolio manager of the Fund since 2020.

Michael Conn

Vice President of Advisers and portfolio manager of the Fund since 2010.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A, A1 and C, the minimum initial purchase for most accounts is $1,000 (or $25 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

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Taxes

The Fund’s distributions are primarily exempt from regular federal and state income tax for individual residents of Virginia. A portion of these distributions, however, may be subject to federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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FRANKLIN TAX-FREE TRUST
FUND DETAILS

Fund Details

Investment Goal

Each Fund’s investment goal is to provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital. Each Fund also tries to provide a maximum level of income exempt from personal income taxes, if any, for resident shareholders of that Fund’s state.

Principal Investment Policies and Practices

Under normal market conditions, each Fund (hereafter the “Fund”) invests at least 80% of its total assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, under normal market conditions, the Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of that Fund's state. Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's total assets may be invested in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay taxable interest.

Municipal securities are issued by state and local governments, their agencies and authorities, as well as by the District of Columbia and U.S. territories and possessions, such as Puerto Rico, Guam and the U.S. Virgin Islands, to borrow money for various public and private projects. Municipal securities generally pay a fixed, floating or variable rate of interest, and require that the amount borrowed (principal) be repaid at maturity.

The Fund only buys municipal securities rated in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or comparable unrated or short-term rated securities). This limitation generally is applied at the time of purchase and a downgrade of a particular security below one of the top four ratings categories will not automatically cause the Fund to sell the security. The investment manager will, however, take such downgrade into account when analyzing the portfolio.

The Fund may invest in insured municipal securities, which are covered by insurance policies that guarantee the timely payment of principal and interest. The Fund generally purchases bonds that have insurance in place so it does not pay insurance premiums directly. The premium costs, however, are reflected in a lower yield and/or higher price for the insured bond. When the Fund believes that it could be beneficial, the Fund may purchase insurance for an uninsured bond directly from a qualified municipal bond insurer, in which case the Fund pays the insurance premium directly to the insurance company. The investment manager may also

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consider the cost of insurance when selecting securities for the Fund. It is important to note that insurance does not guarantee the market value of an insured security, or the Fund's share price or distributions, and shares of the Fund are not insured.

The Fund also may invest in municipal lease obligations. Municipal lease obligations generally are issued to support a government’s infrastructure by financing or refinancing equipment or property acquisitions or the construction, expansion or rehabilitation of public facilities. In such transactions, equipment or property is leased to a state or local government, which, in turn, pays lease payments to the lessor consisting of interest and principal payments on the obligations.

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

Although the investment manager will search for investments across a large number of municipal securities that finance different types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The Fund may invest in variable and floating rate securities, primarily variable rate demand notes, the interest rates of which change either at specific intervals or whenever a benchmark rate changes. While this feature helps protect against a decline in the security’s market price when interest rates rise, it lowers the Fund’s income when interest rates fall. The Fund may also invest in zero coupon and deferred interest securities.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund's range of allowable investments and typically invests with a long-term time horizon. This means it generally holds securities in the Fund's portfolio for income purposes, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal. With a focus on income, individual securities are considered for purchase or sale based on various factors and considerations, including credit profile, risk, structure, pricing, portfolio impact, duration management, restructuring, opportunistic trading and tax loss harvesting opportunities.

Temporary Investments

When the investment manager believes market or economic conditions are unusual or unfavorable for investors, the investment manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments, such as variable rate demand notes. Temporary defensive investments generally may include securities that pay taxable interest. The investment manager may also invest in these types of securities or hold cash when securities meeting the Fund's investment criteria are unavailable or to

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maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

Principal Risks

Interest Rate

Interest rate changes can be sudden and unpredictable, and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. Changes in government or central bank policy, including changes in tax policy or changes in a central bank’s implementation of specific policy goals, may have a substantial impact on interest rates. There can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed, nor that any such policy will have the desired effect on interest rates. Debt securities generally tend to lose market value when interest rates rise and increase in value when interest rates fall. A rise in interest rates also has the potential to cause investors to rapidly sell fixed income securities. A substantial increase in interest rates may also have an adverse impact on the liquidity of a debt security, especially those with longer maturities or durations. Securities with longer maturities or durations or lower coupons or that make little (or no) interest payments before maturity tend to be more sensitive to interest rate changes. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, low interest rate environments may prevent a debt fund from paying expenses out of its assets if its earned income is insufficient to cover expenses.

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The Fund’s investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events and their aftermaths, such as the spread of diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. During a general downturn in the securities markets, multiple asset classes may decline in value. When markets

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perform well, there can be no assurance that securities or other investments held by the Fund will participate in or otherwise benefit from the advance.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of the COVID-19 pandemic have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic, and other epidemics and pandemics that may arise in the future, on national and global economies, individual companies and the financial markets is unpredictable, may result in a high degree of uncertainty for potentially extended periods of time and may adversely affect the Fund’s performance.

Credit

The Fund could lose money on a debt security if the issuer or borrower is unable or fails to meet its obligations, including failing to make interest payments and/or to repay principal when due. Changes in an issuer's financial strength, the market's perception of the issuer's financial strength or an issuer's or security's credit rating, which reflects a third party's assessment of the credit risk presented by a particular issuer or security, may affect debt securities' values. The Fund may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the investment manager or the rating agencies than such securities actually do.

The Fund’s portfolio securities may be supported by credit enhancements provided by an insurance company, bank, or other foreign or domestic entity. For example, some municipal securities are insured by a policy that guarantees the timely payment of principal and interest. Other municipal securities may be backed by letters of credit, guarantees, or escrow or trust accounts containing high quality securities, including securities backed by the full faith and credit of the U.S. government, to secure the payment of principal and interest. Securities supported by credit enhancements have the credit risk of the entity providing the credit support. To the extent the Fund holds these securities, a change in the credit rating of the entity providing credit support may affect the value of the securities it supports, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an entity providing credit support to meet its obligations.

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State and U.S. Territories

Because each Fund invests predominantly in municipal securities of its state, events in that state are likely to affect the Fund's investments and its performance. These events may include economic or political policy changes, man-made or natural disasters, tax base erosion, unfunded pension and healthcare liabilities, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to the state's municipal issuers. Any downgrade to the credit rating of the securities issued by the U.S. government may result in a downgrade of securities issued by the states or U.S. territories.

A negative change in any one of these or other areas could affect the ability of a state's municipal issuers to meet their obligations. It is important to remember that economic, budget and other conditions within a particular state can be unpredictable and can change at any time. For these reasons, an investment in each state Fund involves more risk than an investment in a fund that does not focus on municipal securities of a single state. As with state municipal securities, events in any of the U.S. territories (e.g. Puerto Rico, Guam, Mariana Islands and the U.S. Virgin Islands) where the Fund is invested may affect the Fund’s investments and its performance.

The discussion above does not include all relevant facts or economic or political conditions that may affect the ability of municipal issuers to meet their debt obligations, and is subject to change without notice. The information provided is based on data as of June 1, 2022, from historically reliable sources, but the investment manager has not independently verified it. This information could change quickly and without notice and is generally only updated annually.

Focus

The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Tax-Exempt Securities

While the Fund endeavors to purchase bona fide tax-exempt securities (i.e., a security issued as paying tax-exempt interest income), there are risks that: (a) a tax-exempt security may be reclassified by the Internal Revenue Service (IRS), or a state tax authority, as paying taxable interest income instead and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively,

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subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of the security, and therefore the value of the Fund’s shares, to decline.

Income

The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security. The Fund's income generally declines during periods of falling benchmark interest rates because the Fund must reinvest the proceeds it receives from existing investments (upon their maturity, prepayment, amortization, sale, call, or buy-back) at a lower rate of interest or return.

Inflation

The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because variable-rate debt securities may be able to participate, over the long term, in rising interest rates which have historically corresponded with long-term inflationary trends.

Liquidity

Liquidity risk exists when the markets for particular securities or types of securities or other investments are or become relatively illiquid so that the Fund is unable, or it becomes more difficult for the Fund, to sell the security or other investment at the price at which the Fund has valued the security. Illiquidity may result from political, economic or issuer specific events; supply/demand imbalances; changes in a specific market’s size or structure, including the number of participants; or overall market disruptions. Securities or other investments with reduced liquidity or that become illiquid may involve greater risk than securities with more liquid markets. Market prices or quotations for illiquid securities may be volatile, and there may be large spreads between bid and ask prices. Reduced liquidity may have an adverse impact on market price and the Fund's ability to sell particular securities when necessary to meet the Fund's liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. An investment may become illiquid if the Fund and its affiliates receive material non-public information about the issuer or the investment. To the extent that the Fund and its affiliates hold a significant portion of an issuer's outstanding securities, the Fund may be subject to greater liquidity risk than if the issuer's securities were more widely held.

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Prepayment

Debt securities are subject to prepayment risk when the issuer can "call" the security, or repay principal, in whole or in part, prior to the security's maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the existing security, potentially lowering the Fund's income, yield and its distributions to shareholders. Securities subject to partial or complete prepayment(s) may offer less potential for gains during a declining interest rate environment and have greater price volatility. Prepayment risk is greater in periods of falling interest rates for fixed-rate investments, and for floating or variable rate securities, rising interest rates generally increase the risk of refinancings or prepayments.

Municipal Lease Obligations

Municipal lease obligations differ from other municipal securities because the relevant legislative body must appropriate the money each year to make the lease payments. If the money is not appropriated, the lease may be cancelled without penalty and investors who own the lease obligations may not be paid.

Debt Securities Ratings

The use of credit ratings in evaluating debt securities can involve certain risks, including the risk that the credit rating may not reflect the issuer's current financial condition or events since the security was last rated by a rating agency. Credit ratings may be influenced by conflicts of interest or based on historical data that no longer apply or that are no longer accurate.

Unrated Debt Securities

Unrated debt securities determined by the investment manager to be of comparable credit quality to rated securities which the Fund may purchase may pay a higher interest rate than such rated debt securities and be subject to a greater risk of illiquidity or price changes. Less public information and independent credit analysis are typically available about unrated securities or issuers, and therefore they may be subject to greater risk of default.

Bond Insurers

Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurance companies. Rating agencies have lowered their ratings and withdrawn ratings on some municipal bond insurers. In such cases the insurance may be providing little or no enhancement of credit or resale value to the municipal security and the security rating will reflect the higher of the insurer rating or the rating of the underlying security.

Additional downgrades and withdrawal of ratings from municipal bond insurers would further limit the availability of insurance sought by municipal bond issuers thereby reducing the supply of insured municipal securities and potentially increasing the amount of unrated securities held by the Fund.

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Market conditions have weakened the municipal bond insurance industry leading state regulators from time to time to require municipal bond insurers to suspend claims payments on outstanding insurance. Certain municipal bond insurers have withdrawn from the market. These circumstances have led to a consolidation among municipal bond insurers which have led to a decrease in the supply of insured municipal securities and a concentration of the insurance company credit risk on the securities in the Fund's portfolio amongst fewer municipal bond insurers. Due to this consolidation, events involving one or more municipal bond insurers could have a significant adverse effect on the value of the securities insured by an insurer and on the municipal markets as a whole.

Illiquid Securities

Certain securities are illiquid due to a limited trading market, financial weakness of the issuer, legal or contractual restrictions on resale or transfer, or are otherwise illiquid in the sense that they cannot be sold within seven days at approximately the price at which the Fund values them. Securities that are illiquid involve greater risk than securities with more liquid markets. Market quotations for such securities may be volatile and/or subject to large spreads between bid and ask prices. Illiquidity may have an adverse impact on market price and the Fund's ability to sell particular securities when necessary to meet the Fund's liquidity needs or in response to a specific economic event.

Zero Coupon and Deferred Interest Securities

These bonds tend to react more sharply to changes in interest rates than traditional bonds. The original discount on zero coupon or delayed interest bonds approximates the total amount of interest the bonds will accumulate over the period until maturity or the first cash payment date and compounds at a rate of interest reflecting the market rate of the security at the time of issuance. The discount varies depending on the time remaining until maturity or the cash payment date, as well as prevailing interest rates, liquidity of the market for the security, and the perceived credit quality of the issuer. The discount typically increases as interest rates rise, the market becomes less liquid or the creditworthiness of the issuer deteriorates. Because investors receive no cash prior to the maturity or cash payment date, an investment in debt securities issued at a discount generally has a greater potential for complete loss of principal and/or return than an investment in debt securities that make periodic interest payments. Such investments are more vulnerable to the creditworthiness of the issuer and any other parties upon which performance relies.

Management

The Fund is actively managed and could experience losses (realized and unrealized) if the investment manager’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund's portfolio prove to be incorrect. There can be no

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guarantee that these techniques or the investment manager's investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the investment manager in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment goal.

Cybersecurity

Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the fund, the investment manager and their service providers are subject to the risk of cyber incidents occurring from time to time.

More detailed information about the Fund and its policies and risks and about municipal securities held by the Fund can be found in the Fund's Statement of Additional Information (SAI).

A description of the Fund's policies and procedures regarding the release of portfolio holdings information is also available in the Fund's SAI. Portfolio holdings information can be viewed online at franklintempleton.com.

Management

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, CA 94403-1906, is the Fund's investment manager. Advisers is a wholly owned subsidiary of Franklin Resources, Inc. Together, Advisers and its affiliates manage, as of May

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31, 2022, $1.46 trillion in assets, and have been in the investment management business since 1947.

The Fund is managed by a team of dedicated professionals focused on investments in tax-free securities. The portfolio managers have responsibility for the day-to-day management of particular Funds and operate as a team to develop ideas and implement investment strategy for all the Funds. The portfolio managers of the Fund are as follows:

John Wiley Senior Vice President of Advisers
Mr. Wiley has been a portfolio manager of the Alabama, Georgia, Louisiana, Maryland, Missouri, North Carolina and Virginia Funds since 2020. He joined Franklin Templeton in 1989.

Christopher Sperry, CFA Vice President of Advisers
Mr. Sperry has been a portfolio manager of the Alabama, Georgia, Louisiana, Maryland, Missouri, North Carolina and Virginia Funds since 2020. He joined Franklin Templeton in 1996.

John Bonelli   Vice President of Advisers
Mr. Bonelli has been a portfolio manager of the Alabama Fund since 2013 and the Georgia, Louisiana, Maryland, Missouri, North Carolina and Virginia Funds since 2020. He joined Franklin Templeton in 2010.

Michael Conn   Vice President of Advisers
Mr. Conn has been a portfolio manager of the Louisiana, Maryland and Virginia Funds since 2010 and the Alabama, Georgia, Missouri and North Carolina Funds since 2020. He joined Franklin Templeton in 2001.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

The portfolio managers of the Funds are jointly and primarily responsible for the day-to-day management of the Funds' portfolio. Each manager has equal authority over all aspects of the Funds' investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended February 28, 2022, each Fund's effective investment management fee rate based on average daily net assets was as follows:

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Management Fees1

Alabama Fund	0.55%
Georgia Fund	0.50%
Louisiana Fund	0.51%
Maryland Fund	0.51%
Missouri Fund	0.47%
North Carolina Fund	0.48%
Virginia Fund	0.49%

1. Effective April 1, 2022, the investment manager has agreed to waive or limit its fees and to assume as its own certain expenses otherwise payable by the Fund so that total annual Fund operating expenses (i.e., a combination of investment management fees and other expenses, but excluding the Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.65% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations and liquidations) until June 30, 2023.

The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.03% until June 30, 2023. During its term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the fee waiver and expense limitation.

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's annual report to shareholders for the fiscal period ended February 28.

Manager of Managers Structure (except for the Maryland Fund)

The investment manager and the Trust have received an exemptive order from the SEC that allows the Fund to operate in a “manager of managers” structure whereby the investment manager can appoint and replace both wholly-owned and unaffiliated sub-advisors, and enter into, amend and terminate sub-advisory agreements with such sub-advisors, each subject to board approval but without obtaining prior shareholder approval (Manager of Managers Structure). The Fund will, however, inform shareholders of the hiring of any new sub-advisor within 90 days after the hiring. The SEC exemptive order provides the Fund with greater flexibility and efficiency and alleviates the need for the Fund to incur the expense and delays associated with obtaining shareholder approval of such sub-advisory agreements.

The use of the Manager of Managers Structure with respect to the Fund is subject to certain conditions that are set forth in the SEC exemptive order. Under the Manager of Managers Structure, the investment manager has the ultimate

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responsibility, subject to oversight by the Fund's board of trustees, to oversee sub-advisors and recommend their hiring, termination and replacement. The investment manager will also, subject to the review and approval of the Fund's board of trustees: set the Fund's overall investment strategy; evaluate, select and recommend sub-advisors to manage all or a portion of the Fund's assets; and implement procedures reasonably designed to ensure that each sub-advisor complies with the Fund's investment goal, policies and restrictions. Subject to review by the Fund's board of trustees, the investment manager will allocate and, when appropriate, reallocate the Fund's assets among sub-advisors and monitor and evaluate the sub-advisors’ performance.

Distributions and Taxes

The information is provided with respect to each Fund (hereafter the “Fund").

Income and Capital Gain Distributions

As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund intends to declare income dividends from its net investment income each day that its net asset value (NAV) is calculated and pay them monthly. Your account begins to receive dividends on the day the Fund receives your investment, provided the investment is received by the Fund on any business day in good order prior to 1 p.m. Pacific time or the regularly scheduled close of the NYSE, whichever is earlier. Investments received after that time or paid by check will normally begin to earn dividends on the following business day. Dividends will be received by your account through the business day prior to the day on which your proceeds are sent to you. If your shares are purchased through a financial intermediary, you should check with your financial intermediary to determine when your purchase order will be effective. Capital gains, if any, may be paid at least annually. The Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either income dividends or capital gain distributions. Your income dividends and capital gain distributions will be automatically reinvested in additional shares at NAV unless you elect to receive them in cash.

Annual statements. After the close of each calendar year, you will receive tax information from the Fund with respect to the federal income tax treatment of the Fund’s distributions and any taxable sales or exchanges of Fund shares occurring during the prior calendar year. If the Fund finds it necessary to reclassify its distributions or adjust the cost basis of any covered shares sold or exchanged after you receive your tax information, the Fund will send you revised tax information. Distributions declared in December to shareholders of record in such month and

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paid in January are treated as if they were paid in December. Additional tax information about the Fund’s distributions is available at franklintempleton.com.

Avoid "buying a dividend." At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed taxable income, undistributed capital gains, or net unrealized appreciation in the value of the portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in the Fund just before it declares a distribution of taxable income or capital gains is sometimes known as “buying a dividend.”

Tax Considerations

The Fund's distributions are primarily exempt from regular federal income tax. A portion of these distributions, however, may be subject to the federal alternative minimum tax. Distributions from interest earned on the municipal securities of a particular state are also generally exempt from state income tax for individual residents of that state but will generally be taxable to non-residents. The Fund may also make distributions that are taxable to you as ordinary income or capital gains. This is the case whether you reinvest your distributions in additional Fund shares or receive them in cash.

• Exempt-interest dividends. Most Fund distributions will consist of exempt-interest dividends that are exempt from regular federal income tax. A portion of these distributions from private activity bond interest may be subject to the federal alternative minimum tax (AMT). Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits. Exempt-interest dividends from interest earned on the municipal securities of a particular state are also generally exempt from that state's personal income tax. Because of these tax exemptions, a tax-free fund may not be a suitable investment for retirement plans or other tax-exempt investors.

• Capital gains. Fund distributions of capital gains are generally subject to federal and state income tax. Fund distributions of short-term capital gains are subject to tax at ordinary rates. For federal income tax purposes, Fund distributions of long-term capital gains are taxable at the reduced long-term capital gains rates no matter how long you have owned your Fund shares. For single individuals with taxable income not in excess of $41,675 in 2022 ($83,350 for married individuals filing jointly), the long-term capital gains tax rate is 0%. For single individuals and joint filers with taxable income in excess of these amounts but not more than $459,750 or $517,200, respectively, the long-term capital gains tax rate is 15%. The rate is 20% for single individuals with taxable income in excess of $459,750 and married individuals filing jointly with taxable income in excess of $517,200. An additional 3.8% Medicare tax may also be imposed as discussed below.

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• Taxable income dividends. The Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. Distributions from this income, if any, are generally subject to federal and state income tax at ordinary rates. The Fund expects that none of its distributions will be qualified dividends subject to reduced rates of tax to individuals. A return-of-capital distribution is generally not taxable but will reduce the cost basis of your shares, and will result in a higher capital gain or a lower capital loss when you later sell your shares.

Reclassification risk. The IRS has announced that holders of tax-exempt securities (i.e., a security issued as paying tax-exempt interest income) such as the Fund have certain risks if the securities were issued in connection with abusive transactions, refinancing irregularities, or the misuse of proceeds from the security offering. While the Fund endeavors to purchase bona fide tax-exempt securities there are risks that: (a) a tax-exempt security may be reclassified by the IRS, or a state tax authority, as paying taxable interest income instead and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Under 2017 legislation commonly known as the Tax Cuts and Jobs Act, interest paid on a bond issued after December 31, 2017 to advance refund another bond is subject to federal income tax. These events may create taxable income for the Fund and its shareholders and the Fund may be required to send to you and file with the IRS and state tax authorities information returns for the current or prior calendar years classifying (or reclassifying) some of its exempt-interest dividends as taxable dividends. On prior year dividends, you might need to file amended income tax returns and pay additional tax and interest to avoid additional penalties and to limit interest charges on these taxable dividends. In addition, such reclassifications or actions could cause the value of the security, and therefore the value of the Fund’s shares, to decline.

Sales of Fund shares. When you sell your shares in the Fund, or exchange them for shares of a different Franklin Templeton fund, you will generally recognize a taxable capital gain or loss for federal and state income tax purposes. If you have owned your Fund shares for more than one year, any net long-term capital gains will qualify for the reduced rates of federal income taxation on long-term capital gains. An exchange of your shares in one class of the Fund for shares of another class of the same Fund is not taxable and no gain or loss will be reported on the transaction.

Cost basis reporting. If you acquire shares in the Fund on or after January 1, 2012, generally referred to as “covered shares," and sell or exchange them after that date, the Fund is generally required to report cost basis information to you and the IRS annually. The Fund will compute the cost basis of your covered shares using the average cost method, the Fund’s “default method,” unless you contact the Fund to select a different method, or choose to specifically identify your shares

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at the time of each sale or exchange. If your account is held by your financial advisor or other broker-dealer, that firm may select a different default method. In these cases, please contact the firm to obtain information with respect to the available methods and elections for your account. Shareholders should carefully review the cost basis information provided by the Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal and state income tax returns. Additional information about cost basis reporting is available at franklintempleton.com/costbasis.

Medicare tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. Net investment income does not include exempt-interest dividends. Any liability for this additional Medicare tax is reported on, and paid with, your federal income tax return.

Backup withholding. A shareholder may be subject to backup withholding on any distributions of income (including exempt-interest dividends), capital gains, or proceeds from the sale or exchange of Fund shares if the shareholder has provided either an incorrect tax identification number or no number at all, is subject to backup withholding by the IRS for failure to properly report payments of interest or dividends, has failed to certify that the shareholder is not subject to backup withholding, or has not certified that the shareholder is a U.S. person (including a U.S. resident alien). The backup withholding rate is currently 24%. State backup withholding may also apply.

Non-U.S. investors. Non-U.S. investors may be subject to U.S. withholding tax at 30% or a lower treaty rate on Fund dividends of ordinary income. Non-U.S. investors may be subject to U.S. estate tax on the value of their shares. They are subject to special U.S. tax certification requirements to avoid backup withholding, claim any exemptions from withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are generally provided for capital gains realized on the sale of Fund shares, exempt-interest dividends, capital gain dividends paid by the Fund from net long-term capital gains, short-term capital gain dividends paid by the Fund from net short-term capital gains and interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources. However, notwithstanding such exemptions from U.S. withholding tax at source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

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Other reporting and withholding requirements. Payments to a shareholder that is either a foreign financial institution or a non-financial foreign entity within the meaning of the Foreign Account Tax Compliance Act (FATCA) may be subject to a 30% withholding tax on income dividends (other than exempt-interest dividends) paid by the Fund. The FATCA withholding tax generally can be avoided by such foreign entity if it provides the Fund, and in some cases, the IRS, information concerning the ownership of certain foreign financial accounts or other appropriate certifications or documentation concerning its status under FATCA. The Fund may be required to report certain shareholder account information to the IRS, non-U.S. taxing authorities or other parties to comply with FATCA.

Other tax information. This discussion of "Distributions and Taxes" is for general information only and is not tax advice. You should consult your own tax advisor regarding your particular circumstances, and about any federal, state, local and foreign tax consequences before making an investment in the Fund. Additional information about the tax consequences of investing in the Fund may be found in the SAI.

Financial Highlights

The Financial Highlights present the Fund's financial performance for the past five years or since its inception. Certain information reflects financial results for a single Fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

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Franklin Alabama Tax-Free Income Fund - Class A

Year Ended February 28,

	2022	2021	2020[a]	2019[b]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.18	$11.40	$10.85	$10.79
Income from investment operations[c]:
Net investment income[d]	0.22	0.28	0.30	0.15
Net realized and unrealized gains (losses)	(0.21)	(0.23)	0.57	0.06
Total from investment operations	0.01	0.05	0.87	0.21
Less distributions from:
Net investment income	(0.22)	(0.27)	(0.32)	(0.15)
Net asset value, end of year	$10.97	$11.18	$11.40	$10.85
Total return[e]	0.02%	0.49%	8.08%	1.98%
Ratios to average net assets[f]
Expenses[g]	0.91%	0.91%	0.91%	0.92%
Net investment income	1.91%	2.46%	2.70%	2.91%
Supplemental data
Net assets, end of year (000’s)	$46,633	$30,415	$16,423	$7,334
Portfolio turnover rate	20.50%	24.03%	4.87%	8.57%

a. For the year ended February 29.

b. For the period September 10, 2018 (effective date) to February 28, 2019.

c. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

d. Based on average daily shares outstanding.

e. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

f. Ratios are annualized for periods less than one year.

g. Benefit of expense reduction rounds to less than 0.01%.

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Franklin Alabama Tax-Free Income Fund - Class A1

Year Ended February 28,

	2022	2021	2020[a]		2019	2018
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.16	$11.38	$10.84		$10.88	$11.16
Income from investment operations[b]:
Net investment income[c]	0.23	0.30	0.32		0.33	0.35
Net realized and unrealized gains (losses)	(0.20)	(0.23)	0.55		(0.04)	(0.27)
Total from investment operations	0.03	0.07	0.87		0.29	0.08
Less distributions from:
Net investment income	(0.24)	(0.29)	(0.33)		(0.33)	(0.36)
Net asset value, end of year	$10.95	$11.16	$11.38		$10.84	$10.88
Total return[d]	0.17%	0.64%	8.16%		2.76%	0.72%
Ratios to average net assets
Expenses	0.76% [e]	0.77% [e]	0.76%	[e]	0.77% [e]	0.74%
Net investment income	2.07%	2.66%	2.85%		3.06%	3.16%
Supplemental data
Net assets, end of year (000’s)	$163,571	$174,802	$186,486		$188,290	$208,340
Portfolio turnover rate	20.50%	24.03%	4.87%		8.57%	14.66%

a. For the year for the period ended February 29.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e. Benefit of expense reduction rounds to less than 0.01%.

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Franklin Alabama Tax-Free Income Fund - Class C

Year Ended February 28,

	2022	2021	2020[a]		2019	2018
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.32	$11.54	$10.98		$11.02	$11.30
Income from investment operations[b]:
Net investment income[c]	0.17	0.24	0.26		0.27	0.29
Net realized and unrealized gains (losses)	(0.22)	(0.23)	0.57		(0.04)	(0.27)
Total from investment operations	(0.05)	0.01	0.83		0.23	0.02
Less distributions from:
Net investment income	(0.17)	(0.23)	(0.27)		(0.27)	(0.30)
Net asset value, end of year	$11.10	$11.32	$11.54		$10.98	$11.02
Total return[d]	(0.38)%	(0.01)%	7.68%		2.15%	0.16%
Ratios to average net assets
Expenses	1.30% [e]	1.31% [e]	1.31%	[e]	1.32% [e]	1.29%
Net investment income	1.51%	2.10%	2.30%		2.51%	2.61%
Supplemental data
Net assets, end of year (000’s)	$13,416	$23,374	$31,175		$30,641	$45,422
Portfolio turnover rate	20.50%	24.03%	4.87%		8.57%	14.66%

a. For the year ended February 29.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e. Benefit of expense reduction rounds to less than 0.01%.

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Franklin Alabama Tax-Free Income Fund - Class R6

Year Ended February 28,

	2022	2021	2020[a]		2019	2018[b]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.17	$11.39	$10.84		$10.88	$11.13
Income from investment operations[c]:
Net investment income[d]	0.25	0.31	0.33		0.35	0.22
Net realized and unrealized gains (losses)	(0.22)	(0.22)	0.57		(0.04)	(0.26)
Total from investment operations	0.03	0.09	0.90		0.31	(0.04)
Less distributions from:
Net investment income	(0.25)	(0.31)	(0.35)		(0.35)	(0.21)
Net asset value, end of year	$10.95	$11.17	$11.39		$10.84	$10.88
Total return[e]	0.22%	0.77%	8.39%		2.78%	(0.26)%
Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	0.65%	0.65%	0.65%		0.65%	0.66%
Expenses net of waiver and payments by affiliates	0.63% [g]	0.63% [g]	0.63%	[g]	0.63% [g]	0.61%
Net investment income	2.19%	2.78%	2.98%		3.20%	3.29%
Supplemental data
Net assets, end of year (000’s)	$2,308	$1,756	$1,664		$824	$1,516
Portfolio turnover rate	20.50%	24.03%	4.87%		8.57%	14.66%

a. For the year ended February 29.

b. For the period August 1, 2017 (effective date) to February 28, 2018.

c. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

d. Based on average daily shares outstanding.

e. Total return is not annualized for periods less than one year.

f. Ratios are annualized for periods less than one year.

g. Benefit of expense reduction rounds to less than 0.01%.

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Franklin Alabama Tax-Free Income Fund - Advisor Class

Year Ended February 28,

	2022	2021	2020[a]		2019	2018
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.17	$11.39	$10.84		$10.88	$11.16
Income from investment operations[b]:
Net investment income[c]	0.25	0.31	0.33		0.34	0.36
Net realized and unrealized gains (losses)	(0.22)	(0.23)	0.56		(0.04)	(0.27)
Total from investment operations	0.03	0.08	0.89		0.30	0.09
Less distributions from:
Net investment income	(0.25)	(0.30)	(0.34)		(0.34)	(0.37)
Net asset value, end of year	$10.95	$11.17	$11.39		$10.84	$10.88
Total return	0.18%	0.74%	8.36%		2.86%	0.82%
Ratios to average net assets
Expenses	0.66% [d]	0.67% [d]	0.66%	[d]	0.67% [d]	0.64%
Net investment income	2.16%	2.74%	2.95%		3.16%	3.26%
Supplemental data
Net assets, end of year (000’s)	$19,796	$15,036	$11,709		$8,335	$7,689
Portfolio turnover rate	20.50%	24.03%	4.87%		8.57%	14.66%

a. For the year ended February 29.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Benefit of expense reduction rounds to less than 0.01%.

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Franklin Georgia Tax-Free Income Fund - Class A

Year Ended February 28,

	2022	2021	2020[a]	2019[b]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.91	$12.19	$11.59	$11.57
Income from investment operations[c]:
Net investment income[d]	0.26	0.30	0.32	0.17
Net realized and unrealized gains (losses)	(0.34)	(0.29)	0.63	0.02
Total from investment operations	(0.08)	0.01	0.95	0.19
Less distributions from:
Net investment income	(0.26)	(0.29)	(0.35)	(0.17)
Net asset value, end of year	$11.57	$11.91	$12.19	$11.59
Total return[e]	(0.71)%	0.14%	8.27%	1.70%
Ratios to average net assets[f]
Expenses[g]	0.86%	0.85%	0.86%	0.87%
Net investment income	2.20%	2.48%	2.76%	3.10%
Supplemental data
Net assets, end of year (000’s)	$92,129	$77,256	$54,945	$19,705
Portfolio turnover rate	22.60%	16.89%	13.23%	11.78%

a. For the year ended February 29.

b. For the period September 10, 2018 (effective date) to February 28, 2019.

c. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

d. Based on average daily shares outstanding.

e. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

f. Ratios are annualized for periods less than one year.

g. Benefit of expense reduction rounds to less than 0.01%.

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Franklin Georgia Tax-Free Income Fund - Class A1

Year Ended February 28,

	2022	2021	2020[a]		2019	2018
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.91	$12.19	$11.59		$11.65	$11.99
Income from investment operations[b]:
Net investment income[c]	0.28	0.32	0.35		0.38	0.39
Net realized and unrealized gains (losses)	(0.34)	(0.29)	0.61		(0.06)	(0.33)
Total from investment operations	(0.06)	0.03	0.96		0.32	0.06
Less distributions from:
Net investment income	(0.28)	(0.31)	(0.36)		(0.38)	(0.40)
Net asset value, end of year	$11.57	$11.91	$12.19		$11.59	$11.65
Total return[d]	(0.56)%	0.29%	8.44%		2.83%	0.46%
Ratios to average net assets
Expenses	0.71% [e]	0.71% [e]	0.71%	[e]	0.72% [e]	0.69% [f]
Net investment income	2.36%	2.66%	2.91%		3.25%	3.25%
Supplemental data
Net assets, end of year (000’s)	$249,763	$274,232	$309,436		$313,940	$363,390
Portfolio turnover rate	22.60%	16.89%	13.23%		11.78%	9.33%
a. For the year ended February 29.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e. Benefit of expense reduction rounds to less than 0.01%.

f. Benefit of waiver and payments by affiliates rounds to less than 0.01%.

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Franklin Georgia Tax-Free Income Fund - Class C

Year Ended February 28,

	2022	2021	2020[a]		2019	2018
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$12.09	$12.38	$11.77		$11.83	$12.16
Income from investment operations[b]:
Net investment income[c]	0.22	0.25	0.29		0.32	0.33
Net realized and unrealized gains (losses)	(0.35)	(0.29)	0.62		(0.06)	(0.33)
Total from investment operations	(0.13)	(0.04)	0.91		0.26	—
Less distributions from:
Net investment income	(0.21)	(0.25)	(0.30)		(0.32)	(0.33)
Net asset value, end of year	$11.75	$12.09	$12.38		$11.77	$11.83
Total return[d]	(1.10)%	(0.34)%	7.84%		2.22%	(0.02)%
Ratios to average net assets
Expenses	1.25% [e]	1.25% [e]	1.26%	[e]	1.27% [e]	1.24% [f]
Net investment income	1.79%	2.08%	2.36%		2.70%	2.70%
Supplemental data
Net assets, end of year (000’s)	$28,904	$45,512	$62,426		$72,542	$109,722
Portfolio turnover rate	22.60%	16.89%	13.23%		11.78%	9.33%

a. For the year ended February 29.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e. Benefit of expense reduction rounds to less than 0.01%.

f. Benefit of waiver and payments by affiliates rounds to less than 0.01%.

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Franklin Georgia Tax-Free Income Fund - Class R6

Year Ended February 28,

	2022	2021	2020[a]		2019	2018[b]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.91	$12.20	$11.59		$11.66	$11.94
Income from investment operations[c]:
Net investment income[d]	0.30	0.33	0.36		0.39	0.24
Net realized and unrealized gains (losses)	(0.34)	(0.29)	0.63		(0.06)	(0.29)
Total from investment operations	(0.04)	0.04	0.99		0.33	(0.05)
Less distributions from:
Net investment income	(0.30)	(0.33)	(0.38)		(0.40)	(0.23)
Net asset value, end of year	$11.57	$11.91	$12.20		$11.59	$11.66
Total return[e]	(0.42)%	0.35%	8.67%		2.86%	(0.40)%
Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	0.57%	0.58%	0.59%		0.59%	4.47%
Expenses net of waiver and payments by affiliates	0.57% [g,h]	0.56% [g]	0.57%	[g]	0.57% [g]	0.55%
Net investment income	2.49%	2.73%	3.05%		3.40%	3.39%
Supplemental data
Net assets, end of year (000’s)	$17,047	$13,813	$4,981		$3,786	$5
Portfolio turnover rate	22.60%	16.89%	13.23%		11.78%	9.33%

a. For the year ended February 29.

b. For the period August 1, 2017 (effective date) to February 28, 2018.

c. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

d. Based on average daily shares outstanding.

e. Total return is not annualized for periods less than one year.

f. Ratios are annualized for periods less than one year.

g. Benefit of expense reduction rounds to less than 0.01%.

h. Benefit of waiver and payments by affiliates rounds to less than 0.01%.

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Franklin Georgia Tax-Free Income Fund - Advisor Class

Year Ended February 28,

	2022	2021	2020[a]		2019	2018
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.92	$12.20	$11.59		$11.66	$11.99
Income from investment operations[b]:
Net investment income[c]	0.29	0.33	0.36		0.39	0.40
Net realized and unrealized gains (losses)	(0.35)	(0.29)	0.63		(0.07)	(0.32)
Total from investment operations	(0.06)	0.04	0.99		0.32	0.08
Less distributions from:
Net investment income	(0.29)	(0.32)	(0.38)		(0.39)	(0.41)
Net asset value, end of year	$11.57	$11.92	$12.20		$11.59	$11.66
Total return	(0.46)%	0.31%	8.63%		2.83%	0.64%
Ratios to average net assets
Expenses	0.61% [d]	0.61% [d]	0.61%	[d]	0.62% [d]	0.59% [e]
Net investment income	2.46%	2.74%	3.01%		3.35%	3.35%
Supplemental data
Net assets, end of year (000’s)	$72,069	$68,009	$53,789		$40,142	$35,389
Portfolio turnover rate	22.60%	16.89%	13.23%		11.78%	9.33%

a. For the year ended February 29.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Benefit of expense reduction rounds to less than 0.01%.

e. Benefit of waiver and payments by affiliates rounds to less than 0.01%.

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Franklin Louisiana Tax-Free Income Fund - Class A

Year Ended February 28,

	2022	2021	2020[a]	2019[b]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.28	$11.55	$10.93	$10.85
Income from investment operations[c]:
Net investment income[d]	0.24	0.28	0.30	0.16
Net realized and unrealized gains (losses)	(0.25)	(0.27)	0.64	0.08
Total from investment operations	(0.01)	0.01	0.94	0.24
Less distributions from:
Net investment income	(0.24)	(0.28)	(0.32)	(0.16)
Net asset value, end of year	$11.03	$11.28	$11.55	$10.93
Total return[e]	(0.17)%	0.09%	8.68%	2.22%
Ratios to average net assets[f]
Expenses[g]	0.87%	0.87%	0.86%	0.88%
Net investment income	2.07%	2.49%	2.70%	3.06%
Supplemental data
Net assets, end of year (000’s)	$69,773	$56,810	$48,032	$18,110
Portfolio turnover rate	16.61%	22.66%	4.83%	9.46%

a. For the year ended February 29.

b. For the period September 10, 2018 (effective date) to February 28, 2019.

c. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

d. Based on average daily shares outstanding.

e. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

f. Ratios are annualized for periods less than one year.

g. Benefit of expense reduction rounds to less than 0.01%.

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Franklin Louisiana Tax-Free Income Fund - Class A1

Year Ended February 28,

	2022	2021	2020[a]		2019		2018
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.28	$11.55	$10.92		$10.90		$11.15
Income from investment operations[b]:
Net investment income[c]	0.25	0.30	0.32		0.35		0.36
Net realized and unrealized gains (losses)	(0.25)	(0.28)	0.64		0.02		(0.24)
Total from investment operations	—	0.02	0.96		0.37		0.12
Less distributions from:
Net investment income	(0.25)	(0.29)	(0.33)		(0.35)		(0.37)
Net asset value, end of year	$11.03	$11.28	$11.55		$10.92		$10.90
Total return[d]	(0.02)%	0.24%	8.94%		3.45%		1.04%
Ratios to average net assets
Expenses	0.72% [e]	0.72% [e]	0.71%	[e]	0.73%	[e]	0.70%
Net investment income	2.22%	2.66%	2.85%		3.21%		3.23%
Supplemental data
Net assets, end of year (000’s)	$234,499	$250,576	$289,744		$284,259		$322,080
Portfolio turnover rate	16.61%	22.66%	4.83%		9.46%		21.83%

a. For the year ended February 29.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e. Benefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	Prospectus	91

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Louisiana Tax-Free Income Fund - Class C

Year Ended February 28,

	2022	2021	2020[a]		2019		2018
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.46	$11.74	$11.10		$11.07		$11.32
Income from investment operations[b]:
Net investment income[c]	0.19	0.24	0.26		0.29		0.30
Net realized and unrealized gains (losses)	(0.25)	(0.29)	0.65		0.03		(0.25)
Total from investment operations	(0.06)	(0.05)	0.91		0.32		0.05
Less distributions from:
Net investment income	(0.19)	(0.23)	(0.27)		(0.29)		(0.30)
Net asset value, end of year	$11.21	$11.46	$11.74		$11.10		$11.07
Total return[d]	(0.57)%	(0.39)%	8.34%		2.92%		0.46%
Ratios to average net assets
Expenses	1.26% [e]	1.26% [e]	1.26%	[e]	1.28%	[e]	1.25%
Net investment income	1.64%	2.08%	2.30%		2.66%		2.68%
Supplemental data
Net assets, end of year (000’s)	$19,991	$29,441	$38,066		$42,188		$61,399
Portfolio turnover rate	16.61%	22.66%	4.83%		9.46%		21.83%

a. For the year ended February 29.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e. Benefit of expense reduction rounds to less than 0.01%.

92	Prospectus	franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Louisiana Tax-Free Income Fund - Class R6

Year Ended February 28,

	2022	2021	2020[a]		2019		2018[b]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.28	$11.55	$10.93		$10.90		$11.18
Income from investment operations[c]:
Net investment income[d]	0.27	0.31	0.33		0.36		0.22
Net realized and unrealized gains (losses)	(0.25)	(0.27)	0.64		0.03		(0.28)
Total from investment operations	0.02	0.04	0.97		0.39		(0.06)
Less distributions from:
Net investment income	(0.27)	(0.31)	(0.35)		(0.36)		(0.22)
Net asset value, end of year	$11.03	$11.28	$11.55		$10.93		$10.90
Total return[e]	0.12%	0.38%	8.99%		3.67%		(0.59)%
Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	0.59%	0.60%	0.60%		0.61%		0.60%
Expenses net of waiver and payments by affiliates	0.58% [g]	0.58% [g]	0.58%	[g]	0.59%	[g]	0.57%
Net investment income	2.36%	2.78%	2.98%		3.35%		3.36%
Supplemental data
Net assets, end of year (000’s)	$8,031	$6,076	$5,383		$3,865		$3,683
Portfolio turnover rate	16.61%	22.66%	4.83%		9.46%		21.83%

a. For the year ended February 29.

b. For the period August 1, 2017 (effective date) to February 28, 2018.

c. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

d. Based on average daily shares outstanding.

e. Total return is not annualized for periods less than one year.

f. Ratios are annualized for periods less than one year.

g. Benefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	Prospectus	93

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Louisiana Tax-Free Income Fund - Advisor Class

Year Ended February 28,

	2022	2021	2020[a]		2019		2018
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.28	$11.55	$10.93		$10.90		$11.15
Income from investment operations[b]:
Net investment income[c]	0.26	0.31	0.33		0.36		0.37
Net realized and unrealized gains (losses)	(0.24)	(0.28)	0.63		0.03		(0.24)
Total from investment operations	0.02	0.03	0.96		0.39		0.13
Less distributions from:
Net investment income	(0.27)	(0.30)	(0.34)		(0.36)		(0.38)
Net asset value, end of year	$11.03	$11.28	$11.55		$10.93		$10.90
Total return	0.08%	0.34%	8.95%		3.65%		1.14%
Ratios to average net assets
Expenses	0.62% [d]	0.62% [d]	0.61%	[d]	0.63%	[d]	0.60%
Net investment income	2.32%	2.73%	2.95%		3.31%		3.33%
Supplemental data
Net assets, end of year (000’s)	$42,264	$37,329	$27,945		$19,580		$14,091
Portfolio turnover rate	16.61%	22.66%	4.83%		9.46%		21.83%

a. For the year ended February 29.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Benefit of expense reduction rounds to less than 0.01%.

94	Prospectus	franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Maryland Tax-Free Income Fund - Class A

Year Ended February 28,

	2022	2021	2020[a]	2019[b]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.97	$11.35	$10.80	$10.76
Income from investment operations[c]:
Net investment income[d]	0.23	0.28	0.29	0.15
Net realized and unrealized gains (losses)	(0.26)	(0.38)	0.57	0.04
Total from investment operations	(0.03)	(0.10)	0.86	0.19
Less distributions from:
Net investment income	(0.23)	(0.28)	(0.31)	(0.15)
Net asset value, end of year	$10.71	$10.97	$11.35	$10.80
Total return[e]	(0.30)%	(0.84)%	8.11%	1.84%
Ratios to average net assets[f]
Expenses[g]	0.87%	0.87%	0.88%	0.88%
Net investment income	2.10%	2.55%	2.65%	2.95%
Supplemental data
Net assets, end of year (000’s)	$90,950	$78,374	$60,104	$26,572
Portfolio turnover rate	15.00%	28.27%	7.50%	5.33%

a. For the year ended February 29.

b. For the period September 10, 2018 (effective date) to February 28, 2019.

c. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

d. Based on average daily shares outstanding.

e. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

f. Ratios are annualized for periods less than one year.

g. Benefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	Prospectus	95

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Maryland Tax-Free Income Fund - Class A1

Year Ended February 28,

	2022	2021	2020[a]		2019		2018
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.97	$11.36	$10.80		$10.76		$11.10
Income from investment operations[b]:
Net investment income[c]	0.25	0.30	0.31		0.33		0.34
Net realized and unrealized gains (losses)	(0.26)	(0.39)	0.58		0.05		(0.32)
Total from investment operations	(0.01)	(0.09)	0.89		0.38		0.02
Less distributions from:
Net investment income	(0.25)	(0.30)	(0.33)		(0.34)		(0.36)
Net asset value, end of year	$10.71	$10.97	$11.36		$10.80		$10.76
Total return[d]	(0.15)%	(0.69)%	8.27%		3.59%		0.13%
Ratios to average net assets
Expenses	0.72% [e]	0.72% [e]	0.73%	[e]	0.73%	[e]	0.70%
Net investment income	2.25%	2.72%	2.80%		3.10%		3.07%
Supplemental data
Net assets, end of year (000’s)	$214,264	$240,637	$270,309		$279,750		$319,120
Portfolio turnover rate	15.00%	28.27%	7.50%		5.33%		11.36%

a. For the year ended February 29.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e. Benefit of expense reduction rounds to less than 0.01%.

96	Prospectus	franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Maryland Tax-Free Income Fund - Class C

Year Ended February 28,

	2022	2021	2020[a]		2019		2018
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.20	$11.59	$11.02		$10.98		$11.31
Income from investment operations[b]:
Net investment income[c]	0.19	0.24	0.25		0.28		0.28
Net realized and unrealized gains (losses)	(0.26)	(0.39)	0.59		0.04		(0.32)
Total from investment operations	(0.07)	(0.15)	0.84		0.32		(0.04)
Less distributions from:
Net investment income	(0.19)	(0.24)	(0.27)		(0.28)		(0.29)
Net asset value, end of year	$10.94	$11.20	$11.59		$11.02		$10.98
Total return[d]	(0.70)%	(1.30)%	7.75%		2.94%		(0.34)%
Ratios to average net assets
Expenses	1.26% [e]	1.26% [e]	1.28%	[e]	1.28%	[e]	1.25%
Net investment income	1.65%	2.13%	2.25%		2.55%		2.52%
Supplemental data
Net assets, end of year (000’s)	$24,227	$34,896	$45,502		$56,323		$92,553
Portfolio turnover rate	15.00%	28.27%	7.50%		5.33%		11.36%

a. For the year ended February 29.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e. Benefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	Prospectus	97

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Maryland Tax-Free Income Fund - Class R6

Year Ended February 28,

	2022		2021	2020[a]		2019		2018[b]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.99		$11.37	$10.82		$10.78		$11.05
Income from investment operations[c]:
Net investment income[d]	0.26		0.31	0.32		0.35		0.21
Net realized and unrealized gains (losses)	(0.25)		(0.37)	0.58		0.04		(0.27)
Total from investment operations	0.01		(0.06)	0.90		0.39		(0.06)
Less distributions from:
Net investment income	(0.27)		(0.32)	(0.35)		(0.35)		(0.21)
Net asset value, end of year	$10.73		$10.99	$11.37		$10.82		$10.78
Total return[e]	(—)%	[f]	(0.55)%	8.41%		3.71%		(0.58)%
Ratios to average net assets[g]
Expenses before waiver and payments by affiliates	0.57%		0.59%	0.60%		0.61%		0.62%
Expenses net of waiver and payments by affiliates	0.57%	[h,i]	0.57% [h]	0.58%	[h]	0.58%	[h]	0.56%
Net investment income	2.39%		2.81%	2.95%		3.25%		3.21%
Supplemental data
Net assets, end of year (000’s)	$13,771		$8,033	$3,642		$1,753		$1,376
Portfolio turnover rate	15.00%		28.27%	7.50%		5.33%		11.36%

a. For the year ended February 29.

b. For the period August 1, 2017 (effective date) to February 28, 2018.

c. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

d. Based on average daily shares outstanding.

e. Total return is not annualized for periods less than one year.

f. Rounds to less than 0.01%.

g. Ratios are annualized for periods less than one year.

h. Benefit of expense reduction rounds to less than 0.01%.

i. Benefit of waiver and payments by affiliates rounds to less than 0.01%.

98	Prospectus	franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Maryland Tax-Free Income Fund - Advisor Class

Year Ended February 28,

	2022	2021	2020[a]		2019		2018
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.98	$11.37	$10.81		$10.77		$11.11
Income from investment operations[b]:
Net investment income[c]	0.26	0.31	0.32		0.34		0.35
Net realized and unrealized gains (losses)	(0.25)	(0.39)	0.58		0.05		(0.32)
Total from investment operations	0.01	(0.08)	0.90		0.39		0.03
Less distributions from:
Net investment income	(0.26)	(0.31)	(0.34)		(0.35)		(0.37)
Net asset value, end of year	$10.73	$10.98	$11.37		$10.81		$10.77
Total return	0.04%	(0.68)%	8.47%		3.68%		0.22%
Ratios to average net assets
Expenses	0.62% [d]	0.62% [d]	0.63%	[d]	0.63%	[d]	0.60%
Net investment income	2.35%	2.81%	2.90%		3.20%		3.17%
Supplemental data
Net assets, end of year (000’s)	$55,284	$57,854	$54,079		$44,264		$40,532
Portfolio turnover rate	15.00%	28.27%	7.50%		5.33%		11.36%

a. For the year ended February 29.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Benefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	Prospectus	99

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Missouri Tax-Free Income Fund - Class A

Year Ended February 28,

	2022	2021	2020[a]	2019[b]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.85	$12.09	$11.47	$11.41
Income from investment operations[c]:
Net investment income[d]	0.28	0.29	0.31	0.16
Net realized and unrealized gains (losses)	(0.37)	(0.24)	0.63	0.06
Total from investment operations	(0.09)	0.05	0.94	0.22
Less distributions from:
Net investment income	(0.28)	(0.29)	(0.32)	(0.16)
Net asset value, end of year	$11.48	$11.85	$12.09	$11.47
Total return[e]	(0.84)%	0.41%	8.32%	1.98%
Ratios to average net assets[f]
Expenses[g]	0.81%	0.81%	0.81%	0.84%
Net investment income	2.33%	2.42%	2.62%	2.96%
Supplemental data
Net assets, end of year (000’s)	$208,059	$169,677	$122,845	$63,400
Portfolio turnover rate	21.64%	18.20%	14.83%	9.79%

a. For the year ended February 29.

b. For the period September 10, 2018 (effective date) to February 28, 2019.

c. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

d. Based on average daily shares outstanding.

e. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

f. Ratios are annualized for periods less than one year.

g. Benefit of expense reduction rounds to less than 0.01%.

100	Prospectus	franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Missouri Tax-Free Income Fund - Class A1

Year Ended February 28,

	2022	2021	2020[a]		2019		2018
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.84	$12.09	$11.46		$11.38		$11.74
Income from investment operations[b]:
Net investment income[c]	0.30	0.31	0.33		0.35		0.36
Net realized and unrealized gains (losses)	(0.36)	(0.26)	0.64		0.09		(0.34)
Total from investment operations	(0.06)	0.05	0.97		0.44		0.02
Less distributions from:
Net investment income	(0.30)	(0.30)	(0.34)		(0.36)		(0.38)
Net asset value, end of year	$11.48	$11.84	$12.09		$11.46		$11.38
Total return[d]	(0.60)%	0.48%	8.58%		3.90%		0.12%
Ratios to average net assets
Expenses	0.66% [e]	0.66% [e]	0.66%	[e]	0.69%	[e]	0.66%
Net investment income	2.49%	2.58%	2.77%		3.11%		3.05%
Supplemental data
Net assets, end of year (000’s)	$588,698	$647,517	$708,399		$700,839		$793,226
Portfolio turnover rate	21.64%	18.20%	14.83%		9.79%		20.04%

a. For the year ended February 29.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e. Benefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	Prospectus	101

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Missouri Tax-Free Income Fund - Class C

Year Ended February 28,

	2022	2021	2020[a]		2019		2018
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.97	$12.21	$11.58		$11.49		$11.86
Income from investment operations[b]:
Net investment income[c]	0.23	0.24	0.26		0.29		0.29
Net realized and unrealized gains (losses)	(0.37)	(0.24)	0.65		0.09		(0.35)
Total from investment operations	(0.14)	—	0.91		0.38		(0.06)
Less distributions from:
Net investment income	(0.23)	(0.24)	(0.28)		(0.29)		(0.31)
Net asset value, end of year	$11.60	$11.97	$12.21		$11.58		$11.49
Total return[d]	(1.23)%	0.01%	7.92%		3.37%		(0.53)%
Ratios to average net assets
Expenses	1.20% [e]	1.21% [e]	1.21%	[e]	1.24%	[e]	1.21%
Net investment income	1.91%	2.01%	2.22%		2.56%		2.50%
Supplemental data
Net assets, end of year (000’s)	$52,654	$74,779	$104,721		$108,739		$149,306
Portfolio turnover rate	21.64%	18.20%	14.83%		9.79%		20.04%

a. For the year ended February 29.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e. Benefit of expense reduction rounds to less than 0.01%.

102	Prospectus	franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Missouri Tax-Free Income Fund - Class R6

Year Ended February 28,

	2022	2021	2020[a]		2019		2018[b]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.85	$12.10	$11.47		$11.38		$11.72
Income from investment operations[c]:
Net investment income[d]	0.31	0.32	0.34		0.37		0.22
Net realized and unrealized gains (losses)	(0.36)	(0.25)	0.65		0.09		(0.35)
Total from investment operations	(0.05)	0.07	0.99		0.46		(0.13)
Less distributions from:
Net investment income	(0.31)	(0.32)	(0.36)		(0.37)		(0.21)
Net asset value, end of year	$11.49	$11.85	$12.10		$11.47		$11.38
Total return[e]	(0.47)%	0.61%	8.71%		4.12%		(1.11)%
Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	0.53%	0.53%	0.54%		0.55%		0.55%
Expenses net of waiver and payments by affiliates	0.52% [g]	0.53% [g,h]	0.53%	[g]	0.54%	[g]	0.53%
Net investment income	2.61%	2.70%	2.90%		3.26%		3.18%
Supplemental data
Net assets, end of year (000’s)	$33,747	$30,329	$23,700		$18,929		$17,534
Portfolio turnover rate	21.64%	18.20%	14.83%		9.79%		20.04%

a. For the year ended February 29.

b. For the period August 1, 2017 (effective date) to February 28, 2018.

c. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

d. Based on average daily shares outstanding.

e. Total return is not annualized for periods less than one year.

f. Ratios are annualized for periods less than one year.

g. Benefit of expense reduction rounds to less than 0.01%.

h. Benefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com	Prospectus	103

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Missouri Tax-Free Income Fund - Advisor Class

Year Ended February 28,

	2022	2021	2020[a]		2019		2018
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.85	$12.09	$11.47		$11.38		$11.75
Income from investment operations[b]:
Net investment income[c]	0.31	0.32	0.34		0.37		0.37
Net realized and unrealized gains (losses)	(0.36)	(0.24)	0.63		0.09		(0.35)
Total from investment operations	(0.05)	0.08	0.97		0.46		0.02
Less distributions from:
Net investment income	(0.31)	(0.32)	(0.35)		(0.37)		(0.39)
Net asset value, end of year	$11.49	$11.85	$12.09		$11.47		$11.38
Total return	(0.50)%	0.66%	8.59%		4.09%		0.12%
Ratios to average net assets
Expenses	0.56% [d]	0.56% [d]	0.56%	[d]	0.59%	[d]	0.56%
Net investment income	2.59%	2.68%	2.87%		3.21%		3.15%
Supplemental data
Net assets, end of year (000’s)	$86,643	$85,456	$82,970		$60,117		$72,460
Portfolio turnover rate	21.64%	18.20%	14.83%		9.79%		20.04%

a. For the year ended February 29.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Benefit of expense reduction rounds to less than 0.01%.

104	Prospectus	franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin North Carolina Tax-Free Income Fund - Class A

Year Ended February 28,

	2022	2021	2020[a]	2019[b]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.62	$11.84	$11.30	$11.26
Income from investment operations[c]:
Net investment income[d]	0.21	0.27	0.28	0.15
Net realized and unrealized gains (losses)	(0.31)	(0.23)	0.56	0.04
Total from investment operations	(0.10)	0.04	0.84	0.19
Less distributions from:
Net investment income	(0.21)	(0.26)	(0.30)	(0.15)
Net asset value, end of year	$11.31	$11.62	$11.84	$11.30
Total return[e]	(0.89)%	0.38%	7.50%	1.77%
Ratios to average net assets[f]
Expenses[g]	0.82%	0.81%	0.82%	0.83%
Net investment income	1.81%	2.27%	2.48%	2.86%
Supplemental data
Net assets, end of year (000’s)	$167,474	$145,847	$101,981	$49,192
Portfolio turnover rate	23.40%	15.09%	15.22%	11.61%

a. For the year ended February 29.

b. For the period September 10, 2018 (effective date) to February 28, 2019.

c. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

d. Based on average daily shares outstanding.

e. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

f. Ratios are annualized for periods less than one year.

g. Benefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	Prospectus	105

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin North Carolina Tax-Free Income Fund - Class A1

Year Ended February 28,

	2022	2021	2020[a]		2019		2018
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.62	$11.84	$11.30		$11.28		$11.70
Income from investment operations[b]:
Net investment income[c]	0.23	0.29	0.30		0.34		0.35
Net realized and unrealized gains (losses)	(0.31)	(0.23)	0.56		0.03		(0.40)
Total from investment operations	(0.08)	0.06	0.86		0.37		(0.05)
Less distributions from:
Net investment income	(0.23)	(0.28)	(0.32)		(0.35)		(0.37)
Net asset value, end of year	$11.31	$11.62	$11.84		$11.30		$11.28
Total return[d]	(0.65)%	0.44%	7.66%		3.32%		(0.45)%
Ratios to average net assets
Expenses	0.67% [e]	0.67% [e]	0.67%	[e]	0.68%	[e]	0.66%
Net investment income	1.97%	2.44%	2.63%		3.01%		3.00%
Supplemental data
Net assets, end of year (000’s)	$462,916	$521,406	$567,825		$577,052		$660,167
Portfolio turnover rate	23.40%	15.09%	15.22%		11.61%		10.07%

a. For the year ended February 29.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e. Benefit of expense reduction rounds to less than 0.01%.

106	Prospectus	franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin North Carolina Tax-Free Income Fund - Class C

Year Ended February 28,

	2022	2021	2020[a]		2019		2018
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.81	$12.04	$11.49		$11.46		$11.88
Income from investment operations[b]:
Net investment income[c]	0.17	0.22	0.24		0.28		0.29
Net realized and unrealized gains (losses)	(0.33)	(0.23)	0.56		0.03		(0.41)
Total from investment operations	(0.16)	(0.01)	0.80		0.31		(0.12)
Less distributions from:
Net investment income	(0.16)	(0.22)	(0.25)		(0.28)		(0.30)
Net asset value, end of year	$11.49	$11.81	$12.04		$11.49		$11.46
Total return[d]	(1.36)%	(0.11)%	7.07%		2.78%		(1.00)%
Ratios to average net assets
Expenses	1.21% [e]	1.21% [e]	1.22%	[e]	1.23%	[e]	1.21%
Net investment income	1.40%	1.87%	2.08%		2.46%		2.45%
Supplemental data
Net assets, end of year (000’s)	$42,794	$63,485	$90,244		$105,371		$159,556
Portfolio turnover rate	23.40%	15.09%	15.22%		11.61%		10.07%

a. For the year ended February 29.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e. Benefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	Prospectus	107

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin North Carolina Tax-Free Income Fund - Class R6

Year Ended February 28,

	2022	2021	2020[a]		2019		2018
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.61	$11.84	$11.29		$11.27		$11.59
Income from investment operations[b]:
Net investment income[c]	0.25	0.30	0.32		0.35		0.22
Net realized and unrealized gains (losses)	(0.31)	(0.23)	0.56		0.03		(0.33)
Total from investment operations	(0.06)	0.07	0.88		0.38		(0.11)
Less distributions from:
Net investment income	(0.25)	(0.30)	(0.33)		(0.36)		(0.21)
Net asset value, end of year	$11.30	$11.61	$11.84		$11.29		$11.27
Total return	(0.60)%	0.57%	7.90%		3.45%		(0.97)%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.54%	0.54%	0.55%		0.56%		0.56%
Expenses net of waiver and payments by affiliates	0.53% [d]	0.53% [d]	0.54%	[d]	0.54%	[d]	0.53%
Net investment income	2.10%	2.56%	2.76%		3.15%		3.13%
Supplemental data
Net assets, end of year (000’s)	$23,000	$17,426	$10,948		$7,776		$9,117
Portfolio turnover rate	23.40%	15.09%	15.22%		11.61%		10.07%

a. For the year ended February 29.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Benefit of expense reduction rounds to less than 0.01%.

108	Prospectus	franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin North Carolina Tax-Free Income Fund - Advisor Class

Year Ended February 28,

	2022	2021	2020[a]		2019		2018
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.62	$11.84	$11.30		$11.28		$11.70
Income from investment operations[b]:
Net investment income[c]	0.24	0.30	0.31		0.35		0.36
Net realized and unrealized gains (losses)	(0.31)	(0.23)	0.56		0.03		(0.40)
Total from investment operations	(0.07)	0.07	0.87		0.38		(0.04)
Less distributions from:
Net investment income	(0.24)	(0.29)	(0.33)		(0.36)		(0.38)
Net asset value, end of year	$11.31	$11.62	$11.84		$11.30		$11.28
Total return	(0.64)%	0.63%	7.77%		3.42%		(0.36)%
Ratios to average net assets
Expenses	0.57% [d]	0.57% [d]	0.57%	[d]	0.58%	[d]	0.56%
Net investment income	2.06%	2.53%	2.73%		3.11%		3.10%
Supplemental data
Net assets, end of year (000’s)	$132,919	$121,041	$105,851		$84,506		$80,819
Portfolio turnover rate	23.40%	15.09%	15.22%		11.61%		10.07%

a. For the year ended February 29.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Benefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	Prospectus	109

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Virginia Tax-Free Income Fund - Class A

Year Ended February 28,

	2022	2021	2020[a]	2019[b]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.13	$11.42	$10.92	$10.87
Income from investment operations[c]:
Net investment income[d]	0.19	0.22	0.28	0.15
Net realized and unrealized gains (losses)	(0.34)	(0.29)	0.52	0.05
Total from investment operations	(0.15)	(0.07)	0.80	0.20
Less distributions from:
Net investment income	(0.19)	(0.22)	(0.30)	(0.15)
Net asset value, end of year	$10.79	$11.13	$11.42	$10.92
Total return[e]	(1.38)%	(0.58)%	7.40%	1.90%
Ratios to average net assets[f]
Expenses[g]	0.84%	0.84%	0.84%	0.84%
Net investment income	1.71%	1.97%	2.54%	3.01%
Supplemental data
Net assets, end of year (000’s)	$108,135	$107,395	$77,058	$39,565
Portfolio turnover rate	34.49%	31.54%	14.44%	9.60%

a. For the year ended February 29.

b. For the period September 10, 2018 (effective date) to February 28, 2019.

c. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

d. Based on average daily shares outstanding.

e. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

f. Ratios are annualized for periods less than one year.

g. Benefit of expense reduction rounds to less than 0.01%.

110	Prospectus	franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Virginia Tax-Free Income Fund - Class A1

Year Ended February 28,

	2022	2021	2020[a]		2019		2018
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.12	$11.42	$10.91		$10.91		$11.31
Income from investment operations[b]:
Net investment income[c]	0.21	0.24	0.30		0.34		0.35
Net realized and unrealized gains (losses)	(0.33)	(0.30)	0.52		—	[d]	(0.39)
Total from investment operations	(0.12)	(0.06)	0.82		0.34		(0.04)
Less distributions from:
Net investment income	(0.21)	(0.24)	(0.31)		(0.34)		(0.36)
Net asset value, end of year	$10.79	$11.12	$11.42		$10.91		$10.91
Total return[e]	(1.15)%	(0.52)%	7.66%		3.22%		(0.34)%
Ratios to average net assets
Expenses	0.69%[f]	0.69%[f]	0.69%	[f]	0.69%	[f]	0.68% [g]
Net investment income	1.86%	2.15%	2.69%		3.16%		3.15%
Supplemental data
Net assets, end of year (000’s)	$316,275	$353,874	$398,547		$402,739		$454,423
Portfolio turnover rate	34.49%	31.54%	14.44%		9.60%		9.87%
a. For the year ended February 29.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Amount rounds to less than $0.01 per share.

e. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

f. Benefit of expense reduction rounds to less than 0.01%.

g. Benefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com	Prospectus	111

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Virginia Tax-Free Income Fund - Class C

Year Ended February 28,

	2022	2021	2020[a]		2019		2018
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.32	$11.62	$11.10		$11.09		$11.49
Income from investment operations[b]:
Net investment income[c]	0.15	0.18	0.24		0.29		0.30
Net realized and unrealized gains (losses)	(0.34)	(0.30)	0.54		—	[d]	(0.40)
Total from investment operations	(0.19)	(0.12)	0.78		0.29		(0.10)
Less distributions from:
Net investment income	(0.15)	(0.18)	(0.26)		(0.28)		(0.30)
Net asset value, end of year	$10.98	$11.32	$11.62		$11.10		$11.09
Total return[e]	(1.76)%	(1.05)%	7.07%		2.68%		(0.89)%
Ratios to average net assets
Expenses	1.23% [f]	1.24% [f]	1.24%	[f]	1.24%	[f]	1.23% [g]
Net investment income	1.27%	1.58%	2.14%		2.61%		2.60%
Supplemental data
Net assets, end of year (000’s)	$20,687	$38,151	$52,357		$62,041		$90,666
Portfolio turnover rate	34.49%	31.54%	14.44%		9.60%		9.87%

a. For the year ended February 29.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Amount rounds to less than $0.01 per share.

e. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

f. Benefit of expense reduction rounds to less than 0.01%.

g. Benefit of waiver and payments by affiliates rounds to less than 0.01%.

112	Prospectus	franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Virginia Tax-Free Income Fund - Class R6

Year Ended February 28,

	2022	2021	2020[a]		2019		2018[b]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.13	$11.43	$10.92		$10.91		$11.25
Income from investment operations[c]:
Net investment income[d]	0.22	0.25	0.32		0.36		0.22
Net realized and unrealized gains (losses)	(0.32)	(0.29)	0.52		0.01		(0.35)
Total from investment operations	(0.10)	(0.04)	0.84		0.37		(0.13)
Less distributions from:
Net investment income	(0.23)	(0.26)	(0.33)		(0.36)		(0.21)
Net asset value, end of year	$10.80	$11.13	$11.43		$10.92		$10.91
Total return[e]	(1.00)%	(0.38)%	7.80%		3.44%		(1.14)%
Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	0.56%	0.57%	0.56%		0.57%		0.57%
Expenses net of waiver and payments by affiliates	0.55% [g]	0.55% [g]	0.55%	[g]	0.55%	[g]	0.54%
Net investment income	2.00%	2.27%	2.83%		3.30%		3.29%
Supplemental data
Net assets, end of year (000’s)	$7,778	$6,812	$5,829		$4,947		$5,028
Portfolio turnover rate	34.49%	31.54%	14.44%		9.60%		9.87%

a. For the year ended February 29.

b. For the period August 1, 2017 (effective date) to February 28, 2018.

c. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

d. Based on average daily shares outstanding.

e. Total return is not annualized for periods less than one year.

f. Ratios are annualized for periods less than one year.

g. Benefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	Prospectus	113

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Virginia Tax-Free Income Fund - Advisor Class

Year Ended February 28,

	2022	2021	2020[a]		2019		2018
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.13	$11.43	$10.92		$10.92		$11.31
Income from investment operations[b]:
Net investment income[c]	0.22	0.25	0.31		0.35		0.36
Net realized and unrealized gains (losses)	(0.33)	(0.30)	0.53		0.01		(0.38)
Total from investment operations	(0.11)	(0.05)	0.84		0.36		(0.02)
Less distributions from:
Net investment income	(0.22)	(0.25)	(0.33)		(0.36)		(0.37)
Net asset value, end of year	$10.80	$11.13	$11.43		$10.92		$10.92
Total return	(1.05)%	(0.42)%	7.76%		3.32%		(0.15)%
Ratios to average net assets
Expenses	0.59% [d]	0.59% [d]	0.59%	[d]	0.59%	[d]	0.58% [e]
Net investment income	1.96%	2.23%	2.79%		3.26%		3.25%
Supplemental data
Net assets, end of year (000’s)	$138,033	$128,837	$109,844		$84,880		$85,293
Portfolio turnover rate	34.49%	31.54%	14.44%		9.60%		9.87%

a. For the year ended February 29.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Benefit of expense reduction rounds to less than 0.01%.

e. Benefit of waiver and payments by affiliates rounds to less than 0.01%.

114	Prospectus	franklintempleton.com

FRANKLIN TAX-FREE TRUST
YOUR ACCOUNT

Your Account

Choosing a Share Class

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Some share classes may not be offered by certain financial intermediaries. Your financial intermediary or investment representative (financial advisor) can help you decide which class is best for you. Investors may purchase Class C shares only for Fund accounts on which they have appointed an investment representative (financial advisor) of record. Investors who have not appointed an investment representative (financial advisor) to existing Class C share Fund accounts may not make additional purchases to those accounts but may exchange their shares for shares of a Franklin Templeton and Legg Mason fund that offers Class C shares. Dividend and capital gain distributions may continue to be reinvested in existing Class C share Fund accounts.

For purposes of the first paragraph under the “Fees and Expenses of the Fund” section of the Fund summary regarding sales charge discounts, the term “Franklin Templeton funds” includes Legg Mason funds, BrandywineGLOBAL funds, ClearBridge Investments funds, Martin Currie funds, and Western Asset funds, as more fully discussed below.

Class A	Class A1	Class C	Class R6	Advisor Class
Initial sales charge of 3.75% or less	Initial sales charge of 3.75% or less	No initial sales charge	See “Qualified Investors - Class R6” below	See “Qualified Investors - Advisor Class” below
Deferred sales charge of 1% on purchases of $250,000 or more sold within 18 months	Deferred sales charge of 1% on purchases of $250,000 or more sold within 18 months	Deferred sales charge of 1% on shares you sell within 12 months
Lower annual expenses than Class C due to lower distribution fees	Lower annual expenses than Class C due to lower distribution fees	Higher annual expenses than Class A due to higher distribution fees. Automatic conversion to Class A shares after approximately eight years, reducing future annual expenses.

franklintempleton.com	Prospectus	115

FRANKLIN TAX-FREE TRUST
YOUR ACCOUNT

Class A1 shares were closed to new investors effective at the close of market on September 7, 2018. Existing investors who had an open and funded account as of that date will be able to continue to invest in Class A1 shares of the Fund through reinvestment of dividends, exchanges and additional purchases after such date. Employer sponsored retirement plans, benefit plans, or discretionary allocation programs that have Class A1 shares of a Fund available to participants or clients on or before September 7, 2018, may continue to open accounts for new participants in such share class and purchase additional shares in existing participant accounts.

Class A, A1 & C

The availability of certain sales charge waivers and discounts may depend on whether you purchase your shares directly from the Fund or through a financial intermediary. Different intermediaries may impose different sales charges (including potential reductions in or waivers of sales charges) other than those listed below. Such intermediary-specific sales charge variations are described in Appendix A to this prospectus, entitled "Intermediary Sales Charge Discounts and Waivers." Appendix A is incorporated herein by reference (is legally a part of this prospectus).

In all instances, it is the purchaser's responsibility to notify the Fund or the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive these waivers or discounts.

As noted above, the availability of certain share classes and/or shareholder privileges or services described in this prospectus will depend on the policies, procedures and trading platforms of your financial intermediary. Accordingly, you may be invested through your financial intermediary in a share class that has higher annual fees and expenses than other share classes offered in this prospectus, which will have an adverse impact on your investment return. The Fund is not responsible for any additional share class eligibility requirements, investment minimums, exchange privileges, or other policies imposed by financial intermediaries or for notifying shareholders of any changes to them. It is the responsibility of the financial intermediary (and not the Fund) to ensure that you obtain proper financial intermediary-specific waivers, discounts, investment minimums, minimum account balances and other special arrangements and that you are placed in the proper share class for which you are eligible through your financial intermediary. Please consult your financial adviser to consider your options, including your eligibility to

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qualify for the share classes and/or shareholder privileges or services described in this prospectus.

Sales Charge - Class A & A1

when you invest this amount	the sales charge makes up this % of the offering price[1]	which equals this % of your net investment[1]
Under $100,000	3.75	3.90
$100,000 but under $250,000	3.25	3.36
$250,000 or more	0.00	0.00

1.

The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.

Sales Charge Reductions

Quantity discounts. We offer two ways for you to combine your current purchase of Class A and/or Class A1 Fund shares with other existing Franklin Templeton and Legg Mason fund share holdings that might enable you to qualify for a lower sales charge with your current purchase. You can qualify for a lower sales charge when you reach certain "sales charge breakpoints." This quantity discount information is also available free of charge at franklintempleton.com/quantity-discounts. This web page can also be reached at franklintempleton.com by clicking the "Investments Resources” under “Investments & Solutions" tab and then choosing "Quantity Discounts for Class A Shares."

1. Cumulative quantity discount - lets you combine certain existing holdings of Franklin Templeton and Legg Mason fund shares - referred to as "cumulative quantity discount eligible shares" - with your current purchase of Class A and/or Class A1 shares to determine if you qualify for a sales charge breakpoint.

Cumulative quantity discount eligible shares are Franklin Templeton and Legg Mason fund shares registered to (or held by a financial intermediary for):

• You, individually;

• Your "family member," defined as your spouse or domestic partner, as recognized by applicable state law, and your children under the age of 21;

• You jointly with one or more family members;

• You jointly with another person(s) who is (are) not family members if that other person has not included the value of the jointly-owned shares as cumulative quantity discount eligible shares for purposes of that person’s separate investments in Franklin Templeton and Legg Mason fund shares;

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• A Coverdell Education Savings account for which you or a family member is the identified responsible person;

• A trustee/custodian of an IRA (which includes a Roth IRA and an employer sponsored IRA such as a SIMPLE IRA) or your non-ERISA covered 403(b) plan account, if the shares are registered/recorded under your or a family member's Social Security number;

• A 529 college savings plan over which you or a family member has investment discretion and control;

• Any entity over which you or a family member has (have) individual or shared authority, as principal, has investment discretion and control (for example, an UGMA/UTMA account for a child on which you or a family member is the custodian, a trust on which you or a family member is the trustee, a business account [not to include retirement plans] for your solely owned business [or the solely owned business of a family member] on which you or a family member is the authorized signer);

• A trust established by you or a family member as grantor.

Franklin Templeton and Legg Mason fund shares held through an administrator or trustee/custodian of an Employer Sponsored Retirement Plan (see definition below) such as a 401(k) plan do not qualify for a cumulative quantity discount.

Franklin Templeton and Legg Mason fund assets held in multiple Employer Sponsored Retirement Plans may be combined in order to qualify for sales charge breakpoints at the plan level if the plans are sponsored by the same employer.

If you believe there are cumulative quantity discount eligible shares that can be combined with your current purchase to achieve a sales charge breakpoint (for example, shares held in a different broker-dealer’s brokerage account or with a bank or an investment advisor), it is your responsibility to specifically identify those shares to your financial advisor at the time of your purchase (including at the time of any future purchase). It may be necessary for you to provide your financial advisor with information and records (including account statements) of all relevant accounts invested in the Franklin Templeton and Legg Mason funds. If you have not designated a financial advisor associated with your Franklin Templeton and Legg Mason fund shares, it is your responsibility to specifically identify any cumulative quantity discount eligible shares to the Fund’s transfer agent at the time of any purchase.

If there are cumulative quantity discount eligible shares that would qualify for combining with your current purchase and you do not tell your financial advisor or the Franklin Templeton and Legg Mason funds’ transfer agent at the time of any purchase, you may not receive the benefit of a reduced sales charge that might

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otherwise be available since your financial advisor and the Fund generally will not have that information.

The value of cumulative quantity discount eligible shares equals the current or cost value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares as of the day prior to your current purchase by their public offering price on the day of your current purchase. The cost value of shares is determined by aggregating the amount you invested in cumulative quantity discount eligible shares (including reinvested dividends and capital gains, but excluding capital appreciation), less any withdrawals, as of the date prior to your current purchase. It is your responsibility to retain any records necessary to substantiate historical share costs because neither your current financial advisor nor the Franklin Templeton and Legg Mason funds may have or maintain this information.

An "Employer Sponsored Retirement Plan" is a Qualified Retirement Plan, ERISA covered 403(b) plan and certain non-qualified deferred compensation arrangements that operate in a similar manner to a Qualified Retirement Plan, such as 457 plans and executive deferred compensation arrangements, but not including employer sponsored IRAs. A "Qualified Retirement Plan" is an employer sponsored pension or profit sharing plan that qualifies under section 401(a) of the Internal Revenue Code, including 401(k), money purchase pension, profit sharing and defined benefit plans.

2. Letter of intent (LOI) - expresses your intent to buy a stated dollar amount of “cumulative quantity discount eligible shares” (as defined in the “Cumulative quantity discount” section above) over a 13-month period and lets you receive the same sales charge as if all shares had been purchased at one time; however, purchases made under a right of reinvestment and appreciation of your holdings do not count as purchases made during the LOI period. During that 13-month period, additional purchases as well as reinvested dividends and capital gains are counted toward the fulfillment of your LOI. We will reserve 5% of your total intended purchase in Class A and/or Class A1 shares registered in your name until you fulfill your LOI to cover any additional sales charge that may apply if you do not buy the amount stated in your LOI. It is your responsibility to tell your financial advisor when you believe you have fulfilled your LOI with sufficient cumulative quantity discount eligible shares. The value of your cumulative quantity discount eligible shares (as calculated in the “Cumulative quantity discount” section above) as of the day prior to your LOI start date may be counted toward fulfillment of your LOI. The cost value of cumulative quantity discount eligible shares, however, may only be aggregated for share purchases that took place within 18 months of the LOI start date.

If you have not designated a financial advisor associated with your Franklin Templeton and Legg Mason fund shares, it is your responsibility to tell the Fund’s transfer agent when you believe you have fulfilled your LOI with sufficient

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cumulative quantity discount eligible shares. Please refer to the SAI for more LOI details.

To sign up for these programs, complete the appropriate section of your account application.

For purposes of the cumulative quantity discount and letter of intent, Franklin Templeton and Legg Mason funds include BrandywineGLOBAL funds, ClearBridge Investments funds, Martin Currie funds, and Western Asset funds. They do not include the funds in the Franklin Templeton Variable Insurance Products Trust, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust or Legg Mason Partners Money Market Trust (except for shares held in Distributor Accounts). Please contact your Service Agent or the fund for more information.

Sales Charge Waivers

Class A and/or Class A1 shares may be purchased without an initial sales charge or contingent deferred sales charge (CDSC) by certain investors. If you would like information about available sales charge waivers, call your investment representative or call Shareholder Services at (800) 632-2301.

Waivers for certain investors. The following investors or investments qualify to buy Class A and/or Class A1 shares without an initial sales charge or CDSC due to anticipated economies in sales efforts and expenses, including:

• Current employees of securities dealers that have executed a selling agreement with Franklin Distributors, LLC (Distributors) and their affiliates and their family members, as allowed by the internal policies of their employer.

• Employees of Franklin Templeton and its subsidiaries.

• Directors and officers of any Franklin Templeton or Legg Mason-sponsored fund.

• Assets held in accounts managed by a subsidiary of Franklin Resources, Inc.: (1) under an advisory agreement (including sub-advisory agreements); and/or (2) as trustee of an inter vivos or testamentary trust.

• Purchases by a bank, trust company or thrift institution that is acting as a fiduciary exercising investment discretion.

• Advisory Fee Programs. Shares acquired by an investor in connection with a comprehensive fee or other advisory fee arrangement between the investor and a registered broker-dealer, investment advisor, trust company, bank, or other financial intermediary (referred to as the “Sponsor”) in which the investor pays that Sponsor a fee for investment advisory services and the Sponsor or a broker-dealer through whom the shares are acquired has an agreement with Distributors authorizing the sale of Fund shares. No minimum initial investment.

• Clients of financial intermediaries who have entered into an agreement with Distributors and have been approved by Distributors to offer Fund shares

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through a network, platform or self-directed investment brokerage account that may charge a transaction or other fee to customers.

• Shareholders who purchase directly from the Funds and not through any financial intermediary (i.e., Distributors is the broker of record).

• Class C shareholders whose shares are converted to Class A shares after eight years under the Class C shares’ conversion feature.

• Purchases by or through a Franklin Templeton donor-advised fund (such as the Franklin or Fiduciary Trust Charitable Giving Programs).

Investments of $250,000 or More

If you invest $250,000 or more, either as a lump sum or through our cumulative quantity discount or letter of intent programs, you can buy Class A & A1 shares without an initial sales charge. However, there is a 1% CDSC on any shares you sell within 18 months of purchase. The way we calculate the CDSC is the same for each class (please see “Contingent Deferred Sales Charge (CDSC) -Class A, A1 & C”).

Distribution and Service (12b-1) Fees

Class A and Class A1 have a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Fund to pay distribution fees of up to 0.25% and 0.10% per year to those who sell and distribute Class A and Class A1 shares, respectively, and provide other services to shareholders. Because these fees are paid out of Class A's and Class A1's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

We calculate the amount of these fees over a 12-month period that may differ from the Fund's fiscal year. Therefore, the amount shown from time to time in the Fund's fee table (which is based upon the Fund's fiscal year) may differ from the amount set forth in the Rule 12b-1 plan due to timing differences.

Sales Charges - Class C
With Class C shares, there is no initial sales charge.

CDSC

There is a 1% CDSC on any Class C shares you sell within 12 months of purchase. The way we calculate the CDSC is the same for each class (please see "Contingent Deferred Sales Charge (CDSC) – Class A, A1 & C").

Distribution and Service (12b-1) Fees

Class C has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Fund to pay distribution and other fees of up to 0.65% per year for the sale of Class C shares and for services provided to shareholders. Because these fees are paid out of Class C's assets on an ongoing basis, over time these fees will increase

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the cost of your investment and may cost you more than paying other types of sales charges.

Automatic Conversion of Class C Shares to Class A Shares After 8-Year Holding Period

The Class C conversion feature provides that Class C shares that have been held for eight (8) years or more will automatically convert into Class A shares and will no longer be subject to Class C shares’ Rule 12b-1 fees (but will be subject to Class A share's Rule 12b-1 fee, if any) (the “Conversion Feature”). Class C shares of the Fund will convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 8-year anniversary of the Class C shares’ purchase date. The monthly conversion date typically occurs around the middle of every month and generally falls on a Friday.

Terms of the Conversion Feature. Class C shares that automatically convert to Class A shares of the Fund convert on the basis of the relative net asset values of the two classes. Shareholders do not pay a sales charge, including a CDSC, upon the conversion of their Class C shares to Class A shares pursuant to the Conversion Feature. The automatic conversion of the Fund’s Class C shares into Class A shares after the 8-year holding period is not expected to be a taxable event for federal income tax purposes. Shareholders should consult with their tax advisor regarding the state and local tax consequences of such conversions.

To the extent that you own Class C shares and Class A1 shares of the same Fund, please note that, after the 8-year holding period described above, your Class C shares will automatically convert into the Fund’s Class A shares (not the Fund’s Class A1 shares) and will be subject to Class A shares’ Rule 12b-1 fee. In some cases, you may be able to request the exchange of the Class A shares that you receive after the conversion into your existing Class A1 shares account; however, not all intermediaries can accommodate such requests. Please contact your financial intermediary for more information.

If you previously owned Class C shares of any Franklin Templeton or Legg Mason funds that were later merged or exchanged into the Fund, the time you held such shares counts towards the 8-year period for automatic conversion to Class A shares. Class C shares of the Fund acquired through automatic reinvestment of dividends or distributions convert to Class A shares of the Fund on the conversion date pro rata with the converting Class C shares of the Fund that were not acquired through reinvestment of dividends or distributions.

Class C shares held through a financial intermediary in an omnibus account automatically convert into Class A shares only if the intermediary can document that the shareholder has met the required holding period. In certain circumstances, when shares are invested through retirement plans, omnibus accounts, and in certain other instances, the Fund and its agents may not have transparency into

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how long a shareholder has held Class C shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares and the financial intermediary may not have the ability to track purchases to credit individual shareholders’ holding periods. This primarily occurs when shares are invested through certain record keepers for group retirement plans, where the intermediary cannot track share aging at the participant level. In these circumstances, the Fund cannot automatically convert Class C shares into Class A shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the shareholder or their financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the shareholder or their financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. In these circumstances, it is the financial intermediary’s (and not the Fund’s) responsibility to keep records and to ensure that the shareholder is credited with the proper holding period. Please consult with your financial intermediary about your shares’ eligibility for this conversion feature.

New accounts or plans may not be eligible to purchase Class C shares of the Fund if it is determined that the intermediary cannot track shareholder holding periods to determine whether a shareholder’s Class C shares are eligible for conversion to Class A shares. Accounts or plans (and their successor, related and affiliated plans) that have Class C shares of the Fund available to participants on or before October 5, 2018, may continue to open accounts for new participants in that share class and purchase additional shares in existing participant accounts. The Fund has no responsibility for overseeing, monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for conversion.

A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the conversion of Class C shares into Class A shares. In these cases, Class C shareholders may convert to Class A shares under the policies of the financial intermediary and the conversion may be structured as an exchange of Class C shares for Class A shares of the Fund. Financial intermediaries will be responsible for making such exchanges in those circumstances. Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares.

Contingent Deferred Sales Charge (CDSC) - Class A, A1 & C

The CDSC for each class is based on the current value of the shares being sold or their net asset value when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gain distributions.

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To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased. We will use this same method if you exchange your shares into another Franklin Templeton and Legg Mason funds (please see “Exchanging Shares”).

The holding period for the CDSC begins on the day you buy your shares. Your shares will age one month on that same date the next month and each following month. For example, if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month.

Reinstatement Privilege

If you sell any class of shares of Franklin Templeton and Legg Mason funds, you may reinvest all or a portion of the proceeds from that sale within 90 days within the same share class (or share class equivalent if the share class you redeemed from is closed to new investors) without an initial sales charge. If at the time of investment your shares are registered directly with the Fund’s transfer agent: Class C or Class R shares will be reinvested in Class A shares if the account does not have an investment representative of record. Proceeds from the earlier sale of Class Z shares from another fund may also be reinvested in Class A shares. Proceeds from the earlier sale of Class A1 shares from a fund must also be reinvested in Class A shares if the account holder no longer holds investments within Class A1 shares.

This reinstatement privilege does not apply to: (i) a purchase of Fund shares made through a regularly scheduled automatic investment plan such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account, or (ii) a purchase of Fund shares with proceeds from the sale of Franklin Templeton and Legg Mason funds shares that were held indirectly through a non-Franklin Templeton individual or employer sponsored IRA.

In order to take advantage of this reinstatement privilege, you must inform your investment representative or the Fund's transfer agent of this privilege at the time of your investment.

Generally, if you paid a CDSC when you sold your Class A or Class A1 or Class C shares, Distributors will credit back to you the CDSC paid on the amount you are reinvesting within 90 days of the sale by adding it to the amount of your reinvestment. For Class A or Class A1 shares reinvested with a CDSC credit, a new CDSC will apply and the CDSC holding period will begin again. For Class C shares reinvested with a CDSC credit in Class A or Class A1 shares, you will not receive a CDSC credit in the new Class A or Class A1 shares and your reinvestment will not be subject to any otherwise applicable CDSC.

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Qualified Investors - Class R6

Class R6 shares are available to the following investors:

• Employer Sponsored Retirement Plans where plan level or omnibus accounts are held on the books of Franklin Templeton Investor Services.

• Endowments; foundations; local, city and state governmental institutions; corporations; non-profit organizations that are organized as corporations; and insurance companies, (collectively “institutional investors”) when purchasing directly from a Fund. The minimum initial investment for institutional investors is $1,000,000 per Fund.

• Unaffiliated U.S. registered mutual funds, including those that operate as "fund of funds."

• Other Franklin Templeton and Legg Mason funds and funds for which Franklin Templeton investment managers provide advisory or subadvisory services.

• Intermediaries that execute an addendum to their selling agreement acknowledging that they are acting exclusively as agents of their clients in transacting in Class R6 shares.

• Advisory Fee Programs. A registered broker-dealer, investment advisor, trust company, bank, or other financial intermediary (referred to as a “Sponsor”) that has an agreement with Distributors authorizing the sale of Fund shares and that acquires shares of the Fund for its clients in connection with a comprehensive fee or other advisory fee arrangement for which the client pays the Sponsor a fee for investment advisory services. No minimum initial investment.

• Health Savings Accounts (HSAs) within plan level or omnibus accounts that are held on the books of Franklin Templeton Investor Services.

Qualified Investors - Advisor Class

The following investors or investments qualify to buy Advisor Class shares of the Fund:

• Advisory Fee Programs. Shares acquired by an investor in connection with a comprehensive fee or other advisory fee arrangement between the investor and a registered broker-dealer, investment advisor, trust company, bank, or other financial intermediary (referred to as the “Sponsor”) in which the investor pays that Sponsor a fee for investment advisory services and the Sponsor or a broker-dealer through whom the shares are acquired has an agreement with Distributors authorizing the sale of Fund shares. No minimum initial investment.

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• Governments, municipalities, and tax-exempt entities that meet the requirements for qualification under section 501 of the Internal Revenue Code when purchasing direct from the Fund.

• Current employees of securities dealers that have executed a selling agreement with Distributors and their affiliates and their family members, as allowed by the internal policies of their employer.

• Current employees of the investment manager and its affiliates;

• Former employees of the investment manager and its affiliates with existing accounts;

• Current and former board members of investment companies managed by affiliates of Franklin Resources;

• Current and former board members of Franklin Resources;

• The “immediate families” of such persons. “Immediate families” are such person’s spouse (including the surviving spouse of a deceased board member), parents, grandparents, and children and grandchildren (including step-relationships). For such investors, the minimum initial investment is $1,000 and the minimum for each purchase of additional shares is $25. Current employees may purchase additional shares through a systematic investment plan.

• Assets held in accounts managed by a subsidiary of Franklin Resources, Inc.: (1) under an advisory agreement (including sub-advisory agreements); and/or (2) as trustee of an inter vivos or testamentary trust.

• Plans with aggregate plan assets of $1 million or more invested directly with Franklin Templeton and Legg Mason funds.

• Purchases by a bank, trust company or thrift institution that is acting as a fiduciary exercising investment discretion.

• An individual or entity associated with a current customer of Franklin Templeton Institutional, LLC (FTI, LLC) if approved by FTI, LLC in consultation with its customers.

• Unaffiliated U.S. registered mutual funds, including those that operate as "fund of funds."

• Assets held in accounts under the recommendation of an investment consultant provided that (1) assets are held with a firm unaffiliated with the investment consultant’s firm; (2) the investment consultant is under a retainer or other similar fee arrangement with its clients; (3) the client is not an individual; and (4) a subsidiary of Franklin Resources, Inc. approves the investment.

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• Clients of financial intermediaries who have entered into an agreement with Distributors and have been approved by Distributors to offer Fund shares through a network, platform, or self-directed investment brokerage account that may charge a transaction or other fee to customers. Minimum initial investment $100,000, unless otherwise waived by Distributors.

• Purchases by or through a Franklin Templeton donor-advised fund.

Waivers for Exchanges between Classes of the Same Fund

Financial Intermediary Exchanges between Classes of the Same Fund. Exchanges between Classes of the same Fund as described below generally will be tax-free for federal income tax purposes. You should also consult with your tax advisor regarding the state and local tax consequences of such an exchange of Fund shares. These exchange privileges are subject to termination and may be amended from time to time.

Advisory Programs Eligible for Advisor Class or Class Z shares. Class A and Class C shares purchased by accounts participating in certain programs sponsored by and/or controlled by financial intermediaries (“Advisory Programs”) may be exchanged by the financial intermediary on behalf of the shareholder for Advisor Class shares of the same Fund under certain circumstances, including such Advisory Program’s eligibility to purchase Advisor Class shares of the Fund. If a shareholder that holds Advisor Class shares of a Fund no longer participates in an Advisory Program, the Advisor Class shares held by the shareholder may be exchanged by the financial intermediary on behalf of the shareholder for Class A shares of the same Fund under certain circumstances. In this case, the shareholder would be subject to ongoing Rule 12b-1 fees to which it was not previously subject. All such exchanges are initiated by the financial intermediary and not the Fund and the Fund does not have information or oversight with respect to such exchanges. Such exchanges will be on the basis of each Class’ NAV per share, without the imposition of any sales charge, fee or other charge. Unless otherwise permitted, any CDSC owed must be paid on Class A and C shares that you wish to exchange.

Financial Intermediary Exchanges from Class C Shares to Class A Shares. Class C shares purchased through financial intermediaries may be exchanged by the financial intermediary on behalf of the shareholder for Class A shares of the same Fund under certain circumstances. Such exchange will be on the basis of each Class’ NAV per share, without the imposition of any sales charge, fee or other charge.

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Buying Shares

Minimum Investments - Class A, A1 & C

Initial
Regular accounts, UGMA/UTMA accounts, current and former full-time employees, officers, trustees and directors of Franklin Templeton entities, and their family members	$ 1,000
Automatic investment plans	$ 25
Broker-dealer sponsored wrap account programs	no minimum

A financial intermediary may impose different investment minimums than those set forth above. The Fund is not responsible for any investment minimums imposed by financial intermediaries or for notifying shareholders of any changes to them. See Appendix A for more information on certain intermediary-specific investment minimums. Please consult with your financial intermediary if you have any questions regarding its policies.

Please note that you generally may only buy shares (including the purchase side of an exchange) of a fund eligible for sale in your state or jurisdiction. The Fund and other Franklin Templeton funds are intended for sale to residents of the United States, and, with very limited exceptions, are not registered or otherwise offered for sale in other jurisdictions.

In particular, the Fund is not registered in any provincial or territorial jurisdiction in Canada, and shares of the Fund have not been qualified for sale in any Canadian jurisdiction. The shares offered by this prospectus generally may not be directly or indirectly offered or sold in any provincial or territorial jurisdiction in Canada or to or for the benefit of residents thereof. Prospective investors may be required to declare that they are not Canadian residents and are not acquiring shares on behalf of any Canadian residents. Similarly, the Fund is not registered, and shares of the Fund have not been qualified for distribution, in any member country of the European Union (EU) or European Economic Area (EEA), and generally may not be directly or indirectly offered or distributed in any such country. If an investor becomes a Canadian, EU or EEA resident after purchasing shares of the Fund, the investor may not be able to purchase any additional shares of the Fund (other than reinvestment of dividends and capital gains) or exchange shares of the Fund for other U.S. registered Franklin Templeton funds.

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Account Application

If you are opening a new account, please complete and sign the enclosed account application. Make sure you indicate the share class you have chosen. If you do not indicate a class, we will place your purchase in Class A shares. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services"). For example, if you would like to link one of your bank accounts to your Fund account so that you may use electronic funds transfer to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions. We do not accept cash, third-party checks, credit card convenience checks, pre-paid debit cards, non-bank money orders, travelers checks or checks drawn on foreign banks as forms of payment to purchase shares.

Franklin Templeton Investor Services P.O. Box 997151 Sacramento, CA 95899-7151 Call toll-free: (800) 632-2301 or visit us online 24 hours a day, 7 days a week, at franklintempleton.com

Buying Shares

Through your investment representative
By Phone/Online (800) 632‑2301 franklintempleton.com Note: certain account types are not available for online account access.
By Mail
By Wire (800) 632‑2301 or (650) 312‑2000 collect
By Exchange franklintempleton.com

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Opening an account	Adding to an account
Contact your investment representative	Contact your investment representative

If you have another Franklin Templeton fund account with your bank account information on file, you may open a new identically registered account by phone. To make a same day investment, your phone order must be received and accepted by us prior to 1 p.m. Pacific time or the regularly scheduled close of the New York Stock Exchange, whichever is earlier. You may open certain new accounts online at franklintempleton.com.

Before requesting a telephone or online purchase into an existing account, please make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank’s name and address and a voided check or savings account deposit slip. All bank and Fund account owners must sign the request. If the bank and Fund accounts do not have at least one common owner, each individual must also have his or her signature notarized.

To make a same day investment, your phone or online order must be received and accepted by us prior to 1 p.m. Pacific time or the regularly scheduled close of the New York Stock Exchange, whichever is earlier.

Make your check payable to the Fund. Mail the check and your signed application to Investor Services.

Make your check payable to the Fund. Include your account number on the check.

Fill out the deposit slip from your account statement. If you do not have a slip, include a note with your name, the Fund name, and your account number.

Mail the check and deposit slip or note to Investor Services.

Call to receive a wire control number and wire instructions.

Wire the funds and mail your signed application to Investor Services. Please include the wire control number or your new account number on the application.

To make a same day wire investment, the wired funds must be received and accepted by us prior to 1 p.m. Pacific time or the regularly scheduled close of the New York Stock Exchange, whichever is earlier.

Call to receive a wire control number and wire instructions.

To make a same day wire investment, the wired funds must be received and accepted by us prior to 1 p.m. Pacific time or the regularly scheduled close of the New York Stock Exchange, whichever is earlier.

Call Shareholder Services at (800) 632‑2301, or send signed written instructions. You also may place an online exchange order. (Please see “Exchanging Shares” for more information on exchanges.)	Call Shareholder Services at (800) 632‑2301, or send signed written instructions. You also may place an online exchange order. (Please see “Exchanging Shares” for more information on exchanges.)

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Investor Services

Automatic Investment Plan

This plan offers a convenient way for you to invest in the Fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, visit us online at franklintempleton.com or complete the appropriate section of your account application and send it to Investor Services. If you are opening a new account, please include your minimum initial investment with your application.

Automated Telephone System

Our automated system offers around-the-clock access to information about your account or any Franklin Templeton fund. This service is available by dialing any of the following numbers from a touch-tone phone:

Shareholder Services	(800) 632-2301
Advisor Services	(800) 524-4040

Distribution Options

You may reinvest distributions you receive from the Fund in an existing account in the same share class* of the Fund or another Franklin Templeton or Legg Mason fund. Initial sales charges and CDSCs will not apply to reinvested distributions. You also can have your distributions deposited in a bank account, or mailed by check. Deposits to a bank account may be made by electronic funds transfer.

* Class C shareholders may reinvest their distributions in Class A shares of any Franklin Templeton money fund. Advisor Class shareholders may reinvest in Advisor Class or Class A shares of another Franklin Templeton fund. To reinvest your distributions in Advisor Class shares of another Franklin Templeton fund, you must be a current shareholder in Advisor Class or otherwise qualify to buy that fund's Advisor Class shares.

If you received a distribution and chose to return it to purchase additional shares in Class A shares of another Franklin Templeton fund, you will not be charged an initial sales charge if you invest the distribution within 90 days of the distribution date.

Please indicate on your application the distribution option you have chosen, otherwise we will reinvest your distributions in the same share class of the Fund.

Telephone/Online Privileges

You will automatically receive telephone/online privileges when you open your account, allowing you to obtain or view your account information, and conduct a number of transactions by phone or online, including: buy, sell, or exchange shares of most funds; use electronic funds transfer to buy or sell shares of most funds; change your address; and add or change account services (including distribution options, systematic withdrawal plans and automatic investment plans).

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To view your account information or request online transactions, you will first need to register for these services at the shareholder section of our website at franklintempleton.com. You will be asked to accept the terms of an online agreement(s) and establish a password for online services. If you are registered for online services, you may enroll online in Franklin Templeton’s electronic delivery program for your shareholder documents. This will allow you to receive electronic delivery (through our website) of most Franklin Templeton funds’ prospectuses, proxy statements and other documents, as well as your account(s) statements and trade confirmations, and discontinue receiving your paper copies through the U.S. mail. Using our shareholder website means you are consenting to sending and receiving personal financial information over the Internet, so you should be sure you are comfortable with the risks.

As long as we follow reasonable security procedures and act on instructions we reasonably believe are genuine, we will not be responsible for any losses that may occur from unauthorized requests. We will request passwords or other information, and also may record calls. We have the right (but have no obligation) to refuse a telephone request if the caller is unable to provide the requested information or if we reasonably believe the caller is not an individual authorized to act on the account. To help safeguard your account, keep your password confidential, and verify the accuracy of your confirmation statements immediately after you receive them. Contact us immediately if you believe someone has obtained unauthorized access to your account or password. For transactions done over the Internet, we recommend the use of an Internet browser with 128-bit encryption. Certain methods of contacting us (such as by phone or by Internet) may be unavailable or delayed during periods of unusual market activity. Of course, you can choose not to register for online privileges. Additionally, if you don’t want telephone privileges, or want to discontinue telephone/online privileges at any time please contact us for instructions. You may reinstate these privileges at any time in writing, including online registration with respect to online privileges.

Note: Digital communication channels are not necessarily secure. If you do choose to send confidential or sensitive information to us via digital communication channels (e.g. email, chat, text messaging, fax), you are accepting the associated risks related to potential lack of security, such as the possibility that your confidential or sensitive information may be intercepted/accessed by a third party and subsequently used or sold.

Systematic Withdrawal Plan

This plan allows you to automatically sell your shares and receive regular payments from your account. A CDSC may apply to withdrawals that exceed certain amounts. Certain terms and minimums apply. To sign up, visit us online at franklintempleton.com or contact us for instructions.

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Franklin Templeton VIP Services®

You may be eligible for Franklin Templeton VIP Services® if you currently have $500,000 or more invested in Franklin Templeton funds based solely on shares registered directly with the Franklin Templeton funds' transfer agent and excluding shares held indirectly through brokerage accounts. Franklin Templeton VIP Services® shareholders enjoy enhanced service and transaction capabilities. Please contact Shareholder Services at (800) 632-2301 for additional information on this program.

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Selling Shares

You can sell your shares at any time. To make a same day redemption, the redemption request must be received and accepted by us prior to 1 p.m. Pacific time or the regularly scheduled close of the New York Stock Exchange, whichever is earlier. Please keep in mind that a contingent deferred sales charge (CDSC) may apply

Selling Shares in Writing

Generally, requests to sell $250,000 or less can be made over the phone, online, or with a simple letter. Sometimes, however, to protect you and the Fund we may request written instructions signed by all registered owners, with a signature guarantee for each owner, if:

• you are selling more than $250,000 worth of shares

• you want your proceeds paid to someone who is not a registered owner

• you want to send your proceeds somewhere other than the address of record, or preauthorized bank or brokerage firm account

We also may require a signature guarantee when: we receive instructions from an agent, not the registered owners; you want to send your proceeds to a bank account that was added or changed on your account without a signature guarantee within the last 15 days; you want to send proceeds to your address that was changed without a signature guarantee within the last 15 days; or we believe it would protect the Fund against potential claims based on the instructions received. The Fund may change the signature guarantee requirements from time to time without prior notice to shareholders.

The amount may be higher for members of Franklin Templeton VIP Services®. Please see “Franklin Templeton VIP Services®” above for more information regarding eligibility.

A signature guarantee helps protect your account against fraud. You can obtain a signature guarantee at most banks and securities dealers.

A notary public CANNOT provide a signature guarantee.

Selling Recently Purchased Shares

If you sell shares recently purchased, we may delay sending you the proceeds until your check, draft or wire/electronic funds transfer has cleared, which may take seven business days.

Redemption Proceeds

Your redemption check will be sent within seven days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency.

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Selling Shares

To sell some or all of your shares

Through your investment representative

Contact your investment representative

By Mail

Send written instructions and endorsed share certificates (if you hold share certificates) to Investor Services. Corporate, partnership or trust accounts may need to send additional documents.

Specify the Fund, the account number and the dollar value or number of shares you wish to sell. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required.

A check will be mailed to the name(s) and address on the account, or otherwise according to your written instructions.

By Phone/Online
(800) 632-2301
franklintempleton.com

As long as your transaction is for $250,000 or less and you do not hold share certificates, you can sell your shares by phone or online. The amount may be higher for members of Franklin Templeton VIP Services®. Please see “Franklin Templeton VIP Services®” above for more information regarding eligibility.

A check will be mailed to the name(s) and address on the account, or a pre-authorized secondary address. Written instructions, with a signature guarantee, are required to send the check to another address or to make it payable to another person.

If you have changed your address within the last 15 days without a signature guarantee, requests to sell your shares and mail the check to the name(s) and address on the account must be in writing and we may require a signature guarantee. Requests to sell your shares and send the proceeds to a pre-authorized secondary address may be requested by phone or online.

By Electronic Funds Transfer (ACH)

You can call, write, or visit us online to have redemption proceeds sent to a bank account. See the policies at left for selling shares by mail, phone, or online.

Before requesting to have redemption proceeds sent to a bank account, please make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank’s name and a voided check or savings account deposit slip. All bank and Fund account owners must sign the request. If the bank and Fund accounts do not have at least one common owner, each individual must also have his or her signature notarized.

If the bank account was added or changed without a signature guarantee within the last 15 days, you may be required to provide written instructions signed by all Fund account owners, with a signature guarantee for each Fund account owner.

If we receive your request in proper form prior to 1 p.m. Pacific time, or the regularly scheduled close of the New York Stock Exchange, whichever is earlier, proceeds sent by ACH generally will be available within two to three business days.

By Exchange

Obtain a current prospectus for the fund you are considering. Prospectuses are available online at franklintempleton.com.

Call Shareholder Services at the number below or send signed written instructions. You also may place an exchange order online. See the policies at left for selling shares by mail, phone, or online.

If you hold share certificates, you will need to return them to the Fund before your exchange can be processed.

Franklin Templeton Investor Services

P.O. Box 997151

Sacramento, CA 95899-7151

Call toll-free: (800) 632-2301

or visit us online 24 hours a day,

7 days a week, at franklintempleton.com

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Exchanging Shares

Exchange Privilege

You or your financial intermediary may instruct the Fund to exchange shares of any class for shares of the same class of any other Franklin Templeton or Legg Mason fund, provided that the fund shares to be acquired in the exchange are available to new investors in such other fund and you are eligible to invest in such shares. In addition, you may exchange shares of the Fund for a different share class of the same Fund provided you meet the eligibility requirements of the share class into which you are exchanging. If the Franklin Templeton or Legg Mason fund into which you wish to exchange your shares does not offer the class of shares in which you are currently invested, you may exchange your shares into another share class according to the following table:

Exchange From Share Class	Exchange To Share Class (if exact share class is not offered)
Advisor Class	Class I, Class Z or Class A (without any sales charge)*
Class Z	Class I or Advisor Class
Class R6	Class IS, Advisor Class or Class Z
Class R	Class FI
Class A1	Class A

* If you exchange into Class A shares and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your Class A shares for Advisor Class shares if you are a current shareholder in Advisor Class or you otherwise qualify to buy the fund's Advisor Class shares.

In certain comprehensive fee or advisory programs that hold Class A and/or A1 shares, the investor may exchange to Advisor Class, Class I or Class Z shares at the discretion of the financial intermediary. You may exchange shares of the Fund for a class of shares of other funds sold by the Distributor on any day that both the Fund and the fund into which you are exchanging are open for business. Please contact your financial intermediary or the Fund about funds available for exchange.

Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee.

An exchange is really two transactions: a sale of one fund and the purchase of another. In general, the same policies that apply to purchases and sales also apply to exchanges, including minimum investment amounts (except exchanges of an entire account balance). Exchanges also generally have the same tax consequences as ordinary sales and purchases.

Exchange effects on sales charges. You can exchange shares between most Franklin Templeton or Legg Mason funds within the same class, generally without paying any additional sales charges. If you exchange shares from a money fund

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and those shares were not charged a sales charge previously, however, a sales charge may apply.

Any CDSC will continue to be calculated from the date of your initial investment and will not be charged at the time of the exchange. The purchase price for determining a CDSC on exchanged shares will be the price you paid for the original shares.

Exchange effects on Class C conversion feature. If you exchange your Class C shares for the same class of shares of another Franklin Templeton or Legg Mason fund, the time your shares are held in the initial Fund will count towards the 8-year period for automatic conversion to Class A shares.

Rejected exchanges. If the Fund rejects an exchange request involving the sale of Fund shares, the rejected exchange request will also mean rejection of the request to purchase shares of another fund with the proceeds of the sale. Of course, you may generally redeem shares of the Fund at any time.

Exchanges through financial intermediaries. If you are investing indirectly in the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment advisor, an administrator or trustee of an IRS-recognized tax-deferred savings plan such as a 401(k) retirement plan and a 529 college savings plan that maintains a master account (an Omnibus Account) with the Fund for trading on behalf of its customers, different exchange and/or transfer limit guidelines and restrictions may apply. The financial intermediary through whom you are investing may choose to adopt different trading restrictions designed to discourage short-term or excessive trading. Consult with your financial intermediary (or in the case of a 401(k) retirement plan, your plan sponsor) to determine what trading restrictions, including exchange/transfer limitations, may be applicable to you.

Fund exchange privilege changes/waiver. The Fund may terminate or modify (temporarily or permanently) this exchange privilege in the future. You will receive at least 60 days' notice of any material changes, unless otherwise provided by law.

Other funds' exchange privileges. If there is a conflict between the exchange privileges of two funds involved in an exchange transaction, the stricter policy will apply to the transaction. Other Franklin Templeton or Legg Mason funds may have different exchange restrictions. Check each fund's prospectus for details.

Exchange of shares into shares of the same Fund. The exchange of shares of one class into another class of the same Fund is not taxable for federal income tax purposes. However, shareholders should consult their tax advisors regarding the state and local tax consequences of a conversion or exchange of shares.

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Frequent Trading Policy

The Fund's board of trustees has adopted the following policies and procedures with respect to frequent trading in Fund shares (Frequent Trading Policy).

The Fund does not intend to accommodate short-term or frequent purchases and redemptions of Fund shares that may be detrimental to the Fund. For example, this type of trading activity could interfere with the efficient management of the Fund's portfolio or materially increase the Fund's transaction costs, administrative costs or taxes.

Through its transfer agent, the Fund performs ongoing monitoring of shareholder trading in shares of the Fund and other Franklin Templeton funds in order to try and identify shareholder trading patterns that suggest an ongoing short-term trading strategy. If shareholder trading patterns identified by the transfer agent through monitoring or from other information regarding the shareholder’s trading activity in non-Franklin Templeton funds leads the transfer agent to reasonably conclude that such trading may be detrimental to the Fund as described in this Frequent Trading Policy, the transfer agent, on behalf of the Fund, may temporarily or permanently bar future purchases into the Fund or, alternatively, may limit the amount, number or frequency of any future purchases and/or the method by which you may request future purchases and redemptions (including purchases and/or redemptions by an exchange or transfer between the Fund and any other mutual fund).

In considering an investor’s trading patterns, the Fund may consider, among other factors, the investor’s trading history both directly and, if known, through financial intermediaries, in the Fund, in other Franklin Templeton funds, in non-Franklin Templeton mutual funds, or in accounts under common control or ownership (see, for example, “Buying and Selling Shares - Investment by asset allocators and large shareholders” in the SAI). The transfer agent may also reject any purchase request, whether or not it represents part of any ongoing trading pattern, if the Fund's investment manager or transfer agent reasonably concludes that the amount of the requested transaction may disrupt or otherwise interfere with the efficient management of the Fund’s portfolio. In determining what actions should be taken, the Fund's transfer agent may consider a variety of factors, including the potential impact of such remedial actions on the Fund and its shareholders. If the Fund is a "fund of funds," the Fund's transfer agent may consider the impact of the trading activity and of any proposed remedial action on both the Fund and the affiliated underlying funds in which the Fund invests.

Frequent trading through financial intermediaries. You are an investor subject to this Frequent Trading Policy whether you are a direct shareholder of the Fund or you are investing indirectly in the Fund through a financial intermediary, such as a broker-dealer, bank, trust company, insurance company product such as an annuity contract, investment advisor, or an administrator or trustee of an IRS-

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recognized tax-deferred savings plan such as a 401(k) retirement plan and a 529 college savings plan.

Some financial intermediaries maintain master accounts with the Fund on behalf of their customers (“omnibus accounts”). The Fund has entered into “information sharing agreements” with these financial intermediaries, which permit the Fund to obtain, upon request, information about the trading activity of the intermediary’s customers that invest in the Fund. If the Fund’s transfer agent identifies omnibus account level trading patterns that have the potential to be detrimental to the Fund, the transfer agent may, in its sole discretion, request from the financial intermediary information concerning the trading activity of its customers. Based upon its review of the information, if the transfer agent determines that the trading activity of any customer may be detrimental to the Fund, it may, in its sole discretion, request the financial intermediary to restrict or limit further trading in the Fund by that customer. There can be no assurance that the transfer agent’s monitoring of omnibus account level trading patterns will enable it to identify all short-term trading by a financial intermediary’s customers.

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Account Policies

Calculating Share Price

Class A, A1 & C

When you buy shares, you pay the "offering price" for the shares. The "offering price" is determined by dividing the NAV per share by an amount equal to 1 minus the sales charge applicable to the purchase (expressed in decimals), calculated to two decimal places using standard rounding criteria. The number of Fund shares you will be issued will equal the amount invested divided by the applicable offering price for those shares, calculated to three decimal places using standard rounding criteria. For example, if the NAV per share is $10.25 and the applicable sales charge for the purchase is 5.50%, the offering price would be calculated as follows: 10.25 divided by 1.00 minus 0.055 [10.25/0.945] equals 10.846561, which, when rounded to two decimal points, equals 10.85. The offering price per share would be $10.85.

When you sell shares, you receive the NAV minus any applicable CDSC.

All Classes

The value of a mutual fund is determined by deducting the fund’s liabilities from the total assets of the portfolio. The NAV per share is determined by dividing the total net asset value of each fund’s share class by the applicable number of shares outstanding per share class.

The Fund calculates the NAV per share each business day as of 1 p.m. Pacific time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. The Fund does not calculate the NAV on days the NYSE is closed for trading, which include New Year’s Day, Martin Luther King Jr. Day, President’s Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. If the NYSE has a scheduled early close, the Fund’s share price would be determined as of the time of the close of the NYSE. If, due to weather or other special or unexpected circumstances, the NYSE has an unscheduled early close on a day that it has opened for business, the Fund reserves the right to consider that day as a regular business day and accept purchase and redemption orders and calculate its share price as of the normally scheduled close of regular trading on the NYSE. The Fund's NAV per share for each class is readily available online at www.franklintempleton.com/performance.

The Fund has an agreement with certain financial intermediaries that authorize them to accept orders or designate third parties to accept orders on behalf of the Fund. If you place your order through these financial intermediaries, the order will be considered received when they accept the order. Those orders will be priced at the next NAV calculated after acceptance of the order by the financial intermediary

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or its agent. If you place an order through an account at an intermediary, please consult with the intermediary to determine when your order will be executed, as some intermediaries may require that they receive orders prior to a specified cut-off time.

Requests to buy and sell shares are processed at the NAV next calculated after we or an approved financial intermediary receive your request in proper form.

When determining its NAV, the Fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. The Fund generally utilizes two independent pricing services to assist in determining a current market value for each security. If market quotations are readily available for portfolio securities listed on a securities exchange, the Fund values those securities at the last quoted sale price or the official closing price of the day, respectively, or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. The Fund values over-the-counter portfolio securities within the range of the most recent bid and ask prices. If portfolio securities trade both in the over-the-counter market and on a stock exchange, the Fund values them according to the broadest and most representative market. Prices received by the Fund for securities may be based on institutional “round lot” sizes, but the Fund may hold smaller, “odd lot” sizes. Odd lots may trade at lower prices than round lots.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before 1 p.m. Pacific time. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and 1 p.m. Pacific time that will not be reflected in the computation of the NAV. The Fund relies on third-party pricing vendors to provide evaluated prices that reflect current fair market value at 1 p.m. Pacific time.

Fair Valuation – Individual Securities

The Fund has procedures, approved by the board of trustees, to determine the fair value of individual securities and other assets for which market prices are not readily available (such as certain restricted or unlisted securities and private placements) or which may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities). Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. The board of trustees oversees the application of fair value pricing procedures.

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The application of fair value pricing procedures represents a good faith determination based upon specifically applied procedures. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were able to sell the security at approximately the time at which the Fund determines its NAV per share.

Security Valuation – Municipal Securities – Matrix Pricing (Fair Valuation)

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use valuation models or matrix pricing to determine current value. In general, they use information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date. Matrix pricing is considered a form of fair value pricing.

Accounts with Low Balances

If your account has been open for more than one year and its value falls below $500, we will mail you a notice asking you to bring the account back up to its applicable minimum investment amount. If you choose not to do so within 30 days, we will close your account and proceeds will be sent by Electronic Fund Transfer (ACH) to your bank information on file. If we do not have this information, proceeds will be mailed to the address of record. You will not be charged a CDSC if your account is closed for this reason. This policy does not apply to: (1) certain broker-controlled accounts established through the National Securities Clearing Corporation’s Networking system; (2) Class A or A1 accounts established pursuant to a conversion from Class C or C1, and any remaining Class C or C1 accounts involved in the conversion, with a low balance due to the conversion; (3) tax-deferred retirement plan accounts; (4) active automatic investment plan accounts; (5) accounts in an Advisory Fee Program; (6) accounts held through a 529 college savings program; (7) Coverdell Education Savings Plan accounts; and (8) accounts currently maintained via robo advice driven services where account investments and reallocations are done through an automated, algorithm-driven platform.

A financial intermediary may impose different minimum account balances on your account than those described above. The Fund is not responsible for any minimum account balances imposed by financial intermediaries or for notifying shareholders of any changes to them. See Appendix A for more information on certain intermediary-specific minimum account balances. Please consult with your financial intermediary if you have any questions regarding their policies.

Redemptions

Typically, the Fund uses cash and cash equivalents held in its portfolio or sells portfolio assets to meet all redemption needs. In unusual circumstances or under

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stressed market conditions, the Fund may use other methods to meet redemptions, such as the use of lines of credit or interfund lending in reliance on exemptive relief from the SEC. Also, see “Account Policies – Redemptions in Kind” for information regarding redemption requests that exceed $250,000 or 1% of the value of the Fund’s assets, whichever is less.

Redemptions in Kind

If your redemption requests during any 90-day period exceed $250,000 (or 1% of the value of the Fund’s net assets, if less), the Fund reserves the right to make payments in whole or in part in securities or other assets of the Fund. You should expect to incur transaction costs upon the disposition of the securities received in the distribution. In addition, you will bear the market risk of the securities you hold until the securities are sold.

Redemptions by Large Shareholders

At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs and/or increase in the Fund's expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.

Statements, Reports and Prospectuses

You will receive quarterly account statements that show all your account transactions during the quarter. You also will receive written notification after each transaction affecting your account (except for distributions and transactions made through automatic investment or withdrawal programs, which will be reported on your quarterly statement). Upon receipt, review all account statements and written notifications after each transaction affecting your account and notify us immediately if there is a discrepancy.

You also will receive, or receive notice of the availability of, the Fund's financial reports every six months. In addition, you will receive an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports (to the extent received by mail) and summary prospectus. This process, called "householding," will continue indefinitely unless you instruct us

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otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

You may elect to receive your statements, prospectuses and other documents through electronic delivery (please see "Investor Services - Telephone/Online Privileges").

Investment Representative Account Access

If there is a dealer or other investment representative of record on your account, he or she will be able to obtain your account information, conduct transactions for your account, and also will receive copies of all notifications and statements and other information about your account directly from the Fund.

Street or Nominee Accounts

You may transfer your shares from the street or nominee name account of one dealer to another, as long as both dealers have an agreement with Distributors. We will process the transfer after we receive authorization in proper form from your delivering securities dealer.

Joint Accounts

Unless you specify a different registration, shares issued to two or more owners are registered as "joint tenants with rights of survivorship" (shown as "Jt Ten" on your account statement). To make any ownership changes to jointly owned shares, or to sever a joint tenancy in jointly owned shares, all owners must agree in writing.

Joint Account Risk with Telephone/Online Privileges

You will automatically receive telephone/online privileges when you open your account. If your account has more than one registered owner, telephone/online privileges allow the Fund to accept online registration for online services (including electronic delivery of shareholder documents) and transaction instructions online or by telephone from only one registered owner. This means that any one registered owner on your account, acting alone and without the consent of any other registered owner, may give the Fund instructions by telephone, online or in writing (subject to any limitations in telephone or online privileges) to:

• Exchange shares from a jointly registered Fund account requiring all registered owner signatures into an identically registered money fund account that only requires one registered owner’s signature to redeem shares;

• Redeem Fund shares and direct the redemption proceeds to a pre-established bank account that may or may not be owned by you and, if owned by you jointly with someone else, only requires one person to withdraw funds by check or otherwise; and

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• Purchase Fund shares by debiting a pre-established bank account that may be owned by you.

If you do NOT want another registered owner on your account to be able to issue these kinds of instructions to the Fund without your consent, you must instruct the Fund to deny/terminate online privileges and the ability to issue such instructions by telephone so that these types of instructions will only be accepted in writing signed by all account owners. This decision will apply to any other fund into which you may exchange your jointly owned Fund shares. Any later decision to permit these types of instructions by telephone and/or online will need to be given to the Fund in a written instruction signed by all registered owners.

Additional Policies

Please note that the Fund maintains additional policies and reserves certain rights, including:

• The Fund may restrict, reject or cancel any purchase orders, including an exchange request.

• Typically, redemptions are processed by the next business day provided the redemption request is received in proper form and good order, but may take up to seven days to be processed if making immediate payment would adversely affect the Fund or there is another cause for delay (for example, if you sell shares recently purchased, proceeds may be delayed until your check, draft or wire/electronic funds transfer has cleared). In certain circumstances, however, the Fund may not have the ability to delay a redemption request or may not have the time to determine whether a particular redemption would have an adverse effect on the Fund before the redemption request is paid.

• The Fund may modify, suspend, or terminate telephone/online privileges at any time.

• The Fund may make material changes to or discontinue the exchange privilege on 60 days' notice or as otherwise provided by law.

• The Fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

• In unusual circumstances, we may temporarily suspend redemptions or postpone the payment of proceeds, as allowed by federal securities laws.

• For redemptions over a certain amount, the Fund may, but is not required to, pay redemption proceeds in securities or other assets rather than cash (also known as a redemption in-kind) if the investment manager determines it is in the best interest of the Fund, consistent with applicable law. The investment manager will, in its sole discretion, determine whether a redemption in-kind will be considered for a particular redemption request or type of redemption request. In certain circumstances, however, the investment manager may not

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have the ability to determine whether a particular redemption could be paid in-kind before the redemption request is paid. If a redemption request is redeemed in-kind, investors should expect to incur transaction costs upon the disposition of the securities received in the distribution.

• You may only buy shares of a fund (including the purchase side of an exchange) eligible for sale in your state or jurisdiction.

• To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the Fund promptly.

• For non-retirement accounts, if you are receiving a dividend, capital gains or a systematic withdrawal plan payment in cash, and at least three consecutive checks remain uncashed for at least six months, the Fund reserves the right to change your distribution option to reinvest future distributions or discontinue your systematic withdrawal plan.

Dealer Compensation

Class A, A1 & C

Qualifying dealers who sell Fund shares may receive sales commissions and other payments. These are paid by Distributors from sales charges received from purchasing or redeeming shareholders, from distribution and service (12b-1) fees from the Fund and from Distributors' other financial resources. Dealers may also receive shareholder servicing fees for servicing investors who indirectly hold Franklin Templeton fund shares through dealer-maintained brokerage accounts as more fully described under "Shareholder servicing and transfer agent" of the "Management and Other Services" section in the SAI. These fees are paid by the Fund's transfer agent from payments it receives under its agreement with the Fund.

No dealer commission will be paid on Class A NAV purchases by Employer Sponsored Retirement Plans.

If any dealer commissions are paid in connection with a purchase which is subsequently rejected or results in any trading restriction placed on the purchaser as a result of a determination by the Fund's investment manager or transfer agent that the purchase may be connected with trading activity that may be detrimental to the Fund as described in the Fund's "Frequent Trading Policy," the dealer shall, upon demand, refund such commissions to Distributors.

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	Class A	Class A1	Class C
Commission (%)	--	--	1.00[1]
Under $100,000	3.50	3.50	--
$100,000 but under $250,000	3.00	3.00	--
$250,000 or more	Up to 1.00	Up to 1.00	--
12b-1 fee to dealer	0.25[2]	0.10[2]	0.65[3]

1. Commission includes advance of the first year's 0.15% 12b-1 service fee. Distributors may pay a prepaid commission.

2. For purchases at NAV where Distributors paid a prepaid commission, dealers may start to receive the 12b-1 fee in the 13th month after purchase. For purchases at NAV where Distributors did not pay a prepaid commission, dealers may start to receive the 12b-1 fee at the time of purchase.

3. Dealers may be eligible to receive up to 0.15% at the time of purchase and may be eligible to receive 0.65% starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset the commission and the prepaid service fee paid at the time of purchase. For purchases at NAV where Distributors did not pay a prepaid commission, dealers may start to receive the 12b-1 fee at the time of purchase. After approximately 8 years, Class C shares convert to Class A shares and dealers may then be eligible to receive the 12b-1 fee applicable to Class A.

Purchases of certain share classes through financial intermediaries (Class R6 and Advisor Class) There are no associated sales charges or Rule 12b-1 distribution and service fees for the purchase of Class R6 and Advisor Class shares. However, pursuant to SEC guidance, certain financial intermediaries acting as agents on behalf of their customers may directly impose on shareholders sales charges or transaction fees determined by the financial intermediary related to the purchase of these shares. These charges and fees are not disclosed in this prospectus. You should consult with your financial advisor or visit your financial intermediary’s website for more information.

The Fund’s service providers also may pay financial intermediaries for marketing support and other related services as disclosed below for Advisor Class shares, but not for Class R6 shares. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend one share class over another. There is some uncertainty concerning whether marketing support or other similar payments may be made or received in connection with Advisor Class shares where a financial intermediary has imposed its own sales charges or transaction fees. Based on future regulatory developments, such payments may be terminated.

Other financial intermediary compensation Except with respect to Class R6 shares, Distributors may make marketing support payments (a portion of which may be reimbursable under the terms of the Fund's Rule 12b-1 distribution plans) to certain dealers and other financial intermediaries, such as banks, insurance companies, or plan administrators, in connection with their efforts to educate financial advisors or provide other services which may facilitate, directly or indirectly, investment in Franklin Templeton mutual funds. In the case of any one intermediary, marketing support payments generally will not exceed 0.05% of the total assets of Franklin Templeton mutual funds attributable to that intermediary, on an annual basis. For an intermediary exceeding $50 billion in total assets of

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Franklin Templeton mutual funds, Distributors may agree to make annual marketing support payments up to a limit of 0.06% of such assets. In other limited circumstances, Distributors or an affiliate will have alternative arrangements with an intermediary that provide for payments in excess of the 0.05% limitation, which may include arrangements based on assets or sales of the funds, combined assets or sales of related funds, or other criteria. Marketing support payments made to organizations located outside the U.S., with respect to investments in the Fund by non-U.S. persons, also may exceed this limitation. Any assets held on behalf of Employer Sponsored Retirement Plans for which payment is made to a financial intermediary pursuant to the following paragraph will be excluded from the calculation of marketing support payments pursuant to this paragraph. You should contact your financial intermediary to determine the amount of any compensation it may receive from Distributors or its affiliates.

Except with respect to Class R6 shares, Distributors and/or its affiliates may also make payments (a portion of which may be reimbursable under the terms of the Fund’s Rule 12b-1 distribution plans) to certain financial intermediaries in connection with their activities that are intended to assist in the sale of shares of Franklin Templeton mutual funds, directly or indirectly, to certain Employer Sponsored Retirement Plans. In the case of any one financial intermediary, such payments will not exceed 0.10% of the total assets of Franklin Templeton mutual funds held, directly or indirectly, by such Employer Sponsored Retirement Plans, on an annual basis.

A number of factors will be considered in determining these payments, including the qualifying financial intermediary's sales, assets and redemption rates, the nature and quality of any servicing provided by the financial intermediary, and the quality of the financial intermediary's relationship with Distributors. Distributors will, on an annual basis, determine the advisability of continuing these payments. These payments may be in addition to any shareholder servicing fees paid by the Fund's transfer agent from payments it receives under its agreement with the Fund.

To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, Distributors may, in addition to marketing support payments, pay or allow other promotional incentives or payments to financial intermediaries, such as payments related to transaction support, various financial intermediary-sponsored events intended to educate financial advisers and their clients about the Franklin Templeton mutual funds, and data analytics and support.

Sales of Fund shares, as well as shares of other mutual funds in Franklin Templeton, is not considered a factor in the selection of financial intermediaries to execute the Fund’s portfolio transactions. Accordingly, the allocation of portfolio transactions for execution by financial intermediaries that sell Fund shares is not considered marketing support payments to such financial intermediaries.

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You can find further details in the SAI about the payments made by Distributors and the services provided by your financial advisor. Your financial advisor may charge you additional fees or commissions other than those disclosed in this prospectus. You should ask your financial advisor for information about any payments it receives from Distributors and any services it provides, as well as about fees and/or commissions it charges.

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Questions

If you have any questions about the Fund or your account, you can write to us at P.O. Box 997151, Sacramento, CA 95899-7151. You also can call us at one of the following numbers. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

Department Name	Telephone Number

Shareholder Services	(800) 632-2301
Fund Information	(800) DIAL BEN
(800) 342-5236
Retirement Services	(800) 527-2020
Advisor Services	(800) 524-4040
Hearing Impaired Assistance	For hearing impaired assistance, please contact us via a Relay Service.
Automated Telephone System	(800) 632-2301 (800) 524-4040 (800) 527-2020

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For More Information

You can learn more about the Fund in the following documents:

Annual/Semiannual Report to Shareholders

Includes a discussion of recent market conditions and Fund strategies that significantly affected Fund performance during its last fiscal year, financial statements, detailed performance information, portfolio holdings and, in the annual report only, the independent registered public accounting firm’s report.

Statement of Additional Information (SAI)

Contains more information about the Fund, its investments and policies. It is incorporated by reference (is legally a part of this prospectus).

For a free copy of the current annual/semiannual report or the SAI, please contact your investment representative or call us at the number below. You also can view the current annual/semiannual report and the SAI online through franklintempleton.com.

Appendix A to the Prospectus -- Intermediary Sales Charge Discounts and Waivers
Contains more information about specific sales charge discounts and waivers available for shareholders who purchase Fund shares through a specific financial intermediary. Appendix A is a separate document and is incorporated herein by reference (is legally a part of this prospectus).

Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

	One Franklin Parkway San Mateo, CA 94403-1906 (800) DIAL BEN®/342-5236 franklintempleton.com	For hearing impaired assistance, please contact us via a Relay Service.
Investment Company Act file #811-04149 © 2022 Franklin Templeton. All rights reserved.

APPENDIX A
INTERMEDIARY SALES CHARGE DISCOUNTS AND WAIVERS

Specific intermediaries may have different policies and procedures than the Fund regarding the availability of front-end sales load (charge) waivers or CDSC waivers; exchanges or conversions between classes or exchanges between Funds; account investment minimums; and minimum account balances, all of which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive such waivers or discounts. Please see the section entitled "Fund Details – Your Account – Choosing a Share Class – Class A, & C" for more information on sales charges and waivers available for different classes.

The information in this Appendix is part of, and incorporated into, the Fund’s prospectus.

CLASS A AND CLASS C PURCHASES THROUGH AMERIPRISE FINANCIAL

Automatic exchange of Class C shares. Class C shares will automatically exchange to Class A shares in the month of the 10-year anniversary of the purchase date. Effective January 15, 2021, the anniversary year of the purchase date will change to 7-years.

Class A Shares Front-End Sales Charge Waivers Available at Ameriprise Financial:

The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:

Effective June 1, 2018, shareholders purchasing Fund shares through an Ameriprise Financial platform or account will be eligible for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI:

• Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

• Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available).

• Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available).

• Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).

• Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date (effective January 15, 2021, the anniversary year of the purchase date will change to 7-years). To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.

• Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.

• Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

• Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

BAIRD

Intermediary-Defined Sales Charge Waiver Policies

Effective June 15, 2020, shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.

Front-End Sales Charge Waivers on Investors A-shares Available at Baird

• Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing share of the same fund

• Share purchase by employees and registers representatives of Baird or its affiliate and their family members as designated by Baird

• Shares purchase from the proceeds of redemptions from another Franklin Templeton fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)

• A shareholder in the Funds Class C shares will have their share converted at net asset value to Class A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird

• Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs

CDSC Waivers on Class A and C shares Available at Baird

• Shares sold due to death or disability of the shareholder

• Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus

• Shares bought due to returns of excess contributions from an IRA Account

• Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 72 as described in the Fund’s prospectus

• Shares sold to pay Baird fees but only if the transaction is initiated by Baird

• Shares acquired through a right of reinstatement

Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulations

• Breakpoints as described in this prospectus

• Rights of accumulations which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Franklin Templeton assets held by accounts within the purchaser’s household at Baird. Eligible Franklin Templeton assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets

• Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of Franklin Templeton funds through Baird, over a 13-month period of time

D.A. DAVIDSON & CO.

Effective June 1, 2020, shareholders purchasing fund shares including existing fund shareholders through a D.A. Davidson &. Co. ("D.A. Davidson") platform or account, or through an introducing broker-dealer or independent registered investment advisor for which D.A. Davidson provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or SAI.

Front-End Sales Charge Waivers on Class A Shares available at D.A. Davidson

• Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.

• Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.

• Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).

• A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson’s policies and procedures.

CDSC Waivers on Classes A and C shares available at D.A. Davidson

• Death or disability of the shareholder.

• Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

• Return of excess contributions from an IRA Account.

• Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts as described in the fund’s prospectus beginning in the calendar year the shareholder turns age 72.

• Shares acquired through a right of reinstatement.

Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent

• Breakpoints as described in this prospectus.

• Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.

• Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Edward D. Jones & Co., L.P. ("EDWARD JONES")

Policies Regarding Transactions Through Edward Jones

Effective on or after January 1, 2021, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or statement of additional information ("SAI") or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of the Franklin Templeton and Legg Mason Funds (including holdings of 529 Plans where Franklin Templeton or Legg Mason serve as the primary distributor), or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

Breakpoints

• Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.

Rights of Accumulation (“ROA”)

• The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money markets funds and any assets held in group retirement plans) of the Franklin Templeton and Legg Mason Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.

• The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

• ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).

Letter of Intent (“LOI”)

• Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.

• If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Sales Charge Waivers

Sales charges are waived for the following shareholders and in the following situations:

• Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.

• Shares purchased in an Edward Jones fee-based program.

• Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.

• Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.

• Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.

• Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.

Contingent Deferred Sales Charge (“CDSC”) Waivers

If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:

• The death or disability of the shareholder

• Systematic withdrawals with up to 10% per year of the account value

• Return of excess contributions from an Individual Retirement Account (IRA)

• Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations

• Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones

• Shares exchanged in an Edward Jones fee-based program

• Shares acquired through NAV reinstatement

• Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.

***************************************************************************

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts

• Initial purchase minimum: $250

• Subsequent purchase minimum: none

Minimum Balances

• Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

• A fee-based account held on an Edward Jones platform

• A 529 account held on an Edward Jones platform

• An account with an active systematic investment plan or letter of intent (LOI)

Exchanging Share Classes

• At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a fund to Class A shares of the same fund.

JANNEY MONTGOMERY SCOTT LLC (“JANNEY”)

Effective May 1, 2020, if you purchase fund shares through a Janney Montgomery Scott LLC (“Janney”) brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge ("CDSC"), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.

Front-end sales charge* waivers on Class A shares available at Janney

• Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

• Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

• Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

• Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

• Shares acquired through a right of reinstatement.

• Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.

CDSC waivers on Class A and C shares available at Janney

• Shares sold upon the death or disability of the shareholder.

• Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.

• Shares purchased in connection with a return of excess contributions from an IRA account.

• Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching age 72 as described in the fund’s Prospectus.

• Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

• Shares acquired through a right of reinstatement.

• Shares exchanged into the same share class of a different fund.

Front-end sales charge* discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent

• Breakpoints as described in the fund’s Prospectus.

• Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

• Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

*Also referred to as an “initial sales charge.”

CLASS A AND CLASS C PURCHASES THROUGH MERRILL LYNCH

Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

Shares purchased by a 529 Plan (does not include 529 Plan units or 529-

specific share classes or equivalents)
Shares purchased through a Merrill Lynch affiliated investment advisory program

Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
Shares of funds purchased through the Merrill Edge Self-Directed platform
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus

Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement

CDSC Waivers on A and C Shares available at Merrill Lynch
Death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus
Return of excess contributions from an IRA Account
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
Shares acquired through a right of reinstatement
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee-based accounts or platforms

Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
Breakpoints as described in this prospectus.

Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time

CLASS A PURCHASES THROUGH MORGAN STANLEY

Effective July 1, 2018 shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.

Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management

• Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

• Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

• Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

• Shares purchased through a Morgan Stanley self-directed brokerage account

• Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program

• Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

In addition, effective November 12, 2021 for the purpose of calculating rights of accumulation and letters of intent with respect to purchases made in a Morgan Stanley Wealth Management brokerage account, the following definition for “cumulative quantity discount eligible shares” applies. This definition may be more limited than the one contained in this Fund’s Prospectus or SAI. It is the shareholder’s responsibility to inform Morgan Stanley at the time of purchase of any relationship, holdings, or other facts qualifying the purchaser for a discount. Morgan Stanley can ask for documentation of such circumstance. Shareholders should contact Morgan Stanley if they have questions. Cumulative quantity discount eligible shares include:

• Any class of shares of any Franklin Templeton or Legg Mason fund that is registered in the U.S.; and

• Units of a Section 529 Plan where Franklin Templeton or Legg Mason is the program manager.

For purposes of this section, Franklin Templeton and Legg Mason funds also include Brandywine GLOBAL funds, ClearBridge Investments funds, Martin Currie funds, Western Asset funds and certain other funds managed by affiliated investment advisers. They do not include the funds in the Franklin Templeton Variable Insurance Products Trust, Legg Mason Partners Variable Equity Trust or Legg Mason Partners Variable Income Trust.

OPPENHEIMER & CO., INC.

Effective June 1, 2020, shareholders purchasing Fund shares through an Oppenheimer & Co. Inc. (“OPCO”) platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at OPCO

• Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

• Shares purchased by or through a 529 Plan

• Shares purchased through a OPCO affiliated investment advisory program

• Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

• Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement).

• A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO

• Employees and registered representatives of OPCO or its affiliates and their family members

• Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus

CDSC Waivers on A and C Shares available at OPCO

• Death or disability of the shareholder

• Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus

• Return of excess contributions from an IRA Account

• Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus

• Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO

• Shares acquired through a right of reinstatement

Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent

• Breakpoints as described in this prospectus.

• Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

PFS Investments Inc. (“PFSI”)

Policies Regarding Fund Purchases Through PFSI

The following information supersedes all prior information with respect to transactions and positions held in fund shares purchased through PFSI and held on the mutual fund platform of its affiliate, Primerica Shareholder Services (“PSS”). Clients of PFSI (also referred to as “shareholders”) purchasing fund shares on the PSS platform are eligible only for the following share classes, sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from share classes, discounts and waivers described elsewhere in this prospectus or the related statement of additional information ("SAI") or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform PFSI at the time of a purchase of all holdings of the Franklin Templeton and Legg Mason Funds on the PSS platform, or other facts qualifying the purchaser for discounts or waivers. PFSI may request reasonable documentation of such facts and condition the granting of any discount or waiver on the timely receipt of such documents. Shareholders should contact PSS if they have questions regarding their eligibility for these discounts and waivers.

Share Classes

Shareholders purchasing Fund shares on the PSS platform are eligible only for the following share classes:

• Class A shares are available in non-retirement accounts, individual retirement accounts (IRA), SEP IRAs, SIMPLE IRAs, Keogh Plans, and all other account types.

• Class A1 and Class C shares are available only in accounts that already hold such shares.

Breakpoints

• Breakpoint pricing at dollar thresholds as described in the prospectus of the fund you are purchasing.

Rights of Accumulation ("ROA")

• The applicable sales charge on a purchase of Class A or Class A1 shares is determined by taking into account all share classes (except any assets held in group retirement plans) of the Franklin Templeton and Legg Mason Funds held by the shareholder on the PSS platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying PFSI of such assets at the time of calculation. Shares of money market funds are included only if such shares were acquired in exchange for shares of another Franklin Templeton or Legg Mason Fund purchased with a sales charge. No shares of the Franklin Templeton and Legg Mason Funds held by the shareholder away from the PSS platform, will be granted ROA with shares of any Franklin Templeton or Legg Mason Fund purchased on the PSS platform.

• Any SEP IRA plan, any SIMPLE IRA plan or any Payroll Deduction Plan (“PDP”) on the PSS platform will be defaulted to plan-level grouping for purposes of ROA, which allows each participating employee ROA with all other eligible shares held in plan accounts on the PSS platform. At any time, a participating employee may elect to exercise a one-time option to change grouping for purposes of ROA to shareholder- level grouping, which allows the plan account of the electing employee ROA with her other eligible holdings on the PSS platform, but not with all other eligible participant holdings in the plan. Eligible shares held in plan accounts electing shareholder-level grouping will not be available for purposes of ROA to plan accounts electing plan-level grouping.

• ROA is determined by calculating the higher of cost minus redemptions or current market value (current shares x NAV).

Letter of Intent ("LOI")

• By executing a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period through PFSI, from the date PSS receives the LOI. The purchase price of the LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the dollar amount the shareholder intends to invest over a 13-month period to arrive at total investment for purposes of determining any breakpoint discount and the applicable front-end sales charge. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the projected total investment.

• Only holdings of Franklin Templeton and Legg Mason Funds on the PSS platform are eligible for inclusion in the LOI calculation and the shareholder must notify PFSI of all eligible assets at the time of calculation.

• Purchases made before the LOI is received by PSS are not adjusted under the LOI, and the LOI will not reduce any sales charge previously paid. Sales charges will be automatically adjusted if the total purchases required by the LOI are not met.

• If an employer maintaining a SEP IRA plan, SIMPLE IRA or non-IRA PDP plan on the PSS platform has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer. LOIs are not available to PDP IRA plans on the PSS platform with plan-level grouping for purposes of ROA, but are available to any participating employee that elects shareholder-level grouping for purposes of ROA.

Sales Charge Waivers

Sales charges are waived for the following shareholders and in the following situations:

• Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.

• Shares purchased with the proceeds of redeemed shares of either the Franklin Templeton or Legg Mason fund families so long as the following conditions are met: 1) the proceeds are from the sale of shares within 90 days of the purchase, 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account, and 3) the redeemed shares were subject to a front-end or deferred sales load. Automated transactions (i.e., systematic purchases and withdrawals), full or partial transfers or rollovers of retirement accounts, and purchases made after shares are automatically sold to pay account maintenance fees are not eligible for this sales charge waiver.

• Shares exchanged into Class A or Class A1 shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of PFSI. PFSI is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.

Policies Regarding Fund Purchases That Are Not Held on the PSS Platform

Class R shares are available through PFSI only in 401(k) plans covering a business owner with no employees, commonly referred to as a one-participant 401(k) plan or solo 401(k) and which are not held on the PSS platform.

RAYMOND JAMES®

Intermediary-Defined Sales Charge Waiver Policies

The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares.

Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts.

Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (“Raymond James”)

Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.

Front-end sales load waivers on Class A shares available at Raymond James

• Shares purchased in an investment advisory program.

• Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.

• Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

• Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

• A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Classes A and C shares available at Raymond James

• Death or disability of the shareholder.

• Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

• Return of excess contributions from an IRA Account.

• Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.

• Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

• Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent

• Breakpoints as described in this prospectus.

• Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.

• Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Stifel, Nicolaus & Company, Incorporated ("Stifel")

Effective July 1, 2020, shareholders purchasing Fund shares through a Stifel platform or account or who own shares for which Stifel or an affiliate is the broker-dealer of record are eligible for the following front-end sales charge (load) waiver, in addition to those listed in the prospectus:

• Class C shares that have been held for more than seven (7) years will be converted to Class A shares of the same Fund pursuant to Stifel’s policies and procedures at net asset value (without a front-end sales charge).

•

PROSPECTUS

FRANKLIN TAX-FREE TRUST
July 1, 2022, as amended December 21, 2022

	Class A	Class A1	Class C	Class R6	Advisor Class
Franklin Arizona Tax-Free Income Fund	FAZQX	FTAZX	FAZIX	FAZRX	FAZZX
Franklin Colorado Tax-Free Income Fund	FCOQX	FRCOX	FCOIX	FKTLX	FCOZX
Franklin Connecticut Tax-Free Income Fund	FQCTX	FXCTX	FCTIX	FCTQX	FCNZX
Franklin Michigan Tax-Free Income Fund	FMQTX	FTTMX	FRMTX	FKTNX	FMTFX
Franklin Minnesota Tax-Free Income Fund	FMNQX	FMINX	FMNIX	FKTDX	FMNZX
Franklin Ohio Tax-Free Income Fund	FOHQX	FTOIX	FOITX	FKTOX	FROZX
Franklin Oregon Tax-Free Income Fund	FOFQX	FRORX	FORIX	FOFRX	FOFZX
Franklin Pennsylvania Tax-Free Income Fund	FPAQX	FRPAX	FRPTX	FRPRX	FPFZX

The U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TF3 P 12/22

Contents

Fund Summaries

Information about the Fund you should know before investing

Fund Details

More information on investment policies, practices and risks/financial highlights

Investment Goal	75
Principal Investment Policies and Practices	75
Principal Risks	77
Management	84
Distributions and Taxes	87
Financial Highlights	92

Your Account

Information about sales charges, qualified investors, account transactions and services

Choosing a Share Class	133
Buying Shares	146
Investor Services	149
Selling Shares	151
Exchanging Shares	154
Account Policies	157
Questions	167

For More Information

Where to learn more about the Fund

Back Cover

FRANKLIN ARIZONA TAX-FREE INCOME FUND
FUND SUMMARIES

Franklin Arizona Tax-Free Income Fund

Investment Goal

To provide investors with as high a level of income exempt from federal income taxes and from personal income taxes, if any, for resident shareholders of Arizona as is consistent with prudent investment management and the preservation of shareholders’ capital.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 134 in the Fund's Prospectus and under “Buying and Selling Shares” on page 56 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – "Intermediary Sales Charge Discounts and Waivers" to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class A1		Class C	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%		3.75%		None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	[1]	None	[1]	1.00%	None	None

1.

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investment of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

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FRANKLIN ARIZONA TAX-FREE INCOME FUND
FUND SUMMARIES

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class A1	Class C	Class R6	Advisor Class
Management fees	0.47%	0.47%	0.47%	0.47%	0.47%
Distribution and service (12b-1) fees	0.25%	0.10%	0.65%	None	None
Other expenses	0.09%	0.09%	0.09%	0.06%	0.09%
Total annual Fund operating expenses	0.81%	0.66%	1.21%	0.53%	0.56%
Fee waiver and/or expense reimbursement[1]	None	None	None	-0.01%	None
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[1]	0.81%	0.66%	1.21%	0.52%	0.56%

1. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.03% until June 30, 2023. During the term, this fee waiver and expense reimbursement agreement may not be terminated or amended without the approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the cap on the Fund’s fees and expenses (which would result in lower fees for shareholders).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$455	$624	$808	$1,340
Class A1	$440	$579	$730	$1,167
Class C	$223	$384	$665	$1,354
Class R6	$53	$169	$296	$664
Advisor Class	$57	$179	$312	$701
If you do not sell your shares:
Class C	$123	$384	$665	$1,354

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent

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FRANKLIN ARIZONA TAX-FREE INCOME FUND
FUND SUMMARIES

fiscal year, the Fund's portfolio turnover rate was 17.24% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, under normal market conditions, the Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of Arizona. Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's net assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay interest subject to other federal or state income taxes.

The Fund only buys municipal securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or unrated or short-term rated securities of comparable credit quality).

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

Although the investment manager will search for investments across a large number of municipal securities that finance different types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically invests with a long-term time horizon. This means it generally holds securities in the Fund’s portfolio for income purposes, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal. With a focus on income, individual securities are considered for purchase or sale based on various factors and considerations, including credit profile, risk, structure, pricing, portfolio impact, duration management, restructuring, opportunistic trading and tax loss harvesting opportunities.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government

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FRANKLIN ARIZONA TAX-FREE INCOME FUND
FUND SUMMARIES

policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Credit An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value. A change in the credit rating of a municipal bond insurer that insures securities in the Fund’s portfolio may affect the value of the securities it insures, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Arizona The Fund invests predominantly in Arizona municipal securities. Therefore, events in Arizona are likely to affect the Fund’s investment and its performance. These events may include economic or political policy changes, tax base erosion, unfunded pension and healthcare liabilities, constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of Arizona. The same is true of events in other states or U.S. territories, to the extent that the Fund has exposure to any other state or territory at any given time.

Focus The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

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FRANKLIN ARIZONA TAX-FREE INCOME FUND
FUND SUMMARIES

Tax-Exempt Securities Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Income The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security.

Prepayment Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

Liquidity From time to time, the trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

Management The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Cybersecurity Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or investment manager. Cybersecurity incidents may result

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FRANKLIN ARIZONA TAX-FREE INCOME FUND
FUND SUMMARIES

in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the fund, the investment manager and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

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FRANKLIN ARIZONA TAX-FREE INCOME FUND
FUND SUMMARIES

Class A Annual Total Returns

Best Quarter:	2014, Q1	4.23%
Worst Quarter:	2013, Q2	-3.72%

As of March 31, 2022, the Fund’s year-to-date return was -6.35%.

Average Annual Total Returns

(figures reflect sales charges)

For periods ended December 31, 2021

	1 Year	5 Years	10 Years	Since Inception
Franklin Arizona Tax-Free Income Fund - Class A
Return before taxes	-2.38%	2.69%	3.04%	—
Return after taxes on distributions	-2.38%	2.69%	3.04%	—
Return after taxes on distributions and sale of Fund shares	-0.53%	2.73%	3.10%	—
Franklin Arizona Tax-Free Income Fund - Class A1	-2.21%	2.75%	3.07%	—
Franklin Arizona Tax-Free Income Fund - Class C	0.00%	2.96%	2.89%	—
Franklin Arizona Tax-Free Income Fund - Class R6	1.71%	—	—	3.51%	[1]
Franklin Arizona Tax-Free Income Fund - Advisor Class	1.68%	3.64%	3.57%	—
Bloomberg Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	1.52%	4.17%	3.72%	—

1.	Since inception August 1, 2017.

The figures in the average annual total returns table above reflect the Class A and A1 shares maximum front-end sales charge of 3.75%. Prior to March 1, 2019, Class A and A1 shares were subject to a maximum front-end sales charge of

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FRANKLIN ARIZONA TAX-FREE INCOME FUND
FUND SUMMARIES

4.25%. If the prior maximum front-end sales charge of 4.25% was reflected, performance for Class A and A1 shares in the average annual total returns table would be lower.

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has been adjusted to reflect differences in Rule 12b-1 fees between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

John Wiley

Senior Vice President of Advisers and portfolio manager of the Fund since 2020.

Christopher Sperry, CFA

Vice President of Advisers and portfolio manager of the Fund since 2020.

John Bonelli

Vice President of Advisers and portfolio manager of the Fund since 2020.

Michael Conn

Vice President of Advisers and portfolio manager of the Fund since 2020.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A, A1 and C, the minimum initial purchase for most accounts is $1,000 (or $25 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

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FRANKLIN ARIZONA TAX-FREE INCOME FUND
FUND SUMMARIES

Taxes

The Fund’s distributions are primarily exempt from regular federal and state income tax for individual residents of Arizona. A portion of these distributions, however, may be subject to federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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FRANKLIN COLORADO TAX-FREE INCOME FUND
FUND SUMMARIES

Franklin Colorado Tax-Free Income Fund

Investment Goal

To provide investors with as high a level of income exempt from federal income taxes and from personal income taxes, if any, for resident shareholders of Colorado as is consistent with prudent investment management and the preservation of shareholders’ capital.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 134 in the Fund's Prospectus and under “Buying and Selling Shares” on page 56 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – "Intermediary Sales Charge Discounts and Waivers" to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class A1		Class C	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%		3.75%		None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	[1]	None	[1]	1.00%	None	None

1.

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investment of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

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FRANKLIN COLORADO TAX-FREE INCOME FUND
FUND SUMMARIES

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class A1	Class C	Class R6	Advisor Class
Management fees	0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and service (12b-1) fees	0.25%	0.10%	0.65%	None	None
Other expenses	0.10%	0.10%	0.10%	0.07%	0.10%
Total annual Fund operating expenses	0.83%	0.68%	1.23%	0.55%	0.58%
Fee waiver and/or expense reimbursement[1]	None	None	None	-0.01%	None
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[1]	0.83%	0.68%	1.23%	0.54%	0.58%

1. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.03% until June 30, 2023. During the term, this fee waiver and expense reimbursement agreement may not be terminated or amended without the approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the cap on the Fund’s fees and expenses (which would result in lower fees for shareholders).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$457	$630	$818	$1,362
Class A1	$442	$585	$740	$1,191
Class C	$225	$390	$675	$1,377
Class R6	$55	$175	$306	$688
Advisor Class	$59	$186	$323	$725
If you do not sell your shares:
Class C	$125	$390	$675	$1,377

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent

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FRANKLIN COLORADO TAX-FREE INCOME FUND
FUND SUMMARIES

fiscal year, the Fund's portfolio turnover rate was 14.21% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, under normal market conditions, the Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of Colorado. Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's net assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay interest subject to other federal or state income taxes.

The Fund only buys municipal securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or unrated or short-term rated securities of comparable credit quality).

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

Although the investment manager will search for investments across a large number of municipal securities that finance different types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically invests with a long-term time horizon. This means it generally holds securities in the Fund’s portfolio for income purposes, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal. With a focus on income, individual securities are considered for purchase or sale based on various factors and considerations, including credit profile, risk, structure, pricing, portfolio impact, duration management, restructuring, opportunistic trading and tax loss harvesting opportunities.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government

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FRANKLIN COLORADO TAX-FREE INCOME FUND
FUND SUMMARIES

policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Credit An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value. A change in the credit rating of a municipal bond insurer that insures securities in the Fund’s portfolio may affect the value of the securities it insures, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Colorado The Fund invests predominantly in Colorado municipal securities. Therefore, events in Colorado are likely to affect the Fund’s investment and its performance. These events may include economic or political policy changes, tax base erosion, unfunded pension and healthcare liabilities, constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of Colorado. The same is true of events in other states or U.S. territories, to the extent that the Fund has exposure to any other state or territory at any given time.

Focus The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

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FRANKLIN COLORADO TAX-FREE INCOME FUND
FUND SUMMARIES

Tax-Exempt Securities Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Income The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security.

Prepayment Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

Liquidity From time to time, the trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

Management The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Cybersecurity Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or investment manager. Cybersecurity incidents may result

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FRANKLIN COLORADO TAX-FREE INCOME FUND
FUND SUMMARIES

in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the fund, the investment manager and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

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FRANKLIN COLORADO TAX-FREE INCOME FUND
FUND SUMMARIES

Class A Annual Total Returns

Best Quarter:	2014, Q1	3.88%
Worst Quarter:	2013, Q2	-3.44%

As of March 31, 2022, the Fund’s year-to-date return was -6.26%.

Average Annual Total Returns

(figures reflect sales charges)

For periods ended December 31, 2021

	1 Year	5 Years	10 Years	Since Inception
Franklin Colorado Tax-Free Income Fund - Class A
Return before taxes	-2.30%	2.48%	2.90%	—
Return after taxes on distributions	-2.30%	2.48%	2.91%	—
Return after taxes on distributions and sale of Fund shares	-0.54%	2.55%	2.99%	—
Franklin Colorado Tax-Free Income Fund - Class A1	-2.13%	2.59%	2.96%	—
Franklin Colorado Tax-Free Income Fund - Class C	0.00%	2.78%	2.77%	—
Franklin Colorado Tax-Free Income Fund - Class R6	1.80%	—	—	3.41%	[1]
Franklin Colorado Tax-Free Income Fund - Advisor Class	1.76%	3.47%	3.45%	—
Bloomberg Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	1.52%	4.17%	3.72%	—

1.	Since inception August 1, 2017.

The figures in the average annual total returns table above reflect the Class A and A1 shares maximum front-end sales charge of 3.75%. Prior to March 1, 2019, Class A and A1 shares were subject to a maximum front-end sales charge of

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FRANKLIN COLORADO TAX-FREE INCOME FUND
FUND SUMMARIES

4.25%. If the prior maximum front-end sales charge of 4.25% was reflected, performance for Class A and A1 shares in the average annual total returns table would be lower.

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has been adjusted to reflect differences in Rule 12b-1 fees between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

John Wiley

Senior Vice President of Advisers and portfolio manager of the Fund since 2020.

Christopher Sperry, CFA

Vice President of Advisers and portfolio manager of the Fund since 2020.

John Bonelli

Vice President of Advisers and portfolio manager of the Fund since 2013.

Michael Conn

Vice President of Advisers and portfolio manager of the Fund since 2020.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A, A1 and C, the minimum initial purchase for most accounts is $1,000 (or $25 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

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FRANKLIN COLORADO TAX-FREE INCOME FUND
FUND SUMMARIES

Taxes

The Fund’s distributions are primarily exempt from regular federal and state income tax for individual residents of Colorado. A portion of these distributions, however, may be subject to federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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FRANKLIN CONNECTICUT TAX-FREE INCOME FUND
FUND SUMMARIES

Franklin Connecticut Tax-Free Income Fund

Investment Goal

To provide investors with as high a level of income exempt from federal income taxes and from personal income taxes, if any, for resident shareholders of Connecticut as is consistent with prudent investment management and the preservation of shareholders’ capital.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 134 in the Fund's Prospectus and under “Buying and Selling Shares” on page 56 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – "Intermediary Sales Charge Discounts and Waivers" to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class A1		Class C	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%		3.75%		None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	[1]	None	[1]	1.00%	None	None

1.

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investment of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

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FRANKLIN CONNECTICUT TAX-FREE INCOME FUND
FUND SUMMARIES

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class A1	Class C	Class R6	Advisor Class
Management fees	0.56%	0.56%	0.56%	0.56%	0.56%
Distribution and service (12b-1) fees	0.25%	0.10%	0.65%	None	None
Other expenses[1]	0.17%	0.17%	0.17%	0.12%	0.17%
Total annual Fund operating expenses	0.98%	0.83%	1.38%	0.68%	0.73%
Fee waiver and/or expense reimbursement[1,2]	-0.08%	-0.08%	-0.08%	-0.06%	-0.08%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[1,2]	0.90%	0.75%	1.30%	0.62%	0.65%

1. The investment manager has contractually agreed to waive or assume certain expenses so that total annual fund operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses) for each class do not exceed 0.65% until June 30, 2023. During the term, the fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the cap on the fees and expenses (which would result in lower fees for shareholders).

2. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.03% until June 30, 2023. During the term, this fee waiver and expense reimbursement agreement may not be terminated or amended without the approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the cap on the Fund’s fees and expenses (which would result in lower fees for shareholders).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$463	$667	$888	$1,523
Class A1	$449	$623	$811	$1,355
Class C	$232	$429	$747	$1,540
Class R6	$63	$212	$373	$841
Advisor Class	$66	$225	$398	$899
If you do not sell your shares:
Class C	$132	$429	$747	$1,540

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FRANKLIN CONNECTICUT TAX-FREE INCOME FUND
FUND SUMMARIES

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23.52% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, under normal market conditions, the Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of Connecticut. Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's net assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay interest subject to other federal or state income taxes.

The Fund only buys municipal securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or unrated or short-term rated securities of comparable credit quality).

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

The Fund is a "non-diversified" fund, which means it generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

Although the investment manager will search for investments across a large number of municipal securities that finance different types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically invests with a long-term time horizon. This means it generally holds securities in the Fund’s portfolio for income purposes, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal. With a focus on income, individual securities are considered for purchase or sale based on various factors and considerations, including credit profile, risk,

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FRANKLIN CONNECTICUT TAX-FREE INCOME FUND
FUND SUMMARIES

structure, pricing, portfolio impact, duration management, restructuring, opportunistic trading and tax loss harvesting opportunities.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Credit An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value. A change in the credit rating of a municipal bond insurer that insures securities in the Fund’s portfolio may affect the value of the securities it insures, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Connecticut The Fund invests predominantly in Connecticut municipal securities. Therefore, events in Connecticut are likely to affect the Fund’s investment and its performance. These events may include economic or political policy changes, tax

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FRANKLIN CONNECTICUT TAX-FREE INCOME FUND
FUND SUMMARIES

base erosion, unfunded pension and healthcare liabilities, constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of Connecticut. The same is true of events in other states or U.S. territories, to the extent that the Fund has exposure to any other state or territory at any given time.

Focus The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Tax-Exempt Securities Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Income The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security.

Prepayment Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

Liquidity From time to time, the trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

Non-Diversification Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund’s shares.

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FRANKLIN CONNECTICUT TAX-FREE INCOME FUND
FUND SUMMARIES

Management The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Cybersecurity Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the fund, the investment manager and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

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FRANKLIN CONNECTICUT TAX-FREE INCOME FUND
FUND SUMMARIES

Class A Annual Total Returns

Best Quarter:	2014, Q1	3.91%
Worst Quarter:	2013, Q2	-3.65%

As of March 31, 2022, the Fund’s year-to-date return was -6.80%.

Average Annual Total Returns

(figures reflect sales charges)

For periods ended December 31, 2021

	1 Year	5 Years	10 Years	Since Inception
Franklin Connecticut Tax-Free Income Fund - Class A
Return before taxes	-2.43%	1.82%	2.02%	—
Return after taxes on distributions	-2.43%	1.82%	2.02%	—
Return after taxes on distributions and sale of Fund shares	-0.63%	2.05%	2.27%	—
Franklin Connecticut Tax-Free Income Fund - Class A1	-2.27%	1.91%	2.07%	—
Franklin Connecticut Tax-Free Income Fund - Class C	-0.04%	2.10%	1.89%	—
Franklin Connecticut Tax-Free Income Fund - Class R6	1.58%	—	—	2.90%	[1]
Franklin Connecticut Tax-Free Income Fund - Advisor Class	1.63%	2.77%	2.56%	—
Bloomberg Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	1.52%	4.17%	3.72%	—

1.	Since inception August 1, 2017.

The figures in the average annual total returns table above reflect the Class A and A1 shares maximum front-end sales charge of 3.75%. Prior to March 1, 2019,

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FRANKLIN CONNECTICUT TAX-FREE INCOME FUND
FUND SUMMARIES

Class A and A1 shares were subject to a maximum front-end sales charge of 4.25%. If the prior maximum front-end sales charge of 4.25% was reflected, performance for Class A and A1 shares in the average annual total returns table would be lower.

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has been adjusted to reflect differences in Rule 12b-1 fees between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

John Wiley

Senior Vice President of Advisers and portfolio manager of the Fund since 2020.

Christopher Sperry, CFA

Vice President of Advisers and portfolio manager of the Fund since 2020.

John Bonelli

Vice President of Advisers and portfolio manager of the Fund since 2020.

Michael Conn

Vice President of Advisers and portfolio manager of the Fund since 2020.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A, A1 and C, the minimum initial purchase for most accounts is $1,000 (or $25 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

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FRANKLIN CONNECTICUT TAX-FREE INCOME FUND
FUND SUMMARIES

Taxes

The Fund’s distributions are primarily exempt from regular federal and state income tax for individual residents of Connecticut. A portion of these distributions, however, may be subject to federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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FRANKLIN MICHIGAN TAX-FREE INCOME FUND
FUND SUMMARIES

Franklin Michigan Tax-Free Income Fund

Investment Goal

To provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital. The Fund also tries to provide a maximum level of income exempt from personal income taxes, if any, for resident shareholders of Michigan.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 134 in the Fund's Prospectus and under “Buying and Selling Shares” on page 56 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – "Intermediary Sales Charge Discounts and Waivers" to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class A1		Class C	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%		3.75%		None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	[1]	None	[1]	1.00%	None	None

1.

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investment of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

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FRANKLIN MICHIGAN TAX-FREE INCOME FUND
FUND SUMMARIES

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class A1	Class C	Class R6	Advisor Class
Management fees	0.47%	0.47%	0.47%	0.47%	0.47%
Distribution and service (12b-1) fees	0.25%	0.10%	0.65%	None	None
Other expenses	0.11%	0.11%	0.11%	0.08%	0.11%
Total annual Fund operating expenses	0.83%	0.68%	1.23%	0.55%	0.58%
Fee waiver and/or expense reimbursement[1]	None	None	None	-0.01%	None
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[1]	0.83%	0.68%	1.23%	0.54%	0.58%

1. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.03% until June 30, 2023. During the term, this fee waiver and expense reimbursement agreement may not be terminated or amended without the approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the cap on the Fund’s fees and expenses (which would result in lower fees for shareholders).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$457	$630	$818	$1,362
Class A1	$442	$585	$740	$1,191
Class C	$225	$390	$675	$1,377
Class R6	$55	$175	$306	$688
Advisor Class	$59	$186	$323	$725
If you do not sell your shares:
Class C	$125	$390	$675	$1,377

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent

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FRANKLIN MICHIGAN TAX-FREE INCOME FUND
FUND SUMMARIES

fiscal year, the Fund's portfolio turnover rate was 22.05% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, under normal market conditions, the Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of Michigan. Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's total assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay interest subject to other federal or state income taxes.

The Fund only buys municipal securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or unrated or short-term rated securities of comparable credit quality).

Because of its historical investment policy of investing in insured municipal securities, the Fund’s portfolio may consist to a large extent of insured municipal securities. Insured municipal securities are covered by insurance policies that guarantee the timely payment of principal and interest. The premium costs, however, are typically reflected in a lower yield and/or higher price for the insured bond. It is important to note that insurance does not guarantee the market value of an insured security, or the Fund’s share price or distributions, and shares of the Fund are not insured.

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

Although the investment manager will search for investments across a large number of municipal securities that finance different types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically invests with a long-term time horizon. This means it generally holds securities in the Fund’s portfolio for income purposes, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal. With a focus on income, individual securities are considered for purchase or sale based on various factors and considerations, including credit profile, risk, structure, pricing, portfolio impact, duration management, restructuring, opportunistic trading and tax loss harvesting opportunities. The investment

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FRANKLIN MICHIGAN TAX-FREE INCOME FUND
FUND SUMMARIES

manager also may consider the cost of insurance when selecting securities for the Fund.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Credit An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value. A change in the credit rating of a municipal bond insurer that insures securities in the Fund’s portfolio may affect the value of the securities it insures, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Michigan The Fund invests predominantly in Michigan municipal securities. Therefore, events in Michigan are likely to affect the Fund’s investment and its performance. These events may include economic or political policy changes, tax

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FRANKLIN MICHIGAN TAX-FREE INCOME FUND
FUND SUMMARIES

base erosion, unfunded pension and healthcare liabilities, constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of Michigan. The same is true of events in other states or U.S. territories, to the extent that the Fund has exposure to any other state or territory at any given time.

Bond Insurers Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurance companies. Downgrades and withdrawal of ratings from municipal bond insurers have substantially limited the availability of insurance sought by municipal bond issuers thereby reducing the supply of insured municipal securities.

Because of the consolidation among municipal bond insurers the Fund is subject to additional risks including the risk that credit risk may be concentrated among fewer insurers and the risk that events involving one or more municipal bond insurers could have a significant adverse effect on the value of the securities insured by an insurer and on the municipal markets as a whole.

Focus The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Tax-Exempt Securities Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Income The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security.

Prepayment Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

Liquidity From time to time, the trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to

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FRANKLIN MICHIGAN TAX-FREE INCOME FUND
FUND SUMMARIES

sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

Management The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Cybersecurity Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the fund, the investment manager and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the

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FRANKLIN MICHIGAN TAX-FREE INCOME FUND
FUND SUMMARIES

future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	2014, Q1	4.35%
Worst Quarter:	2013, Q2	-2.85%

As of March 31, 2022, the Fund’s year-to-date return was -6.39%.

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FRANKLIN MICHIGAN TAX-FREE INCOME FUND
FUND SUMMARIES

Average Annual Total Returns

(figures reflect sales charges)

For periods ended December 31, 2021

	1 Year	5 Years	10 Years	Since Inception
Franklin Michigan Tax-Free Income Fund - Class A
Return before taxes	-2.95%	2.63%	2.64%	—
Return after taxes on distributions	-2.95%	2.63%	2.64%	—
Return after taxes on distributions and sale of Fund shares	-0.90%	2.64%	2.73%	—
Franklin Michigan Tax-Free Income Fund - Class A1	-2.74%	2.71%	2.68%	—
Franklin Michigan Tax-Free Income Fund - Class C	-0.58%	2.92%	2.50%	—
Franklin Michigan Tax-Free Income Fund - Class R6	1.20%	—	—	3.65%	[1]
Franklin Michigan Tax-Free Income Fund - Advisor Class	1.16%	3.61%	3.18%	—
Bloomberg Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	1.52%	4.17%	3.72%	—

1.	Since inception August 1, 2017.

The figures in the average annual total returns table above reflect the Class A and A1 shares maximum front-end sales charge of 3.75%. Prior to March 1, 2019, Class A and A1 shares were subject to a maximum front-end sales charge of 4.25%. If the prior maximum front-end sales charge of 4.25% was reflected, performance for Class A and A1 shares in the average annual total returns table would be lower.

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has been adjusted to reflect differences in Rule 12b-1 fees between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

John Wiley

Senior Vice President of Advisers and portfolio manager of the Fund since 2020.

Christopher Sperry, CFA

Vice President of Advisers and portfolio manager of the Fund since 2020.

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FRANKLIN MICHIGAN TAX-FREE INCOME FUND
FUND SUMMARIES

John Bonelli

Vice President of Advisers and portfolio manager of the Fund since 2020.

Michael Conn

Vice President of Advisers and portfolio manager of the Fund since 2020.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A, A1 and C, the minimum initial purchase for most accounts is $1,000 (or $25 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

Taxes

The Fund’s distributions are primarily exempt from regular federal and state income tax for individual residents of Michigan. A portion of these distributions, however, may be subject to federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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FRANKLIN MINNESOTA TAX-FREE INCOME FUND
FUND SUMMARIES

Franklin Minnesota Tax-Free Income Fund

Investment Goal

To provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital. The Fund also tries to provide a maximum level of income exempt from personal income taxes, if any, for resident shareholders of Minnesota.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 134 in the Fund's Prospectus and under “Buying and Selling Shares” on page 56 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – "Intermediary Sales Charge Discounts and Waivers" to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class A1		Class C	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%		3.75%		None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	[1]	None	[1]	1.00%	None	None

1.

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investment of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

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FRANKLIN MINNESOTA TAX-FREE INCOME FUND
FUND SUMMARIES

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class A1	Class C	Class R6	Advisor Class
Management fees	0.47%	0.47%	0.47%	0.47%	0.47%
Distribution and service (12b-1) fees	0.25%	0.10%	0.65%	None	None
Other expenses	0.11%	0.11%	0.11%	0.07%	0.11%
Total annual Fund operating expenses	0.83%	0.68%	1.23%	0.54%	0.58%
Fee waiver and/or expense reimbursement[1]	None	None	None	-0.01%	None
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[1]	0.83%	0.68%	1.23%	0.53%	0.58%

1. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.03% until June 30, 2023. During the term, this fee waiver and expense reimbursement agreement may not be terminated or amended without the approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the cap on the Fund’s fees and expenses (which would result in lower fees for shareholders).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$457	$630	$818	$1,362
Class A1	$442	$585	$740	$1,191
Class C	$225	$390	$675	$1,377
Class R6	$54	$172	$301	$677
Advisor Class	$59	$186	$323	$725
If you do not sell your shares:
Class C	$125	$390	$675	$1,377

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent

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fiscal year, the Fund's portfolio turnover rate was 19.81% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, under normal market conditions, the Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of Minnesota. Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's total assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay interest subject to other federal or state income taxes.

The Fund only buys municipal securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or unrated or short-term rated securities of comparable credit quality).

Because of its historical investment policy of investing in insured municipal securities, the Fund’s portfolio may consist to a large extent of insured municipal securities. Insured municipal securities are covered by insurance policies that guarantee the timely payment of principal and interest. The premium costs, however, are typically reflected in a lower yield and/or higher price for the insured bond. It is important to note that insurance does not guarantee the market value of an insured security, or the Fund’s share price or distributions, and shares of the Fund are not insured.

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

Although the investment manager will search for investments across a large number of municipal securities that finance different types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically invests with a long-term time horizon. This means it generally holds securities in the Fund’s portfolio for income purposes, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal. With a focus on income, individual securities are considered for purchase or sale based on various factors and considerations, including credit profile, risk, structure, pricing, portfolio impact, duration management, restructuring, opportunistic trading and tax loss harvesting opportunities. The investment

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manager also may consider the cost of insurance when selecting securities for the Fund.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Credit An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value. A change in the credit rating of a municipal bond insurer that insures securities in the Fund’s portfolio may affect the value of the securities it insures, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Minnesota The Fund invests predominantly in Minnesota municipal securities. Therefore, events in Minnesota are likely to affect the Fund’s investment and its performance. These events may include economic or political policy changes, tax

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base erosion, unfunded pension and healthcare liabilities, constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of Minnesota. The same is true of events in other states or U.S. territories, to the extent that the Fund has exposure to any other state or territory at any given time.

Bond Insurers Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurance companies. Downgrades and withdrawal of ratings from municipal bond insurers have substantially limited the availability of insurance sought by municipal bond issuers thereby reducing the supply of insured municipal securities.

Because of the consolidation among municipal bond insurers the Fund is subject to additional risks including the risk that credit risk may be concentrated among fewer insurers and the risk that events involving one or more municipal bond insurers could have a significant adverse effect on the value of the securities insured by an insurer and on the municipal markets as a whole.

Focus The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Tax-Exempt Securities Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Income The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security.

Prepayment Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

Liquidity From time to time, the trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to

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sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

Management The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Cybersecurity Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the fund, the investment manager and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the

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future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	2014, Q1	2.99%
Worst Quarter:	2013, Q2	-3.29%

As of March 31, 2022, the Fund’s year-to-date return was -6.74%.

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Average Annual Total Returns

(figures reflect sales charges)

For periods ended December 31, 2021

	1 Year	5 Years	10 Years	Since Inception
Franklin Minnesota Tax-Free Income Fund - Class A
Return before taxes	-3.33%	2.43%	2.51%	—
Return after taxes on distributions	-3.33%	2.43%	2.51%	—
Return after taxes on distributions and sale of Fund shares	-1.28%	2.42%	2.56%	—
Franklin Minnesota Tax-Free Income Fund - Class A1	-3.18%	2.52%	2.56%	—
Franklin Minnesota Tax-Free Income Fund - Class C	-0.96%	2.75%	2.39%	—
Franklin Minnesota Tax-Free Income Fund - Class R6	0.74%	—	—	3.21%	[1]
Franklin Minnesota Tax-Free Income Fund - Advisor Class	0.69%	3.41%	3.06%	—
Bloomberg Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	1.52%	4.17%	3.72%	—

1.	Since inception August 1, 2017.

The figures in the average annual total returns table above reflect the Class A and A1 shares maximum front-end sales charge of 3.75%. Prior to March 1, 2019, Class A and A1 shares were subject to a maximum front-end sales charge of 4.25%. If the prior maximum front-end sales charge of 4.25% was reflected, performance for Class A and A1 shares in the average annual total returns table would be lower.

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has been adjusted to reflect differences in Rule 12b-1 fees between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

John Wiley

Senior Vice President of Advisers and portfolio manager of the Fund since 2020.

Christopher Sperry, CFA

Vice President of Advisers and portfolio manager of the Fund since 2020.

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John Bonelli

Vice President of Advisers and portfolio manager of the Fund since 2020.

Michael Conn

Vice President of Advisers and portfolio manager of the Fund since 2020.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A, A1 and C, the minimum initial purchase for most accounts is $1,000 (or $25 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

Taxes

The Fund’s distributions are primarily exempt from regular federal and state income tax for individual residents of Minnesota. A portion of these distributions, however, may be subject to federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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FRANKLIN OHIO TAX-FREE INCOME FUND
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Franklin Ohio Tax-Free Income Fund

Investment Goal

To provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital. The Fund also tries to provide a maximum level of income exempt from personal income taxes, if any, for resident shareholders of Ohio.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 134 in the Fund's Prospectus and under “Buying and Selling Shares” on page 56 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – "Intermediary Sales Charge Discounts and Waivers" to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class A1		Class C	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%		3.75%		None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	[1]	None	[1]	1.00%	None	None

1.

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investment of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

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Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class A1	Class C	Class R6	Advisor Class
Management fees	0.46%	0.46%	0.46%	0.46%	0.46%
Distribution and service (12b-1) fees	0.25%	0.10%	0.65%	None	None
Other expenses	0.10%	0.10%	0.10%	0.07%	0.10%
Total annual Fund operating expenses	0.81%	0.66%	1.21%	0.53%	0.56%
Fee waiver and/or expense reimbursement[1]	None	None	None	-0.01%	None
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[1]	0.81%	0.66%	1.21%	0.52%	0.56%

1. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.03% until June 30, 2023. During the term, this fee waiver and expense reimbursement agreement may not be terminated or amended without the approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the cap on the Fund’s fees and expenses (which would result in lower fees for shareholders).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$455	$624	$808	$1,340
Class A1	$440	$579	$730	$1,167
Class C	$223	$384	$665	$1,354
Class R6	$53	$169	$296	$664
Advisor Class	$57	$179	$312	$701
If you do not sell your shares:
Class C	$123	$384	$665	$1,354

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent

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fiscal year, the Fund's portfolio turnover rate was 24.59% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, under normal market conditions, the Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of Ohio. Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's total assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay interest subject to other federal or state income taxes.

The Fund only buys municipal securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or unrated or short-term rated securities of comparable credit quality).

Because of its historical investment policy of investing in insured municipal securities, the Fund’s portfolio may consist to a large extent of insured municipal securities. Insured municipal securities are covered by insurance policies that guarantee the timely payment of principal and interest. The premium costs, however, are typically reflected in a lower yield and/or higher price for the insured bond. It is important to note that insurance does not guarantee the market value of an insured security, or the Fund’s share price or distributions, and shares of the Fund are not insured.

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

Although the investment manager will search for investments across a large number of municipal securities that finance different types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically invests with a long-term time horizon. This means it generally holds securities in the Fund’s portfolio for income purposes, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal. With a focus on income, individual securities are considered for purchase or sale based on various factors and considerations, including credit profile, risk, structure, pricing, portfolio impact, duration management, restructuring, opportunistic trading and tax loss harvesting opportunities. The investment

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manager also may consider the cost of insurance when selecting securities for the Fund.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Credit An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value. A change in the credit rating of a municipal bond insurer that insures securities in the Fund’s portfolio may affect the value of the securities it insures, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Ohio The Fund invests predominantly in Ohio municipal securities. Therefore, events in Ohio are likely to affect the Fund’s investment and its performance. These events may include economic or political policy changes, tax base erosion,

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unfunded pension and healthcare liabilities, constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of Ohio. The same is true of events in other states or U.S. territories, to the extent that the Fund has exposure to any other state or territory at any given time.

Bond Insurers Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurance companies. Downgrades and withdrawal of ratings from municipal bond insurers have substantially limited the availability of insurance sought by municipal bond issuers thereby reducing the supply of insured municipal securities.

Because of the consolidation among municipal bond insurers the Fund is subject to additional risks including the risk that credit risk may be concentrated among fewer insurers and the risk that events involving one or more municipal bond insurers could have a significant adverse effect on the value of the securities insured by an insurer and on the municipal markets as a whole.

Focus The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Tax-Exempt Securities Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Income The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security.

Prepayment Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

Liquidity From time to time, the trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to

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sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

Management The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Cybersecurity Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the fund, the investment manager and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the

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future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	2014, Q1	3.87%
Worst Quarter:	2013, Q2	-3.58%

As of March 31, 2022, the Fund’s year-to-date return was -6.66%.

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Average Annual Total Returns

(figures reflect sales charges)

For periods ended December 31, 2021

	1 Year	5 Years	10 Years	Since Inception
Franklin Ohio Tax-Free Income Fund - Class A
Return before taxes	-3.06%	2.69%	3.03%	—
Return after taxes on distributions	-3.06%	2.69%	3.03%	—
Return after taxes on distributions and sale of Fund shares	-1.06%	2.67%	3.04%	—
Franklin Ohio Tax-Free Income Fund - Class A1	-2.82%	2.79%	3.08%	—
Franklin Ohio Tax-Free Income Fund - Class C	-0.69%	3.00%	2.90%	—
Franklin Ohio Tax-Free Income Fund - Class R6	1.00%	—	—	3.43%	[1]
Franklin Ohio Tax-Free Income Fund - Advisor Class	0.96%	3.68%	3.58%	—
Bloomberg Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	1.52%	4.17%	3.72%	—

1.	Since inception August 1, 2017.

The figures in the average annual total returns table above reflect the Class A and A1 shares maximum front-end sales charge of 3.75%. Prior to March 1, 2019, Class A and A1 shares were subject to a maximum front-end sales charge of 4.25%. If the prior maximum front-end sales charge of 4.25% was reflected, performance for Class A and A1 shares in the average annual total returns table would be lower.

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has been adjusted to reflect differences in Rule 12b-1 fees between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

John Wiley

Senior Vice President of Advisers and portfolio manager of the Fund since 2020.

Christopher Sperry, CFA

Vice President of Advisers and portfolio manager of the Fund since 2020.

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FRANKLIN OHIO TAX-FREE INCOME FUND
FUND SUMMARIES

John Bonelli

Vice President of Advisers and portfolio manager of the Fund since 2020.

Michael Conn

Vice President of Advisers and portfolio manager of the Fund since 2020.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A, A1 and C, the minimum initial purchase for most accounts is $1,000 (or $25 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

Taxes

The Fund’s distributions are primarily exempt from regular federal and state income tax for individual residents of Ohio. A portion of these distributions, however, may be subject to federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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FRANKLIN OREGON TAX-FREE INCOME FUND
FUND SUMMARIES

Franklin Oregon Tax-Free Income Fund

Investment Goal

To provide investors with as high a level of income exempt from federal income taxes and from personal income taxes, if any, for resident shareholders of Oregon as is consistent with prudent investment management and the preservation of shareholders’ capital.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 134 in the Fund's Prospectus and under “Buying and Selling Shares” on page 56 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – "Intermediary Sales Charge Discounts and Waivers" to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class A1		Class C	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%		3.75%		None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	[1]	None	[1]	1.00%	None	None

1.

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investment of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

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FRANKLIN OREGON TAX-FREE INCOME FUND
FUND SUMMARIES

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class A1	Class C	Class R6	Advisor Class
Management fees	0.47%	0.47%	0.47%	0.47%	0.47%
Distribution and service (12b-1) fees	0.25%	0.10%	0.65%	None	None
Other expenses	0.08%	0.08%	0.08%	0.05%	0.08%
Total annual Fund operating expenses	0.80%	0.65%	1.20%	0.52%	0.55%
Fee waiver and/or expense reimbursement	None	None	None	-0.01%	None
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[1]	0.80%	0.65%	1.20%	0.51%	0.55%

1. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.03% until June 30, 2023. During the term, this fee waiver and expense reimbursement agreement may not be terminated or amended without the approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the cap on the Fund’s fees and expenses (which would result in lower fees for shareholders).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$454	$621	$803	$1,329
Class A1	$439	$576	$725	$1,157
Class C	$222	$381	$660	$1,344
Class R6	$52	$166	$290	$651
Advisor Class	$56	$176	$307	$689
If you do not sell your shares:
Class C	$122	$381	$660	$1,344

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19.83% of the average value of its portfolio.

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FRANKLIN OREGON TAX-FREE INCOME FUND
FUND SUMMARIES

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, under normal market conditions, the Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of Oregon. Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's net assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay interest subject to other federal or state income taxes.

The Fund only buys municipal securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or unrated or short-term rated securities of comparable credit quality).

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

Although the investment manager will search for investments across a large number of municipal securities that finance different types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically invests with a long-term time horizon. This means it generally holds securities in the Fund’s portfolio for income purposes, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal. With a focus on income, individual securities are considered for purchase or sale based on various factors and considerations, including credit profile, risk, structure, pricing, portfolio impact, duration management, restructuring, opportunistic trading and tax loss harvesting opportunities.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of

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FRANKLIN OREGON TAX-FREE INCOME FUND
FUND SUMMARIES

and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Credit An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value. A change in the credit rating of a municipal bond insurer that insures securities in the Fund’s portfolio may affect the value of the securities it insures, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Oregon The Fund invests predominantly in Oregon municipal securities. Therefore, events in Oregon are likely to affect the Fund’s investment and its performance. These events may include economic or political policy changes, tax base erosion, unfunded pension and healthcare liabilities, constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of Oregon. The same is true of events in other states or U.S. territories, to the extent that the Fund has exposure to any other state or territory at any given time.

Focus The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

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FRANKLIN OREGON TAX-FREE INCOME FUND
FUND SUMMARIES

Tax-Exempt Securities Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Income The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security.

Prepayment Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

Liquidity From time to time, the trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

Management The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Cybersecurity Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or investment manager. Cybersecurity incidents may result

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FRANKLIN OREGON TAX-FREE INCOME FUND
FUND SUMMARIES

in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the fund, the investment manager and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

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FRANKLIN OREGON TAX-FREE INCOME FUND
FUND SUMMARIES

Class A Annual Total Returns

Best Quarter:	2014, Q1	3.95%
Worst Quarter:	2013, Q2	-3.60%

As of March 31, 2022, the Fund’s year-to-date return was -6.43%.

Average Annual Total Returns

(figures reflect sales charges)

For periods ended December 31, 2021

	1 Year	5 Years	10 Years	Since Inception
Franklin Oregon Tax-Free Income Fund - Class A
Return before taxes	-2.61%	2.52%	2.55%	—
Return after taxes on distributions	-2.61%	2.51%	2.55%	—
Return after taxes on distributions and sale of Fund shares	-0.78%	2.54%	2.66%	—
Franklin Oregon Tax-Free Income Fund - Class A1	-2.49%	2.60%	2.60%	—
Franklin Oregon Tax-Free Income Fund - Class C	-0.23%	2.81%	2.42%	—
Franklin Oregon Tax-Free Income Fund - Class R6	1.47%	—	—	3.31%	[1]
Franklin Oregon Tax-Free Income Fund - Advisor Class	1.44%	3.48%	3.09%	—
Bloomberg Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	1.52%	4.17%	3.72%	—

1.	Since inception August 1, 2017.

The figures in the average annual total returns table above reflect the Class A and A1 shares maximum front-end sales charge of 3.75%. Prior to March 1, 2019, Class A and A1 shares were subject to a maximum front-end sales charge of

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FRANKLIN OREGON TAX-FREE INCOME FUND
FUND SUMMARIES

4.25%. If the prior maximum front-end sales charge of 4.25% was reflected, performance for Class A and A1 shares in the average annual total returns table would be lower.

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has been adjusted to reflect differences in Rule 12b-1 fees between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

John Wiley

Senior Vice President of Advisers and portfolio manager of the Fund since 2020.

Christopher Sperry, CFA

Vice President of Advisers and portfolio manager of the Fund since 2000.

John Bonelli

Vice President of Advisers and portfolio manager of the Fund since 2020.

Michael Conn

Vice President of Advisers and portfolio manager of the Fund since 2020.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A, A1 and C, the minimum initial purchase for most accounts is $1,000 (or $25 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

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FRANKLIN OREGON TAX-FREE INCOME FUND
FUND SUMMARIES

Taxes

The Fund’s distributions are primarily exempt from regular federal and state income tax for individual residents of Oregon. A portion of these distributions, however, may be subject to federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND
FUND SUMMARIES

Franklin Pennsylvania Tax-Free Income Fund

Investment Goal

To provide investors with as high a level of income exempt from federal income taxes and from personal income taxes, if any, for resident shareholders of Pennsylvania as is consistent with prudent investment management and the preservation of shareholders’ capital.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 134 in the Fund's Prospectus and under “Buying and Selling Shares” on page 56 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – "Intermediary Sales Charge Discounts and Waivers" to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class A1		Class C	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%		3.75%		None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	[1]	None	[1]	1.00%	None	None

1.

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investment of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

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FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND
FUND SUMMARIES

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class A1	Class C	Class R6	Advisor Class
Management fees	0.47%	0.47%	0.47%	0.47%	0.47%
Distribution and service (12b-1) fees	0.25%	0.10%	0.65%	None	None
Other expenses	0.09%	0.09%	0.09%	0.09%	0.09%
Total annual Fund operating expenses	0.81%	0.66%	1.21%	0.56%	0.56%
Fee waiver and/or expense reimbursement[1]	None	None	None	-0.04%[1]	None
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[1]	0.81%	0.66%	1.21%	0.52%	0.56%

1. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.03% until June 30, 2023. During the term, this fee waiver and expense reimbursement agreement may not be terminated or amended without the approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the cap on the Fund’s fees and expenses (which would result in lower fees for shareholders).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$455	$624	$808	$1,340
Class A1	$440	$579	$730	$1,167
Class C	$223	$384	$665	$1,354
Class R6	$53	$175	$308	$697
Advisor Class	$57	$179	$312	$701
If you do not sell your shares:
Class C	$123	$384	$665	$1,354

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent

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FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND
FUND SUMMARIES

fiscal year, the Fund's portfolio turnover rate was 36.04% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, under normal market conditions, the Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of Pennsylvania. Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's net assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay interest subject to other federal or state income taxes.

The Fund only buys municipal securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or unrated or short-term rated securities of comparable credit quality).

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

Although the investment manager will search for investments across a large number of municipal securities that finance different types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically invests with a long-term time horizon. This means it generally holds securities in the Fund’s portfolio for income purposes, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal. With a focus on income, individual securities are considered for purchase or sale based on various factors and considerations, including credit profile, risk, structure, pricing, portfolio impact, duration management, restructuring, opportunistic trading and tax loss harvesting opportunities.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government

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FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND
FUND SUMMARIES

policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Credit An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value. A change in the credit rating of a municipal bond insurer that insures securities in the Fund’s portfolio may affect the value of the securities it insures, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Pennsylvania The Fund invests predominantly in Pennsylvania municipal securities. Therefore, events in Pennsylvania are likely to affect the Fund’s investment and its performance. These events may include economic or political policy changes, tax base erosion, unfunded pension and healthcare liabilities, constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of Pennsylvania. The same is true of events in other states or U.S. territories, to the extent that the Fund has exposure to any other state or territory at any given time.

Focus The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

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FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND
FUND SUMMARIES

Tax-Exempt Securities Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Income The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security.

Prepayment Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

Liquidity From time to time, the trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

Management The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Cybersecurity Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or investment manager. Cybersecurity incidents may result

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in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the fund, the investment manager and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

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Class A Annual Total Returns

Best Quarter:	2014, Q1	4.14%
Worst Quarter:	2013, Q2	-3.19%

As of March 31, 2022, the Fund’s year-to-date return was -6.53%.

Average Annual Total Returns

(figures reflect sales charges)

For periods ended December 31, 2021

	1 Year	5 Years	10 Years	Since Inception
Franklin Pennsylvania Tax-Free Income Fund - Class A
Return before taxes	-2.07%	2.20%	2.57%	—
Return after taxes on distributions	-2.07%	2.20%	2.57%	—
Return after taxes on distributions and sale of Fund shares	-0.42%	2.38%	2.75%	—
Franklin Pennsylvania Tax-Free Income Fund - Class A1	-1.90%	2.30%	2.63%	—
Franklin Pennsylvania Tax-Free Income Fund - Class C	0.32%	2.48%	2.45%	—
Franklin Pennsylvania Tax-Free Income Fund - Class R6	2.04%	—	—	3.16%	[1]
Franklin Pennsylvania Tax-Free Income Fund - Advisor Class	2.00%	3.18%	3.12%	—
Bloomberg Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	1.52%	4.17%	3.72%	—

1.	Since inception August 1, 2017.

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The figures in the average annual total returns table above reflect the Class A and A1 shares maximum front-end sales charge of 3.75%. Prior to March 1, 2019, Class A and A1 shares were subject to a maximum front-end sales charge of 4.25%. If the prior maximum front-end sales charge of 4.25% was reflected, performance for Class A and A1 shares in the average annual total returns table would be lower.

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has been adjusted to reflect differences in Rule 12b-1 fees between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

John Wiley

Senior Vice President of Advisers and portfolio manager of the Fund since 2020.

Christopher Sperry, CFA

Vice President of Advisers and portfolio manager of the Fund since 2020.

John Bonelli

Vice President of Advisers and portfolio manager of the Fund since 2020.

Michael Conn

Vice President of Advisers and portfolio manager of the Fund since 2020.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A, A1 and C, the minimum initial purchase for most accounts is $1,000 (or $25 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

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Taxes

The Fund’s distributions are primarily exempt from regular federal and state income tax for individual residents of Pennsylvania. A portion of these distributions, however, may be subject to federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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Fund Details

Investment Goal

Each of the Michigan Fund’s, Minnesota Fund’s and Ohio Fund’s investment goal is to provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital. Each such Fund also tries to provide a maximum level of income exempt from personal income taxes, if any, for resident shareholders of that Fund’s state.

Each of the Arizona Fund's, Colorado Fund's, Connecticut Fund's, Oregon Fund's and Pennsylvania Fund's investment goal is to provide investors with as high a level of income exempt from federal income taxes and from personal income taxes, if any, for resident shareholders of that Fund's state as is consistent with prudent investment management and the preservation of shareholders' capital.

Principal Investment Policies and Practices

Under normal market conditions, each Fund (hereafter “the Fund”) invests at least 80% of its assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. The Fund applies this test to its net assets except for the Michigan Fund, Minnesota Fund and Ohio Fund, each of which applies this test to its total assets. In addition, under normal market conditions, each Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of that Fund's state. Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's net assets (or total assets with respect to the Michigan Fund, Minnesota Fund and Ohio Fund) may be invested in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay taxable interest.

Municipal securities are issued by state and local governments, their agencies and authorities, as well as by the District of Columbia and U.S. territories and possessions, such as Puerto Rico, Guam and the U.S. Virgin Islands, to borrow money for various public and private projects. Municipal securities generally pay a fixed, floating or variable rate of interest, and require that the amount borrowed (principal) be repaid at maturity.

The Fund only buys municipal securities rated in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or comparable unrated or short-term rated securities). This limitation generally is applied at the time of purchase and a downgrade of a particular security below one of the top four ratings categories will not automatically cause the Fund to sell the

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security. The investment manager will, however, take such downgrade into account when analyzing the portfolio.

The Fund may invest in insured municipal securities, which are covered by insurance policies that guarantee the timely payment of principal and interest. The Fund generally purchases bonds that have insurance in place so it does not pay insurance premiums directly. The premium costs, however, are reflected in a lower yield and/or higher price for the insured bond. When the Fund believes that it could be beneficial, the Fund may purchase insurance for an uninsured bond directly from a qualified municipal bond insurer, in which case the Fund pays the insurance premium directly to the insurance company. The investment manager may also consider the cost of insurance when selecting securities for the Fund. It is important to note that insurance does not guarantee the market value of an insured security, or the Fund's share price or distributions, and shares of the Fund are not insured.

Because of each of the Michigan Fund’s, Minnesota Fund’s and Ohio Fund’s historical investment policy of investing in insured municipal securities, each such Fund's portfolio may consist to a large extent of insured municipal securities.

The Fund also may invest in municipal lease obligations. Municipal lease obligations generally are issued to support a government’s infrastructure by financing or refinancing equipment or property acquisitions or the construction, expansion or rehabilitation of public facilities. In such transactions, equipment or property is leased to a state or local government, which, in turn, pays lease payments to the lessor consisting of interest and principal payments on the obligations.

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

The Connecticut Fund is a “non-diversified” fund, which means it generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

Although the investment manager will search for investments across a large number of municipal securities that finance different types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The Fund may invest in variable and floating rate securities, primarily variable rate demand notes, the interest rates of which change either at specific intervals or whenever a benchmark rate changes. While this feature helps protect against a decline in the security’s market price when interest rates rise, it lowers the Fund’s income when interest rates fall. The Fund may also invest in zero coupon and deferred interest securities.

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The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund's range of allowable investments and typically invests with a long-term time horizon. This means it generally holds securities in the Fund's portfolio for income purposes, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal. With a focus on income, individual securities are considered for purchase or sale based on various factors and considerations, including credit profile, risk, structure, pricing, portfolio impact, duration management, restructuring, opportunistic trading and tax loss harvesting opportunities.

Temporary Investments

When the investment manager believes market or economic conditions are unusual or unfavorable for investors, the investment manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments, such as variable rate demand notes. Temporary defensive investments generally may include securities that pay taxable interest. The investment manager may also invest in these types of securities or hold cash when securities meeting the Fund's investment criteria are unavailable or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

Principal Risks

Interest Rate

Interest rate changes can be sudden and unpredictable, and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. Changes in government or central bank policy, including changes in tax policy or changes in a central bank’s implementation of specific policy goals, may have a substantial impact on interest rates. There can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed, nor that any such policy will have the desired effect on interest rates. Debt securities generally tend to lose market value when interest rates rise and increase in value when interest rates fall. A rise in interest rates also has the potential to cause investors to rapidly sell fixed income securities. A substantial increase in interest rates may also have an adverse impact on the liquidity of a debt security, especially those with longer maturities or durations. Securities with longer maturities or durations or lower coupons or that make little (or no) interest payments before maturity tend to be more sensitive to interest rate changes. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, low

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interest rate environments may prevent a debt fund from paying expenses out of its assets if its earned income is insufficient to cover expenses.

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The Fund’s investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events and their aftermaths, such as the spread of diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. During a general downturn in the securities markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that securities or other investments held by the Fund will participate in or otherwise benefit from the advance.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of the COVID-19 pandemic have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic, and other epidemics and pandemics that may arise in the future, on national and global economies, individual companies and the financial markets is unpredictable, may result in a high degree of uncertainty for potentially extended periods of time and may adversely affect the Fund’s performance.

Credit

The Fund could lose money on a debt security if the issuer or borrower is unable or fails to meet its obligations, including failing to make interest payments and/or to repay principal when due. Changes in an issuer's financial strength, the market's perception of the issuer's financial strength or an issuer's or security's credit rating, which reflects a third party's assessment of the credit risk presented by a particular issuer or security, may affect debt securities' values. The Fund may incur substantial losses on debt securities that are inaccurately perceived to present a

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different amount of credit risk by the market, the investment manager or the rating agencies than such securities actually do.

The Fund’s portfolio securities may be supported by credit enhancements provided by an insurance company, bank, or other foreign or domestic entity. For example, some municipal securities are insured by a policy that guarantees the timely payment of principal and interest. Other municipal securities may be backed by letters of credit, guarantees, or escrow or trust accounts containing high quality securities, including securities backed by the full faith and credit of the U.S. government, to secure the payment of principal and interest. Securities supported by credit enhancements have the credit risk of the entity providing the credit support. To the extent the Fund holds these securities, a change in the credit rating of the entity providing credit support may affect the value of the securities it supports, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an entity providing credit support to meet its obligations.

State and U.S. Territories

Because each Fund invests predominantly in municipal securities of its state, events in that state are likely to affect the Fund's investments and its performance. These events may include economic or political policy changes, man-made or natural disasters, tax base erosion, unfunded pension and healthcare liabilities, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to the state's municipal issuers. Any downgrade to the credit rating of the securities issued by the U.S. government may result in a downgrade of securities issued by the states or U.S. territories.

A negative change in any one of these or other areas could affect the ability of a state's municipal issuers to meet their obligations. It is important to remember that economic, budget and other conditions within a particular state can be unpredictable and can change at any time. For these reasons, an investment in each state Fund involves more risk than an investment in a fund that does not focus on municipal securities of a single state. As with state municipal securities, events in any of the U.S. territories (e.g. Puerto Rico, Guam, Mariana Islands and the U.S. Virgin Islands) where the Fund is invested may affect the Fund’s investments and its performance.

The discussion above does not include all relevant facts or economic or political conditions that may affect the ability of municipal issuers to meet their debt obligations, and is subject to change without notice. The information provided is based on data as of June 1, 2022, from historically reliable sources, but the investment manager has not independently verified it. This information could change quickly and without notice and is generally only updated annually.

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Focus

The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Tax-Exempt Securities

While the Fund endeavors to purchase bona fide tax-exempt securities (i.e., a security issued as paying tax-exempt interest income), there are risks that: (a) a tax-exempt security may be reclassified by the Internal Revenue Service (IRS), or a state tax authority, as paying taxable interest income instead and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of the security, and therefore the value of the Fund’s shares, to decline.

Income

The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security. The Fund's income generally declines during periods of falling benchmark interest rates because the Fund must reinvest the proceeds it receives from existing investments (upon their maturity, prepayment, amortization, sale, call, or buy-back) at a lower rate of interest or return.

Inflation

The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because variable-rate debt securities may be able to participate, over the long term, in rising interest rates which have historically corresponded with long-term inflationary trends.

Liquidity

Liquidity risk exists when the markets for particular securities or types of securities or other investments are or become relatively illiquid so that the Fund is unable, or it becomes more difficult for the Fund, to sell the security or other investment at the price at which the Fund has valued the security. Illiquidity may result from political, economic or issuer specific events; supply/demand imbalances; changes in a specific market’s size or structure, including the number of participants; or overall

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market disruptions. Securities or other investments with reduced liquidity or that become illiquid may involve greater risk than securities with more liquid markets. Market prices or quotations for illiquid securities may be volatile, and there may be large spreads between bid and ask prices. Reduced liquidity may have an adverse impact on market price and the Fund's ability to sell particular securities when necessary to meet the Fund's liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. An investment may become illiquid if the Fund and its affiliates receive material non-public information about the issuer or the investment. To the extent that the Fund and its affiliates hold a significant portion of an issuer's outstanding securities, the Fund may be subject to greater liquidity risk than if the issuer's securities were more widely held.

Prepayment

Debt securities are subject to prepayment risk when the issuer can "call" the security, or repay principal, in whole or in part, prior to the security's maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the existing security, potentially lowering the Fund's income, yield and its distributions to shareholders. Securities subject to partial or complete prepayment(s) may offer less potential for gains during a declining interest rate environment and have greater price volatility. Prepayment risk is greater in periods of falling interest rates for fixed-rate investments, and for floating or variable rate securities, rising interest rates generally increase the risk of refinancings or prepayments.

Municipal Lease Obligations

Municipal lease obligations differ from other municipal securities because the relevant legislative body must appropriate the money each year to make the lease payments. If the money is not appropriated, the lease may be cancelled without penalty and investors who own the lease obligations may not be paid.

Debt Securities Ratings

The use of credit ratings in evaluating debt securities can involve certain risks, including the risk that the credit rating may not reflect the issuer's current financial condition or events since the security was last rated by a rating agency. Credit ratings may be influenced by conflicts of interest or based on historical data that no longer apply or that are no longer accurate.

Unrated Debt Securities

Unrated debt securities determined by the investment manager to be of comparable credit quality to rated securities which the Fund may purchase may pay a higher interest rate than such rated debt securities and be subject to a greater risk of illiquidity or price changes. Less public information and independent

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credit analysis are typically available about unrated securities or issuers, and therefore they may be subject to greater risk of default.

Bond Insurers

Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurance companies. Rating agencies have lowered their ratings and withdrawn ratings on some municipal bond insurers. In such cases the insurance may be providing little or no enhancement of credit or resale value to the municipal security and the security rating will reflect the higher of the insurer rating or the rating of the underlying security.

Additional downgrades and withdrawal of ratings from municipal bond insurers would further limit the availability of insurance sought by municipal bond issuers thereby reducing the supply of insured municipal securities and potentially increasing the amount of unrated securities held by the Fund.

Market conditions have weakened the municipal bond insurance industry leading state regulators from time to time to require municipal bond insurers to suspend claims payments on outstanding insurance. Certain municipal bond insurers have withdrawn from the market. These circumstances have led to a consolidation among municipal bond insurers which have led to a decrease in the supply of insured municipal securities and a concentration of the insurance company credit risk on the securities in the Fund's portfolio amongst fewer municipal bond insurers. Due to this consolidation, events involving one or more municipal bond insurers could have a significant adverse effect on the value of the securities insured by an insurer and on the municipal markets as a whole.

Illiquid Securities

Certain securities are illiquid due to a limited trading market, financial weakness of the issuer, legal or contractual restrictions on resale or transfer, or are otherwise illiquid in the sense that they cannot be sold within seven days at approximately the price at which the Fund values them. Securities that are illiquid involve greater risk than securities with more liquid markets. Market quotations for such securities may be volatile and/or subject to large spreads between bid and ask prices. Illiquidity may have an adverse impact on market price and the Fund's ability to sell particular securities when necessary to meet the Fund's liquidity needs or in response to a specific economic event.

Zero Coupon and Deferred Interest Securities

These bonds tend to react more sharply to changes in interest rates than traditional bonds. The original discount on zero coupon or delayed interest bonds approximates the total amount of interest the bonds will accumulate over the period until maturity or the first cash payment date and compounds at a rate of interest reflecting the market rate of the security at the time of issuance. The discount varies depending on the time remaining until maturity or the cash payment date, as

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well as prevailing interest rates, liquidity of the market for the security, and the perceived credit quality of the issuer. The discount typically increases as interest rates rise, the market becomes less liquid or the creditworthiness of the issuer deteriorates. Because investors receive no cash prior to the maturity or cash payment date, an investment in debt securities issued at a discount generally has a greater potential for complete loss of principal and/or return than an investment in debt securities that make periodic interest payments. Such investments are more vulnerable to the creditworthiness of the issuer and any other parties upon which performance relies.

Non-Diversification

The Connecticut Fund is a "non-diversified" fund. It generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. The Fund may be more sensitive to a single economic, business, political, regulatory or other occurrence than a more diversified fund might be, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund's shares and a greater risk of loss.

Management

The Fund is actively managed and could experience losses (realized and unrealized) if the investment manager’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund's portfolio prove to be incorrect. There can be no guarantee that these techniques or the investment manager's investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the investment manager in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment goal.

Cybersecurity

Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of

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securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the fund, the investment manager and their service providers are subject to the risk of cyber incidents occurring from time to time.

More detailed information about the Fund and its policies and risks and about municipal securities held by the Fund can be found in the Fund's Statement of Additional Information (SAI).

A description of the Fund's policies and procedures regarding the release of portfolio holdings information is also available in the Fund's SAI. Portfolio holdings information can be viewed online at franklintempleton.com.

Management

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, CA 94403-1906, is the Fund's investment manager. Advisers is a wholly owned subsidiary of Franklin Resources, Inc. Together, Advisers and its affiliates manage, as of May 31, 2022, $1.46 trillion in assets, and have been in the investment management business since 1947.

The Fund is managed by a team of dedicated professionals focused on investments in tax-free securities. The portfolio managers have responsibility for the day-to-day management of particular Funds and operate as a team to develop ideas and implement investment strategy for all the Funds. The portfolio managers of the team are as follows:

John Bonelli   Vice President of Advisers
Mr. Bonelli has been a portfolio manager of the Franklin Colorado Tax-Free Income Fund since 2013 and Franklin Arizona Tax-Free Income Fund, Franklin Connecticut Tax-Free Income Fund, Franklin Michigan Tax-Free Income Fund, Franklin Minnesota Tax-Free Income Fund, Franklin Ohio Tax-Free Income Fund, Franklin Oregon Tax-Free Income Fund and Franklin Pennsylvania Tax-Free Income Fund since 2020. He joined Franklin Templeton in 2010.

Michael Conn   Vice President of Advisers
Mr. Conn has been a portfolio manager of the Franklin Arizona Tax-Free Income Fund, Franklin Colorado Tax-Free Income Fund, Franklin Connecticut Tax-Free Income Fund, Franklin Michigan Tax-Free Income Fund, Franklin Minnesota Tax-Free Income Fund, Franklin Ohio Tax-Free Income Fund, Franklin Oregon Tax-

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Free Income Fund and Franklin Pennsylvania Tax-Free Income Fund since 2020. He joined Franklin Templeton in 2001.

Christopher Sperry, CFA Vice President of Advisers
Mr. Sperry has been a portfolio manager of the Franklin Oregon Tax-Free Income Fund since 2000 and Franklin Arizona Tax-Free Income Fund, Franklin Colorado Tax-Free Income Fund, Franklin Connecticut Tax-Free Income Fund, Franklin Michigan Tax-Free Income Fund, Franklin Minnesota Tax-Free Income Fund, Franklin Ohio Tax-Free Income Fund and Franklin Pennsylvania Tax-Free Income Fund since 2020. He joined Franklin Templeton in 1996.

John Wiley Senior Vice President of Advisers
Mr. Wiley has been a portfolio manager of the Franklin Oregon Tax-Free Income Fund since 1991 and Franklin Arizona Tax-Free Income Fund, Franklin Colorado Tax-Free Income Fund, Franklin Connecticut Tax-Free Income Fund, Franklin Michigan Tax-Free Income Fund, Franklin Minnesota Tax-Free Income Fund, Franklin Ohio Tax-Free Income Fund and Franklin Pennsylvania Tax-Free Income Fund since 2020. He joined Franklin Templeton in 1989.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

The portfolio managers of the Funds are jointly and primarily responsible for the day-to-day management of the Funds’ portfolio. Each manager has equal authority over all aspects of the Funds' investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time.The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended February 28, 2022, each Fund's effective investment management fee rate based on average daily net assets was as follows

Management Fees[1]
Arizona Fund	0.47%
Colorado Fund	0.48%
Connecticut Fund	0.56%
Michigan Fund	0.47%
Minnesota Fund	0.47%
Ohio Fund	0.46%
Oregon Fund	0.47%

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Pennsylvania Fund	0.47%

1. Effective April 1, 2022, the investment manager has agreed to waive or limit its fees and to assume as its own certain expenses otherwise payable by the Fund so that total annual Fund operating expenses (i.e., a combination of investment management fees and other expenses, but excluding the Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.65% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations and liquidations) until June 30, 2023.

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The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.03% until June 30, 2023. During its term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the fee waiver and expense limitation.

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's annual report to shareholders for the fiscal year ended February 28.

Manager of Managers Structure (except for the Michigan Fund, the Ohio Fund and the Pennsylvania Fund)

The investment manager and the Trust have received an exemptive order from the SEC that allows the Fund to operate in a “manager of managers” structure whereby the investment manager can appoint and replace both wholly-owned and unaffiliated sub-advisors, and enter into, amend and terminate sub-advisory agreements with such sub-advisors, each subject to board approval but without obtaining prior shareholder approval (Manager of Managers Structure). The Fund will, however, inform shareholders of the hiring of any new sub-advisor within 90 days after the hiring. The SEC exemptive order provides the Fund with greater flexibility and efficiency and alleviates the need for the Fund to incur the expense and delays associated with obtaining shareholder approval of such sub-advisory agreements.

The use of the Manager of Managers Structure with respect to the Fund is subject to certain conditions that are set forth in the SEC exemptive order. Under the Manager of Managers Structure, the investment manager has the ultimate responsibility, subject to oversight by the Fund's board of trustees, to oversee sub-advisors and recommend their hiring, termination and replacement. The investment manager will also, subject to the review and approval of the Fund's board of trustees: set the Fund's overall investment strategy; evaluate, select and recommend sub-advisors to manage all or a portion of the Fund's assets; and implement procedures reasonably designed to ensure that each sub-advisor complies with the Fund's investment goal, policies and restrictions. Subject to review by the Fund's board of trustees, the investment manager will allocate and, when appropriate, reallocate the Fund's assets among sub-advisors and monitor and evaluate the sub-advisors’ performance.

Distributions and Taxes

The information is provided with respect to each Fund (hereafter "the Fund").

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Income and Capital Gain Distributions

As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund intends to declare income dividends from its net investment income each day that its net asset value (NAV) is calculated and pay them monthly. Your account begins to receive dividends on the day the Fund receives your investment, provided the investment is received by the Fund on any business day in good order prior to 1 p.m. Pacific time or the regularly scheduled close of the NYSE, whichever is earlier. Investments received after that time or paid by check will normally begin to earn dividends on the following business day. Dividends will be received by your account through the business day prior to the day on which your proceeds are sent to you. If your shares are purchased through a financial intermediary, you should check with your financial intermediary to determine when your purchase order will be effective. Capital gains, if any, may be paid at least annually. The Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either income dividends or capital gain distributions. Your income dividends and capital gain distributions will be automatically reinvested in additional shares at NAV unless you elect to receive them in cash.

Annual statements. After the close of each calendar year, you will receive tax information from the Fund with respect to the federal income tax treatment of the Fund’s distributions and any taxable sales or exchanges of Fund shares occurring during the prior calendar year. If the Fund finds it necessary to reclassify its distributions or adjust the cost basis of any covered shares sold or exchanged after you receive your tax information, the Fund will send you revised tax information. Distributions declared in December to shareholders of record in such month and paid in January are treated as if they were paid in December. Additional tax information about the Fund’s distributions is available at franklintempleton.com.

Avoid "buying a dividend." At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed taxable income, undistributed capital gains, or net unrealized appreciation in the value of the portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in the Fund just before it declares a distribution of taxable income or capital gains is sometimes known as “buying a dividend.”

Tax Considerations

The Fund's distributions are primarily exempt from regular federal income tax. A portion of these distributions, however, may be subject to the federal alternative minimum tax. Distributions from interest earned on the municipal securities of

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a particular state are also generally exempt from state income tax for individual residents of that state but will generally be taxable to non-residents. The Fund may also make distributions that are taxable to you as ordinary income or capital gains. This is the case whether you reinvest your distributions in additional Fund shares or receive them in cash.

• Exempt-interest dividends. Most Fund distributions will consist of exempt-interest dividends that are exempt from regular federal income tax. A portion of these distributions from private activity bond interest may be subject to the federal alternative minimum tax (AMT). Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits. Exempt-interest dividends from interest earned on the municipal securities of a particular state are also generally exempt from that state's personal income tax. Because of these tax exemptions, a tax-free fund may not be a suitable investment for retirement plans or other tax-exempt investors.

• Capital gains. Fund distributions of capital gains are generally subject to federal and state income tax. Fund distributions of short-term capital gains are subject to tax at ordinary rates. For federal income tax purposes, Fund distributions of long-term capital gains are taxable at the reduced long-term capital gains rates no matter how long you have owned your Fund shares. For single individuals with taxable income not in excess of $41,675 in 2022 ($83,350 for married individuals filing jointly), the long-term capital gains tax rate is 0%. For single individuals and joint filers with taxable income in excess of these amounts but not more than $459,750 or $517,200, respectively, the long-term capital gains tax rate is 15%. The rate is 20% for single individuals with taxable income in excess of $459,750 and married individuals filing jointly with taxable income in excess of $517,200. An additional 3.8% Medicare tax may also be imposed as discussed below.

• Taxable income dividends. The Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. Distributions from this income, if any, are generally subject to federal and state income tax at ordinary rates. The Fund expects that none of its distributions will be qualified dividends subject to reduced rates of tax to individuals. A return-of-capital distribution is generally not taxable but will reduce the cost basis of your shares, and will result in a higher capital gain or a lower capital loss when you later sell your shares.

Reclassification risk. The IRS has announced that holders of tax-exempt securities (i.e., a security issued as paying tax-exempt interest income) such as the Fund have certain risks if the securities were issued in connection with abusive transactions, refinancing irregularities, or the misuse of proceeds from the security offering. While the Fund endeavors to purchase bona fide tax-exempt securities there are risks that: (a) a tax-exempt security may be reclassified by the IRS, or a state tax authority, as paying taxable interest income instead and/or (b) future legislative, administrative or court actions could adversely impact the qualification

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of income from a tax-exempt security as tax-free. Under 2017 legislation commonly known as the Tax Cuts and Jobs Act, interest paid on a bond issued after December 31, 2017 to advance refund another bond is subject to federal income tax. These events may create taxable income for the Fund and its shareholders and the Fund may be required to send to you and file with the IRS and state tax authorities information returns for the current or prior calendar years classifying (or reclassifying) some of its exempt-interest dividends as taxable dividends. On prior year dividends, you might need to file amended income tax returns and pay additional tax and interest to avoid additional penalties and to limit interest charges on these taxable dividends. In addition, such reclassifications or actions could cause the value of the security, and therefore the value of the Fund’s shares, to decline.

Sales of Fund shares. When you sell your shares in the Fund, or exchange them for shares of a different Franklin Templeton fund, you will generally recognize a taxable capital gain or loss for federal and state income tax purposes. If you have owned your Fund shares for more than one year, any net long-term capital gains will qualify for the reduced rates of federal income taxation on long-term capital gains. An exchange of your shares in one class of the Fund for shares of another class of the same Fund is not taxable and no gain or loss will be reported on the transaction.

Cost basis reporting. If you acquire shares in the Fund on or after January 1, 2012, generally referred to as “covered shares," and sell or exchange them after that date, the Fund is generally required to report cost basis information to you and the IRS annually. The Fund will compute the cost basis of your covered shares using the average cost method, the Fund’s “default method,” unless you contact the Fund to select a different method, or choose to specifically identify your shares at the time of each sale or exchange. If your account is held by your financial advisor or other broker-dealer, that firm may select a different default method. In these cases, please contact the firm to obtain information with respect to the available methods and elections for your account. Shareholders should carefully review the cost basis information provided by the Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal and state income tax returns. Additional information about cost basis reporting is available at franklintempleton.com/costbasis.

Medicare tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. Net investment income does not include exempt-interest dividends. Any

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liability for this additional Medicare tax is reported on, and paid with, your federal income tax return.

Backup withholding. A shareholder may be subject to backup withholding on any distributions of income (including exempt-interest dividends), capital gains, or proceeds from the sale or exchange of Fund shares if the shareholder has provided either an incorrect tax identification number or no number at all, is subject to backup withholding by the IRS for failure to properly report payments of interest or dividends, has failed to certify that the shareholder is not subject to backup withholding, or has not certified that the shareholder is a U.S. person (including a U.S. resident alien). The backup withholding rate is currently 24%. State backup withholding may also apply.

Non-U.S. investors. Non-U.S. investors may be subject to U.S. withholding tax at 30% or a lower treaty rate on Fund dividends of ordinary income. Non-U.S. investors may be subject to U.S. estate tax on the value of their shares. They are subject to special U.S. tax certification requirements to avoid backup withholding, claim any exemptions from withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are generally provided for capital gains realized on the sale of Fund shares, exempt-interest dividends, capital gain dividends paid by the Fund from net long-term capital gains, short-term capital gain dividends paid by the Fund from net short-term capital gains and interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources. However, notwithstanding such exemptions from U.S. withholding tax at source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

Other reporting and withholding requirements. Payments to a shareholder that is either a foreign financial institution or a non-financial foreign entity within the meaning of the Foreign Account Tax Compliance Act (FATCA) may be subject to a 30% withholding tax on income dividends (other than exempt-interest dividends) paid by the Fund. The FATCA withholding tax generally can be avoided by such foreign entity if it provides the Fund, and in some cases, the IRS, information concerning the ownership of certain foreign financial accounts or other appropriate certifications or documentation concerning its status under FATCA. The Fund may be required to report certain shareholder account information to the IRS, non-U.S. taxing authorities or other parties to comply with FATCA.

Other tax information. This discussion of "Distributions and Taxes" is for general information only and is not tax advice. You should consult your own tax advisor regarding your particular circumstances, and about any federal, state, local and foreign tax consequences before making an investment in the Fund. Additional information about the tax consequences of investing in the Fund may be found in the SAI.

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Financial Highlights

The Financial Highlights present the Fund's financial performance for the past five years or since its inception. Certain information reflects financial results for a single Fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

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Franklin Arizona Tax-Free Income Fund - Class A

Year Ended February 28,

	2022	2021	2020[a]	2019[b]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.92	$11.24	$10.58	$10.52
Income from investment operations[c]:
Net investment income[d]	0.25	0.27	0.29	0.16
Net realized and unrealized gains (losses)	(0.28)	(0.32)	0.67	0.05
Total from investment operations	(0.03)	(0.05)	0.96	0.21
Less distributions from:
Net investment income	(0.25)	(0.27)	(0.30)	(0.15)
Net asset value, end of year	$10.64	$10.92	$11.24	$10.58
Total return[e]	(0.37)%	(0.43)%	9.24%	2.09%
Ratios to average net assets[f]
Expenses[g]	0.81%	0.81%	0.81%	0.81%
Net investment income	2.23%	2.46%	2.72%	3.12%
Supplemental data
Net assets, end of year (000’s)	$210,355	$173,930	$132,026	$44,516
Portfolio turnover rate	17.24%	13.66%	11.37%	18.13%

a. For the year ended February 29.

b. For the period September 10, 2018 (effective date) to February 28, 2019.

c. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

d. Based on average daily shares outstanding.

e. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

f. Ratios are annualized for periods less than one year.

g. Benefit of expense reduction rounds to less than 0.01%.

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Franklin Arizona Tax-Free Income Fund - Class A1

Year Ended February 28,

	2022	2021	2020a		2019	2018
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.90	$11.22	$10.56		$10.58	$10.78
Income from investment operations[b]:
Net investment income[c]	0.26	0.29	0.31		0.34	0.37
Net realized and unrealized gains (losses)	(0.28)	(0.32)	0.67		(0.01)	(0.19)
Total from investment operations	(0.02)	(0.03)	0.98		0.33	0.18
Less distributions from:
Net investment income	(0.26)	(0.29)	(0.32)		(0.35)	(0.38)
Net asset value, end of year	$10.62	$10.90	$11.22		$10.56	$10.58
Total return[d]	(0.22)%	(0.28)%	9.42%		3.18%	1.62%
Ratios to average net assets
Expenses	0.66% [e]	0.66% [e]	0.66%	[e]	0.66% [e]	0.65%
Net investment income	2.39%	2.64%	2.87%		3.27%	3.39%
Supplemental data
Net assets, end of year (000’s)	$526,131	$582,701	$672,061		$661,250	$737,426
Portfolio turnover rate	17.24%	13.66%	11.37%		18.13%	17.47%

a. For the year ended February 29.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e. Benefit of expense reduction rounds to less than 0.01%.

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Franklin Arizona Tax-Free Income Fund - Class C

Year Ended February 28,

	2022	2021	2020[a]		2019	2018
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.09	$11.42	$10.75		$10.75	$10.95
Income from investment operations[b]:
Net investment income[c]	0.20	0.23	0.26		0.29	0.31
Net realized and unrealized gains (losses)	(0.28)	(0.33)	0.67		(—)[d]	(0.20)
Total from investment operations	(0.08)	(0.10)	0.93		0.29	0.11
Less distributions from:
Net investment income	(0.20)	(0.23)	(0.26)		(0.29)	(0.31)
Net asset value, end of year	$10.81	$11.09	$11.42		$10.75	$10.75
Total return[e]	(0.76)%	(0.81)%	8.70%		2.74%	1.03%
Ratios to average net assets
Expenses	1.20% [f]	1.20%[f]	1.21%	[f]	1.21% [f]	1.20%
Net investment income	1.80%	2.05%	2.32%		2.72%	2.84%
Supplemental data
Net assets, end of year (000’s)	$48,833	$67,713	$80,562		$77,216	$105,010
Portfolio turnover rate	17.24%	13.66%	11.37%		18.13%	17.47%

a. For the year ended February 29.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Amount rounds to less than $0.01 per share.

e. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

f. Benefit of expense reduction rounds to less than 0.01%.

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Franklin Arizona Tax-Free Income Fund - Class R6

Year Ended February 28,

	2022	2021	2020[a]		2019	2018[b]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.94	$11.26	$10.60		$10.60	$10.84
Income from investment operations[c]:
Net investment income[d]	0.28	0.30	0.33		0.36	0.22
Net realized and unrealized gains (losses)	(0.28)	(0.32)	0.67		(—)[e]	(0.24)
Total from investment operations	—	(0.02)	1.00		0.36	(0.02)
Less distributions from:
Net investment income	(0.28)	(0.30)	(0.34)		(0.36)	(0.22)
Net asset value, end of year	$10.66	$10.94	$11.26		$10.60	$10.60
Total return[f]	(0.08)%	(0.15)%	9.53%		3.48%	(0.18)%
Ratios to average net assets[g]
Expenses before waiver and payments by affiliates	0.53%	0.53%	0.54%		0.55%	0.53%
Expenses net of waiver and payments by affiliates	0.52% [h]	0.53% [h,i]	0.53%	[h]	0.53% [h]	0.51%
Net investment income	2.51%	2.75%	3.00%		3.40%	3.53%
Supplemental data
Net assets, end of year (000’s)	$28,123	$21,450	$16,971		$12,562	$10,816
Portfolio turnover rate	17.24%	13.66%	11.37%		18.13%	17.47%

a. For the year ended February 29.

b. For the period August 1, 2017 (effective date) to February 28, 2018.

c. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

d. Based on average daily shares outstanding.

e. Amount rounds to less than $0.01 per share.

f. Total return is not annualized for periods less than one year.

g. Ratios are annualized for periods less than one year.

h. Benefit of expense reduction rounds to less than 0.01%.

i. Benefit of waiver and payments by affiliates rounds to less than 0.01%.

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Franklin Arizona Tax-Free Income Fund - Advisor Class

Year Ended February 28,

	2022	2021	2020[a]		2019	2018
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.94	$11.26	$10.60		$10.61	$10.81
Income from investment operations[b]:
Net investment income[c]	0.27	0.30	0.32		0.36	0.38
Net realized and unrealized gains (losses)	(0.29)	(0.32)	0.67		(0.01)	(0.19)
Total from investment operations	(0.02)	(0.02)	0.99		0.35	0.19
Less distributions from:
Net investment income	(0.27)	(0.30)	(0.33)		(0.36)	(0.39)
Net asset value, end of year	$10.65	$10.94	$11.26		$10.60	$10.61
Total return	(0.21)%	(0.18)%	9.50%		3.36%	1.72%
Ratios to average net assets
Expenses	0.56% [d]	0.56% [d]	0.56%	[d]	0.56% [d]	0.55%
Net investment income	2.48%	2.71%	2.97%		3.37%	3.49%
Supplemental data
Net assets, end of year (000’s)	$178,256	$174,264	$124,881		$90,140	$86,795
Portfolio turnover rate	17.24%	13.66%	11.37%		18.13%	17.47%
a. For the year ended February 29.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Benefit of expense reduction rounds to less than 0.01%.

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Franklin Colorado Tax-Free Income Fund - Class A

Year Ended February 28,

	2022	2021	2020[a]	2019[b]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.69	$11.96	$11.32	$11.28
Income from investment operations[c]:
Net investment income[d]	0.25	0.28	0.31	0.17
Net realized and unrealized gains (losses)	(0.29)	(0.27)	0.66	0.04
Total from investment operations	(0.04)	0.01	0.97	0.21
Less distributions from:
Net investment income	(0.25)	(0.28)	(0.33)	(0.17)
Net asset value, end of year	$11.40	$11.69	$11.96	$11.32
Total return[e]	(0.43)%	0.07%	8.69%	1.89%
Ratios to average net assets[f]
Expenses[g]	0.83%	0.83%	0.84%	0.84%
Net investment income	2.08%	2.40%	2.72%	3.14%
Supplemental data
Net assets, end of year (000’s)	$142,935	$119,598	$87,684	$35,153
Portfolio turnover rate	14.21%	19.32%	15.00%	10.85%

a. For the year ended February 29.

b. For the period September 10, 2018 (effective date) to February 28, 2019.

c. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

d. Based on average daily shares outstanding.

e. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

f. Ratios are annualized for periods less than one year.

g. Benefit of expense reduction rounds to less than 0.01%.

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Franklin Colorado Tax-Free Income Fund - Class A1

Year Ended February 28,

	2022	2021	2020[a]		2019	2018
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.68	$11.96	$11.31		$11.32	$11.66
Income from investment operations[b]:
Net investment incomec	0.26	0.30	0.33		0.37	0.37
Net realized and unrealized gains (losses)	(0.28)	(0.29)	0.67		(0.01)	(0.32)
Total from investment operations	(0.02)	0.01	1.00		0.36	0.05
Less distributions from:
Net investment income	(0.26)	(0.29)	(0.35)		(0.37)	(0.39)
Net asset value, end of year	$11.40	$11.68	$11.96		$11.31	$11.32
Total return[d]	(0.19)%	0.13%	8.95%		3.28%	0.38%
Ratios to average net assets
Expenses	0.68% [e]	0.68% [e]	0.69%	[e]	0.69% [e]	0.68% [f]
Net investment income	2.24%	2.57%	2.87%		3.29%	3.23%
Supplemental data
Net assets, end of year (000’s)	$386,962	$422,411	$477,155		$462,925	$521,249
Portfolio turnover rate	14.21%	19.32%	15.00%		10.85%	16.78%

a. For the year ended February 29.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e. Benefit of expense reduction rounds to less than 0.01%.

f. Benefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com	Prospectus	99

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Colorado Tax-Free Income Fund - Class C

Year Ended February 28,

	2022	2021	2020[a]		2019	2018
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.83	$12.11	$11.45		$11.46	$11.79
Income from investment operations[b]:
Net investment income[c]	0.20	0.24	0.27		0.31	0.32
Net realized and unrealized gains (losses)	(0.29)	(0.29)	0.68		(0.01)	(0.33)
Total from investment operations	(0.09)	(0.05)	0.95		0.30	(0.01)
Less distributions from:
Net investment income	(0.20)	(0.23)	(0.29)		(0.31)	(0.32)
Net asset value, end of year	$11.54	$11.83	$12.11		$11.45	$11.46
Total return[d]	(0.83)%	(0.41)%	8.36%		2.67%	(0.10)%
Ratios to average net assets
Expenses	1.23% [e]	1.22% [e]	1.24%	[e]	1.24% [e]	1.23% [f]
Net investment income	1.66%	2.01%	2.32%		2.74%	2.68%
Supplemental data
Net assets, end of year (000’s)	$36,062	$50,968	$66,329		$69,045	$99,811
Portfolio turnover rate	14.21%	19.32%	15.00%		10.85%	16.78%

a. For the year ended February 29.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e. Benefit of expense reduction rounds to less than 0.01%.

f. Benefit of waiver and payments by affiliates rounds to less than 0.01%.

100	Prospectus	franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Colorado Tax-Free Income Fund - Class R6

Year Ended February 28,

	2022	2021	2020[a]		2019	2018[b]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.69	$11.97	$11.32		$11.33	$11.64
Income from investment operations[c]:
Net investment income[d]	0.28	0.32	0.35		0.39	0.23
Net realized and unrealized gains (losses)	(0.28)	(0.29)	0.66		(0.01)	(0.32)
Total from investment operations	—	0.03	1.01		0.38	(0.09)
Less distributions from:
Net investment income	(0.28)	(0.31)	(0.36)		(0.39)	(0.22)
Net asset value, end of year	$11.41	$11.69	$11.97		$11.32	$11.33
Total return[e]	(0.05)%	0.27%	9.09%		3.40%	(0.79)%
Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	0.55%	0.56%	0.56%		0.58%	0.57%
Expenses net of waiver and payments by affiliates	0.54% [g]	0.54% [g]	0.55%	[g]	0.55% [g]	0.54% [g]
Net investment income	2.38%	2.68%	3.01%		3.43%	3.37%
Supplemental data
Net assets, end of year (000’s)	$23,615	$19,296	$14,297		$8,396	$7,678
Portfolio turnover rate	14.21%	19.32%	15.00%		10.85%	16.78%

a. For the year ended February 29.

b. For the period August 1, 2017 (effective date) to February 28, 2018.

c. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

d. Based on average daily shares outstanding.

e. Total return is not annualized for periods less than one year.

f. Ratios are annualized for periods less than one year.

g. Benefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	Prospectus	101

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Colorado Tax-Free Income Fund - Advisor Class

Year Ended February 28,

	2022	2021	2020[a]		2019	2018
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.68	$11.96	$11.31		$11.32	$11.66
Income from investment operations[b]:
Net investment income[c]	0.28	0.31	0.35		0.38	0.39
Net realized and unrealized gains (losses)	(0.28)	(0.28)	0.66		(—)[d]	(0.33)
Total from investment operations	—	0.03	1.01		0.38	0.06
Less distributions from:
Net investment income	(0.28)	(0.31)	(0.36)		(0.39)	(0.40)
Net asset value, end of year	$11.40	$11.68	$11.96		$11.31	$11.32
Total return	(0.10)%	0.23%	9.06%		3.38%	0.48%
Ratios to average net assets
Expenses	0.58% [e]	0.58% [e]	0.59%	[e]	0.59% [e]	0.58% [f]
Net investment income	2.33%	2.66%	2.97%		3.39%	3.33%
Supplemental data
Net assets, end of year (000’s)	$137,797	$132,696	$115,924		$92,530	$79,093
Portfolio turnover rate	14.21%	19.32%	15.00%		10.85%	16.78%

a. For the year ended February 29.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Amount rounds to less than $0.01 per share.

e. Benefit of expense reduction rounds to less than 0.01%.

f. Benefit of waiver and payments by affiliates rounds to less than 0.01%.

102	Prospectus	franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Connecticut Tax-Free Income Fund - Class A

Year Ended February 28,

	2022	2021	2020[a]	2019[b]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.17	$10.39	$10.05	$10.01
Income from investment operations[c]:
Net investment income[d]	0.20	0.26	0.29	0.14
Net realized and unrealized gains (losses)	(0.32)	(0.22)	0.36	0.04
Total from investment operations	(0.12)	0.04	0.65	0.18
Less distributions from:
Net investment income	(0.20)	(0.26)	(0.31)	(0.14)
Net asset value, end of year	$9.85	$10.17	$10.39	$10.05
Total return[e]	(1.23)%	0.42%	6.54%	1.86%
Ratios to average net assets[f]
Expenses[g]	0.98%	0.94%	0.93%	0.92%
Net investment income	1.95%	2.58%	2.83%	2.98%
Supplemental data
Net assets, end of year (000’s)	$34,084	$28,498	$21,670	$13,765
Portfolio turnover rate	23.52%	20.73%	11.63%	15.00%

a. For the year ended February 29.

b. For the period September 10, 2018 (effective date) to February 28, 2019.

c. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

d. Based on average daily shares outstanding.

e. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

f. Ratios are annualized for periods less than one year.

g. Benefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	Prospectus	103

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Connecticut Tax-Free Income Fund - Class A1

Year Ended February 28,

	2022	2021	2020[a]		2019	2018
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.16	$10.38	$10.04		$10.08	$10.42
Income from investment operations[b]:
Net investment income[c]	0.22	0.28	0.30		0.31	0.32
Net realized and unrealized gains (losses)	(0.32)	(0.22)	0.36		(0.03)	(0.32)
Total from investment operations	(0.10)	0.06	0.66		0.28	—
Less distributions from:
Net investment income	(0.22)	(0.28)	(0.32)		(0.32)	(0.34)
Net asset value, end of year	$9.84	$10.16	$10.38		$10.04	$10.08
Total return[d]	(1.08)%	0.57%	6.70%		2.86%	0.03%
Ratios to average net assets
Expenses	0.83% [e]	0.79% [e]	0.78%	[e]	0.77% [e]	0.74%
Net investment income	2.12%	2.76%	2.98%		3.13%	3.15%
Supplemental data
Net assets, end of year (000’s)	$119,599	$135,916	$150,081		$160,148	$187,638
Portfolio turnover rate	23.52%	20.73%	11.63%		15.00%	4.27%

a. For the year ended February 29.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e. Benefit of expense reduction rounds to less than 0.01%.

104	Prospectus	franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Connecticut Tax-Free Income Fund - Class C

Year Ended February 28,

	2022	2021	2020[a]		2019	2018
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.24	$10.46	$10.13		$10.16	$10.50
Income from investment operations[b]:
Net investment income[c]	0.16	0.23	0.25		0.26	0.27
Net realized and unrealized gains (losses)	(0.32)	(0.23)	0.35		(0.02)	(0.32)
Total from investment operations	(0.16)	—	0.60		0.24	(0.05)
Less distributions from:
Net investment income	(0.16)	(0.22)	(0.27)		(0.27)	(0.29)
Net asset value, end of year	$9.92	$10.24	$10.46		$10.13	$10.16
Total return[d]	(1.62)%	0.02%	5.98%		2.37%	(0.52)%
Ratios to average net assets
Expenses	1.38% [e]	1.34% [e]	1.33%	[e]	1.32% [e]	1.29%
Net investment income	1.58%	2.21%	2.43%		2.58%	2.60%
Supplemental data
Net assets, end of year (000’s)	$7,281	$13,302	$20,421		$26,076	$45,183
Portfolio turnover rate	23.52%	20.73%	11.63%		15.00%	4.27%

a. For the year ended February 29.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e. Benefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	Prospectus	105

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Connecticut Tax-Free Income Fund - Class R6

Year Ended February 28,

	2022	2021	2020[a]		2019	2018[b]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.16	$10.38	$10.04		$10.08	$10.30
Income from investment operations[c]:
Net investment income[d]	0.23	0.29	0.32		0.33	0.20
Net realized and unrealized gains (losses)	(0.32)	(0.22)	0.36		(0.03)	(0.22)
Total from investment operations	(0.09)	0.07	0.68		0.30	(0.02)
Less distributions from:
Net investment income	(0.23)	(0.29)	(0.34)		(0.34)	(0.20)
Net asset value, end of year	$9.84	$10.16	$10.38		$10.04	$10.08
Total return[e]	(0.91)%	0.71%	6.85%		2.99%	(0.19)%
Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	0.68%	0.70%	0.70%		0.65%	0.77%
Expenses net of waiver and payments by affiliates	0.67% [g]	0.66% [g]	0.64%	[g]	0.63% [g]	0.60%
Net investment income	2.27%	2.79%	3.12%		3.27%	3.29%
Supplemental data
Net assets, end of year (000’s)	$1,815	$1,385	$299		$147	$324
Portfolio turnover rate	23.52%	20.73%	11.63%		15.00%	4.27%

a. For the year ended February 29.

b. For the period August 1, 2017 (effective date) to February 28, 2018.

c. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

d. Based on average daily shares outstanding.

e. Total return is not annualized for periods less than one year.

f. Ratios are annualized for periods less than one year.

g. Benefit of expense reduction rounds to less than 0.01%.

106	Prospectus	franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Connecticut Tax-Free Income Fund - Advisor Class

Year Ended February 28,

	2022	2021	2020[a]		2019	2018
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.15	$10.37	$10.04		$10.08	$10.42
Income from investment operations[b]:
Net investment income[c]	0.23	0.29	0.31		0.32	0.33
Net realized and unrealized gains (losses)	(0.32)	(0.22)	0.35		(0.03)	(0.32)
Total from investment operations	(0.09)	0.07	0.66		0.29	0.01
Less distributions from:
Net investment income	(0.23)	(0.29)	(0.33)		(0.33)	(0.35)
Net asset value, end of year	$9.83	$10.15	$10.37		$10.04	$10.08
Total return	(0.98)%	0.67%	6.71%		2.96%	0.13%
Ratios to average net assets
Expenses	0.73% [d]	0.69% [d]	0.68%	[d]	0.67% [d]	0.64%
Net investment income	2.22%	2.85%	3.08%		3.23%	3.25%
Supplemental data
Net assets, end of year (000’s)	$20,378	$20,968	$20,024		$19,351	$20,855
Portfolio turnover rate	23.52%	20.73%	11.63%		15.00%	4.27%

a. For the year ended February 29.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Benefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	Prospectus	107

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Michigan Tax-Free Income Fund - Class A

Year Ended February 28,

	2022	2021	2020[a]	2019[b]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.84	$12.03	$11.31	$11.19
Income from investment operations[c]:
Net investment income[d]	0.26	0.28	0.29	0.15
Net realized and unrealized gains (losses)	(0.41)	(0.19)	0.74	0.12
Total from investment operations	(0.15)	0.09	1.03	0.27
Less distributions from:
Net investment income	(0.26)	(0.28)	(0.31)	(0.15)
Net asset value, end of year	$11.43	$11.84	$12.03	$11.31
Total return[e]	(1.35)%	0.75%	9.19%	2.46%
Ratios to average net assets[f]
Expenses[g]	0.83%	0.82%	0.82%	0.83%
Net investment income	2.16%	2.34%	2.51%	2.86%
Supplemental data
Net assets, end of year (000’s)	$134,390	$107,468	$74,740	$33,739
Portfolio turnover rate	22.05%	10.86%	4.08%	11.55%

a. For the year ended February 29.

b. For the period September 10, 2018 (effective date) to February 28, 2019.

c. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

d. Based on average daily shares outstanding.

e. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

f. Ratios are annualized for periods less than one year.

g. Benefit of expense reduction rounds to less than 0.01%.

108	Prospectus	franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Michigan Tax-Free Income Fund - Class A1

Year Ended February 28,

	2022	2021	2020[a]		2019		2018
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.82	$12.02	$11.30		$11.25		$11.52
Income from investment operations[b]:
Net investment income[c]	0.28	0.30	0.31		0.34		0.36
Net realized and unrealized gains (losses)	(0.40)	(0.20)	0.73		0.06		(0.26)
Total from investment operations	(0.12)	0.10	1.04		0.40		0.10
Less distributions from:
Net investment income	(0.28)	(0.30)	(0.32)		(0.35)		(0.37)
Net asset value, end of year	$11.42	$11.82	$12.02		$11.30		$11.25
Total return[d]	(1.12)%	0.82%	9.36%		3.59%		0.85%
Ratios to average net assets
Expenses	0.68% [e]	0.67% [e]	0.67%	[e]	0.68%	[e]	0.67%
Net investment income	2.32%	2.51%	2.66%		3.01%		3.11%
Supplemental data
Net assets, end of year (000’s)	$628,769	$688,038	$731,568		$727,705		$797,935
Portfolio turnover rate	22.05%	10.86%	4.08%		11.55%		12.74%

a. For the year ended February 29.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e. Benefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	Prospectus	109

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Michigan Tax-Free Income Fund - Class C

Year Ended February 28,

	2022	2021	2020[a]		2019		2018
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$12.02	$12.21	$11.48		$11.43		$11.69
Income from investment operations[b]:
Net investment income[c]	0.21	0.23	0.25		0.28		0.30
Net realized and unrealized gains (losses)	(0.41)	(0.19)	0.74		0.05		(0.26)
Total from investment operations	(0.20)	0.04	0.99		0.33		0.04
Less distributions from:
Net investment income	(0.21)	(0.23)	(0.26)		(0.28)		(0.30)
Net asset value, end of year	$11.61	$12.02	$12.21		$11.48		$11.43
Total return[d]	(1.73)%	0.35%	8.74%		2.96%		0.36%
Ratios to average net assets
Expenses	1.22% [e]	1.22% [e]	1.22%	[e]	1.23%	[e]	1.22%
Net investment income	1.73%	1.93%	2.11%		2.46%		2.56%
Supplemental data
Net assets, end of year (000’s)	$43,148	$60,847	$78,321		$80,062		$124,683
Portfolio turnover rate	22.05%	10.86%	4.08%		11.55%		12.74%

a. For the year ended February 29.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e. Benefit of expense reduction rounds to less than 0.01%.

110	Prospectus	franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Michigan Tax-Free Income Fund - Class R6

Year Ended February 28,

	2022	2021	2020[a]		2019		2018[b]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.87	$12.07	$11.35		$11.29		$11.53
Income from investment operations[c]:
Net investment income[d]	0.29	0.31	0.33		0.35		0.22
Net realized and unrealized gains (losses)	(0.41)	(0.20)	0.73		0.07		(0.24)
Total from investment operations	(0.12)	0.11	1.06		0.42		(0.02)
Less distributions from:
Net investment income	(0.29)	(0.31)	(0.34)		(0.36)		(0.22)
Net asset value, end of year	$11.46	$11.87	$12.07		$11.35		$11.29
Total return[e]	(1.06)%	0.96%	9.48%		3.79%		(0.21)%
Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	0.55%	0.55%	0.55%		0.57%		0.58%
Expenses net of waiver and payments by affiliates	0.54% [g]	0.53% [g]	0.53%	[g]	0.54%	[g]	0.53%
Net investment income	2.44%	2.62%	2.80%		3.15%		3.25%
Supplemental data
Net assets, end of year (000’s)	$11,255	$6,228	$4,153		$3,042		$2,510
Portfolio turnover rate	22.05%	10.86%	4.08%		11.55%		12.74%

a. For the year ended February 29.

b. For the period August 1, 2017 (effective date) to February 28, 2018.

c. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

d. Based on average daily shares outstanding.

e. Total return is not annualized for periods less than one year.

f. Ratios are annualized for periods less than one year.

g. Benefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	Prospectus	111

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Michigan Tax-Free Income Fund - Advisor Class

Year Ended February 28,

	2022	2021	2020[a]		2019		2018
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.86	$12.06	$11.34		$11.29		$11.55
Income from investment operations[b]:
Net investment income[c]	0.29	0.31	0.32		0.35		0.37
Net realized and unrealized gains (losses)	(0.40)	(0.20)	0.74		0.06		(0.25)
Total from investment operations	(0.11)	0.11	1.06		0.41		0.12
Less distributions from:
Net investment income	(0.29)	(0.31)	(0.34)		(0.36)		(0.38)
Net asset value, end of year	$11.46	$11.86	$12.06		$11.34		$11.29
Total return	(1.01)%	0.92%	9.44%		3.67%		1.03%
Ratios to average net assets
Expenses	0.58% [d]	0.57% [d]	0.57%	[d]	0.58%	[d]	0.57%
Net investment income	2.41%	2.59%	2.76%		3.11%		3.21%
Supplemental data
Net assets, end of year (000’s)	$107,625	$102,001	$79,717		$63,190		$53,587
Portfolio turnover rate	22.05%	10.86%	4.08%		11.55%		12.74%

a. For the year ended February 29.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Benefit of expense reduction rounds to less than 0.01%.

112	Prospectus	franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Minnesota Tax-Free Income Fund – Class A

Year Ended February 28,

	2022	2021	2020[a]	2019[b]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$12.62	$12.82	$12.10	$11.97
Income from investment operations[c]:
Net investment income[d]	0.23	0.25	0.30	0.16
Net realized and unrealized gains (losses)	(0.42)	(0.20)	0.72	0.13
Total from investment operations	(0.19)	0.05	1.02	0.29
Less distributions from:
Net investment income	(0.23)	(0.25)	(0.30)	(0.16)
Net asset value, end of year	$12.20	$12.62	$12.82	$12.10
Total return[e]	(1.59)%	0.38%	8.56%	2.45%
Ratios to average net assets[f]
Expenses[g]	0.83%	0.83%	0.83%	0.83%
Net investment income	1.79%	1.96%	2.42%	2.81%
Supplemental data
Net assets, end of year (000’s)	$193,021	$160,623	$96,802	$39,129
Portfolio turnover rate	19.81%	9.45%	16.45%	13.97%

a. For the year ended February 29.

b. For the period September 10, 2018 (effective date) to February 28, 2019.

c. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

d. Based on average daily shares outstanding.

e. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

f. Ratios are annualized for periods less than one year.

g. Benefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	Prospectus	113

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Minnesota Tax-Free Income Fund - Class A1

Year Ended February 28,

	2022	2021	2020[a]		2019		2018
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$12.61	$12.82	$12.09		$12.07		$12.27
Income from investment operations[b]:
Net investment income[c]	0.25	0.27	0.32		0.35		0.35
Net realized and unrealized gains (losses)	(0.42)	(0.21)	0.73		0.02		(0.20)
Total from investment operations	(0.17)	0.06	1.05		0.37		0.15
Less distributions from:
Net investment income	(0.25)	(0.27)	(0.32)		(0.35)		(0.35)
Net asset value, end of year	$12.19	$12.61	$12.82		$12.09		$12.07
Total return[d]	(1.44)%	0.45%	8.82%		3.16%		1.23%
Ratios to average net assets
Expenses	0.69% [e]	0.68% [e]	0.68%	[e]	0.68%	[e]	0.66%
Net investment income	1.94%	2.13%	2.57%		2.96%		2.87%
Supplemental data
Net assets, end of year (000’s)	$506,601	$583,105	$606,559		$588,878		$657,415
Portfolio turnover rate	19.81%	9.45%	16.45%		13.97%		13.77%

a. For the year ended February 29.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e. Benefit of expense reduction rounds to less than 0.01%.

114	Prospectus	franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Minnesota Tax-Free Income Fund - Class C

Year Ended February 28,

	2022	2021	2020[a]		2019		2018
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$12.76	$12.97	$12.23		$12.21		$12.40
Income from investment operations[b]:
Net investment income[c]	0.17	0.20	0.25		0.29		0.29
Net realized and unrealized gains (losses)	(0.43)	(0.21)	0.75		0.02		(0.20)
Total from investment operations	(0.26)	(0.01)	1.00		0.31		0.09
Less distributions from:
Net investment income	(0.17)	(0.20)	(0.26)		(0.29)		(0.28)
Net asset value, end of year	$12.33	$12.76	$12.97		$12.23		$12.21
Total return[d]	(2.05)%	(0.10)%	8.23%		2.56%		0.74%
Ratios to average net assets
Expenses	1.23% [e]	1.23% [e]	1.23%	[e]	1.23%	[e]	1.21%
Net investment income	1.36%	1.57%	2.02%		2.41%		2.32%
Supplemental data
Net assets, end of year (000’s)	$81,058	$109,387	$138,417		$148,269		$203,925
Portfolio turnover rate	19.81%	9.45%	16.45%		13.97%		13.77%

a. For the year ended February 29.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e. Benefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	Prospectus	115

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Minnesota Tax-Free Income Fund - Class R6

Year Ended February 28,

	2022	2021	2020[a]		2019		2018[b]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$12.64	$12.84	$12.11		$12.09		$12.40
Income from investment operations[c]:
Net investment income[d]	0.27	0.29	0.34		0.37		0.22
Net realized and unrealized gains (losses)	(0.43)	(0.20)	0.73		0.02		(0.32)
Total from investment operations	(0.16)	0.09	1.07		0.39		(0.10)
Less distributions from:
Net investment income	(0.27)	(0.29)	(0.34)		(0.37)		(0.21)
Net asset value, end of year	$12.21	$12.64	$12.84		$12.11		$12.09
Total return[e]	(1.28)%	0.60%	8.97%		3.30%		(0.80)%
Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	0.54%	0.55%	0.55%		0.56%		0.54%
Expenses net of waiver and payments by affiliates	0.53% [g]	0.53% [g]	0.53%	[g]	0.53%	[g]	0.51%
Net investment income	2.10%	2.26%	2.72%		3.11%		3.02%
Supplemental data
Net assets, end of year (000’s)	$16,571	$13,889	$9,693		$7,177		$8,342
Portfolio turnover rate	19.81%	9.45%	16.45%		13.97%		13.77%

a. For the year ended February 29.

b. For the period August 1, 2017 (effective date) to February 28, 2018.

c. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

d. Based on average daily shares outstanding.

e. Total return is not annualized for periods less than one year.

f. Ratios are annualized for periods less than one year.

g. Benefit of expense reduction rounds to less than 0.01%.

116	Prospectus	franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Minnesota Tax-Free Income Fund - Advisor Class

Year Ended February 28,

	2022	2021	2020[a]		2019		2018
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$12.63	$12.83	$12.11		$12.09		$12.28
Income from investment operations[b]:
Net investment income[c]	0.26	0.28	0.33		0.37		0.37
Net realized and unrealized gains (losses)	(0.42)	(0.20)	0.73		0.02		(0.19)
Total from investment operations	(0.16)	0.08	1.06		0.39		0.18
Less distributions from:
Net investment income	(0.26)	(0.28)	(0.34)		(0.37)		(0.37)
Net asset value, end of year	$12.21	$12.63	$12.83		$12.11		$12.09
Total return	(1.34)%	0.63%	8.83%		3.26%		1.41%
Ratios to average net assets
Expenses	0.58% [d]	0.58% [d]	0.58%	[d]	0.58%	[d]	0.56%
Net investment income	2.04%	2.22%	2.67%		3.06%		2.97%
Supplemental data
Net assets, end of year (000’s)	$266,255	$244,156	$203,230		$156,683		$160,199
Portfolio turnover rate	19.81%	9.45%	16.45%		13.97%		13.77%

a. For the year ended February 29.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Benefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	Prospectus	117

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Ohio Tax-Free Income Fund - Class A

Year Ended February 28,

	2022	2021	2020[a]	2019[b]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$12.90	$13.20	$12.49	$12.38
Income from investment operations[c]:
Net investment income[d]	0.25	0.30	0.35	0.17
Net realized and unrealized gains (losses)	(0.36)	(0.30)	0.71	0.11
Total from investment operations	(0.11)	—	1.06	0.28
Less distributions from:
Net investment income	(0.25)	(0.30)	(0.35)	(0.17)
Net asset value, end of year	$12.54	$12.90	$13.20	$12.49
Total return[e]	(0.90)%	0.02%	8.60%	2.30%
Ratios to average net assets[f]
Expenses[g]	0.81%	0.80%	0.81%	0.80%
Net investment income	1.94%	2.31%	2.69%	2.88%
Supplemental data
Net assets, end of year (000’s)	$315,516	$261,661	$160,174	$75,132
Portfolio turnover rate	24.59%	20.64%	4.56%	13.09%

a. For the year ended February 29.

b. For the period September 10, 2018 (effective date) to February 28, 2019.

c. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

d. Based on average daily shares outstanding.

e. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

f. Ratios are annualized for periods less than one year.

g. Benefit of expense reduction rounds to less than 0.01%.

118	Prospectus	franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Ohio Tax-Free Income Fund - Class A1

Year Ended February 28,

	2022	2021	2020[a]		2019		2018
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$12.90	$13.20	$12.49		$12.46		$12.56
Income from investment operations[b]:
Net investment income[c]	0.27	0.33	0.37		0.38		0.38
Net realized and unrealized gains (losses)	(0.36)	(0.31)	0.71		0.03		(0.10)
Total from investment operations	(0.09)	0.02	1.08		0.41		0.28
Less distributions from:
Net investment income	(0.27)	(0.32)	(0.37)		(0.38)		(0.38)
Net asset value, end of year	$12.54	$12.90	$13.20		$12.49		$12.46
Total return[d]	(0.75)%	0.17%	8.76%		3.34%		2.26%
Ratios to average net assets
Expenses	0.66% [e]	0.65% [e]	0.66%	[e]	0.65%	[e]	0.64%
Net investment income	2.10%	2.49%	2.84%		3.03%		3.02%
Supplemental data
Net assets, end of year (000’s)	$850,932	$929,798	$996,280		$985,590		$1,090,194
Portfolio turnover rate	24.59%	20.64%	4.56%		13.09%		15.46%

a. For the year ended February 29.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e. Benefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	Prospectus	119

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Ohio Tax-Free Income Fund - Class C

Year Ended February 28,

	2022	2021	2020[a]		2019		2018
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$13.08	$13.38	$12.66		$12.63		$12.72
Income from investment operations[b]:
Net investment income[c]	0.20	0.25	0.30		0.31		0.32
Net realized and unrealized gains (losses)	(0.37)	(0.30)	0.72		0.03		(0.10)
Total from investment operations	(0.17)	(0.05)	1.02		0.34		0.22
Less distributions from:
Net investment income	(0.20)	(0.25)	(0.30)		(0.31)		(0.31)
Net asset value, end of year	$12.71	$13.08	$13.38		$12.66		$12.63
Total return[d]	(1.36)%	(0.37)%	8.16%		2.72%		1.75%
Ratios to average net assets
Expenses	1.20% [e]	1.20% [e]	1.21%	[e]	1.20%	[e]	1.19%
Net investment income	1.52%	1.92%	2.29%		2.48%		2.47%
Supplemental data
Net assets, end of year (000’s)	$125,479	$169,258	$203,367		$215,045		$308,088
Portfolio turnover rate	24.59%	20.64%	4.56%		13.09%		15.46%

a. For the year ended February 29.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e. Benefit of expense reduction rounds to less than 0.01%.

120	Prospectus	franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Ohio Tax-Free Income Fund - Class R6

Year Ended February 28,

	2022	2021	2020[a]		2019		2018[b]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$12.91	$13.22	$12.50		$12.47		$12.73
Income from investment operations[c]:
Net investment income[d]	0.29	0.34	0.38		0.39		0.23
Net realized and unrealized gains (losses)	(0.36)	(0.31)	0.73		0.03		(0.26)
Total from investment operations	(0.07)	0.03	1.11		0.42		(0.03)
Less distributions from:
Net investment income	(0.29)	(0.34)	(0.39)		(0.39)		(0.23)
Net asset value, end of year	$12.55	$12.91	$13.22		$12.50		$12.47
Total return[e]	(0.61)%	0.31%	8.90%		3.47%		(0.24)%
Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	0.53%	0.54%	0.53%		0.53%		0.52%
Expenses net of waiver and payments by affiliates	0.52% [g]	0.51% [g]	0.52%	[g]	0.51%	[g]	0.50%
Net investment income	2.23%	2.59%	2.98%		3.17%		3.16%
Supplemental data
Net assets, end of year (000’s)	$21,433	$16,977	$10,638		$6,942		$7,847
Portfolio turnover rate	24.59%	20.64%	4.56%		13.09%		15.46%

a. For the year ended February 29.

b. For the period August 1, 2017 (effective date) to February 28, 2018.

c. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

d. Based on average daily shares outstanding.

e. Total return is not annualized for periods less than one year.

f. Ratios are annualized for periods less than one year.

g. Benefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	Prospectus	121

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Ohio Tax-Free Income Fund - Advisor Class

Year Ended February 28,

	2022	2021	2020[a]		2019		2018
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$12.91	$13.21	$12.50		$12.47		$12.57
Income from investment operations[b]:
Net investment income[c]	0.29	0.34	0.38		0.39		0.40
Net realized and unrealized gains (losses)	(0.37)	(0.30)	0.71		0.03		(0.10)
Total from investment operations	(0.08)	0.04	1.09		0.42		0.30
Less distributions from:
Net investment income	(0.28)	(0.34)	(0.38)		(0.39)		(0.40)
Net asset value, end of year	$12.55	$12.91	$13.21		$12.50		$12.47
Total return	(0.65)%	0.27%	8.86%		3.43%		2.36%
Ratios to average net assets
Expenses	0.56% [d]	0.55% [d]	0.56%	[d]	0.55%	[d]	0.54%
Net investment income	2.20%	2.58%	2.94%		3.13%		3.12%
Supplemental data
Net assets, end of year (000’s)	$299,002	$295,666	$243,913		$179,427		$170,329
Portfolio turnover rate	24.59%	20.64%	4.56%		13.09%		15.46%

a. For the year ended February 29.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Benefit of expense reduction rounds to less than 0.01%.

122	Prospectus	franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Oregon Tax - Free Income Fund - Class A

Year Ended February 28,

	2022	2021	2020[a]	2019[b]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.73	$12.00	$11.37	$11.30
Income from investment operations[c]:
Net investment income[d]	0.23	0.26	0.30	0.16
Net realized and unrealized gains (losses)	(0.28)	(0.27)	0.64	0.07
Total from investment operations	(0.05)	(0.01)	0.94	0.23
Less distributions from:
Net investment income	(0.23)	(0.26)	(0.31)	(0.16)
Net asset value, end of year	$11.45	$11.73	$12.00	$11.37
Total return[e]	(0.48)%	(0.07)%	8.39%	2.09%
Ratios to average net assets[f]
Expenses[g]	0.80%	0.80%	0.80%	0.80%
Net investment income	1.93%	2.20%	2.58%	3.05%
Supplemental data
Net assets, end of year (000’s)	$251,006	$218,010	$162,664	$62,119
Portfolio turnover rate	19.83%	18.23%	15.49%	9.09%

a. For the year ended February 29.

b. For the period September 10, 2018 (effective date) to February 28, 2019.

c. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

d. Based on average daily shares outstanding.

e. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

f. Ratios are annualized for periods less than one year.

g. Benefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	Prospectus	123

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Oregon Tax - Free Income Fund - Class A1

Year Ended February 28,

	2022	2021	2020[a]		2019	2018
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.72	$11.99	$11.36		$11.37	$11.60
Income from investment operations[b]:
Net investment income[c]	0.25	0.28	0.32		0.36	0.37
Net realized and unrealized gains (losses)	(0.28)	(0.27)	0.64		(0.01)	(0.22)
Total from investment operations	(0.03)	0.01	0.96		0.35	0.15
Less distributions from:
Net investment income	(0.25)	(0.28)	(0.33)		(0.36)	(0.38)
Net asset value, end of year	$11.44	$11.72	$11.99		$11.36	$11.37
Total return[d]	(0.33)%	0.08%	8.56%		3.13%	1.29%
Ratios to average net assets
Expenses	0.65% [e]	0.65% [e]	0.65%	[e]	0.65% [e]	0.64%
Net investment income	2.08%	2.37%	2.73%		3.20%	3.22%
Supplemental data
Net assets, end of year (000’s)	$731,732	$805,688	$866,593		$843,042	$932,929
Portfolio turnover rate	19.83%	18.23%	15.49%		9.09%	12.63%

a. For the year ended February 29.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e. Benefit of expense reduction rounds to less than 0.01%.

124	Prospectus	franklintempleton.com

FRANKLIN TAX-FREE TRUST
FUND DETAILS

Franklin Oregon Tax - Free Income Fund - Class C

Year Ended February 28,

	2022	2021	2020[a]		2019	2018
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.91	$12.19	$11.54		$11.55	$11.77
Income from investment operations[b]:
Net investment income[c]	0.18	0.22	0.26		0.30	0.32
Net realized and unrealized gains (losses)	(0.28)	(0.29)	0.66		(0.01)	(0.22)
Total from investment operations	(0.10)	(0.07)	0.92		0.29	0.10
Less distributions from:
Net investment income	(0.18)	(0.21)	(0.27)		(0.30)	(0.32)
Net asset value, end of year	$11.63	$11.91	$12.19		$11.54	$11.55
Total return[d]	(0.79)%	(0.63)%	8.05%		2.51%	0.80%
Ratios to average net assets
Expenses	1.19% [e]	1.19% [e]	1.20%	[e]	1.20% [e]	1.19%
Net investment income	1.50%	1.80%	2.18%		2.65%	2.67%
Supplemental data
Net assets, end of year (000’s)	$72,237	$98,075	$127,898		$128,133	$175,054
Portfolio turnover rate	19.83%	18.23%	15.49%		9.09%	12.63%
a. For the year ended February 29.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e. Benefit of expense reduction rounds to less than 0.01%.

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Franklin Oregon Tax - Free Income Fund - Class R6

Year Ended February 28,

	2022	2021	2020[a]		2019	2018[b]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.73	$12.00	$11.37		$11.38	$11.66
Income from investment operations[c]:
Net investment income[d]	0.26	0.29	0.33		0.38	0.23
Net realized and unrealized gains (losses)	(0.28)	(0.27)	0.64		(0.02)	(0.29)
Total from investment operations	(0.02)	0.02	0.97		0.36	(0.06)
Less distributions from:
Net investment income	(0.26)	(0.29)	(0.34)		(0.37)	(0.22)
Net asset value, end of year	$11.45	$11.73	$12.00		$11.37	$11.38
Total return[e]	(0.12)%	0.12%	8.69%		3.24%	(0.50)%
Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	0.52%	0.52%	0.53%		0.53%	0.53%
Expenses net of waiver and payments by affiliates	0.52% [g,h]	0.52% [g,h]	0.52%	[g]	0.52% [g]	0.51%
Net investment income	2.21%	2.49%	2.86%		3.33%	3.35%
Supplemental data
Net assets, end of year (000’s)	$26,269	$22,928	$19,823		$13,308	$13,217
Portfolio turnover rate	19.83%	18.23%	15.49%		9.09%	12.63%

a. For the year ended February 29.

b. For the period August 1, 2017 (effective date) to February 28, 2018.

c. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

d. Based on average daily shares outstanding.

e. Total return is not annualized for periods less than one year.

f. Ratios are annualized for periods less than one year.

g. Benefit of expense reduction rounds to less than 0.01%.

h. Benefit of waiver and payments by affiliates rounds to less than 0.01%.

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Franklin Oregon Tax - Free Income Fund - Advisor Class

Year Ended February 28,

	2022	2021	2020[a]		2019	2018
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.73	$12.01	$11.37		$11.38	$11.61
Income from investment operations[b]:
Net investment income[c]	0.26	0.29	0.33		0.37	0.39
Net realized and unrealized gains (losses)	(0.27)	(0.28)	0.65		(0.01)	(0.23)
Total from investment operations	(0.01)	0.01	0.98		0.36	0.16
Less distributions from:
Net investment income	(0.26)	(0.29)	(0.34)		(0.37)	(0.39)
Net asset value, end of year	$11.46	$11.73	$12.01		$11.37	$11.38
Total return	(0.15)%	0.09%	8.75%		3.22%	1.38%
Ratios to average net assets
Expenses	0.55% [d]	0.55% [d]	0.55%	[d]	0.55% [d]	0.54%
Net investment income	2.18%	2.45%	2.83%		3.30%	3.32%
Supplemental data
Net assets, end of year (000’s)	$181,163	$171,322	$145,073		$107,253	$101,300
Portfolio turnover rate	19.83%	18.23%	15.49%		9.09%	12.63%

a. For the year ended February 29.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Benefit of expense reduction rounds to less than 0.01%.

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Franklin Pennsylvania Tax-Free Income Fund - Class A

Year Ended February 28,

	2022	2021	2020[a]	2019[b]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$9.89	$10.11	$9.73	$9.74
Income from investment operations[c]:
Net investment income[d]	0.20	0.26	0.29	0.16
Net realized and unrealized gains (losses)	(0.25)	(0.23)	0.39	(0.01)
Total from investment operations	(0.05)	0.03	0.68	0.15
Less distributions from:
Net investment income	(0.20)	(0.25)	(0.30)	(0.16)
Net asset value, end of year	$9.64	$9.89	$10.11	$9.73
Total return[e]	(0.56)%	0.32%	7.14%	1.59%
Ratios to average net assets[f]
Expenses[g]	0.81%	0.81%	0.82%	0.83%
Net investment income	2.00%	2.59%	2.98%	3.40%
Supplemental data
Net assets, end of year (000’s)	$175,896	$146,124	$105,032	$52,673
Portfolio turnover rate	36.04%	28.44%	13.61%	6.40%

a. For the year ended February 29.

b. For the period September 10, 2018 (effective date) to February 28, 2019.

c. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

d. Based on average daily shares outstanding.

e. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

f. Ratios are annualized for periods less than one year.

g. Benefit of expense reduction rounds to less than 0.01%.

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Franklin Pennsylvania Tax-Free Income Fund - Class A1

Year Ended February 28,

	2022	2021	2020[a]		2019	2018
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$9.89	$10.11	$9.73		$9.78	$10.12
Income from investment operations[b]:
Net investment income[c]	0.22	0.27	0.31		0.34	0.35
Net realized and unrealized gains (losses)	(0.25)	(0.23)	0.39		(0.04)	(0.32)
Total from investment operations	(0.03)	0.04	0.70		0.30	0.03
Less distributions from:
Net investment income	(0.22)	(0.26)	(0.32)		(0.35)	(0.37)
Net asset value, end of year	$9.64	$9.89	$10.11		$9.73	$9.78
Total return[d]	(0.41)%	0.47%	7.29%		3.17%	0.31%
Ratios to average net assets
Expenses	0.66% [e]	0.67% [e]	0.67%	[e]	0.68% [e]	0.66%
Net investment income	2.16%	2.77%	3.13%		3.55%	3.49%
Supplemental data
Net assets, end of year (000’s)	$644,308	$709,450	$772,506		$784,367	$860,737
Portfolio turnover rate	36.04%	28.44%	13.61%		6.40%	13.33%

a. For the year ended February 29.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e. Benefit of expense reduction rounds to less than 0.01%.

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Franklin Pennsylvania Tax-Free Income Fund - Class C

Year Ended February 28,

	2022	2021	2020[a]		2019	2018
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.02	$10.24	$9.86		$9.91	$10.24
Income from investment operations[b]:
Net investment income[c]	0.16	0.22	0.26		0.30	0.30
Net realized and unrealized gains (losses)	(0.25)	(0.23)	0.39		(0.05)	(0.31)
Total from investment operations	(0.09)	(0.01)	0.65		0.25	(0.01)
Less distributions from:
Net investment income	(0.16)	(0.21)	(0.27)		(0.30)	(0.32)
Net asset value, end of year	$9.77	$10.02	$10.24		$9.86	$9.91
Total return[d]	(0.95)%	(0.08)%	6.64%		2.56%	(0.15)%
Ratios to average net assets
Expenses	1.21% [e]	1.21% [e]	1.22%	[e]	1.23% [e]	1.21%
Net investment income	1.60%	2.21%	2.58%		3.00%	2.94%
Supplemental data
Net assets, end of year (000’s)	$63,426	$104,823	$146,042		$173,240	$245,520
Portfolio turnover rate	36.04%	28.44%	13.61%		6.40%	13.33%

a. For the year ended February 29.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e. Benefit of expense reduction rounds to less than 0.01%.

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Franklin Pennsylvania Tax-Free Income Fund - Class R6

Year Ended February 28,

	2022	2021	2020[a]		2019	2018[b]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$9.90	$10.12	$9.75		$9.80	$10.06
Income from investment operations[c]:
Net investment income[d]	0.23	0.28	0.32		0.36	0.21
Net realized and unrealized gains (losses)	(0.24)	(0.22)	0.38		(0.04)	(0.25)
Total from investment operations	(0.01)	0.06	0.70		0.32	(0.04)
Less distributions from:
Net investment income	(0.23)	(0.28)	(0.33)		(0.37)	(0.22)
Net asset value, end of year	$9.66	$9.90	$10.12		$9.75	$9.80
Total return[e]	(0.17)%	0.61%	7.32%		3.30%	(0.43)%
Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	0.56%	0.55%	0.55%		0.57%	0.57%
Expenses net of waiver and payments by affiliates	0.52% [g]	0.53% [g]	0.53%	[g]	0.54% [g]	0.52%
Net investment income	2.29%	2.86%	3.27%		3.69%	3.63%
Supplemental data
Net assets, end of year (000’s)	$5,802	$4,300	$2,905		$2,282	$2,085
Portfolio turnover rate	36.04%	28.44%	13.61%		6.40%	13.33%

a. For the year ended February 29.

b. For the period August 1, 2017 (effective date) to February 28, 2018.

c. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

d. Based on average daily shares outstanding.

e. Total return is not annualized for periods less than one year.

f. Ratios are annualized for periods less than one year.

g. Benefit of expense reduction rounds to less than 0.01%.

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Franklin Pennsylvania Tax-Free Income Fund - Advisor Class

Year Ended February 28,

	2022	2021	2020[a]		2019	2018
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$9.90	$10.12	$9.75		$9.80	$10.13
Income from investment operations[b]:
Net investment income[c]	0.23	0.28	0.32		0.36	0.36
Net realized and unrealized gains (losses)	(0.24)	(0.23)	0.38		(0.05)	(0.31)
Total from investment operations	(0.01)	0.05	0.70		0.31	0.05
Less distributions from:
Net investment income	(0.23)	(0.27)	(0.33)		(0.36)	(0.38)
Net asset value, end of year	$9.66	$9.90	$10.12		$9.75	$9.80
Total return	(0.21)%	0.57%	7.28%		3.27%	0.51%
Ratios to average net assets
Expenses	0.56% [d]	0.56% [d]	0.57%	[d]	0.58% [d]	0.56%
Net investment income	2.26%	2.85%	3.23%		3.65%	3.59%
Supplemental data
Net assets, end of year (000’s)	$106,979	$105,603	$98,190		$81,595	$79,153
Portfolio turnover rate	36.04%	28.44%	13.61%		6.40%	13.33%

a. For the year ended February 29.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Benefit of expense reduction rounds to less than 0.01%.

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Your Account

Choosing a Share Class

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Some share classes may not be offered by certain financial intermediaries. Your financial intermediary or investment representative (financial advisor) can help you decide which class is best for you. Investors may purchase Class C shares only for Fund accounts on which they have appointed an investment representative (financial advisor) of record. Investors who have not appointed an investment representative (financial advisor) to existing Class C share Fund accounts may not make additional purchases to those accounts but may exchange their shares for shares of a Franklin Templeton and Legg Mason fund that offers Class C shares. Dividend and capital gain distributions may continue to be reinvested in existing Class C share Fund accounts.

For purposes of the first paragraph under the “Fees and Expenses of the Fund” section of the Fund summary regarding sales charge discounts, the term “Franklin Templeton funds” includes Legg Mason funds, BrandywineGLOBAL funds, ClearBridge Investments funds, Martin Currie funds, and Western Asset funds, as more fully discussed below.

Class A	Class A1	Class C	Class R6	Advisor Class
Initial sales charge of 3.75% or less	Initial sales charge of 3.75% or less	No initial sales charge	See “Qualified Investors - Class R6” below	See “Qualified Investors - Advisor Class” below
Deferred sales charge of 1% on purchases of $250,000 or more sold within 18 months	Deferred sales charge of 1% on purchases of $250,000 or more sold within 18 months	Deferred sales charge of 1% on shares you sell within 12 months
Lower annual expenses than Class C due to lower distribution fees	Lower annual expenses than Class C due to lower distribution fees	Higher annual expenses than Class A due to higher distribution fees. Automatic conversion to Class A shares after approximately eight years, reducing future annual expenses.

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Class A1 shares were closed to new investors effective at the close of market on September 7, 2018. Existing investors who had an open and funded account as of that date will be able to continue to invest in Class A1 shares of the Fund through reinvestment of dividends, exchanges and additional purchases after such date. Employer sponsored retirement plans, benefit plans, or discretionary allocation programs that have Class A1 shares of a Fund available to participants or clients on or before September 7, 2018, may continue to open accounts for new participants in such share class and purchase additional shares in existing participant accounts.

Class A, A1 & C

The availability of certain sales charge waivers and discounts may depend on whether you purchase your shares directly from the Fund or through a financial intermediary. Different intermediaries may impose different sales charges (including potential reductions in or waivers of sales charges) other than those listed below. Such intermediary-specific sales charge variations are described in Appendix A to this prospectus, entitled "Intermediary Sales Charge Discounts and Waivers." Appendix A is incorporated herein by reference (is legally a part of this prospectus).

In all instances, it is the purchaser's responsibility to notify the Fund or the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive these waivers or discounts.

As noted above, the availability of certain share classes and/or shareholder privileges or services described in this prospectus will depend on the policies, procedures and trading platforms of your financial intermediary. Accordingly, you may be invested through your financial intermediary in a share class that has higher annual fees and expenses than other share classes offered in this prospectus, which will have an adverse impact on your investment return. The Fund is not responsible for any additional share class eligibility requirements, investment minimums, exchange privileges, or other policies imposed by financial intermediaries or for notifying shareholders of any changes to them. It is the responsibility of the financial intermediary (and not the Fund) to ensure that you obtain proper financial intermediary-specific waivers, discounts, investment minimums, minimum account balances and other special arrangements and that you are placed in the proper share class for which you are eligible through your financial intermediary. Please consult your financial adviser to consider your options, including your eligibility to

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qualify for the share classes and/or shareholder privileges or services described in this prospectus.

Sales Charge - Class A & A1

when you invest this amount	the sales charge makes up this % of the offering price[1]	which equals this % of your net investment[1]
Under $100,000	3.75	3.90
$100,000 but under $250,000	3.25	3.36
$250,000 or more	0.00	0.00

1.

The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.

Sales Charge Reductions

Quantity discounts. We offer two ways for you to combine your current purchase of Class A and/or Class A1 Fund shares with other existing Franklin Templeton and Legg Mason fund share holdings that might enable you to qualify for a lower sales charge with your current purchase. You can qualify for a lower sales charge when you reach certain "sales charge breakpoints." This quantity discount information is also available free of charge at franklintempleton.com/quantity-discounts. This web page can also be reached at franklintempleton.com by clicking the "Investments Resources” under “Investments & Solutions" tab and then choosing "Quantity Discounts for Class A Shares."

1. Cumulative quantity discount - lets you combine certain existing holdings of Franklin Templeton and Legg Mason fund shares - referred to as "cumulative quantity discount eligible shares" - with your current purchase of Class A and/or Class A1 shares to determine if you qualify for a sales charge breakpoint.

Cumulative quantity discount eligible shares are Franklin Templeton and Legg Mason fund shares registered to (or held by a financial intermediary for):

• You, individually;

• Your "family member," defined as your spouse or domestic partner, as recognized by applicable state law, and your children under the age of 21;

• You jointly with one or more family members;

• You jointly with another person(s) who is (are) not family members if that other person has not included the value of the jointly-owned shares as cumulative quantity discount eligible shares for purposes of that person’s separate investments in Franklin Templeton and Legg Mason fund shares;

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• A Coverdell Education Savings account for which you or a family member is the identified responsible person;

• A trustee/custodian of an IRA (which includes a Roth IRA and an employer sponsored IRA such as a SIMPLE IRA) or your non-ERISA covered 403(b) plan account, if the shares are registered/recorded under your or a family member's Social Security number;

• A 529 college savings plan over which you or a family member has investment discretion and control;

• Any entity over which you or a family member has (have) individual or shared authority, as principal, has investment discretion and control (for example, an UGMA/UTMA account for a child on which you or a family member is the custodian, a trust on which you or a family member is the trustee, a business account [not to include retirement plans] for your solely owned business [or the solely owned business of a family member] on which you or a family member is the authorized signer);

• A trust established by you or a family member as grantor.

Franklin Templeton and Legg Mason fund shares held through an administrator or trustee/custodian of an Employer Sponsored Retirement Plan (see definition below) such as a 401(k) plan do not qualify for a cumulative quantity discount.

Franklin Templeton and Legg Mason fund assets held in multiple Employer Sponsored Retirement Plans may be combined in order to qualify for sales charge breakpoints at the plan level if the plans are sponsored by the same employer.

If you believe there are cumulative quantity discount eligible shares that can be combined with your current purchase to achieve a sales charge breakpoint (for example, shares held in a different broker-dealer’s brokerage account or with a bank or an investment advisor), it is your responsibility to specifically identify those shares to your financial advisor at the time of your purchase (including at the time of any future purchase). It may be necessary for you to provide your financial advisor with information and records (including account statements) of all relevant accounts invested in the Franklin Templeton and Legg Mason funds. If you have not designated a financial advisor associated with your Franklin Templeton and Legg Mason fund shares, it is your responsibility to specifically identify any cumulative quantity discount eligible shares to the Fund’s transfer agent at the time of any purchase.

If there are cumulative quantity discount eligible shares that would qualify for combining with your current purchase and you do not tell your financial advisor or the Franklin Templeton and Legg Mason funds’ transfer agent at the time of any purchase, you may not receive the benefit of a reduced sales charge that might

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otherwise be available since your financial advisor and the Fund generally will not have that information.

The value of cumulative quantity discount eligible shares equals the current or cost value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares as of the day prior to your current purchase by their public offering price on the day of your current purchase. The cost value of shares is determined by aggregating the amount you invested in cumulative quantity discount eligible shares (including reinvested dividends and capital gains, but excluding capital appreciation), less any withdrawals, as of the date prior to your current purchase. It is your responsibility to retain any records necessary to substantiate historical share costs because neither your current financial advisor nor the Franklin Templeton and Legg Mason funds may have or maintain this information.

An "Employer Sponsored Retirement Plan" is a Qualified Retirement Plan, ERISA covered 403(b) plan and certain non-qualified deferred compensation arrangements that operate in a similar manner to a Qualified Retirement Plan, such as 457 plans and executive deferred compensation arrangements, but not including employer sponsored IRAs. A "Qualified Retirement Plan" is an employer sponsored pension or profit sharing plan that qualifies under section 401(a) of the Internal Revenue Code, including 401(k), money purchase pension, profit sharing and defined benefit plans.

2. Letter of intent (LOI) - expresses your intent to buy a stated dollar amount of “cumulative quantity discount eligible shares” (as defined in the “Cumulative quantity discount” section above) over a 13-month period and lets you receive the same sales charge as if all shares had been purchased at one time; however, purchases made under a right of reinvestment and appreciation of your holdings do not count as purchases made during the LOI period. During that 13-month period, additional purchases as well as reinvested dividends and capital gains are counted toward the fulfillment of your LOI. We will reserve 5% of your total intended purchase in Class A and/or Class A1 shares registered in your name until you fulfill your LOI to cover any additional sales charge that may apply if you do not buy the amount stated in your LOI. It is your responsibility to tell your financial advisor when you believe you have fulfilled your LOI with sufficient cumulative quantity discount eligible shares. The value of your cumulative quantity discount eligible shares (as calculated in the “Cumulative quantity discount” section above) as of the day prior to your LOI start date may be counted toward fulfillment of your LOI. The cost value of cumulative quantity discount eligible shares, however, may only be aggregated for share purchases that took place within 18 months of the LOI start date.

If you have not designated a financial advisor associated with your Franklin Templeton and Legg Mason fund shares, it is your responsibility to tell the Fund’s transfer agent when you believe you have fulfilled your LOI with sufficient

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cumulative quantity discount eligible shares. Please refer to the SAI for more LOI details.

To sign up for these programs, complete the appropriate section of your account application.

For purposes of the cumulative quantity discount and letter of intent, Franklin Templeton and Legg Mason funds include BrandywineGLOBAL funds, ClearBridge Investments funds, Martin Currie funds, and Western Asset funds. They do not include the funds in the Franklin Templeton Variable Insurance Products Trust, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust or Legg Mason Partners Money Market Trust (except for shares held in Distributor Accounts). Please contact your Service Agent or the fund for more information.

Sales Charge Waivers

Class A and/or Class A1 shares may be purchased without an initial sales charge or contingent deferred sales charge (CDSC) by certain investors. If you would like information about available sales charge waivers, call your investment representative or call Shareholder Services at (800) 632-2301.

Waivers for certain investors. The following investors or investments qualify to buy Class A and/or Class A1 shares without an initial sales charge or CDSC due to anticipated economies in sales efforts and expenses, including:

• Current employees of securities dealers that have executed a selling agreement with Franklin Distributors, LLC (Distributors) and their affiliates and their family members, as allowed by the internal policies of their employer.

• Employees of Franklin Templeton and its subsidiaries.

• Directors and officers of any Franklin Templeton or Legg Mason-sponsored fund.

• Assets held in accounts managed by a subsidiary of Franklin Resources, Inc.: (1) under an advisory agreement (including sub-advisory agreements); and/or (2) as trustee of an inter vivos or testamentary trust.

• Purchases by a bank, trust company or thrift institution that is acting as a fiduciary exercising investment discretion.

• Advisory Fee Programs. Shares acquired by an investor in connection with a comprehensive fee or other advisory fee arrangement between the investor and a registered broker-dealer, investment advisor, trust company, bank, or other financial intermediary (referred to as the “Sponsor”) in which the investor pays that Sponsor a fee for investment advisory services and the Sponsor or a broker-dealer through whom the shares are acquired has an agreement with Distributors authorizing the sale of Fund shares. No minimum initial investment.

• Clients of financial intermediaries who have entered into an agreement with Distributors and have been approved by Distributors to offer Fund shares

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through a network, platform or self-directed investment brokerage account that may charge a transaction or other fee to customers.

• Shareholders who purchase directly from the Funds and not through any financial intermediary (i.e., Distributors is the broker of record).

• Class C shareholders whose shares are converted to Class A shares after eight years under the Class C shares’ conversion feature.

• Purchases by or through a Franklin Templeton donor-advised fund (such as the Franklin or Fiduciary Trust Charitable Giving Programs).

Investments of $250,000 or More

If you invest $250,000 or more, either as a lump sum or through our cumulative quantity discount or letter of intent programs, you can buy Class A & A1 shares without an initial sales charge. However, there is a 1% CDSC on any shares you sell within 18 months of purchase. The way we calculate the CDSC is the same for each class (please see “Contingent Deferred Sales Charge (CDSC) -Class A, A1 & C”).

Distribution and Service (12b-1) Fees

Class Aand Class A1 have a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Fund to pay distribution fees of up to 0.25% and 0.10% per year to those who sell and distribute Class A and Class A1 shares, respectively, shares and provide other services to shareholders. Because these fees are paid out of Class A and Class A1's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

We calculate the amount of these fees over a 12-month period that may differ from the Fund's fiscal year. Therefore, the amount shown from time to time in the Fund's fee table (which is based upon the Fund's fiscal year) may differ from the amount set forth in the Rule 12b-1 plan due to timing differences.

Sales Charges - Class C
With Class C shares, there is no initial sales charge.

CDSC

There is a 1% CDSC on any Class C shares you sell within 12 months of purchase. The way we calculate the CDSC is the same for each class (please see "Contingent Deferred Sales Charge (CDSC) – Class A, A1 & C").

Distribution and Service (12b-1) Fees

Class C has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Fund to pay distribution and other fees of up to 0.65% per year for the sale of Class C shares and for services provided to shareholders. Because these fees are paid out of Class C's assets on an ongoing basis, over time these fees will increase

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the cost of your investment and may cost you more than paying other types of sales charges.

Automatic Conversion of Class C Shares to Class A Shares After 8-Year Holding Period

The Class C conversion feature provides that Class C shares that have been held for eight (8) years or more will automatically convert into Class A shares and will no longer be subject to Class C shares’ Rule 12b-1 fees (but will be subject to Class A share's Rule 12b-1 fee, if any) (the “Conversion Feature”). Class C shares of the Fund will convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 8-year anniversary of the Class C shares’ purchase date. The monthly conversion date typically occurs around the middle of every month and generally falls on a Friday.

Terms of the Conversion Feature. Class C shares that automatically convert to Class A shares of the Fund convert on the basis of the relative net asset values of the two classes. Shareholders do not pay a sales charge, including a CDSC, upon the conversion of their Class C shares to Class A shares pursuant to the Conversion Feature. The automatic conversion of the Fund’s Class C shares into Class A shares after the 8-year holding period is not expected to be a taxable event for federal income tax purposes. Shareholders should consult with their tax advisor regarding the state and local tax consequences of such conversions.

To the extent that you own Class C shares and Class A1 shares of the same Fund, please note that, after the 8-year holding period described above, your Class C shares will automatically convert into the Fund’s Class A shares (not the Fund’s Class A1 shares) and will be subject to Class A shares’ Rule 12b-1 fee. In some cases, you may be able to request the exchange of the Class A shares that you receive after the conversion into your existing Class A1 shares account; however, not all intermediaries can accommodate such requests. Please contact your financial intermediary for more information.

If you previously owned Class C shares of any Franklin Templeton or Legg Mason funds that were later merged or exchanged into the Fund, the time you held such shares counts towards the 8-year period for automatic conversion to Class A shares. Class C shares of the Fund acquired through automatic reinvestment of dividends or distributions convert to Class A shares of the Fund on the conversion date pro rata with the converting Class C shares of the Fund that were not acquired through reinvestment of dividends or distributions.

Class C shares held through a financial intermediary in an omnibus account automatically convert into Class A shares only if the intermediary can document that the shareholder has met the required holding period. In certain circumstances, when shares are invested through retirement plans, omnibus accounts, and in certain other instances, the Fund and its agents may not have transparency into

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how long a shareholder has held Class C shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares and the financial intermediary may not have the ability to track purchases to credit individual shareholders’ holding periods. This primarily occurs when shares are invested through certain record keepers for group retirement plans, where the intermediary cannot track share aging at the participant level. In these circumstances, the Fund cannot automatically convert Class C shares into Class A shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the shareholder or their financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the shareholder or their financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. In these circumstances, it is the financial intermediary’s (and not the Fund’s) responsibility to keep records and to ensure that the shareholder is credited with the proper holding period. Please consult with your financial intermediary about your shares’ eligibility for this conversion feature.

New accounts or plans may not be eligible to purchase Class C shares of the Fund if it is determined that the intermediary cannot track shareholder holding periods to determine whether a shareholder’s Class C shares are eligible for conversion to Class A shares. Accounts or plans (and their successor, related and affiliated plans) that have Class C shares of the Fund available to participants on or before October 5, 2018, may continue to open accounts for new participants in that share class and purchase additional shares in existing participant accounts. The Fund has no responsibility for overseeing, monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for conversion.

A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the conversion of Class C shares into Class A shares. In these cases, Class C shareholders may convert to Class A shares under the policies of the financial intermediary and the conversion may be structured as an exchange of Class C shares for Class A shares of the Fund. Financial intermediaries will be responsible for making such exchanges in those circumstances. Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares.

Contingent Deferred Sales Charge (CDSC) - Class A, A1 & C

The CDSC for each class is based on the current value of the shares being sold or their net asset value when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gain distributions.

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To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased. We will use this same method if you exchange your shares into another Franklin Templeton and Legg Mason funds (please see “Exchanging Shares”).

The holding period for the CDSC begins on the day you buy your shares. Your shares will age one month on that same date the next month and each following month. For example, if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month.

Reinstatement Privilege

If you sell any class of shares of Franklin Templeton and Legg Mason funds, you may reinvest all or a portion of the proceeds from that sale within 90 days within the same share class (or share class equivalent if the share class you redeemed from is closed to new investors) without an initial sales charge. If at the time of investment your shares are registered directly with the Fund’s transfer agent: Class C or Class R shares will be reinvested in Class A shares if the account does not have an investment representative of record. Proceeds from the earlier sale of Class Z shares from another fund may also be reinvested in Class A shares. Proceeds from the earlier sale of Class A1 shares from a fund must also be reinvested in Class A shares if the account holder no longer holds investments within Class A1 shares.

This reinstatement privilege does not apply to: (i) a purchase of Fund shares made through a regularly scheduled automatic investment plan such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account, or (ii) a purchase of Fund shares with proceeds from the sale of Franklin Templeton and Legg Mason funds shares that were held indirectly through a non-Franklin Templeton individual or employer sponsored IRA.

In order to take advantage of this reinstatement privilege, you must inform your investment representative or the Fund's transfer agent of this privilege at the time of your investment.

Generally, if you paid a CDSC when you sold your Class A or Class A1 or Class C shares, Distributors will credit back to you the CDSC paid on the amount you are reinvesting within 90 days of the sale by adding it to the amount of your reinvestment. For Class A or Class A1 shares reinvested with a CDSC credit, a new CDSC will apply and the CDSC holding period will begin again. For Class C shares reinvested with a CDSC credit in Class A or Class A1 shares, you will not receive a CDSC credit in the new Class A or Class A1 shares and your reinvestment will not be subject to any otherwise applicable CDSC.

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Qualified Investors - Class R6

Class R6 shares are available to the following investors:

• Employer Sponsored Retirement Plans where plan level or omnibus accounts are held on the books of Franklin Templeton Investor Services.

• Endowments; foundations; local, city and state governmental institutions; corporations; non-profit organizations that are organized as corporations; and insurance companies, (collectively “institutional investors”) when purchasing directly from a Fund. The minimum initial investment for institutional investors is $1,000,000 per Fund.

• Unaffiliated U.S. registered mutual funds, including those that operate as "fund of funds."

• Other Franklin Templeton and Legg Mason funds and funds for which Franklin Templeton investment managers provide advisory or subadvisory services.

• Intermediaries that execute an addendum to their selling agreement acknowledging that they are acting exclusively as agents of their clients in transacting in Class R6 shares.

• Advisory Fee Programs. A registered broker-dealer, investment advisor, trust company, bank, or other financial intermediary (referred to as a “Sponsor”) that has an agreement with Distributors authorizing the sale of Fund shares and that acquires shares of the Fund for its clients in connection with a comprehensive fee or other advisory fee arrangement for which the client pays the Sponsor a fee for investment advisory services. No minimum initial investment.

• Health Savings Accounts (HSAs) within plan level or omnibus accounts that are held on the books of Franklin Templeton Investor Services.

Qualified Investors - Advisor Class

The following investors or investments qualify to buy Advisor Class shares of the Fund:

• Advisory Fee Programs. Shares acquired by an investor in connection with a comprehensive fee or other advisory fee arrangement between the investor and a registered broker-dealer, investment advisor, trust company, bank, or other financial intermediary (referred to as the “Sponsor”) in which the investor pays that Sponsor a fee for investment advisory services and the Sponsor or a broker-dealer through whom the shares are acquired has an agreement with Distributors authorizing the sale of Fund shares. No minimum initial investment.

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• Governments, municipalities, and tax-exempt entities that meet the requirements for qualification under section 501 of the Internal Revenue Code when purchasing direct from the Fund.

• Current employees of securities dealers that have executed a selling agreement with Distributors and their affiliates and their family members, as allowed by the internal policies of their employer.

• Current employees of the investment manager and its affiliates;

• Former employees of the investment manager and its affiliates with existing accounts;

• Current and former board members of investment companies managed by affiliates of Franklin Resources;

• Current and former board members of Franklin Resources;

• The “immediate families” of such persons. “Immediate families” are such person’s spouse (including the surviving spouse of a deceased board member), parents, grandparents, and children and grandchildren (including step-relationships). For such investors, the minimum initial investment is $1,000 and the minimum for each purchase of additional shares is $25. Current employees may purchase additional shares through a systematic investment plan.

• Assets held in accounts managed by a subsidiary of Franklin Resources, Inc.: (1) under an advisory agreement (including sub-advisory agreements); and/or (2) as trustee of an inter vivos or testamentary trust.

• Plans with aggregate plan assets of $1 million or more invested directly with Franklin Templeton and Legg Mason funds.

• Purchases by a bank, trust company or thrift institution that is acting as a fiduciary exercising investment discretion.

• An individual or entity associated with a current customer of Franklin Templeton Institutional, LLC (FTI, LLC) if approved by FTI, LLC in consultation with its customers.

• Unaffiliated U.S. registered mutual funds, including those that operate as "fund of funds."

• Assets held in accounts under the recommendation of an investment consultant provided that (1) assets are held with a firm unaffiliated with the investment consultant’s firm; (2) the investment consultant is under a retainer or other similar fee arrangement with its clients; (3) the client is not an individual; and (4) a subsidiary of Franklin Resources, Inc. approves the investment.

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• Clients of financial intermediaries who have entered into an agreement with Distributors and have been approved by Distributors to offer Fund shares through a network, platform, or self-directed investment brokerage account that may charge a transaction or other fee to customers. Minimum initial investment $100,000, unless otherwise waived by Distributors.

• Purchases by or through a Franklin Templeton donor-advised fund.

Waivers for Exchanges between Classes of the Same Fund

Financial Intermediary Exchanges between Classes of the Same Fund. Exchanges between Classes of the same Fund as described below generally will be tax-free for federal income tax purposes. You should also consult with your tax advisor regarding the state and local tax consequences of such an exchange of Fund shares. These exchange privileges are subject to termination and may be amended from time to time.

Advisory Programs Eligible for Advisor Class or Class Z shares. Class A and Class C shares purchased by accounts participating in certain programs sponsored by and/or controlled by financial intermediaries (“Advisory Programs”) may be exchanged by the financial intermediary on behalf of the shareholder for Advisor Class shares of the same Fund under certain circumstances, including such Advisory Program’s eligibility to purchase Advisor Class shares of the Fund. If a shareholder that holds Advisor Class shares of a Fund no longer participates in an Advisory Program, the Advisor Class shares held by the shareholder may be exchanged by the financial intermediary on behalf of the shareholder for Class A shares of the same Fund under certain circumstances. In this case, the shareholder would be subject to ongoing Rule 12b-1 fees to which it was not previously subject. All such exchanges are initiated by the financial intermediary and not the Fund and the Fund does not have information or oversight with respect to such exchanges. Such exchanges will be on the basis of each Class’ NAV per share, without the imposition of any sales charge, fee or other charge. Unless otherwise permitted, any CDSC owed must be paid on Class A and C shares that you wish to exchange.

Financial Intermediary Exchanges from Class C Shares to Class A Shares. Class C shares purchased through financial intermediaries may be exchanged by the financial intermediary on behalf of the shareholder for Class A shares of the same Fund under certain circumstances. Such exchange will be on the basis of each Class’ NAV per share, without the imposition of any sales charge, fee or other charge.

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Initial

Buying Shares

Minimum Investments - Class A, A1 & C

Initial
Regular accounts, UGMA/UTMA accounts, current and former full-time employees, officers, trustees and directors of Franklin Templeton entities, and their family members	$1,000
Automatic investment plans	$25
Broker-dealer sponsored wrap account programs	no minimum

A financial intermediary may impose different investment minimums than those set forth above. The Fund is not responsible for any investment minimums imposed by financial intermediaries or for notifying shareholders of any changes to them. See Appendix A for more information on certain intermediary-specific investment minimums. Please consult with your financial intermediary if you have any questions regarding its policies.

Please note that you generally may only buy shares (including the purchase side of an exchange) of a fund eligible for sale in your state or jurisdiction. The Fund and other Franklin Templeton funds are intended for sale to residents of the United States, and, with very limited exceptions, are not registered or otherwise offered for sale in other jurisdictions.

In particular, the Fund is not registered in any provincial or territorial jurisdiction in Canada, and shares of the Fund have not been qualified for sale in any Canadian jurisdiction. The shares offered by this prospectus generally may not be directly or indirectly offered or sold in any provincial or territorial jurisdiction in Canada or to or for the benefit of residents thereof. Prospective investors may be required to declare that they are not Canadian residents and are not acquiring shares on behalf of any Canadian residents. Similarly, the Fund is not registered, and shares of the Fund have not been qualified for distribution, in any member country of the European Union (EU) or European Economic Area (EEA), and generally may not be directly or indirectly offered or distributed in any such country. If an investor becomes a Canadian, EU or EEA resident after purchasing shares of the Fund, the investor may not be able to purchase any additional shares of the Fund (other than reinvestment of dividends and capital gains) or exchange shares of the Fund for other U.S. registered Franklin Templeton funds.

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Account Application

If you are opening a new account, please complete and sign the enclosed account application. Make sure you indicate the share class you have chosen. If you do not indicate a class, we will place your purchase in Class A shares. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services"). For example, if you would like to link one of your bank accounts to your Fund account so that you may use electronic funds transfer to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions. We do not accept cash, third-party checks, credit card convenience checks, pre-paid debit cards, non-bank money orders, travelers checks or checks drawn on foreign banks as forms of payment to purchase shares.

Franklin Templeton Investor Services P.O. Box 997151 Sacramento, CA 95899-7151 Call toll-free: (800) 632-2301 or visit us online 24 hours a day, 7 days a week, at franklintempleton.com

Buying Shares

Through your investment representative
By Phone/Online (800) 632‑2301 franklintempleton.com Note: certain account types are not available for online account access.
By Mail
By Wire (800) 632‑2301 or (650) 312‑2000 collect
By Exchange franklintempleton.com

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Opening an account	Adding to an account
Contact your investment representative	Contact your investment representative

If you have another Franklin Templeton fund account with your bank account information on file, you may open a new identically registered account by phone. To make a same day investment, your phone order must be received and accepted by us prior to 1 p.m. Pacific time or the regularly scheduled close of the New York Stock Exchange, whichever is earlier. You may open certain new accounts online at franklintempleton.com.

Before requesting a telephone or online purchase into an existing account, please make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank’s name and address and a voided check or savings account deposit slip. All bank and Fund account owners must sign the request. If the bank and Fund accounts do not have at least one common owner, each individual must also have his or her signature notarized.

To make a same day investment, your phone or online order must be received and accepted by us prior to 1 p.m. Pacific time or the regularly scheduled close of the New York Stock Exchange, whichever is earlier.

Make your check payable to the Fund. Mail the check and your signed application to Investor Services.

Make your check payable to the Fund. Include your account number on the check.

Fill out the deposit slip from your account statement. If you do not have a slip, include a note with your name, the Fund name, and your account number.

Mail the check and deposit slip or note to Investor Services.

Call to receive a wire control number and wire instructions.

Wire the funds and mail your signed application to Investor Services. Please include the wire control number or your new account number on the application.

To make a same day wire investment, the wired funds must be received and accepted by us prior to 1 p.m. Pacific time or the regularly scheduled close of the New York Stock Exchange, whichever is earlier.

Call to receive a wire control number and wire instructions.

To make a same day wire investment, the wired funds must be received and accepted by us prior to 1 p.m. Pacific time or the regularly scheduled close of the New York Stock Exchange, whichever is earlier.

Call Shareholder Services at (800) 632‑2301, or send signed written instructions. You also may place an online exchange order. (Please see “Exchanging Shares” for more information on exchanges.)	Call Shareholder Services at (800) 632‑2301, or send signed written instructions. You also may place an online exchange order. (Please see “Exchanging Shares” for more information on exchanges.)

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Investor Services

Automatic Investment Plan

This plan offers a convenient way for you to invest in the Fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, visit us online at franklintempleton.com or complete the appropriate section of your account application and send it to Investor Services. If you are opening a new account, please include your minimum initial investment with your application.

Automated Telephone System

Our automated system offers around-the-clock access to information about your account or any Franklin Templeton fund. This service is available by dialing any of the following numbers from a touch-tone phone:

Shareholder Services	(800) 632-2301
Advisor Services	(800) 524-4040

Distribution Options

You may reinvest distributions you receive from the Fund in an existing account in the same share class* of the Fund or another Franklin Templeton or Legg Mason fund. Initial sales charges and CDSCs will not apply to reinvested distributions. You also can have your distributions deposited in a bank account, or mailed by check. Deposits to a bank account may be made by electronic funds transfer.

* Class C shareholders may reinvest their distributions in Class A shares of any Franklin Templeton money fund. Advisor Class shareholders may reinvest in Advisor Class or Class A shares of another Franklin Templeton fund. To reinvest your distributions in Advisor Class shares of another Franklin Templeton fund, you must be a current shareholder in Advisor Class or otherwise qualify to buy that fund's Advisor Class shares.

If you received a distribution and chose to return it to purchase additional shares in Class A shares of another Franklin Templeton fund, you will not be charged an initial sales charge if you invest the distribution within 90 days of the distribution date.

Please indicate on your application the distribution option you have chosen, otherwise we will reinvest your distributions in the same share class of the Fund.

Telephone/Online Privileges

You will automatically receive telephone/online privileges when you open your account, allowing you to obtain or view your account information, and conduct a number of transactions by phone or online, including: buy, sell, or exchange shares of most funds; use electronic funds transfer to buy or sell shares of most funds; change your address; and add or change account services (including distribution options, systematic withdrawal plans and automatic investment plans).

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To view your account information or request online transactions, you will first need to register for these services at the shareholder section of our website at franklintempleton.com. You will be asked to accept the terms of an online agreement(s) and establish a password for online services. If you are registered for online services, you may enroll online in Franklin Templeton’s electronic delivery program for your shareholder documents. This will allow you to receive electronic delivery (through our website) of most Franklin Templeton funds’ prospectuses, proxy statements and other documents, as well as your account(s) statements and trade confirmations, and discontinue receiving your paper copies through the U.S. mail. Using our shareholder website means you are consenting to sending and receiving personal financial information over the Internet, so you should be sure you are comfortable with the risks.

As long as we follow reasonable security procedures and act on instructions we reasonably believe are genuine, we will not be responsible for any losses that may occur from unauthorized requests. We will request passwords or other information, and also may record calls. We have the right (but have no obligation) to refuse a telephone request if the caller is unable to provide the requested information or if we reasonably believe the caller is not an individual authorized to act on the account. To help safeguard your account, keep your password confidential, and verify the accuracy of your confirmation statements immediately after you receive them. Contact us immediately if you believe someone has obtained unauthorized access to your account or password. For transactions done over the Internet, we recommend the use of an Internet browser with 128-bit encryption. Certain methods of contacting us (such as by phone or by Internet) may be unavailable or delayed during periods of unusual market activity. Of course, you can choose not to register for online privileges. Additionally, if you don’t want telephone privileges, or want to discontinue telephone/online privileges at any time please contact us for instructions. You may reinstate these privileges at any time in writing, including online registration with respect to online privileges.

Note: Digital communication channels are not necessarily secure. If you do choose to send confidential or sensitive information to us via digital communication channels (e.g. email, chat, text messaging, fax), you are accepting the associated risks related to potential lack of security, such as the possibility that your confidential or sensitive information may be intercepted/accessed by a third party and subsequently used or sold.

Systematic Withdrawal Plan

This plan allows you to automatically sell your shares and receive regular payments from your account. A CDSC may apply to withdrawals that exceed certain amounts. Certain terms and minimums apply. To sign up, visit us online at franklintempleton.com or contact us for instructions.

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Franklin Templeton VIP Services®

You may be eligible for Franklin Templeton VIP Services® if you currently have $500,000 or more invested in Franklin Templeton funds based solely on shares registered directly with the Franklin Templeton funds' transfer agent and excluding shares held indirectly through brokerage accounts. Franklin Templeton VIP Services® shareholders enjoy enhanced service and transaction capabilities. Please contact Shareholder Services at (800) 632-2301 for additional information on this program.

Selling Shares

You can sell your shares at any time. To make a same day redemption, the redemption request must be received and accepted by us prior to 1 p.m. Pacific time or the regularly scheduled close of the New York Stock Exchange, whichever is earlier. Please keep in mind that a contingent deferred sales charge (CDSC) may apply

Selling Shares in Writing

Generally, requests to sell $250,000 or less can be made over the phone, online, or with a simple letter. Sometimes, however, to protect you and the Fund we may request written instructions signed by all registered owners, with a signature guarantee for each owner, if:

• you are selling more than $250,000 worth of shares

• you want your proceeds paid to someone who is not a registered owner

• you want to send your proceeds somewhere other than the address of record, or preauthorized bank or brokerage firm account

We also may require a signature guarantee when: we receive instructions from an agent, not the registered owners; you want to send your proceeds to a bank account that was added or changed on your account without a signature guarantee within the last 15 days; you want to send proceeds to your address that was changed without a signature guarantee within the last 15 days; or we believe it would protect the Fund against potential claims based on the instructions received. The Fund may change the signature guarantee requirements from time to time without prior notice to shareholders.

The amount may be higher for members of Franklin Templeton VIP Services®. Please see “Franklin Templeton VIP Services®” above for more information regarding eligibility.

A signature guarantee helps protect your account against fraud. You can obtain a signature guarantee at most banks and securities dealers.

A notary public CANNOT provide a signature guarantee.

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Selling Recently Purchased Shares

If you sell shares recently purchased, we may delay sending you the proceeds until your check, draft or wire/electronic funds transfer has cleared, which may take seven business days.

Redemption Proceeds

Your redemption check will be sent within seven days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency.

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Selling Shares

To sell some or all of your shares

Through your investment representative

Contact your investment representative

By Mail

Send written instructions and endorsed share certificates (if you hold share certificates) to Investor Services. Corporate, partnership or trust accounts may need to send additional documents.

Specify the Fund, the account number and the dollar value or number of shares you wish to sell. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required.

A check will be mailed to the name(s) and address on the account, or otherwise according to your written instructions.

By Phone/Online
(800) 632-2301
franklintempleton.com

As long as your transaction is for $250,000 or less and you do not hold share certificates, you can sell your shares by phone or online. The amount may be higher for members of Franklin Templeton VIP Services®. Please see “Franklin Templeton VIP Services®” above for more information regarding eligibility.

A check will be mailed to the name(s) and address on the account, or a pre-authorized secondary address. Written instructions, with a signature guarantee, are required to send the check to another address or to make it payable to another person.

If you have changed your address within the last 15 days without a signature guarantee, requests to sell your shares and mail the check to the name(s) and address on the account must be in writing and we may require a signature guarantee. Requests to sell your shares and send the proceeds to a pre-authorized secondary address may be requested by phone or online.

By Electronic Funds Transfer (ACH)

You can call, write, or visit us online to have redemption proceeds sent to a bank account. See the policies at left for selling shares by mail, phone, or online.

Before requesting to have redemption proceeds sent to a bank account, please make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank’s name and a voided check or savings account deposit slip. All bank and Fund account owners must sign the request. If the bank and Fund accounts do not have at least one common owner, each individual must also have his or her signature notarized.

If the bank account was added or changed without a signature guarantee within the last 15 days, you may be required to provide written instructions signed by all Fund account owners, with a signature guarantee for each Fund account owner.

If we receive your request in proper form prior to 1 p.m. Pacific time, or the regularly scheduled close of the New York Stock Exchange, whichever is earlier, proceeds sent by ACH generally will be available within two to three business days.

By Exchange

Obtain a current prospectus for the fund you are considering. Prospectuses are available online at franklintempleton.com.

Call Shareholder Services at the number below or send signed written instructions. You also may place an exchange order online. See the policies at left for selling shares by mail, phone, or online.

If you hold share certificates, you will need to return them to the Fund before your exchange can be processed.

Franklin Templeton Investor Services

P.O. Box 997151

Sacramento, CA 95899-7151

Call toll-free: (800) 632-2301

or visit us online 24 hours a day,

7 days a week, at franklintempleton.com

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Exchanging Shares

Exchange Privilege

You or your financial intermediary may instruct the Fund to exchange shares of any class for shares of the same class of any other Franklin Templeton or Legg Mason fund, provided that the fund shares to be acquired in the exchange are available to new investors in such other fund and you are eligible to invest in such shares. In addition, you may exchange shares of the Fund for a different share class of the same Fund provided you meet the eligibility requirements of the share class into which you are exchanging. If the Franklin Templeton or Legg Mason fund into which you wish to exchange your shares does not offer the class of shares in which you are currently invested, you may exchange your shares into another share class according to the following table:

Exchange From Share Class	Exchange To Share Class (if exact share class is not offered)
Advisor Class	Class I, Class Z or Class A (without any sales charge)*
Class Z	Class I or Advisor Class
Class R6	Class IS, Advisor Class or Class Z
Class R	Class FI
Class A1	Class A

* If you exchange into Class A shares and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your Class A shares for Advisor Class shares if you are a current shareholder in Advisor Class or you otherwise qualify to buy the fund's Advisor Class shares.

In certain comprehensive fee or advisory programs that hold Class A and/or A1 shares, the investor may exchange to Advisor Class, Class I or Class Z shares at the discretion of the financial intermediary. You may exchange shares of the Fund for a class of shares of other funds sold by the Distributor on any day that both the Fund and the fund into which you are exchanging are open for business. Please contact your financial intermediary or the Fund about funds available for exchange.

Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee.

An exchange is really two transactions: a sale of one fund and the purchase of another. In general, the same policies that apply to purchases and sales also apply to exchanges, including minimum investment amounts (except exchanges of an entire account balance). Exchanges also generally have the same tax consequences as ordinary sales and purchases.

Exchange effects on sales charges. You can exchange shares between most Franklin Templeton or Legg Mason funds within the same class, generally without paying any additional sales charges. If you exchange shares from a money fund

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and those shares were not charged a sales charge previously, however, a sales charge may apply.

Any CDSC will continue to be calculated from the date of your initial investment and will not be charged at the time of the exchange. The purchase price for determining a CDSC on exchanged shares will be the price you paid for the original shares.

Exchange effects on Class C conversion feature. If you exchange your Class C shares for the same class of shares of another Franklin Templeton or Legg Mason fund, the time your shares are held in the initial Fund will count towards the 8-year period for automatic conversion to Class A shares.

Rejected exchanges. If the Fund rejects an exchange request involving the sale of Fund shares, the rejected exchange request will also mean rejection of the request to purchase shares of another fund with the proceeds of the sale. Of course, you may generally redeem shares of the Fund at any time.

Exchanges through financial intermediaries. If you are investing indirectly in the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment advisor, an administrator or trustee of an IRS-recognized tax-deferred savings plan such as a 401(k) retirement plan and a 529 college savings plan that maintains a master account (an Omnibus Account) with the Fund for trading on behalf of its customers, different exchange and/or transfer limit guidelines and restrictions may apply. The financial intermediary through whom you are investing may choose to adopt different trading restrictions designed to discourage short-term or excessive trading. Consult with your financial intermediary (or in the case of a 401(k) retirement plan, your plan sponsor) to determine what trading restrictions, including exchange/transfer limitations, may be applicable to you.

Fund exchange privilege changes/waiver. The Fund may terminate or modify (temporarily or permanently) this exchange privilege in the future. You will receive at least 60 days' notice of any material changes, unless otherwise provided by law.

Other funds' exchange privileges. If there is a conflict between the exchange privileges of two funds involved in an exchange transaction, the stricter policy will apply to the transaction. Other Franklin Templeton or Legg Mason funds may have different exchange restrictions. Check each fund's prospectus for details.

Exchange of shares into shares of the same Fund. The exchange of shares of one class into another class of the same Fund is not taxable for federal income tax purposes. However, shareholders should consult their tax advisors regarding the state and local tax consequences of a conversion or exchange of shares.

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Frequent Trading Policy

The Fund's board of trustees has adopted the following policies and procedures with respect to frequent trading in Fund shares (Frequent Trading Policy).

The Fund does not intend to accommodate short-term or frequent purchases and redemptions of Fund shares that may be detrimental to the Fund. For example, this type of trading activity could interfere with the efficient management of the Fund's portfolio or materially increase the Fund's transaction costs, administrative costs or taxes.

Since the Fund may invest in securities that are, or may be, restricted, unlisted, traded infrequently, thinly traded, or relatively illiquid (“relatively illiquid securities”), it may be particularly vulnerable to arbitrage short-term trading. Such arbitrage traders may seek to take advantage of a possible differential between the last available market prices for one or more of those relatively illiquid securities that are used to calculate the Fund’s NAV and the latest indications of market values for those securities. One of the objectives of the Fund’s fair value pricing procedures is to minimize the possibilities of this type of arbitrage (please see “Account Policies - Fair Valuation - Individual Securities”); however, there can be no assurance that the Fund’s valuation procedures will be successful in eliminating it.

Through its transfer agent, the Fund performs ongoing monitoring of shareholder trading in shares of the Fund and other Franklin Templeton funds in order to try and identify shareholder trading patterns that suggest an ongoing short-term trading strategy. If shareholder trading patterns identified by the transfer agent through monitoring or from other information regarding the shareholder’s trading activity in non-Franklin Templeton funds leads the transfer agent to reasonably conclude that such trading may be detrimental to the Fund as described in this Frequent Trading Policy, the transfer agent, on behalf of the Fund, may temporarily or permanently bar future purchases into the Fund or, alternatively, may limit the amount, number or frequency of any future purchases and/or the method by which you may request future purchases and redemptions (including purchases and/or redemptions by an exchange or transfer between the Fund and any other mutual fund).

In considering an investor’s trading patterns, the Fund may consider, among other factors, the investor’s trading history both directly and, if known, through financial intermediaries, in the Fund, in other Franklin Templeton funds, in non-Franklin Templeton mutual funds, or in accounts under common control or ownership (see, for example, “Buying and Selling Shares - Investment by asset allocators and large shareholders” in the SAI). The transfer agent may also reject any purchase request, whether or not it represents part of any ongoing trading pattern, if the Fund's investment manager or transfer agent reasonably concludes that the amount of the requested transaction may disrupt or otherwise interfere with the efficient management of the Fund’s portfolio. In determining what actions should be taken, the Fund's transfer agent may consider a variety of factors, including the

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potential impact of such remedial actions on the Fund and its shareholders. If the Fund is a "fund of funds," the Fund's transfer agent may consider the impact of the trading activity and of any proposed remedial action on both the Fund and the affiliated underlying funds in which the Fund invests.

Frequent trading through financial intermediaries. You are an investor subject to this Frequent Trading Policy whether you are a direct shareholder of the Fund or you are investing indirectly in the Fund through a financial intermediary, such as a broker-dealer, bank, trust company, insurance company product such as an annuity contract, investment advisor, or an administrator or trustee of an IRS-recognized tax-deferred savings plan such as a 401(k) retirement plan and a 529 college savings plan.

Some financial intermediaries maintain master accounts with the Fund on behalf of their customers (“omnibus accounts”). The Fund has entered into “information sharing agreements” with these financial intermediaries, which permit the Fund to obtain, upon request, information about the trading activity of the intermediary’s customers that invest in the Fund. If the Fund’s transfer agent identifies omnibus account level trading patterns that have the potential to be detrimental to the Fund, the transfer agent may, in its sole discretion, request from the financial intermediary information concerning the trading activity of its customers. Based upon its review of the information, if the transfer agent determines that the trading activity of any customer may be detrimental to the Fund, it may, in its sole discretion, request the financial intermediary to restrict or limit further trading in the Fund by that customer. There can be no assurance that the transfer agent’s monitoring of omnibus account level trading patterns will enable it to identify all short-term trading by a financial intermediary’s customers.

Account Policies

Calculating Share Price

Class A, A1 & C

When you buy shares, you pay the "offering price" for the shares. The "offering price" is determined by dividing the NAV per share by an amount equal to 1 minus the sales charge applicable to the purchase (expressed in decimals), calculated to two decimal places using standard rounding criteria. The number of Fund shares you will be issued will equal the amount invested divided by the applicable offering price for those shares, calculated to three decimal places using standard rounding criteria. For example, if the NAV per share is $10.25 and the applicable sales charge for the purchase is 5.50%, the offering price would be calculated as follows: 10.25 divided by 1.00 minus 0.055 [10.25/0.945] equals 10.846561, which, when rounded to two decimal points, equals 10.85. The offering price per share would be $10.85.

When you sell shares, you receive the NAV minus any applicable CDSC.

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All Classes

The value of a mutual fund is determined by deducting the fund’s liabilities from the total assets of the portfolio. The NAV per share is determined by dividing the total net asset value of each fund’s share class by the applicable number of shares outstanding per share class.

The Fund calculates the NAV per share each business day as of 1 p.m. Pacific time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. The Fund does not calculate the NAV on days the NYSE is closed for trading, which include New Year’s Day, Martin Luther King Jr. Day, President’s Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. If the NYSE has a scheduled early close, the Fund’s share price would be determined as of the time of the close of the NYSE. If, due to weather or other special or unexpected circumstances, the NYSE has an unscheduled early close on a day that it has opened for business, the Fund reserves the right to consider that day as a regular business day and accept purchase and redemption orders and calculate its share price as of the normally scheduled close of regular trading on the NYSE. The Fund's NAV per share for each class is readily available online at www.franklintempleton.com/performance.

The Fund has an agreement with certain financial intermediaries that authorize them to accept orders or designate third parties to accept orders on behalf of the Fund. If you place your order through these financial intermediaries, the order will be considered received when they accept the order. Those orders will be priced at the next NAV calculated after acceptance of the order by the financial intermediary or its agent. If you place an order through an account at an intermediary, please consult with the intermediary to determine when your order will be executed, as some intermediaries may require that they receive orders prior to a specified cut-off time.

Requests to buy and sell shares are processed at the NAV next calculated after we or an approved financial intermediary receive your request in proper form.

When determining its NAV, the Fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. The Fund generally utilizes two independent pricing services to assist in determining a current market value for each security. If market quotations are readily available for portfolio securities listed on a securities exchange, the Fund values those securities at the last quoted sale price or the official closing price of the day, respectively, or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. The Fund values over-the-counter portfolio securities within the range of the most recent bid and ask prices. If portfolio securities trade both in the over-the-counter market and on a stock exchange, the Fund values them according to the broadest and most representative market.

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Prices received by the Fund for securities may be based on institutional “round lot” sizes, but the Fund may hold smaller, “odd lot” sizes. Odd lots may trade at lower prices than round lots.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before 1 p.m. Pacific time. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and 1 p.m. Pacific time that will not be reflected in the computation of the NAV. The Fund relies on third-party pricing vendors to provide evaluated prices that reflect current fair market value at 1 p.m. Pacific time.

Fair Valuation – Individual Securities

The Fund has procedures, approved by the board of trustees, to determine the fair value of individual securities and other assets for which market prices are not readily available (such as certain restricted or unlisted securities and private placements) or which may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities). Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. The board of trustees oversees the application of fair value pricing procedures.

The application of fair value pricing procedures represents a good faith determination based upon specifically applied procedures. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were able to sell the security at approximately the time at which the Fund determines its NAV per share.

Security Valuation – Municipal Securities – Matrix Pricing (Fair Valuation)

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use valuation models or matrix pricing to determine current value. In general, they use information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date. Matrix pricing is considered a form of fair value pricing.

Accounts with Low Balances

If your account has been open for more than one year and its value falls below $500, we will mail you a notice asking you to bring the account back up to its applicable minimum investment amount. If you choose not to do so within 30 days,

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we will close your account and proceeds will be sent by Electronic Fund Transfer (ACH) to your bank information on file. If we do not have this information, proceeds will be mailed to the address of record. You will not be charged a CDSC if your account is closed for this reason. This policy does not apply to: (1) certain broker-controlled accounts established through the National Securities Clearing Corporation’s Networking system; (2) Class A or A1 accounts established pursuant to a conversion from Class C or C1, and any remaining Class C or C1 accounts involved in the conversion, with a low balance due to the conversion; (3) tax-deferred retirement plan accounts; (4) active automatic investment plan accounts; (5) accounts in an Advisory Fee Program; (6) accounts held through a 529 college savings program; (7) Coverdell Education Savings Plan accounts; and (8) accounts currently maintained via robo advice driven services where account investments and reallocations are done through an automated, algorithm-driven platform.

A financial intermediary may impose different minimum account balances on your account than those described above. The Fund is not responsible for any minimum account balances imposed by financial intermediaries or for notifying shareholders of any changes to them. See Appendix A for more information on certain intermediary-specific minimum account balances. Please consult with your financial intermediary if you have any questions regarding their policies.

Redemptions

Typically, the Fund uses cash and cash equivalents held in its portfolio or sells portfolio assets to meet all redemption needs. In unusual circumstances or under stressed market conditions, the Fund may use other methods to meet redemptions, such as the use of lines of credit or interfund lending in reliance on exemptive relief from the SEC. Also, see “Account Policies – Redemptions in Kind” for information regarding redemption requests that exceed $250,000 or 1% of the value of the Fund’s assets, whichever is less.

Redemptions in Kind

If your redemption requests during any 90-day period exceed $250,000 (or 1% of the value of the Fund’s net assets, if less), the Fund reserves the right to make payments in whole or in part in securities or other assets of the Fund. You should expect to incur transaction costs upon the disposition of the securities received in the distribution. In addition, you will bear the market risk of the securities you hold until the securities are sold.

Redemptions by Large Shareholders

At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may

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also increase transaction costs and/or increase in the Fund's expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.

Statements, Reports and Prospectuses

You will receive quarterly account statements that show all your account transactions during the quarter. You also will receive written notification after each transaction affecting your account (except for distributions and transactions made through automatic investment or withdrawal programs, which will be reported on your quarterly statement). Upon receipt, review all account statements and written notifications after each transaction affecting your account and notify us immediately if there is a discrepancy.

You also will receive, or receive notice of the availability of, the Fund's financial reports every six months. In addition, you will receive an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports (to the extent received by mail) and summary prospectus. This process, called "householding," will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

You may elect to receive your statements, prospectuses and other documents through electronic delivery (please see "Investor Services - Telephone/Online Privileges").

Investment Representative Account Access

If there is a dealer or other investment representative of record on your account, he or she will be able to obtain your account information, conduct transactions for your account, and also will receive copies of all notifications and statements and other information about your account directly from the Fund.

Street or Nominee Accounts

You may transfer your shares from the street or nominee name account of one dealer to another, as long as both dealers have an agreement with Distributors. We will process the transfer after we receive authorization in proper form from your delivering securities dealer.

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Joint Accounts

Unless you specify a different registration, shares issued to two or more owners are registered as "joint tenants with rights of survivorship" (shown as "Jt Ten" on your account statement). To make any ownership changes to jointly owned shares, or to sever a joint tenancy in jointly owned shares, all owners must agree in writing.

Joint Account Risk with Telephone/Online Privileges

You will automatically receive telephone/online privileges when you open your account. If your account has more than one registered owner, telephone/online privileges allow the Fund to accept online registration for online services (including electronic delivery of shareholder documents) and transaction instructions online or by telephone from only one registered owner. This means that any one registered owner on your account, acting alone and without the consent of any other registered owner, may give the Fund instructions by telephone, online or in writing (subject to any limitations in telephone or online privileges) to:

• Exchange shares from a jointly registered Fund account requiring all registered owner signatures into an identically registered money fund account that only requires one registered owner’s signature to redeem shares;

• Redeem Fund shares and direct the redemption proceeds to a pre-established bank account that may or may not be owned by you and, if owned by you jointly with someone else, only requires one person to withdraw funds by check or otherwise; and

• Purchase Fund shares by debiting a pre-established bank account that may be owned by you.

If you do NOT want another registered owner on your account to be able to issue these kinds of instructions to the Fund without your consent, you must instruct the Fund to deny/terminate online privileges and the ability to issue such instructions by telephone so that these types of instructions will only be accepted in writing signed by all account owners. This decision will apply to any other fund into which you may exchange your jointly owned Fund shares. Any later decision to permit these types of instructions by telephone and/or online will need to be given to the Fund in a written instruction signed by all registered owners.

Additional Policies

Please note that the Fund maintains additional policies and reserves certain rights, including:

• The Fund may restrict, reject or cancel any purchase orders, including an exchange request.

• Typically, redemptions are processed by the next business day provided the redemption request is received in proper form and good order, but may take up to seven days to be processed if making immediate payment would adversely

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affect the Fund or there is another cause for delay (for example, if you sell shares recently purchased, proceeds may be delayed until your check, draft or wire/electronic funds transfer has cleared). In certain circumstances, however, the Fund may not have the ability to delay a redemption request or may not have the time to determine whether a particular redemption would have an adverse effect on the Fund before the redemption request is paid.

• The Fund may modify, suspend, or terminate telephone/online privileges at any time.

• The Fund may make material changes to or discontinue the exchange privilege on 60 days' notice or as otherwise provided by law.

• The Fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

• In unusual circumstances, we may temporarily suspend redemptions or postpone the payment of proceeds, as allowed by federal securities laws.

• For redemptions over a certain amount, the Fund may, but is not required to, pay redemption proceeds in securities or other assets rather than cash (also known as a redemption in-kind) if the investment manager determines it is in the best interest of the Fund, consistent with applicable law. The investment manager will, in its sole discretion, determine whether a redemption in-kind will be considered for a particular redemption request or type of redemption request. In certain circumstances, however, the investment manager may not have the ability to determine whether a particular redemption could be paid in-kind before the redemption request is paid. If a redemption request is redeemed in-kind, investors should expect to incur transaction costs upon the disposition of the securities received in the distribution.

• You may only buy shares of a fund (including the purchase side of an exchange) eligible for sale in your state or jurisdiction.

• To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the Fund promptly.

• For non-retirement accounts, if you are receiving a dividend, capital gains or a systematic withdrawal plan payment in cash, and at least three consecutive checks remain uncashed for at least six months, the Fund reserves the right to change your distribution option to reinvest future distributions or discontinue your systematic withdrawal plan.

Dealer Compensation

Class A, A1 & C

Qualifying dealers who sell Fund shares may receive sales commissions and other payments. These are paid by Distributors from sales charges received from

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purchasing or redeeming shareholders, from distribution and service (12b-1) fees from the Fund and from Distributors' other financial resources. Dealers may also receive shareholder servicing fees for servicing investors who indirectly hold Franklin Templeton fund shares through dealer-maintained brokerage accounts as more fully described under "Shareholder servicing and transfer agent" of the "Management and Other Services" section in the SAI. These fees are paid by the Fund's transfer agent from payments it receives under its agreement with the Fund.

No dealer commission will be paid on Class A NAV purchases by Employer Sponsored Retirement Plans.

If any dealer commissions are paid in connection with a purchase which is subsequently rejected or results in any trading restriction placed on the purchaser as a result of a determination by the Fund's investment manager or transfer agent that the purchase may be connected with trading activity that may be detrimental to the Fund as described in the Fund's "Frequent Trading Policy," the dealer shall, upon demand, refund such commissions to Distributors.

	Class A	Class A1	Class C
Commission (%)	--	--	1.00[1]
Under $100,000	3.50	3.50	--
$100,000 but under $250,000	3.00	3.00	--
$250,000 or more	Up to 1.00	Up to 1.00	--
12b-1 fee to dealer	0.25[2]	0.10[2]	0.65[3]

1. Commission includes advance of the first year's 0.15% 12b-1 service fee. Distributors may pay a prepaid commission.

2. For purchases at NAV where Distributors paid a prepaid commission, dealers may start to receive the 12b-1 fee in the 13th month after purchase. For purchases at NAV where Distributors did not pay a prepaid commission, dealers may start to receive the 12b-1 fee at the time of purchase.

3. Dealers may be eligible to receive up to 0.15% at the time of purchase and may be eligible to receive 0.65% starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset the commission and the prepaid service fee paid at the time of purchase. For purchases at NAV where Distributors did not pay a prepaid commission, dealers may start to receive the 12b-1 fee at the time of purchase. After approximately 8 years, Class C shares convert to Class A shares and dealers may then be eligible to receive the 12b-1 fee applicable to Class A.

Purchases of certain share classes through financial intermediaries (Class R6 and Advisor Class) There are no associated sales charges or Rule 12b-1 distribution and service fees for the purchase of Class R6 and Advisor Class shares. However, pursuant to SEC guidance, certain financial intermediaries acting as agents on behalf of their customers may directly impose on shareholders sales charges or transaction fees determined by the financial intermediary related to the purchase of these shares. These charges and fees are not disclosed in this prospectus. You should consult with your financial advisor or visit your financial intermediary’s website for more information.

The Fund’s service providers also may pay financial intermediaries for marketing support and other related services as disclosed below for Advisor Class shares, but not for Class R6 shares. These payments may create a conflict of interest by

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influencing the financial intermediary and your salesperson to recommend one share class over another. There is some uncertainty concerning whether marketing support or other similar payments may be made or received in connection with Advisor Class shares where a financial intermediary has imposed its own sales charges or transaction fees. Based on future regulatory developments, such payments may be terminated.

Other financial intermediary compensation Except with respect to Class R6 shares, Distributors may make marketing support payments (a portion of which may be reimbursable under the terms of the Fund's Rule 12b-1 distribution plans) to certain dealers and other financial intermediaries, such as banks, insurance companies, or plan administrators, in connection with their efforts to educate financial advisors or provide other services which may facilitate, directly or indirectly, investment in Franklin Templeton mutual funds. In the case of any one intermediary, marketing support payments generally will not exceed 0.05% of the total assets of Franklin Templeton mutual funds attributable to that intermediary, on an annual basis. For an intermediary exceeding $50 billion in total assets of Franklin Templeton mutual funds, Distributors may agree to make annual marketing support payments up to a limit of 0.06% of such assets. In other limited circumstances, Distributors or an affiliate will have alternative arrangements with an intermediary that provide for payments in excess of the 0.05% limitation, which may include arrangements based on assets or sales of the funds, combined assets or sales of related funds, or other criteria. Marketing support payments made to organizations located outside the U.S., with respect to investments in the Fund by non-U.S. persons, also may exceed this limitation. Any assets held on behalf of Employer Sponsored Retirement Plans for which payment is made to a financial intermediary pursuant to the following paragraph will be excluded from the calculation of marketing support payments pursuant to this paragraph. You should contact your financial intermediary to determine the amount of any compensation it may receive from Distributors or its affiliates.

Except with respect to Class R6 shares, Distributors and/or its affiliates may also make payments (a portion of which may be reimbursable under the terms of the Fund’s Rule 12b-1 distribution plans) to certain financial intermediaries in connection with their activities that are intended to assist in the sale of shares of Franklin Templeton mutual funds, directly or indirectly, to certain Employer Sponsored Retirement Plans. In the case of any one financial intermediary, such payments will not exceed 0.10% of the total assets of Franklin Templeton mutual funds held, directly or indirectly, by such Employer Sponsored Retirement Plans, on an annual basis.

A number of factors will be considered in determining these payments, including the qualifying financial intermediary's sales, assets and redemption rates, the nature and quality of any servicing provided by the financial intermediary, and the

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quality of the financial intermediary's relationship with Distributors. Distributors will, on an annual basis, determine the advisability of continuing these payments. These payments may be in addition to any shareholder servicing fees paid by the Fund's transfer agent from payments it receives under its agreement with the Fund.

To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, Distributors may, in addition to marketing support payments, pay or allow other promotional incentives or payments to financial intermediaries, such as payments related to transaction support, various financial intermediary-sponsored events intended to educate financial advisers and their clients about the Franklin Templeton mutual funds, and data analytics and support.

Sales of Fund shares, as well as shares of other mutual funds in Franklin Templeton, is not considered a factor in the selection of financial intermediaries to execute the Fund’s portfolio transactions. Accordingly, the allocation of portfolio transactions for execution by financial intermediaries that sell Fund shares is not considered marketing support payments to such financial intermediaries.

You can find further details in the SAI about the payments made by Distributors and the services provided by your financial advisor. Your financial advisor may charge you additional fees or commissions other than those disclosed in this prospectus. You should ask your financial advisor for information about any payments it receives from Distributors and any services it provides, as well as about fees and/or commissions it charges.

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Questions

If you have any questions about the Fund or your account, you can write to us at P.O. Box 997151, Sacramento, CA 95899-7151. You also can call us at one of the following numbers. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

Department Name	Telephone Number

Shareholder Services	(800) 632-2301
Fund Information	(800) DIAL BEN
(800) 342-5236
Retirement Services	(800) 527-2020
Advisor Services	(800) 524-4040
Hearing Impaired Assistance	For hearing impaired assistance, please contact us via a Relay Service.
Automated Telephone System	(800) 632-2301 (800) 524-4040 (800) 527-2020

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FRANKLIN TAX-FREE TRUST
YOUR ACCOUNT

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FRANKLIN TAX-FREE TRUST
YOUR ACCOUNT

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For More Information

You can learn more about the Fund in the following documents:

Annual/Semiannual Report to Shareholders

Includes a discussion of recent market conditions and Fund strategies that significantly affected Fund performance during its last fiscal year, financial statements, detailed performance information, portfolio holdings and, in the annual report only, the independent registered public accounting firm’s report.

Statement of Additional Information (SAI)

Contains more information about the Fund, its investments and policies. It is incorporated by reference (is legally a part of this prospectus).

For a free copy of the current annual/semiannual report or the SAI, please contact your investment representative or call us at the number below. You also can view the current annual/semiannual report and the SAI online through franklintempleton.com.

Appendix A to the Prospectus -- Intermediary Sales Charge Discounts and Waivers
Contains more information about specific sales charge discounts and waivers available for shareholders who purchase Fund shares through a specific financial intermediary. Appendix A is a separate document and is incorporated herein by reference (is legally a part of this prospectus).

Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

	One Franklin Parkway San Mateo, CA 94403-1906 (800) DIAL BEN®/342-5236 franklintempleton.com	For hearing impaired assistance, please contact us via a Relay Service.
Investment Company Act file #811-04149 © 2022 Franklin Templeton. All rights reserved.

APPENDIX A
INTERMEDIARY SALES CHARGE DISCOUNTS AND WAIVERS

Specific intermediaries may have different policies and procedures than the Fund regarding the availability of front-end sales load (charge) waivers or CDSC waivers; exchanges or conversions between classes or exchanges between Funds; account investment minimums; and minimum account balances, all of which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive such waivers or discounts. Please see the section entitled "Fund Details – Your Account – Choosing a Share Class – Class A, & C" for more information on sales charges and waivers available for different classes.

The information in this Appendix is part of, and incorporated into, the Fund’s prospectus.

CLASS A AND CLASS C PURCHASES THROUGH AMERIPRISE FINANCIAL

Automatic exchange of Class C shares. Class C shares will automatically exchange to Class A shares in the month of the 10-year anniversary of the purchase date. Effective January 15, 2021, the anniversary year of the purchase date will change to 7-years.

Class A Shares Front-End Sales Charge Waivers Available at Ameriprise Financial:

The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:

Effective June 1, 2018, shareholders purchasing Fund shares through an Ameriprise Financial platform or account will be eligible for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI:

• Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

• Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available).

• Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available).

• Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).

• Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date (effective January 15, 2021, the anniversary year of the purchase date will change to 7-years). To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.

• Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.

• Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

• Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

BAIRD

Intermediary-Defined Sales Charge Waiver Policies

Effective June 15, 2020, shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.

Front-End Sales Charge Waivers on Investors A-shares Available at Baird

• Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing share of the same fund

• Share purchase by employees and registers representatives of Baird or its affiliate and their family members as designated by Baird

• Shares purchase from the proceeds of redemptions from another Franklin Templeton fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)

• A shareholder in the Funds Class C shares will have their share converted at net asset value to Class A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird

• Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs

CDSC Waivers on Class A and C shares Available at Baird

• Shares sold due to death or disability of the shareholder

• Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus

• Shares bought due to returns of excess contributions from an IRA Account

• Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 72 as described in the Fund’s prospectus

• Shares sold to pay Baird fees but only if the transaction is initiated by Baird

• Shares acquired through a right of reinstatement

Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulations

• Breakpoints as described in this prospectus

• Rights of accumulations which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Franklin Templeton assets held by accounts within the purchaser’s household at Baird. Eligible Franklin Templeton assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets

• Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of Franklin Templeton funds through Baird, over a 13-month period of time

D.A. DAVIDSON & CO.

Effective June 1, 2020, shareholders purchasing fund shares including existing fund shareholders through a D.A. Davidson &. Co. ("D.A. Davidson") platform or account, or through an introducing broker-dealer or independent registered investment advisor for which D.A. Davidson provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or SAI.

Front-End Sales Charge Waivers on Class A Shares available at D.A. Davidson

• Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.

• Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.

• Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).

• A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson’s policies and procedures.

CDSC Waivers on Classes A and C shares available at D.A. Davidson

• Death or disability of the shareholder.

• Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

• Return of excess contributions from an IRA Account.

• Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts as described in the fund’s prospectus beginning in the calendar year the shareholder turns age 72.

• Shares acquired through a right of reinstatement.

Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent

• Breakpoints as described in this prospectus.

• Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.

• Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Edward D. Jones & Co., L.P. ("EDWARD JONES")

Policies Regarding Transactions Through Edward Jones

Effective on or after January 1, 2021, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or statement of additional information ("SAI") or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of the Franklin Templeton and Legg Mason Funds (including holdings of 529 Plans where Franklin Templeton or Legg Mason serve as the primary distributor), or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

Breakpoints

• Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.

Rights of Accumulation (“ROA”)

• The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money markets funds and any assets held in group retirement plans) of the Franklin Templeton and Legg Mason Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.

• The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

• ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).

Letter of Intent (“LOI”)

• Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.

• If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Sales Charge Waivers

Sales charges are waived for the following shareholders and in the following situations:

• Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.

• Shares purchased in an Edward Jones fee-based program.

• Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.

• Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.

• Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.

• Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.

Contingent Deferred Sales Charge (“CDSC”) Waivers

If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:

• The death or disability of the shareholder

• Systematic withdrawals with up to 10% per year of the account value

• Return of excess contributions from an Individual Retirement Account (IRA)

• Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations

• Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones

• Shares exchanged in an Edward Jones fee-based program

• Shares acquired through NAV reinstatement

• Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.

***************************************************************************

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts

• Initial purchase minimum: $250

• Subsequent purchase minimum: none

Minimum Balances

• Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

• A fee-based account held on an Edward Jones platform

• A 529 account held on an Edward Jones platform

• An account with an active systematic investment plan or letter of intent (LOI)

Exchanging Share Classes

• At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a fund to Class A shares of the same fund.

JANNEY MONTGOMERY SCOTT LLC (“JANNEY”)

Effective May 1, 2020, if you purchase fund shares through a Janney Montgomery Scott LLC (“Janney”) brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge ("CDSC"), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.

Front-end sales charge* waivers on Class A shares available at Janney

• Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

• Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

• Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

• Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

• Shares acquired through a right of reinstatement.

• Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.

CDSC waivers on Class A and C shares available at Janney

• Shares sold upon the death or disability of the shareholder.

• Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.

• Shares purchased in connection with a return of excess contributions from an IRA account.

• Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching age 72 as described in the fund’s Prospectus.

• Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

• Shares acquired through a right of reinstatement.

• Shares exchanged into the same share class of a different fund.

Front-end sales charge* discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent

• Breakpoints as described in the fund’s Prospectus.

• Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

• Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

*Also referred to as an “initial sales charge.”

CLASS A AND CLASS C PURCHASES THROUGH MERRILL LYNCH

Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

Shares purchased by a 529 Plan (does not include 529 Plan units or 529-

specific share classes or equivalents)
Shares purchased through a Merrill Lynch affiliated investment advisory program

Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
Shares of funds purchased through the Merrill Edge Self-Directed platform
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus

Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement

CDSC Waivers on A and C Shares available at Merrill Lynch
Death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus
Return of excess contributions from an IRA Account
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
Shares acquired through a right of reinstatement
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee-based accounts or platforms

Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
Breakpoints as described in this prospectus.

Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time

CLASS A PURCHASES THROUGH MORGAN STANLEY

Effective July 1, 2018 shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.

Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management

• Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

• Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

• Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

• Shares purchased through a Morgan Stanley self-directed brokerage account

• Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program

• Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

In addition, effective November 12, 2021 for the purpose of calculating rights of accumulation and letters of intent with respect to purchases made in a Morgan Stanley Wealth Management brokerage account, the following definition for “cumulative quantity discount eligible shares” applies. This definition may be more limited than the one contained in this Fund’s Prospectus or SAI. It is the shareholder’s responsibility to inform Morgan Stanley at the time of purchase of any relationship, holdings, or other facts qualifying the purchaser for a discount. Morgan Stanley can ask for documentation of such circumstance. Shareholders should contact Morgan Stanley if they have questions. Cumulative quantity discount eligible shares include:

• Any class of shares of any Franklin Templeton or Legg Mason fund that is registered in the U.S.; and

• Units of a Section 529 Plan where Franklin Templeton or Legg Mason is the program manager.

For purposes of this section, Franklin Templeton and Legg Mason funds also include Brandywine GLOBAL funds, ClearBridge Investments funds, Martin Currie funds, Western Asset funds and certain other funds managed by affiliated investment advisers. They do not include the funds in the Franklin Templeton Variable Insurance Products Trust, Legg Mason Partners Variable Equity Trust or Legg Mason Partners Variable Income Trust.

OPPENHEIMER & CO., INC.

Effective June 1, 2020, shareholders purchasing Fund shares through an Oppenheimer & Co. Inc. (“OPCO”) platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at OPCO

• Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

• Shares purchased by or through a 529 Plan

• Shares purchased through a OPCO affiliated investment advisory program

• Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

• Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement).

• A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO

• Employees and registered representatives of OPCO or its affiliates and their family members

• Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus

CDSC Waivers on A and C Shares available at OPCO

• Death or disability of the shareholder

• Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus

• Return of excess contributions from an IRA Account

• Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus

• Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO

• Shares acquired through a right of reinstatement

Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent

• Breakpoints as described in this prospectus.

• Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

PFS Investments Inc. (“PFSI”)

Policies Regarding Fund Purchases Through PFSI

The following information supersedes all prior information with respect to transactions and positions held in fund shares purchased through PFSI and held on the mutual fund platform of its affiliate, Primerica Shareholder Services (“PSS”). Clients of PFSI (also referred to as “shareholders”) purchasing fund shares on the PSS platform are eligible only for the following share classes, sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from share classes, discounts and waivers described elsewhere in this prospectus or the related statement of additional information ("SAI") or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform PFSI at the time of a purchase of all holdings of the Franklin Templeton and Legg Mason Funds on the PSS platform, or other facts qualifying the purchaser for discounts or waivers. PFSI may request reasonable documentation of such facts and condition the granting of any discount or waiver on the timely receipt of such documents. Shareholders should contact PSS if they have questions regarding their eligibility for these discounts and waivers.

Share Classes

Shareholders purchasing Fund shares on the PSS platform are eligible only for the following share classes:

• Class A shares are available in non-retirement accounts, individual retirement accounts (IRA), SEP IRAs, SIMPLE IRAs, Keogh Plans, and all other account types.

• Class A1 and Class C shares are available only in accounts that already hold such shares.

Breakpoints

• Breakpoint pricing at dollar thresholds as described in the prospectus of the fund you are purchasing.

Rights of Accumulation ("ROA")

• The applicable sales charge on a purchase of Class A or Class A1 shares is determined by taking into account all share classes (except any assets held in group retirement plans) of the Franklin Templeton and Legg Mason Funds held by the shareholder on the PSS platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying PFSI of such assets at the time of calculation. Shares of money market funds are included only if such shares were acquired in exchange for shares of another Franklin Templeton or Legg Mason Fund purchased with a sales charge. No shares of the Franklin Templeton and Legg Mason Funds held by the shareholder away from the PSS platform, will be granted ROA with shares of any Franklin Templeton or Legg Mason Fund purchased on the PSS platform.

• Any SEP IRA plan, any SIMPLE IRA plan or any Payroll Deduction Plan (“PDP”) on the PSS platform will be defaulted to plan-level grouping for purposes of ROA, which allows each participating employee ROA with all other eligible shares held in plan accounts on the PSS platform. At any time, a participating employee may elect to exercise a one-time option to change grouping for purposes of ROA to shareholder- level grouping, which allows the plan account of the electing employee ROA with her other eligible holdings on the PSS platform, but not with all other eligible participant holdings in the plan. Eligible shares held in plan accounts electing shareholder-level grouping will not be available for purposes of ROA to plan accounts electing plan-level grouping.

• ROA is determined by calculating the higher of cost minus redemptions or current market value (current shares x NAV).

Letter of Intent ("LOI")

• By executing a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period through PFSI, from the date PSS receives the LOI. The purchase price of the LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the dollar amount the shareholder intends to invest over a 13-month period to arrive at total investment for purposes of determining any breakpoint discount and the applicable front-end sales charge. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the projected total investment.

• Only holdings of Franklin Templeton and Legg Mason Funds on the PSS platform are eligible for inclusion in the LOI calculation and the shareholder must notify PFSI of all eligible assets at the time of calculation.

• Purchases made before the LOI is received by PSS are not adjusted under the LOI, and the LOI will not reduce any sales charge previously paid. Sales charges will be automatically adjusted if the total purchases required by the LOI are not met.

• If an employer maintaining a SEP IRA plan, SIMPLE IRA or non-IRA PDP plan on the PSS platform has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer. LOIs are not available to PDP IRA plans on the PSS platform with plan-level grouping for purposes of ROA, but are available to any participating employee that elects shareholder-level grouping for purposes of ROA.

Sales Charge Waivers

Sales charges are waived for the following shareholders and in the following situations:

• Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.

• Shares purchased with the proceeds of redeemed shares of either the Franklin Templeton or Legg Mason fund families so long as the following conditions are met: 1) the proceeds are from the sale of shares within 90 days of the purchase, 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account, and 3) the redeemed shares were subject to a front-end or deferred sales load. Automated transactions (i.e., systematic purchases and withdrawals), full or partial transfers or rollovers of retirement accounts, and purchases made after shares are automatically sold to pay account maintenance fees are not eligible for this sales charge waiver.

• Shares exchanged into Class A or Class A1 shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of PFSI. PFSI is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.

Policies Regarding Fund Purchases That Are Not Held on the PSS Platform

Class R shares are available through PFSI only in 401(k) plans covering a business owner with no employees, commonly referred to as a one-participant 401(k) plan or solo 401(k) and which are not held on the PSS platform.

RAYMOND JAMES®

Intermediary-Defined Sales Charge Waiver Policies

The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares.

Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts.

Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (“Raymond James”)

Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.

Front-end sales load waivers on Class A shares available at Raymond James

• Shares purchased in an investment advisory program.

• Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.

• Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

• Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

• A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Classes A and C shares available at Raymond James

• Death or disability of the shareholder.

• Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

• Return of excess contributions from an IRA Account.

• Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.

• Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

• Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent

• Breakpoints as described in this prospectus.

• Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.

• Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Stifel, Nicolaus & Company, Incorporated ("Stifel")

Effective July 1, 2020, shareholders purchasing Fund shares through a Stifel platform or account or who own shares for which Stifel or an affiliate is the broker-dealer of record are eligible for the following front-end sales charge (load) waiver, in addition to those listed in the prospectus:

• Class C shares that have been held for more than seven (7) years will be converted to Class A shares of the same Fund pursuant to Stifel’s policies and procedures at net asset value (without a front-end sales charge).

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